N-4	Apr. 22, 2025 USD ($)
Prospectus:
Document Type	N-4
Entity Registrant Name	Lincoln Life Variable Annuity Account N
Entity Central Index Key	0001048606
Entity Investment Company Type	N-4
Document Period End Date	Apr. 22, 2025
Amendment Flag	false
Lincoln InvestmentSolutions RIA
Prospectus:
Fees and Expenses [Text Block]
FEES AND EXPENSES	Location in Prospectus
Charges for Early Withdrawals	There are no surrender charges associated with the Contract.	●N/A
Transaction Charges	There are no sales charges associated with the Contract.	●N/A
Ongoing Fees and Expenses (annual charges)
Minimum and Maximum Annual Fee Table. The table below describes the fees and expenses that you may pay each year, depending on the options you choose. Please refer to your contract specifications page for information about the specific fees you will pay each year based on the options you have elected. These charges do not reflect any advisory fees paid to a financial intermediary from Contract Value or other assets of the
Contractowner. If such charges were reflected, the ongoing fees and expense would be higher.
●Fee Tables ●Examples ●Charges and Other Deductions
	Annual Fee	Minimum	Maximum
	Base Contract	0.51%[1]	0.71%[1]
	Investment options (fund fees and expenses)	0.23%[1]	3.30%[1]
	Optional benefits available for an additional charge (for a single optional benefit, if elected)	0.40%[1]	2.75%[2]
1 As a percentage of average Account Value in the Subaccounts.
2 As an annualized percentage of the Protected Income Base.

Lowest and Highest Annual Cost Table. Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year, based on current charges. This estimate assumes that you do not take withdrawals from the Contract.

Lowest Annual Cost: $907	Highest Annual Cost: $8,330
Assumes:	Assumes:

●Investment of $100,000
●5% annual appreciation
●Least expensive fund fees and
expenses
●No optional benefits
●No additional Purchase Payments,
transfers, or withdrawals
●No sales charges or advisory fees

●Investment of $100,000
●5% annual appreciation
●Most expensive combination of
optional benefits and fund fees and
expenses
●No additional Purchase Payments,
transfers, or withdrawals
●No sales charges or advisory fees

Charges for Early Withdrawals [Text Block]
Charges for Early Withdrawals	There are no surrender charges associated with the Contract.	●N/A

Transaction Charges [Text Block]
Transaction Charges	There are no sales charges associated with the Contract.	●N/A

Ongoing Fees and Expenses [Table Text Block]
Ongoing Fees and Expenses (annual charges)
Minimum and Maximum Annual Fee Table. The table below describes the fees and expenses that you may pay each year, depending on the options you choose. Please refer to your contract specifications page for information about the specific fees you will pay each year based on the options you have elected. These charges do not reflect any advisory fees paid to a financial intermediary from Contract Value or other assets of the
Contractowner. If such charges were reflected, the ongoing fees and expense would be higher.
●Fee Tables ●Examples ●Charges and Other Deductions
	Annual Fee	Minimum	Maximum
	Base Contract	0.51%[1]	0.71%[1]
	Investment options (fund fees and expenses)	0.23%[1]	3.30%[1]
	Optional benefits available for an additional charge (for a single optional benefit, if elected)	0.40%[1]	2.75%[2]
1 As a percentage of average Account Value in the Subaccounts.
2 As an annualized percentage of the Protected Income Base.

Lowest and Highest Annual Cost Table. Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year, based on current charges. This estimate assumes that you do not take withdrawals from the Contract.

Lowest Annual Cost: $907	Highest Annual Cost: $8,330
Assumes:	Assumes:

●Investment of $100,000
●5% annual appreciation
●Least expensive fund fees and
expenses
●No optional benefits
●No additional Purchase Payments,
transfers, or withdrawals
●No sales charges or advisory fees

●Investment of $100,000
●5% annual appreciation
●Most expensive combination of
optional benefits and fund fees and
expenses
●No additional Purchase Payments,
transfers, or withdrawals
●No sales charges or advisory fees

Base Contract (of Other Amount) (N-4) Minimum [Percent]	0.51%
Base Contract (of Other Amount) (N-4) Maximum [Percent]	0.71%
Base Contract (N-4) Footnotes [Text Block]	1 As a percentage of average Account Value in the Subaccounts.
Investment Options (of Other Amount) Minimum [Percent]	0.23%
Investment Options (of Other Amount) Maximum [Percent]	3.30%
Optional Benefits Minimum [Percent]	0.40%
Optional Benefits Maximum [Percent]	2.75%
Optional Benefits Footnotes [Text Block]	2 As an annualized percentage of the Protected Income Base.
Lowest and Highest Annual Cost [Table Text Block]

Lowest and Highest Annual Cost Table. Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year, based on current charges. This estimate assumes that you do not take withdrawals from the Contract.

Lowest Annual Cost: $907	Highest Annual Cost: $8,330
Assumes:	Assumes:

●Investment of $100,000
●5% annual appreciation
●Least expensive fund fees and
expenses
●No optional benefits
●No additional Purchase Payments,
transfers, or withdrawals
●No sales charges or advisory fees

●Investment of $100,000
●5% annual appreciation
●Most expensive combination of
optional benefits and fund fees and
expenses
●No additional Purchase Payments,
transfers, or withdrawals
●No sales charges or advisory fees

Lowest Annual Cost [Dollars]	$ 907
Highest Annual Cost [Dollars]	$ 8,330
Risks [Table Text Block]
	RISKS	Location in Prospectus
Risk of Loss	●You can lose money by investing in this Contract, including loss of principal.	●Principal Risks ●Investments of the Variable Annuity Account
Not a Short-Term Investment
●This Contract is not designed for short-term investing and may not be appropriate for the investor who needs ready access to cash.
●The benefits of tax deferral, long-term income, and living benefit protections mean the Contract is more beneficial to investors with a long-term investment horizon.
●Withdrawals are subject to ordinary income tax and may be subject to tax penalties.
●Principal Risks ●Surrender and Withdrawals ●Fee Tables ●Living Benefit Riders
Risks Associated with Investment Options
●An investment in this Contract is subject to the risk of poor investment performance of the investment options you choose. Performance can vary depending on the performance of the investment options available under the Contract.
●Each investment option (including the fixed account option) has its own unique risks.
●You should review the investment options before making an investment decision.
●Principal Risks ●Investments of the Variable Annuity Account
Insurance Company Risks
●An investment in the Contract is subject to the risks related to Lincoln Life. Any obligations (including under the fixed account option), guarantees, or benefits of the
Contract are subject to our claims-paying ability. If we experience financial distress, we may not be able to meet our obligations to you. More information about Lincoln
New York, including our financial strength ratings, is available upon request by calling 1-800-454-6265 or visiting www.LincolnFinancial.com.
●Principal Risks

Investment Restrictions [Text Block]	●We reserve the right to remove or substitute any funds as investment options that are available under the Contract.●You are generally restricted to no more than 12 transfers between investment options per Contract Year. Your ability to transfer between investment options may also be restricted as a result of Investment Requirements if you have elected an optional benefit.
Optional Benefit Restrictions [Text Block]	●Optional benefits may limit or restrict the investment options that you may select under the Contract. We may change these restrictions in the future.●Optional benefit availability may vary by state of issue or selling broker-dealer.●Excess Withdrawals may reduce the value of an optional benefit by an amount greater than the value withdrawn or result in termination of the benefit.●You are required to have a certain level of Contract Value for some new rider elections.●We may modify or stop offering an optional benefit that is currently available at any time.●If you elect certain optional benefits, you may be limited in the amount of Purchase Payments that you can make (and when).●If you elect to pay third-party advisory fees out of your Contract Value, this deduction may reduce the Death Benefit(s) and other guaranteed benefits, and may be subject to federal and state income taxes and a 10% federal penalty tax.
Tax Implications [Text Block]	●Consult with a tax professional to determine the tax implications of an investment in and payments received under this Contract.●If you purchase the Contract through a tax-qualified plan or IRA, you do not get any additional tax benefit under the Contract.●Earnings on your Contract are taxed at ordinary income tax rates when you withdraw them, and you may have to pay a penalty if you take a withdrawal before age 59½.
Exchanges [Text Block]	You should only exchange your contract if you determine, after comparing the features, fees, and risks of both contracts, that it is better for you to purchase the new Contract rather than continue to own your existing contract.
Item 4. Fee Table [Text Block]	Fee Tables The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering or making withdrawals from the Contract. Please refer to your Contract Specifications page for information about the specific fees you will pay each year based on the options you have elected. These charges do not reflect any advisory fees paid to a financial intermediary from Contract Value or other assets of the Contractowner. If such charges were reflected, the ongoing fees and expenses would be higher. The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender or make withdrawals from the Contract, or transfer Contract Value between investment options, and/or the fixed account (if available). State premium taxes may also be deducted.
TRANSACTION EXPENSES
There are no sales charges, deferred sales charges, or surrender charges associated with the Contract.
The next table describes the fees and expenses that you will pay each year during the time that you own the Contract (not including fund fees and expenses). If you choose to purchase an optional benefit, you will pay additional charges, as shown below.
ANNUAL CONTRACT EXPENSES
Administrative Expense (Annual Account Fee):[1]	$50
Base Contract Expenses (as a percentage of average Account Value in the Subaccounts)
Guarantee of Principal Death Benefit2,3, 4
Age at Issue 1 - 80	0.50%
Age at Issue 81 – 85	0.70%
	Single Life	Joint Life
Optional Benefit Expenses (Protected Lifetime Income Fees)
Highest Anniversary Death Benefit[5]
Guaranteed Maximum Annual Charge	1.25%	1.25%
Current Annual Charge	0.25%	0.25%
Estate LockSM Death Benefit:[6,7]
Guaranteed Maximum Annual Charge	1.60%	N/A
Lincoln ProtectedPay® and Estate LockSM:[6,8]
Guaranteed Maximum Annual Charge	2.75%	N/A
Lincoln ProtectedPay® lifetime income suite:[6,9]
Guaranteed Maximum Annual Charge	2.75%	2.75%
Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk):[9]
Guaranteed Maximum Annual Charge	2.25%	2.45%
Lincoln Market Select® Advantage:[9]
Guaranteed Maximum Annual Charge	2.25%	2.45%
Lincoln Max 6 SelectSM Advantage:[9]
Guaranteed Maximum Annual Charge	2.25%	2.45%
Lincoln Wealth PassSM:[10]
Guaranteed Maximum Annual Charge
Age at Issue 0 – 65	2.25%	N/A
Age at Issue 66 – 80	2.25%	N/A
4LATER® Select Advantage riders elected on and after November 28, 2022:[6,11]
Guaranteed Maximum Annual Charge	2.75%	2.75%
4LATER® Select Advantage riders elected prior to November 28, 2022:[11]
Guaranteed Maximum Annual Charge	2.25%	2.45%
	Single Life	Joint Life
i4LIFE® Advantage:[12]
Current Charge	0.40%	0.40%
i4LIFE® Advantage Select Guaranteed Income Benefit riders elected on and after August 19, 2024:[6,13]
Guaranteed Maximum Annual Charge	2.75%	2.75%
i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk):[6,13]
Guaranteed Maximum Annual Charge	2.25%	2.45%
i4LIFE® Advantage Select Guaranteed Income Benefit riders elected prior to August 19, 2024:[13]
Guaranteed Maximum Annual Charge	2.25%	2.45%
Current Charge	1.10%	1.30%
[1]During the accumulation phase, the account fee will be deducted from your Contract Value on each contract anniversary, or upon the surrender of the Contract. The account fee will be waived if your Contract Value is $50,000 or more on the contract anniversary (or day of surrender).[2]The product charge consists of a mortality and expense risk charge of 0.40% and an administrative charge of 0.10% for contracts issued at ages 1 - 80. The product charge consists of a mortality and expense risk charge of 0.60% and an administrative charge of 0.10% for contracts issued at ages 81 - 85. The product charge consists of a mortality and expense risk charge of 0.30% and an administrative charge of 0.10% for all contracts on and after the selection of an Annuity Payout option. [3]The product charge is based on the oldest Contractowner's or Annuitant's age at the time the Contract is issued. [4]The Guarantee of Principal Death Benefit will automatically terminate if all Contractowners and Annuitants are changed. If this happens, the Contract Value Death Benefit will be in effect, and the Product Charge of 0.40% for the Contract Value Death Benefit will apply.[5]As an annualized percentage of the highest anniversary value at the time of the charge. We will deduct this charge from the Contract Value on a quarterly basis, with the first deduction occurring on the Valuation Date on or next following the three-month anniversary of the rider effective date. See the Charges and Other Deductions section for a discussion of how the charge is calculated. The Guarantee of Principal Death Benefit product charge also applies.[6]The current charge for new elections of this rider is disclosed in a Rate Sheet. The rates and/or percentages from previous effective periods are included in an Appendix to this prospectus. [7]As an annualized percentage of the sum of all Purchase Payments portion of the death benefit amount at the time of the charge. We will deduct this charge from the Contract Value on a quarterly basis, with the first deduction occurring on the Valuation Date on or next following the three-month anniversary of the rider effective date. See the Charges and Other Deductions section for a discussion of how the charge is calculated. [8]As an annualized percentage of the Fee Basis Amount, as increased by subsequent Purchase Payments, Account Value Step-ups and Enhancements, and decreased by withdrawals. This charge is deducted from the Contract Value on a quarterly basis. [9]As an annualized percentage of the Protected Income Base, as increased by subsequent Purchase Payments, Account Value Step-ups and Enhancements, and decreased by Excess Withdrawals. This fee is deducted from the Contract Value proportionately on a quarterly basis. This same fee applies when transitioning to the appropriate version of i4LIFE® Advantage Guaranteed Income Benefit (if available). See Charges and Other Deductions – Protected Lifetime Income Fees for more information about the Lincoln ProtectedPay® lifetime income suite. A discussion of the charges for Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk), Lincoln Market Select® Advantage and Lincoln Max 6 SelectSM Advantage can be found in an Appendix to this prospectus. [10]As an annualized percentage of the Protected Amount, as increased by subsequent Purchase Payments and decreased by Excess Withdrawals. This charge is deducted from the Contract Value on a quarterly basis. The current protected lifetime income fee rate will be less than or equal to the stated maximum charge rate and will be disclosed in a Rate Sheet prospectus supplement. The same fee applies when transitioning to the appropriate version of i4LIFE® Advantage Guaranteed Income Benefit (if available). A discussion of the charges for this closed rider can be found in an Appendix to this prospectus.[11]As an annualized percentage of the Protected Income Base (initial Purchase Payment or Contract Value at the time of election), as increased for subsequent Purchase Payments, Account Value Step-ups and Enhancements, and decreased by withdrawals (excluding Advisory Fee Withdrawals). This fee is deducted from the Contract Value on a quarterly basis. The same fee applies to the appropriate version of i4LIFE® Advantage Guaranteed Income Benefit (if available). See Charges and Other Deductions – Protected Lifetime Income Fees for more information about your Living Benefit Rider.[12]As an annualized percentage of average Account Value, computed daily. This charge is assessed only on and after the effective date of i4LIFE® Advantage and is added to your base contract expense. These charges continue during the Access Period. During the Lifetime Income Period, the i4LIFE® Advantage charge rate of 0.40% is added to the Contract Value Death Benefit base contract expense. See Charges and Other Deductions – i4LIFE® Advantage Charge for more information. [13]These charges are added to the i4LIFE® Advantage charge to comprise the total charges. During the Lifetime Income Period, the Guaranteed Income Benefit charge rate is Contract Value Death Benefit base contract expense plus the i4LIFE® Advantage charge. The current annual charge rate for Select Guaranteed Income Benefit, may increase periodically to the rate listed above upon the next automatic step-up of the Guaranteed Income Benefit. See Charges and Other Deductions – i4LIFE® Advantage Guaranteed Income Benefit Charge for further information.  The next item shows the minimum and maximum total annual operating expenses charged by the funds that you may pay periodically during the time that you own the Contract. Expenses shown may change over time and may be higher or lower in the future. A complete list of funds available under the Contract, including their annual expenses, may be found in an appendix to this prospectus. See Appendix A: Funds Available Under the Contract.
Annual Fund Expenses	Minimum	Maximum
Expenses that are deducted from the fund assets, including management fees, distribution and/or service (12b-1) fees, and other expenses before reimbursements.	0.23%	3.30%
Expenses that are deducted from the fund assets, including management fees, distribution and/or service (12b-1) fees, and other expenses after any waivers or expense reimbursements.[1]	0.23%	1.25%
[1]Any expense waivers or reimbursements will remain in effect until at least April 30, 2026, and can only be terminated early with approval by the fund’s board of directors.EXAMPLES The following Examples are intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include transaction expenses, annual contract expenses, and annual fund fees and expenses. The first Example assumes that you invest $100,000 in the Contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year, the maximum fees and expenses of any of the funds, and that Lincoln ProtectedPay® and Estate LockSM at the guaranteed maximum charge are in effect. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:The next Example assumes that you invest $100,000 in the Contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year, the maximum fees and expenses of any of the funds, and that i4LIFE® Advantage with the Highest Anniversary Death Benefit and i4LIFE® Advantage Select Guaranteed Income Benefit at the guaranteed maximum charge are in effect. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:Appendix G — Current Rider Charges for Previous Elections The following tables reflect the current charge for optional Living Benefit Riders by election date. The current charges for new elections are disclosed in a Rate Sheet supplement. Optional Protected Lifetime Income Fees:
Lincoln ProtectedPay® and Estate LockSM
	Single Life	Joint Life
Riders elected between August 19, 2024 and April 30, 2025	1.50%	N/A

Lincoln ProtectedPay® Lifetime Income Suite
	Single Life	Joint Life
Riders elected between November 28, 2022 and April 30, 2025	1.50%	1.60%

Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk)
	Single Life	Joint Life
Riders elected between December 14, 2020 and December 18, 2023	1.50%	1.60%
Riders elected on or after May 21, 2018 and on or prior to December 13, 2020	1.25%	1.50%

Lincoln Market Select® Advantage
	Single Life	Joint Life
Riders elected between December 14, 2020 and December 18, 2023	1.50%	1.60%
Riders elected on or after August 29, 2016 (October 3, 2016 for existing Contractowners) and on or prior to December 13, 2020	1.25%	1.50%

Lincoln Max 6 SelectSM Advantage
	Single Life	Joint Life
Riders elected between December 14, 2020 and December 18, 2023	1.50%	1.60%
Riders elected on or prior to December 13, 2020	1.25%	1.50%

4LATER® Select Advantage
	Single Life	Joint Life
Riders elected between December 14, 2020 and April 30, 2025	1.50%	1.60%
Riders elected on or prior to December 13, 2020	1.25%	1.50%

i4LIFE® Advantage Guaranteed Income Benefit
	Single Life	Joint Life
i4LIFE® Advantage Select Guaranteed Income Benefit riders elected between August 19, 2024 and April 30, 2025	1.15%	1.35%
i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk) riders elected between May 21, 2018 and April 30, 2025	0.95%	1.15%

i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk) for Contractowners who Transition from Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) or 4LATER® Advantage (Managed Risk)
	Single Life	Joint Life
i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk) for Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) riders elected between December 14, 2020 and December 18, 2023	1.50%	1.60%

i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk) for Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) riders elected on or after May 21, 2018 and on or prior to December 13, 2020	1.25%	1.50%

i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk) for Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) riders elected prior to May 21, 2018 and for all 4LATER® Advantage (Managed Risk) riders	1.05%	1.25%

i4LIFE® Advantage Guaranteed Income Benefit for Contractowners who Transition from Lincoln Market Select® Advantage or 4LATER® Select Advantage
	Single Life	Joint Life
i4LIFE® Advantage Select Guaranteed Income Benefit for Lincoln Market Select® Advantage riders elected between December 14, 2020 and December 18, 2023 and 4LATER® Select Advantage riders elected between December 14, 2020 and April 30, 2025	1.50%	1.60%

i4LIFE® Advantage Select Guaranteed Income Benefit for Lincoln Market Select® Advantage riders elected on or after August 29, 2016 (October 3, 2016 for existing Contractowners) and on or prior to December 13, 2020 and 4LATER® Select Advantage riders on or prior to December 13, 2020	1.25%	1.50%

i4LIFE® Advantage Guaranteed Income Benefit (version 4) for Lincoln Market Select® Advantage riders elected prior to August 29, 2016 (October 3, 2016 for existing Contractowners)	0.95%	1.15%

Transaction Expenses [Table Text Block]
There are no sales charges, deferred sales charges, or surrender charges associated with the Contract.
Administrative Expense (Annual Account Fee):[1]	$50

Sales Load (of Purchase Payments), Current [Percent]	0.00%
Deferred Sales Load (of Amount Surrendered), Current [Percent]	0.00%
Annual Contract Expenses [Table Text Block]	The next table describes the fees and expenses that you will pay each year during the time that you own the Contract (not including fund fees and expenses). If you choose to purchase an optional benefit, you will pay additional charges, as shown below.
ANNUAL CONTRACT EXPENSES
Administrative Expense (Annual Account Fee):[1]	$50
Base Contract Expenses (as a percentage of average Account Value in the Subaccounts)
Guarantee of Principal Death Benefit2,3, 4
Age at Issue 1 - 80	0.50%
Age at Issue 81 – 85	0.70%
	Single Life	Joint Life
Optional Benefit Expenses (Protected Lifetime Income Fees)
Highest Anniversary Death Benefit[5]
Guaranteed Maximum Annual Charge	1.25%	1.25%
Current Annual Charge	0.25%	0.25%
Estate LockSM Death Benefit:[6,7]
Guaranteed Maximum Annual Charge	1.60%	N/A
Lincoln ProtectedPay® and Estate LockSM:[6,8]
Guaranteed Maximum Annual Charge	2.75%	N/A
Lincoln ProtectedPay® lifetime income suite:[6,9]
Guaranteed Maximum Annual Charge	2.75%	2.75%
Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk):[9]
Guaranteed Maximum Annual Charge	2.25%	2.45%
Lincoln Market Select® Advantage:[9]
Guaranteed Maximum Annual Charge	2.25%	2.45%
Lincoln Max 6 SelectSM Advantage:[9]
Guaranteed Maximum Annual Charge	2.25%	2.45%
Lincoln Wealth PassSM:[10]
Guaranteed Maximum Annual Charge
Age at Issue 0 – 65	2.25%	N/A
Age at Issue 66 – 80	2.25%	N/A
4LATER® Select Advantage riders elected on and after November 28, 2022:[6,11]
Guaranteed Maximum Annual Charge	2.75%	2.75%
4LATER® Select Advantage riders elected prior to November 28, 2022:[11]
Guaranteed Maximum Annual Charge	2.25%	2.45%
	Single Life	Joint Life
i4LIFE® Advantage:[12]
Current Charge	0.40%	0.40%
i4LIFE® Advantage Select Guaranteed Income Benefit riders elected on and after August 19, 2024:[6,13]
Guaranteed Maximum Annual Charge	2.75%	2.75%
i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk):[6,13]
Guaranteed Maximum Annual Charge	2.25%	2.45%
i4LIFE® Advantage Select Guaranteed Income Benefit riders elected prior to August 19, 2024:[13]
Guaranteed Maximum Annual Charge	2.25%	2.45%
Current Charge	1.10%	1.30%
[1]During the accumulation phase, the account fee will be deducted from your Contract Value on each contract anniversary, or upon the surrender of the Contract. The account fee will be waived if your Contract Value is $50,000 or more on the contract anniversary (or day of surrender).[2]The product charge consists of a mortality and expense risk charge of 0.40% and an administrative charge of 0.10% for contracts issued at ages 1 - 80. The product charge consists of a mortality and expense risk charge of 0.60% and an administrative charge of 0.10% for contracts issued at ages 81 - 85. The product charge consists of a mortality and expense risk charge of 0.30% and an administrative charge of 0.10% for all contracts on and after the selection of an Annuity Payout option. [3]The product charge is based on the oldest Contractowner's or Annuitant's age at the time the Contract is issued. [4]The Guarantee of Principal Death Benefit will automatically terminate if all Contractowners and Annuitants are changed. If this happens, the Contract Value Death Benefit will be in effect, and the Product Charge of 0.40% for the Contract Value Death Benefit will apply.[5]As an annualized percentage of the highest anniversary value at the time of the charge. We will deduct this charge from the Contract Value on a quarterly basis, with the first deduction occurring on the Valuation Date on or next following the three-month anniversary of the rider effective date. See the Charges and Other Deductions section for a discussion of how the charge is calculated. The Guarantee of Principal Death Benefit product charge also applies.[6]The current charge for new elections of this rider is disclosed in a Rate Sheet. The rates and/or percentages from previous effective periods are included in an Appendix to this prospectus. [7]As an annualized percentage of the sum of all Purchase Payments portion of the death benefit amount at the time of the charge. We will deduct this charge from the Contract Value on a quarterly basis, with the first deduction occurring on the Valuation Date on or next following the three-month anniversary of the rider effective date. See the Charges and Other Deductions section for a discussion of how the charge is calculated. [8]As an annualized percentage of the Fee Basis Amount, as increased by subsequent Purchase Payments, Account Value Step-ups and Enhancements, and decreased by withdrawals. This charge is deducted from the Contract Value on a quarterly basis. [9]As an annualized percentage of the Protected Income Base, as increased by subsequent Purchase Payments, Account Value Step-ups and Enhancements, and decreased by Excess Withdrawals. This fee is deducted from the Contract Value proportionately on a quarterly basis. This same fee applies when transitioning to the appropriate version of i4LIFE® Advantage Guaranteed Income Benefit (if available). See Charges and Other Deductions – Protected Lifetime Income Fees for more information about the Lincoln ProtectedPay® lifetime income suite. A discussion of the charges for Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk), Lincoln Market Select® Advantage and Lincoln Max 6 SelectSM Advantage can be found in an Appendix to this prospectus. [10]As an annualized percentage of the Protected Amount, as increased by subsequent Purchase Payments and decreased by Excess Withdrawals. This charge is deducted from the Contract Value on a quarterly basis. The current protected lifetime income fee rate will be less than or equal to the stated maximum charge rate and will be disclosed in a Rate Sheet prospectus supplement. The same fee applies when transitioning to the appropriate version of i4LIFE® Advantage Guaranteed Income Benefit (if available). A discussion of the charges for this closed rider can be found in an Appendix to this prospectus.[11]As an annualized percentage of the Protected Income Base (initial Purchase Payment or Contract Value at the time of election), as increased for subsequent Purchase Payments, Account Value Step-ups and Enhancements, and decreased by withdrawals (excluding Advisory Fee Withdrawals). This fee is deducted from the Contract Value on a quarterly basis. The same fee applies to the appropriate version of i4LIFE® Advantage Guaranteed Income Benefit (if available). See Charges and Other Deductions – Protected Lifetime Income Fees for more information about your Living Benefit Rider.[12]As an annualized percentage of average Account Value, computed daily. This charge is assessed only on and after the effective date of i4LIFE® Advantage and is added to your base contract expense. These charges continue during the Access Period. During the Lifetime Income Period, the i4LIFE® Advantage charge rate of 0.40% is added to the Contract Value Death Benefit base contract expense. See Charges and Other Deductions – i4LIFE® Advantage Charge for more information. [13]These charges are added to the i4LIFE® Advantage charge to comprise the total charges. During the Lifetime Income Period, the Guaranteed Income Benefit charge rate is Contract Value Death Benefit base contract expense plus the i4LIFE® Advantage charge. The current annual charge rate for Select Guaranteed Income Benefit, may increase periodically to the rate listed above upon the next automatic step-up of the Guaranteed Income Benefit. See Charges and Other Deductions – i4LIFE® Advantage Guaranteed Income Benefit Charge for further information.
Administrative Expense, Current [Dollars]	$ 50
Administrative Expense, Footnotes [Text Block]	During the accumulation phase, the account fee will be deducted from your Contract Value on each contract anniversary, or upon the surrender of the Contract. The account fee will be waived if your Contract Value is $50,000 or more on the contract anniversary (or day of surrender).
Base Contract Expense, Footnotes [Text Block]	The product charge consists of a mortality and expense risk charge of 0.40% and an administrative charge of 0.10% for contracts issued at ages 1 - 80. The product charge consists of a mortality and expense risk charge of 0.60% and an administrative charge of 0.10% for contracts issued at ages 81 - 85. The product charge consists of a mortality and expense risk charge of 0.30% and an administrative charge of 0.10% for all contracts on and after the selection of an Annuity Payout option. [3]The product charge is based on the oldest Contractowner's or Annuitant's age at the time the Contract is issued. [4]The Guarantee of Principal Death Benefit will automatically terminate if all Contractowners and Annuitants are changed. If this happens, the Contract Value Death Benefit will be in effect, and the Product Charge of 0.40% for the Contract Value Death Benefit will apply.
Optional Benefit Expense, Footnotes [Text Block]	As an annualized percentage of the highest anniversary value at the time of the charge. We will deduct this charge from the Contract Value on a quarterly basis, with the first deduction occurring on the Valuation Date on or next following the three-month anniversary of the rider effective date. See the Charges and Other Deductions section for a discussion of how the charge is calculated. The Guarantee of Principal Death Benefit product charge also applies.[6]The current charge for new elections of this rider is disclosed in a Rate Sheet. The rates and/or percentages from previous effective periods are included in an Appendix to this prospectus. [7]As an annualized percentage of the sum of all Purchase Payments portion of the death benefit amount at the time of the charge. We will deduct this charge from the Contract Value on a quarterly basis, with the first deduction occurring on the Valuation Date on or next following the three-month anniversary of the rider effective date. See the Charges and Other Deductions section for a discussion of how the charge is calculated. [8]As an annualized percentage of the Fee Basis Amount, as increased by subsequent Purchase Payments, Account Value Step-ups and Enhancements, and decreased by withdrawals. This charge is deducted from the Contract Value on a quarterly basis. [9]As an annualized percentage of the Protected Income Base, as increased by subsequent Purchase Payments, Account Value Step-ups and Enhancements, and decreased by Excess Withdrawals. This fee is deducted from the Contract Value proportionately on a quarterly basis. This same fee applies when transitioning to the appropriate version of i4LIFE® Advantage Guaranteed Income Benefit (if available). See Charges and Other Deductions – Protected Lifetime Income Fees for more information about the Lincoln ProtectedPay® lifetime income suite. A discussion of the charges for Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk), Lincoln Market Select® Advantage and Lincoln Max 6 SelectSM Advantage can be found in an Appendix to this prospectus. [10]As an annualized percentage of the Protected Amount, as increased by subsequent Purchase Payments and decreased by Excess Withdrawals. This charge is deducted from the Contract Value on a quarterly basis. The current protected lifetime income fee rate will be less than or equal to the stated maximum charge rate and will be disclosed in a Rate Sheet prospectus supplement. The same fee applies when transitioning to the appropriate version of i4LIFE® Advantage Guaranteed Income Benefit (if available). A discussion of the charges for this closed rider can be found in an Appendix to this prospectus.[11]As an annualized percentage of the Protected Income Base (initial Purchase Payment or Contract Value at the time of election), as increased for subsequent Purchase Payments, Account Value Step-ups and Enhancements, and decreased by withdrawals (excluding Advisory Fee Withdrawals). This fee is deducted from the Contract Value on a quarterly basis. The same fee applies to the appropriate version of i4LIFE® Advantage Guaranteed Income Benefit (if available). See Charges and Other Deductions – Protected Lifetime Income Fees for more information about your Living Benefit Rider.[12]As an annualized percentage of average Account Value, computed daily. This charge is assessed only on and after the effective date of i4LIFE® Advantage and is added to your base contract expense. These charges continue during the Access Period. During the Lifetime Income Period, the i4LIFE® Advantage charge rate of 0.40% is added to the Contract Value Death Benefit base contract expense. See Charges and Other Deductions – i4LIFE® Advantage Charge for more information. [13]These charges are added to the i4LIFE® Advantage charge to comprise the total charges. During the Lifetime Income Period, the Guaranteed Income Benefit charge rate is Contract Value Death Benefit base contract expense plus the i4LIFE® Advantage charge. The current annual charge rate for Select Guaranteed Income Benefit, may increase periodically to the rate listed above upon the next automatic step-up of the Guaranteed Income Benefit. See Charges and Other Deductions – i4LIFE® Advantage Guaranteed Income Benefit Charge for further information.
Annual Portfolio Company Expenses [Table Text Block]	The next item shows the minimum and maximum total annual operating expenses charged by the funds that you may pay periodically during the time that you own the Contract. Expenses shown may change over time and may be higher or lower in the future. A complete list of funds available under the Contract, including their annual expenses, may be found in an appendix to this prospectus. See Appendix A: Funds Available Under the Contract.
Annual Fund Expenses	Minimum	Maximum
Expenses that are deducted from the fund assets, including management fees, distribution and/or service (12b-1) fees, and other expenses before reimbursements.	0.23%	3.30%
Expenses that are deducted from the fund assets, including management fees, distribution and/or service (12b-1) fees, and other expenses after any waivers or expense reimbursements.[1]	0.23%	1.25%
[1]Any expense waivers or reimbursements will remain in effect until at least April 30, 2026, and can only be terminated early with approval by the fund’s board of directors.
Portfolio Company Expenses [Text Block]	Expenses that are deducted from the fund assets, including management fees, distribution and/or service (12b-1) fees, and other expenses before reimbursements.
Portfolio Company Expenses Minimum [Percent]	0.23%
Portfolio Company Expenses Maximum [Percent]	3.30%
Portfolio Company Expenses, Footnotes [Text Block]	Any expense waivers or reimbursements will remain in effect until at least April 30, 2026, and can only be terminated early with approval by the fund’s board of directors.
Surrender Example [Table Text Block]
1 year	3 years	5 years	10 years
$8,305	$24,987	$41,714	$83,291
1 year	3 years	5 years	10 years
$8,290	$24,155	$39,101	$72,702

Annuitize Example [Table Text Block]	2) If you annuitize or do not surrender your Contract at the end of the applicable time period:
1 year	3 years	5 years	10 years
$8,305	$24,987	$41,714	$83,291
2) If you annuitize or do not surrender your Contract at the end of the applicable time period:
1 year	3 years	5 years	10 years
$8,290	$24,155	$39,101	$72,702

No Surrender Example [Table Text Block]	2) If you annuitize or do not surrender your Contract at the end of the applicable time period:
1 year	3 years	5 years	10 years
$8,305	$24,987	$41,714	$83,291
2) If you annuitize or do not surrender your Contract at the end of the applicable time period:
1 year	3 years	5 years	10 years
$8,290	$24,155	$39,101	$72,702

Item 5. Principal Risks [Table Text Block]	Principal Risks The principal risks of investing in the Contract include:Risk of Loss. You can lose money by investing in this Contract, including loss of principal. Neither the U.S. Government nor any federal agency insures or guarantees your investment in the Contract. Short-Term Investment Risk. This Contract is not designed for short-term investing and is not appropriate for an investor who needs ready access to cash. The benefits of tax deferral, long-term income, and living benefit protections also mean that the Contract is more beneficial to investors with a long-term horizon.Variable Option Risk. You take all the investment risk on the Contract Value and the retirement income for amounts placed into one or more of the Subaccounts, which invest in corresponding underlying funds. If the Subaccounts you select make money, your Contract Value goes up; if they lose money, your Contract Value goes down. How much it goes up or down depends on the performance of the Subaccounts you select. Each underlying fund is subject to its own investment risks. When you invest in a Subaccount, you are exposed to the investment risks of the underlying fund.Investment Requirements Risk. If you elect an optional benefit, you may be subject to Investment Requirements, which means you may not be permitted to invest in certain investment options or you may be permitted to invest in certain investment options only to a limited extent. Failing to satisfy applicable Investment Requirements may result in the termination of your optional benefit. We impose Investment Requirements to reduce the risk of investment losses that may require us to use our own assets to make guaranteed payments under an optional benefit. In turn, your compliance with the Investment Requirements could limit your participation in market gains. This may conflict with your investment objectives by limiting your ability to maximize potential growth of your Contract Value and the value of your guaranteed benefits.Managed Volatility Fund Risk. Certain underlying funds may employ risk management strategies to provide for downside protection during sharp downward movements in equity markets. These funds usually, but not always, have “Managed Risk” or “Managed Volatility” in the name of the fund. These strategies could limit the upside participation of the fund in rising equity markets relative to other funds. The optional Death Benefits and Living Benefit Riders offered under the Contract also provide protection in the event of a market downturn. Likewise, there are additional costs associated with these Death Benefits and Living Benefit Riders, which can limit the Contract’s upside participation in the markets. Many of these funds are included in the Investment Requirements associated with certain Living Benefit Riders. Risk management strategies, in periods of high market volatility, could limit your participation in market gains. This may conflict with your investment objectives by limiting your ability to maximize potential growth of your Contract Value and the value of your guaranteed benefits. For more information on these funds and their risk management strategies, please see the funds’ prospectuses.Withdrawal Risk (Illiquidity Risk). You should carefully consider the risks associated with taking a withdrawal or surrender under the Contract. The proceeds of your withdrawal or surrender may be subject to ordinary income taxes, including a tax penalty if you are younger than age 59½. You should also consider the impact that a withdrawal may have on the standard and optional benefits under your Contract. For example, under certain Living Benefit Riders, excess or early withdrawals may reduce the value of the guaranteed benefit by an amount greater than the amount withdrawn and could result in termination of the benefit.Transfer Risk. Your ability to transfer amounts between investment options is subject to restrictions. You are generally restricted to no more than 12 transfers per Contract Year. There are also restrictions on the minimum amount that may be transferred from a variable option and the maximum amount that may be transferred from the fixed account option. If permitted by your Contract, we may discontinue accepting transfers into the fixed side of the contract at any time. Your ability to transfer between investment options may also be restricted as a result of Investment Requirements if you have elected an optional benefit.Purchase Payment Risk. Your ability to make additional Purchase Payments may be restricted under the Contract, depending on the version of the Contract that you own, the optional benefits that you have elected, and other factors. Purchase Payments totaling $2 million or more are subject to Home Office approval. This amount takes into consideration the total Purchase Payments for all variable annuity contracts issued by the Company (or its affiliates) (excluding any version of Lincoln Level Advantage® and Lincoln Level Advantage 2® contracts) for the same Contractowner, joint owner, and/or Annuitant. Beginning May 19, 2025, Purchase Payments totaling $5 million or more are subject to Home Office approval ($2 million or more where a Living Benefit Rider or Death Benefit rider was elected excluding the Account Value Death Benefit and/or i4LIFE® Advantage without the Guaranteed Income Benefit). Both amounts take into consideration the total Purchase Payments for all variable annuity contracts issued by the Company (or its affiliates) (excluding all Lincoln Level Advantage® and Lincoln Level Advantage 2® contracts) for the same Contractowner, joint owner, and/or Annuitant. If you elect a Living Benefit Rider (other than any version of i4LIFE® Advantage Guaranteed Income Benefit), after the first anniversary of the rider effective date, once cumulative additional Purchase Payments exceed $100,000, additional Purchase Payments will be limited to $50,000 per Benefit Year. If you elect any version of i4LIFE® Advantage Guaranteed Income Benefit, no additional Purchase Payments will be allowed at any time after the Periodic Income Commencement Date. If you elect i4LIFE® Advantage without Guaranteed Income Benefit, no additional Purchase Payments will be allowed after the Periodic Income Commencement Date for nonqualified contracts. For more information about these restrictions and limitations, see The Contracts – Purchase Payments. Deduction of Advisory Fee Risk. This deduction of advisory fees from Contract Value may reduce the Death Benefit and other guaranteed benefits, and may be subject to federal and state income taxes and a 10% federal penalty tax. See The Contracts – Advisory Fee Withdrawals.Election of Optional Benefit Risk. There are a variety of optional benefits under the Contract that are designed for different financial goals and to protect against different financial risks. There is a risk that you may not choose the benefit or benefits that are best suited for you based on your present or future needs and circumstances. In addition, if you elect an optional benefit and do not use it, or if the contingencies upon which the benefit depend never occur, you will have paid for a benefit that did not provide a financial return. There is also a risk that a financial return of an optional benefit, if any, will ultimately be less than the amount you paid for the benefit. You should consult with your financial professional to determine which optional benefits (if any) are appropriate for you.Fee and Expense Risk. You are subject to the risk that we may increase certain contract fees and charges, and that underlying fund expenses may increase.Financial Strength and Claims-Paying Ability Risk. An investment in the Contract is subject to the risks related to us, Lincoln Life. Any obligations (including under the fixed account option), guarantees, or benefits of the Contract are subject to our claims-paying ability. If we experience financial distress, we may not be able to meet our obligations to you.Cybersecurity and Business Interruption Risks. We rely heavily on our computer systems and those of our business partners and service providers to conduct our business. As such, our business is vulnerable to cybersecurity risks and business interruption risks. These risks include, among other things, the theft, loss, misuse, corruption and destruction of data; interference with or denial of service; attacks on websites or systems; operational disruptions; and unauthorized release of confidential customer or business information. Cybersecurity risks affecting us, any third-party administrators, underlying funds, index providers, intermediaries, and service providers may adversely affect us and/or your Contract. For instance, systems failures and cyberattacks may interfere with our processing of Contract transactions, including order processing; impact our ability to calculate Accumulation Unit values or other Contract values; cause the release and possible destruction of confidential customer or business information; and/or subject us to regulatory fines, litigation, financial losses or reputational damage. Cybersecurity risks may also impact the issuers of securities in which the underlying funds invest (or the securities that compose an Index), which may cause your Contract to lose value. There can be no assurance that systems disruptions, cyberattacks and information security breaches will always be detected, prevented, or avoided in the future. In addition to cybersecurity risks, we are exposed to risks related to natural and man-made disasters, such as (but not limited to) storms, fires, floods, earthquakes, public health crises, malicious acts, and terrorist acts. Any such disasters could interfere with our business and our ability to administer the Contract. For example, they could lead to delays in our processing of Contract transactions, including orders from Contract owners, or could negatively impact our ability to calculate Accumulation Unit values or other Contract Values. They may also impact the issuers of securities in which the underlying funds invest (or the securities that compose an Index), which may cause your Contract to lose value. There can be no assurance that negative impacts associated with natural and man-made disasters will always be avoided.
Item 10. Benefits Available (N-4) [Text Block]	Benefits Available Under the Contract The following tables summarize information about the benefits available under the Contract. A detailed description of each benefit follows the table.
Standard Benefits
Name of Benefit	Purpose	Maximum Fee	Brief Description of Restrictions / Limitations
Guarantee of Principal Death Benefit	Provides a Death Benefit equal to the greatest of (1) Contract Value; (2) all Purchase Payments, adjusted for withdrawals.	●0.50% (Age at Issue 1 - 80) ●0.70% (Age at Issue 81 - 85)	●Default Death Benefit, which applies automatically if you do not select a different Death Benefit option. ●Withdrawals could significantly reduce the benefit.
Dollar-Cost Averaging	Allows you to automatically transfer amounts between certain investment options on a monthly basis.	None	●Minimum amount to be dollar cost averaged is $1,500 over any time period between 3 and 60 months. ●Cannot be used simultaneously with portfolio rebalancing.
Portfolio Rebalancing	Allows you to automatically reallocate your Contract Value among investment options on a periodic basis based on your standing allocation instructions.	None	●Cannot be used simultaneously with dollar cost averaging.
Automatic Withdrawal Service	Allows you to take periodic withdrawals from your Contract automatically.	None	●Automatically terminates once i4LIFE® Advantage begins.
Advisory Fee Withdrawals	Allows you to take withdrawals from your Contract to pay the advisory fees.	None
●May not be available in all states.
●You may take Advisory Fee Withdrawals
up to 1.25% annually without negatively
impacting your rider guarantees.
●The deduction of advisory fees from
Contract Value may reduce the Death
Benefit and other guaranteed benefits
(unless the requirements listed above are
met), and may be subject to federal and
state income taxes and a 10% federal
penalty tax.

Optional Benefits – Available for Election
Name of Benefit	Purpose	Maximum Fee	Brief Description of Restrictions / Limitations
Highest Anniversary Death Benefit
Provides a Death Benefit equal to the
greatest of (1) Contract Value; (2) all
Purchase Payments, adjusted for
withdrawals; (3) the highest anniversary
value on any contract anniversary prior to
age 81st as adjusted for withdrawals.
●1.25%
●Not available if age 76 or older at the
time of issuance.
●Withdrawals could significantly reduce
the benefit.
●Poor investment performance could
significantly reduce and limit potential
increase to the highest Contract Value.

Estate LockSM Death Benefit
Works in conjunction with the Lincoln
ProtectedPay® and Estate LockSM rider to
provide a Death Benefit equal to the greatest
of (1) Contract Value; (2) all Purchase
Payments, as adjusted for Excess
Withdrawals
●1.60%
●Available only at issue, and only in
conjunction with the Lincoln
ProtectedPay® and Estate LockSM rider.
●Available only if 35 to 75 years of age at
the time of issuance.
●Joint life option is not available.
●Excess Withdrawals could significantly
reduce or terminate the benefit.
●The fee rate may increase at any time
after ten years from the rider effective
date.
●Additional Purchase Payments may be
limited.

Optional Benefits – Available for Election
Name of Benefit	Purpose	Maximum Fee	Brief Description of Restrictions / Limitations
Lincoln ProtectedPay® and Estate LockSM
Provides:
●A combination Death Benefit and Living
Benefit Rider;
●Varying income options;
●Guaranteed lifetime periodic withdrawals
up to the Protected Annual Income
amount;
●An Enhancement to the Protected
Income Base;
●Account Value Step-ups of the Protected
Income Base; and
●Age-based increases to the Protected
Annual Income amount.
●2.75% (as a percentage of the Fee Basis Amount)
●Available only at issue, and only in
conjunction with the Estate LockSM
Death Benefit.
●Investment Requirements apply.
●Excess Withdrawals could significantly
reduce or terminate the benefit.
●Any withdrawal may negatively impact or
eliminate the potential for enhancements
or step-ups.
●Subject to a $10 million maximum,
which includes the total guaranteed
amounts across all Living Benefit Riders.
●The fee rate may increase with additional
Purchase Payments, step-ups, and at any
time after ten years from the rider
effective date.
●Additional Purchase Payments may be
limited.

Lincoln ProtectedPay® lifetime income suite
Provides:
●Varying income options;
●Guaranteed lifetime periodic withdrawals
up to the Protected Annual Income
amount;
●An Enhancement that may increase the
Protected Income Base;
●Account Value Step-ups of the Protected
Income Base; and
●Age-based increases to the Protected
Annual Income amount.
●2.75% Single and Joint Life Options (as a percentage of the Protected Income Base)
●Investment Requirements apply.
●Excess Withdrawals could significantly
reduce or terminate the benefit.
●Any withdrawal may negatively impact or
eliminate the potential for enhancements
or step-ups.
●Subject to a $10 million maximum,
which includes the total guaranteed
amounts across all Living Benefit Riders.
●The fee rate may increase with additional
Purchase Payments, step-ups, and at any
time after ten years from the rider
effective date.
●Additional Purchase Payments may be
limited.

4LATER® Select Advantage
Provides:
●Protected Income Base which will be
used to establish the amount of the
Guaranteed Income Benefit upon the
election of i4LIFE® Advantage;
●An Enhancement to the Protected
Income Base;
●Account Value Step-ups of the Protected
Income Base.
Must later transition to i4LIFE®
Advantage Select Guaranteed Income
Benefit in order to receive a benefit from
4LATER® Select Advantage.
●2.75% Single and Joint Life Options (as a percentage of the Protected Income Base)
●Investment Requirements apply.
●Withdrawals could significantly reduce or
terminate the benefit.
●Not available for purchase with a
qualified contract.
●Subject to a $10 million maximum,
which includes the total guaranteed
amounts across all Living Benefit Riders.
●The fee rate may increase with additional
Purchase Payments, step-ups, and at any
time after ten years from the rider
effective date.
●Additional Purchase Payments may be
limited.

i4LIFE® Advantage	Provides: ●Variable periodic Regular Income Payments for life. ●The ability to make additional withdrawals and surrender the Contract during the Access Period.	●0.40% in addition to the base contract expense for the Death Benefit you have elected.	●Withdrawals could significantly reduce or terminate the benefit. ●Restrictions apply to the length of the Access Period ●Additional Purchase Payments may be limited.
Optional Benefits – Available for Election
Name of Benefit	Purpose	Maximum Fee	Brief Description of Restrictions / Limitations
Guaranteed Income Benefit	Provides a minimum payout floor for Regular Income Payments under i4LIFE® Advantage.
●Select Guaranteed
Income Benefit:
2.75%* (single and
joint life option)
●Guaranteed Income
Benefit (Managed
Risk): 2.25%*
(single life option);
up to 2.45%* (joint
life option)
*The Guaranteed
Income Benefit
charge is in addition
to the i4LIFE®
Advantage charge
and your base
contract expense.

●Only available with i4LIFE® Advantage.
●Investment Requirements apply.
●Withdrawals could significantly reduce or
terminate the benefit.
●Restrictions apply to the length of the
Access Period.
●Additional Purchase Payments may be
limited.

Benefits Available [Table Text Block]
Standard Benefits
Name of Benefit	Purpose	Maximum Fee	Brief Description of Restrictions / Limitations
Guarantee of Principal Death Benefit	Provides a Death Benefit equal to the greatest of (1) Contract Value; (2) all Purchase Payments, adjusted for withdrawals.	●0.50% (Age at Issue 1 - 80) ●0.70% (Age at Issue 81 - 85)	●Default Death Benefit, which applies automatically if you do not select a different Death Benefit option. ●Withdrawals could significantly reduce the benefit.
Dollar-Cost Averaging	Allows you to automatically transfer amounts between certain investment options on a monthly basis.	None	●Minimum amount to be dollar cost averaged is $1,500 over any time period between 3 and 60 months. ●Cannot be used simultaneously with portfolio rebalancing.
Portfolio Rebalancing	Allows you to automatically reallocate your Contract Value among investment options on a periodic basis based on your standing allocation instructions.	None	●Cannot be used simultaneously with dollar cost averaging.
Automatic Withdrawal Service	Allows you to take periodic withdrawals from your Contract automatically.	None	●Automatically terminates once i4LIFE® Advantage begins.
Advisory Fee Withdrawals	Allows you to take withdrawals from your Contract to pay the advisory fees.	None
●May not be available in all states.
●You may take Advisory Fee Withdrawals
up to 1.25% annually without negatively
impacting your rider guarantees.
●The deduction of advisory fees from
Contract Value may reduce the Death
Benefit and other guaranteed benefits
(unless the requirements listed above are
met), and may be subject to federal and
state income taxes and a 10% federal
penalty tax.

Optional Benefits – Available for Election
Name of Benefit	Purpose	Maximum Fee	Brief Description of Restrictions / Limitations
Highest Anniversary Death Benefit
Provides a Death Benefit equal to the
greatest of (1) Contract Value; (2) all
Purchase Payments, adjusted for
withdrawals; (3) the highest anniversary
value on any contract anniversary prior to
age 81st as adjusted for withdrawals.
●1.25%
●Not available if age 76 or older at the
time of issuance.
●Withdrawals could significantly reduce
the benefit.
●Poor investment performance could
significantly reduce and limit potential
increase to the highest Contract Value.

Estate LockSM Death Benefit
Works in conjunction with the Lincoln
ProtectedPay® and Estate LockSM rider to
provide a Death Benefit equal to the greatest
of (1) Contract Value; (2) all Purchase
Payments, as adjusted for Excess
Withdrawals
●1.60%
●Available only at issue, and only in
conjunction with the Lincoln
ProtectedPay® and Estate LockSM rider.
●Available only if 35 to 75 years of age at
the time of issuance.
●Joint life option is not available.
●Excess Withdrawals could significantly
reduce or terminate the benefit.
●The fee rate may increase at any time
after ten years from the rider effective
date.
●Additional Purchase Payments may be
limited.

Optional Benefits – Available for Election
Name of Benefit	Purpose	Maximum Fee	Brief Description of Restrictions / Limitations
Lincoln ProtectedPay® and Estate LockSM
Provides:
●A combination Death Benefit and Living
Benefit Rider;
●Varying income options;
●Guaranteed lifetime periodic withdrawals
up to the Protected Annual Income
amount;
●An Enhancement to the Protected
Income Base;
●Account Value Step-ups of the Protected
Income Base; and
●Age-based increases to the Protected
Annual Income amount.
●2.75% (as a percentage of the Fee Basis Amount)
●Available only at issue, and only in
conjunction with the Estate LockSM
Death Benefit.
●Investment Requirements apply.
●Excess Withdrawals could significantly
reduce or terminate the benefit.
●Any withdrawal may negatively impact or
eliminate the potential for enhancements
or step-ups.
●Subject to a $10 million maximum,
which includes the total guaranteed
amounts across all Living Benefit Riders.
●The fee rate may increase with additional
Purchase Payments, step-ups, and at any
time after ten years from the rider
effective date.
●Additional Purchase Payments may be
limited.

Lincoln ProtectedPay® lifetime income suite
Provides:
●Varying income options;
●Guaranteed lifetime periodic withdrawals
up to the Protected Annual Income
amount;
●An Enhancement that may increase the
Protected Income Base;
●Account Value Step-ups of the Protected
Income Base; and
●Age-based increases to the Protected
Annual Income amount.
●2.75% Single and Joint Life Options (as a percentage of the Protected Income Base)
●Investment Requirements apply.
●Excess Withdrawals could significantly
reduce or terminate the benefit.
●Any withdrawal may negatively impact or
eliminate the potential for enhancements
or step-ups.
●Subject to a $10 million maximum,
which includes the total guaranteed
amounts across all Living Benefit Riders.
●The fee rate may increase with additional
Purchase Payments, step-ups, and at any
time after ten years from the rider
effective date.
●Additional Purchase Payments may be
limited.

4LATER® Select Advantage
Provides:
●Protected Income Base which will be
used to establish the amount of the
Guaranteed Income Benefit upon the
election of i4LIFE® Advantage;
●An Enhancement to the Protected
Income Base;
●Account Value Step-ups of the Protected
Income Base.
Must later transition to i4LIFE®
Advantage Select Guaranteed Income
Benefit in order to receive a benefit from
4LATER® Select Advantage.
●2.75% Single and Joint Life Options (as a percentage of the Protected Income Base)
●Investment Requirements apply.
●Withdrawals could significantly reduce or
terminate the benefit.
●Not available for purchase with a
qualified contract.
●Subject to a $10 million maximum,
which includes the total guaranteed
amounts across all Living Benefit Riders.
●The fee rate may increase with additional
Purchase Payments, step-ups, and at any
time after ten years from the rider
effective date.
●Additional Purchase Payments may be
limited.

i4LIFE® Advantage	Provides: ●Variable periodic Regular Income Payments for life. ●The ability to make additional withdrawals and surrender the Contract during the Access Period.	●0.40% in addition to the base contract expense for the Death Benefit you have elected.	●Withdrawals could significantly reduce or terminate the benefit. ●Restrictions apply to the length of the Access Period ●Additional Purchase Payments may be limited.
Optional Benefits – Available for Election
Name of Benefit	Purpose	Maximum Fee	Brief Description of Restrictions / Limitations
Guaranteed Income Benefit	Provides a minimum payout floor for Regular Income Payments under i4LIFE® Advantage.
●Select Guaranteed
Income Benefit:
2.75%* (single and
joint life option)
●Guaranteed Income
Benefit (Managed
Risk): 2.25%*
(single life option);
up to 2.45%* (joint
life option)
*The Guaranteed
Income Benefit
charge is in addition
to the i4LIFE®
Advantage charge
and your base
contract expense.

●Only available with i4LIFE® Advantage.
●Investment Requirements apply.
●Withdrawals could significantly reduce or
terminate the benefit.
●Restrictions apply to the length of the
Access Period.
●Additional Purchase Payments may be
limited.

Guaranteed Minimum Withdrawal [Text Block]	Provides a Death Benefit equal to the greatest of (1) Contract Value; (2) all Purchase Payments, adjusted for withdrawals.
Optional Benefit Expense, Footnotes [Text Block]	As an annualized percentage of the highest anniversary value at the time of the charge. We will deduct this charge from the Contract Value on a quarterly basis, with the first deduction occurring on the Valuation Date on or next following the three-month anniversary of the rider effective date. See the Charges and Other Deductions section for a discussion of how the charge is calculated. The Guarantee of Principal Death Benefit product charge also applies.[6]The current charge for new elections of this rider is disclosed in a Rate Sheet. The rates and/or percentages from previous effective periods are included in an Appendix to this prospectus. [7]As an annualized percentage of the sum of all Purchase Payments portion of the death benefit amount at the time of the charge. We will deduct this charge from the Contract Value on a quarterly basis, with the first deduction occurring on the Valuation Date on or next following the three-month anniversary of the rider effective date. See the Charges and Other Deductions section for a discussion of how the charge is calculated. [8]As an annualized percentage of the Fee Basis Amount, as increased by subsequent Purchase Payments, Account Value Step-ups and Enhancements, and decreased by withdrawals. This charge is deducted from the Contract Value on a quarterly basis. [9]As an annualized percentage of the Protected Income Base, as increased by subsequent Purchase Payments, Account Value Step-ups and Enhancements, and decreased by Excess Withdrawals. This fee is deducted from the Contract Value proportionately on a quarterly basis. This same fee applies when transitioning to the appropriate version of i4LIFE® Advantage Guaranteed Income Benefit (if available). See Charges and Other Deductions – Protected Lifetime Income Fees for more information about the Lincoln ProtectedPay® lifetime income suite. A discussion of the charges for Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk), Lincoln Market Select® Advantage and Lincoln Max 6 SelectSM Advantage can be found in an Appendix to this prospectus. [10]As an annualized percentage of the Protected Amount, as increased by subsequent Purchase Payments and decreased by Excess Withdrawals. This charge is deducted from the Contract Value on a quarterly basis. The current protected lifetime income fee rate will be less than or equal to the stated maximum charge rate and will be disclosed in a Rate Sheet prospectus supplement. The same fee applies when transitioning to the appropriate version of i4LIFE® Advantage Guaranteed Income Benefit (if available). A discussion of the charges for this closed rider can be found in an Appendix to this prospectus.[11]As an annualized percentage of the Protected Income Base (initial Purchase Payment or Contract Value at the time of election), as increased for subsequent Purchase Payments, Account Value Step-ups and Enhancements, and decreased by withdrawals (excluding Advisory Fee Withdrawals). This fee is deducted from the Contract Value on a quarterly basis. The same fee applies to the appropriate version of i4LIFE® Advantage Guaranteed Income Benefit (if available). See Charges and Other Deductions – Protected Lifetime Income Fees for more information about your Living Benefit Rider.[12]As an annualized percentage of average Account Value, computed daily. This charge is assessed only on and after the effective date of i4LIFE® Advantage and is added to your base contract expense. These charges continue during the Access Period. During the Lifetime Income Period, the i4LIFE® Advantage charge rate of 0.40% is added to the Contract Value Death Benefit base contract expense. See Charges and Other Deductions – i4LIFE® Advantage Charge for more information. [13]These charges are added to the i4LIFE® Advantage charge to comprise the total charges. During the Lifetime Income Period, the Guaranteed Income Benefit charge rate is Contract Value Death Benefit base contract expense plus the i4LIFE® Advantage charge. The current annual charge rate for Select Guaranteed Income Benefit, may increase periodically to the rate listed above upon the next automatic step-up of the Guaranteed Income Benefit. See Charges and Other Deductions – i4LIFE® Advantage Guaranteed Income Benefit Charge for further information.
Fees and Costs of Benefit [Text Block]	Protected Annual Income Rates for Lincoln ProtectedPay Select Core® and Lincoln ProtectedPay Secure Core®The Protected Annual Income amount is calculated when you elect the rider. Upon the first Protected Annual Income withdrawal, the Protected Annual Income rate will be based on your age (or the younger of you and your spouse under the joint life option) as of the date of that withdrawal, and thereafter may not change unless an Account Value Step-up occurs after reaching a new age band.Lincoln ProtectedPay Select Core®
Single Life PAI Rate		Joint Life PAI Rate
Age	PAI Rate	Age	PAI Rate
59 – 64	4.50%	59 – 64	4.25%
65 – 69	6.15%	65 – 69	5.60%
70 – 74	6.35%	70 – 74	5.80%
75 – 79	6.55%	75 – 79	6.00%
80+	6.70%	80+	6.10%
Lincoln ProtectedPay Secure Core®
Single Life PAI Rate		Joint Life PAI Rate
Age	PAI Rate	Age	PAI Rate
59 – 64	4.75%	59 – 64	4.50%
65 – 69	6.35%	65 – 69	5.90%
70 – 74	6.55%	70 – 74	6.10%
75 – 79	6.75%	75 – 79	6.30%
80+	6.90%	80+	6.45%
Protected Annual Income Rates for Lincoln ProtectedPay Select Plus®, Lincoln ProtectedPay Secure Plus®, Lincoln ProtectedPay Select Max® and Lincoln ProtectedPay Secure Max®The initial Protected Annual Income rate is based on your age as of the date of the first Protected Annual Income withdrawal. Under the joint life option, the age of the younger of you or your spouse will be used. Thereafter the Protected Annual Income rate will only increase upon an Account Value Step-up after reaching a new age band and will decrease once the Contract Value reaches zero.The rates in Table A apply prior to the Contract Value reaching zero. When the Contract Value reaches zero, Table B will always be used and, the Protected Annual Income amount will be immediately recalculated to equal the Protected Income Base multiplied by the applicable rate shown in Table B. The rate in Table B will be based on the later of (a) your age at the time the first Protected Annual Income withdrawal occurred, or (b) your age as of the Valuation Date of the most recent Account Value Step-up. If no withdrawals have been taken prior to the Contract Value reaching zero, then your current age (single life option) or the younger of you and your spouse (joint life option) will be used to determine the Protected Annual Income rate in Table B.Lincoln ProtectedPay Select Plus®
TABLE A			TABLE B
Age	Single Life Option	Joint Life Option	Age	Single Life Option	Joint Life Option
59 – 64	5.70%	5.20%	59 – 64	3.00%	3.00%
65 – 69	7.65%	7.10%	65 – 69	4.50%	4.25%
70 – 74	7.90%	7.40%	70 – 74	4.50%	4.25%
75 – 79	8.00%	7.50%	75 – 79	4.50%	4.25%
80+	8.10%	7.60%	80+	4.50%	4.25%
Lincoln ProtectedPay Secure Plus®
TABLE A			TABLE B
Age	Single Life Option	Joint Life Option	Age	Single Life Option	Joint Life Option
59 – 64	5.90%	5.40%	59 – 64	3.50%	3.25%
65 – 69	7.65%	7.10%	65 – 69	5.00%	4.50%
70 – 74	7.90%	7.40%	70 – 74	5.00%	4.50%
75 – 79	8.00%	7.50%	75 – 79	5.00%	4.50%
80+	8.10%	7.60%	80+	5.00%	4.50%
Lincoln ProtectedPay Select Max®
TABLE A			TABLE B
Age	Single Life Option	Joint Life Option	Age	Single Life Option	Joint Life Option
59 – 64	5.70%	5.20%	59 – 64	3.00%	3.00%
65 – 69	8.65%	8.25%	65 – 69	3.50%	3.25%
70 – 74	8.85%	8.40%	70 – 74	3.50%	3.25%
75 – 79	9.00%	8.60%	75 – 79	3.50%	3.25%
80+	9.10%	8.70%	80+	3.50%	3.25%
Lincoln ProtectedPay Secure Max®
TABLE A			TABLE B
Age	Single Life Option	Joint Life Option	Age	Single Life Option	Joint Life Option
59 – 64	5.90%	5.40%	59 – 64	3.50%	3.25%
65 – 69	8.85%	8.45%	65 – 69	3.50%	3.25%
70 – 74	9.05%	8.60%	70 – 74	3.50%	3.25%
75 – 79	9.20%	8.80%	75 – 79	3.50%	3.25%
80+	9.30%	8.90%	80+	3.50%	3.25%
Guaranteed Income Benefit PercentagesThe Guaranteed Income Benefit will be an amount equal to a specified percentage of your Account Value or Protected Income Base, based on your age (or the age of the youngest life under a joint life option) at the time the Guaranteed Income Benefit is elected. The following rates apply to i4LIFE® Advantage Guaranteed Income Benefit elections for Contractowners who transition from Lincoln ProtectedPay Select Core® and Lincoln ProtectedPay Secure Core®.i4LIFE® Advantage Select Guaranteed Income Benefit Percentages For Contractowners Who Transition From Lincoln ProtectedPay Select Core®
Single Life GIB %		Joint Life GIB %
Age	GIB %	Age	GIB %
Under 40	2.25%	Under 40	2.00%
40 – 54	3.00%	40 – 54	2.50%
55 – 58	3.25%	55 – 58	2.75%
59 – 64	4.00%	59 – 64	3.50%
65 – 69	5.00%	65 – 69	4.50%
70 – 79	5.25%	70 – 79	4.75%
80+	5.25%	80+	4.75%
i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk) Percentages For Contractowners Who Transition From Lincoln ProtectedPay Secure Core®
Single Life GIB %		Joint Life GIB %
Age	GIB %	Age	GIB %
Under 40	2.25%	Under 40	2.25%
40 – 54	2.75%	40 – 54	2.50%
55 – 58	3.00%	55 – 58	2.75%
59 – 64	3.75%	59 – 64	3.25%
65 – 69	4.75%	65 – 69	4.00%
70 – 74	5.25%	70 – 74	4.25%
75 – 79	5.50%	75 – 79	4.50%
80+	5.50%	80+	4.75%
Protected Annual Income Rates for Lincoln ProtectedPay Select Core® and Estate LockSM & Lincoln ProtectedPay Secure Core® and Estate LockSMThe Protected Annual Income amount is calculated when you elect the rider. Upon the first Protected Annual Income withdrawal, the Protected Annual Income rate will be based on your age as of the date of that withdrawal, and thereafter may not change unless an Account Value Step-up occurs after reaching a new age band.Lincoln ProtectedPay Select Core® and Estate LockSM
Age	PAI Rate
59 – 64	4.25%
65 – 69	5.85%
70 – 74	5.95%
75 – 79	6.20%
80+	6.35%
Lincoln ProtectedPay Secure Core® and Estate LockSM
Age	PAI Rate
59 – 64	4.50%
65 – 69	6.00%
70 – 74	6.25%
75 – 79	6.45%
80+	6.55%
i4LIFE® Advantage Select Guaranteed Income Benefit
Single Life GIB Percentage		Joint Life GIB Percentage
Age	GIB Percentage	Age	GIB Percentage
Under 40	2.25%	Under 40	2.00%
40 – 54	3.00%	40 – 54	2.50%
55 – 58	3.25%	55 – 58	2.75%
59 – 64	4.00%	59 – 64	3.50%
65 – 69	5.00%	65 – 69	4.50%
70 – 79	5.25%	70 – 79	4.75%
80+	5.25%	80+	4.75%
i4LIFE® Advantage Select Guaranteed Income Benefit
Single Life GIB Percentage		Joint Life GIB Percentage
Age	GIB Percentage	Age	GIB Percentage
Under 40	2.25%	Under 40	2.00%
40 – 54	3.00%	40 – 54	2.50%
55 – 58	3.25%	55 – 58	2.75%
59 – 64	4.00%	59 – 64	3.50%
65 – 69	5.00%	65 – 69	4.50%
70 – 79	5.25%	70 – 79	4.75%
80+	5.25%	80+	4.75%
i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk)
Single Life GIB Percentage		Joint Life GIB Percentage
Age	GIB Percentage	Age	GIB Percentage
Under 40	2.25%	Under 40	2.25%
40 – 54	2.75%	40 – 54	2.50%
55 – 58	3.00%	55 – 58	2.75%
59 – 64	3.75%	59 – 64	3.25%
65 – 69	4.75%	65 – 69	4.00%
70 – 74	5.25%	70 – 74	4.25%
75 – 79	5.50%	75 – 79	4.50%
80+	5.50%	80+	4.75%
Charges and Deductions for Discontinued Living Benefit Riders Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk), Lincoln Market Select® Advantage, and Lincoln Max 6 SelectSM Advantage Fees. If you have elected a Living Benefit Rider, there is a fee associated with that rider for as long as the rider is in effect. See Fee Tables or Appendix G – Current Rider Charges for Previous Elections.The protected lifetime income fee: ●is based on the Protected Income Base (initial Purchase Payment if purchased at contract issue, or Contract Value at the time of election) as increased for subsequent Purchase Payments, Account Value Step-ups, Enhancements, and as decreased for Excess Withdrawals; and ●may increase every Benefit Year upon an Account Value Step-up or an Enhancement. (You may opt out of this increase – see details below.) The fee will be deducted from the Contract Value on a quarterly basis. The first deduction of the fee will occur on the Valuation Date on or next following the three-month anniversary of the rider’s effective date. This deduction will be made in proportion to the value in each Subaccount and fixed account, if any, on the Valuation Date the protected lifetime income fee is assessed. The amount we deduct will increase or decrease as the Protected Income Base increases or decreases, because the fee is based on the Protected Income Base. Refer to Living Benefit Riders for a discussion and example of the impact of the changes to the Protected Income Base. Opting Out of Fee Rate Increases Resulting from an Account Value Step-up The fee rate can change each time there is an Account Value Step-up. Since the Account Value Step-up could increase your Protected Income Base every Benefit Year (if all conditions are met), the fee rate could also increase every Benefit Year, but the rate will never exceed the stated guaranteed maximum annual fee rate. See Fee Tables. If your fee rate is increased, you may opt out of the Account Value Step-up by giving us notice within 30 days after the Benefit Year anniversary if you do not want your rate to change. If you opt out of the step-up, the fee rate and the Protected Income Base will be lowered to the value they were immediately prior to the step-up, adjusted for any additional Purchase Payments or Excess Withdrawals. This opt out will only apply for this single Account Value Step-up, and not to any subsequent Account Value Step-ups. You will need to notify us each time thereafter (if an Account Value Step-up would cause your fee rate to increase) if you do not want the Account Value Step-up. The annual protected lifetime income fee rate will increase to the then current rate not to exceed the guaranteed maximum annual fee rate, if after the first Benefit Year anniversary, cumulative Purchase Payments added to the Contract equal or exceed $100,000. You may not opt out of this protected lifetime income fee rate increase. See Living Benefit Riders. Opting Out of Fee Rate Increases Resulting from an Enhancement An Enhancement to the Protected Income Base (less Purchase Payments received in the preceding Benefit Year) occurs if a 10-year Enhancement Period is in effect (as described further in the Living Benefit Rider section). During the first ten Benefit Years, an increase in the Protected Income Base as a result of the Enhancement will not cause an increase in the annual protected lifetime income fee rate but will increase the dollar amount of the fee. After the tenth Benefit Year anniversary, if the Enhancement Period has renewed, the protected lifetime income fee may increase each time the Protected Income Base increases as a result of the Enhancement. Since the Enhancement could increase your Protected Income Base each Benefit Year, your fee rate could increase each Benefit Year, but the fee rate will never exceed the stated guaranteed maximum annual fee rate. If your fee rate is increased, you may opt out of the Enhancement by giving us notice within 30 days after the Benefit Year anniversary if you do not want your fee rate to change. If you opt out of the Enhancement, the fee rate and the Protected Income Base will be lowered to the value they were immediately prior to the Enhancement, adjusted for additional Purchase Payments or Excess Withdrawals, if any, and the Enhancement will not be applied. This opt out will only apply for this single Enhancement and not to any subsequent Enhancements. You will need to notify us each time thereafter (if an Enhancement would cause your fee rate to increase) if you do not want the Enhancement. No Opt Out of Fee Rate Increases Resulting from Purchase Payments The fee rate will also increase if, after the first Benefit Year anniversary, cumulative Purchase Payments added to the Contract equal or exceed $100,000. You may not opt out of this fee rate increase. To opt out of any of the events discussed above, you may contact us in writing or by telephone (if you have proper authorization for telephone transactions in place). The fee will be discontinued upon termination of the rider. However, a portion of the protected lifetime income fee, based on the number of days the rider was in effect that quarter, will be deducted upon termination of the rider (except for death), surrender of the Contract, or the election of an Annuity Payout option, including i4LIFE® Advantage. If the Contract Value is reduced to zero, no further fee will be deducted.Lincoln Wealth PassSM Fee. If you have elected Lincoln Wealth PassSM, you will pay a fee for the rider as long as the rider is in effect. The fee rate is based on the age of the covered life on the rider effective date, multiplied by the protected lifetime income fee base, which is equal to the initial Protected Amount, as increased for subsequent Purchase Payments and decreased for Excess Withdrawals. The protected lifetime income fee rates for new rider elections are disclosed in a Rate Sheet prospectus supplement. The Rate Sheet indicates the current rates and the date by which your application or rider election form must be signed and dated for a rider to be issued with those rates. The rates may be superseded at any time in our sole discretion and may be higher or lower than the rates on the previous Rate Sheet. Rate information for previous effective periods is included in an Appendix to this prospectus. Any change to the protected lifetime income fee rate will be disclosed in a new rate sheet at least ten days before that rate becomes effective. Current Rate Sheets will be included with this prospectus. You can also obtain the most current Rate Sheet by contacting your financial professional, online at www.lfg.com/VAprospectus or by calling us at 1-877-534-8255. The protected lifetime income fee will be deducted from the Contract Value on a quarterly basis, with the first deduction occurring on the Valuation Date on or next following the three-month anniversary of the rider’s effective date. This deduction will be made in proportion to the value in each Subaccount and the fixed account, if any, on the Valuation Date the fee is assessed. The amount we deduct will increase or decrease as the protected lifetime income fee base increases or decreases. After five years from the rider effective date, the protected lifetime income fee rate may increase annually on the Benefit Year anniversary at Lincoln’s sole discretion, up to the stated guaranteed maximum fee rate. The protected lifetime income fee will be discontinued upon termination of the rider. However, a portion of the fee, based on the number of days the rider was in effect that quarter, will be deducted upon termination of the rider (except for death), surrender of the Contract, or the election of an Annuity Payout option, including i4LIFE® Advantage. If the Contract Value is reduced to zero, no further fee will be deducted.Appendix D — Protected Annual Income Rates for Previous Rider Elections
Lincoln ProtectedPay® and Estate LockSM Protected Annual Income Rates by Ages:Lincoln ProtectedPay Select Core® and Estate LockSM applications or rider election forms signed between August 19, 2024 and April 30, 2025
Age	PAI Rate
59 – 64	4.25%
65 – 69	5.85%
70 – 74	5.95%
75 – 79	6.20%
80+	6.35%
Lincoln ProtectedPay Secure Core® and Estate LockSM applications or rider election forms signed between August 19, 2024 and April 30, 2025
Age	PAI Rate
59 – 64	4.50%
65 – 69	6.00%
70 – 74	6.25%
75 – 79	6.45%
80+	6.55%

Lincoln ProtectedPay® Lifetime Income SuiteProtected Annual Income Rates by Ages:Lincoln ProtectedPay Select Core® applications or rider election forms signed between September 17, 2024 and April 30, 2025
Single Life Option		Joint Life Option
Age	Protected Annual Income rate	Age (younger of you and your spouse’s age)	Protected Annual Income rate
59 – 64	4.50%	59 – 64	4.25%
65 – 69	6.15%	65 – 69	5.60%
70 – 74	6.35%	70 – 74	5.80%
75 – 79	6.55%	75 – 79	6.00%
80+	6.70%	80+	6.10%
*For additional Rate Sheet information see Living Benefit Riders – Rate Sheets. Lincoln ProtectedPay Select Core® applications or rider election forms signed between January 22, 2024 and September 16, 2024
Single Life Option		Joint Life Option
Age	Protected Annual Income rate	Age (younger of you and your spouse’s age)	Protected Annual Income rate
59 – 64	4.25%	59 – 64	4.10%
65 – 69	6.00%	65 – 69	5.50%
70 – 74	6.15%	70 – 74	5.60%
75+	6.30%	75+	5.85%
*For additional Rate Sheet information see Living Benefit Riders – Rate Sheets. Lincoln ProtectedPay Select Core® applications or rider election forms signed between January 2, 2024 and January 21, 2024
Single Life Option		Joint Life Option
Age	Protected Annual Income rate	Age (younger of you and your spouse’s age)	Protected Annual Income rate
59 – 64	4.25%	59 – 64	4.10%
65 – 69	5.85%	65 – 69	5.50%
70 – 74	6.15%	70 – 74	5.60%
75+	6.30%	75+	5.85%
*For additional Rate Sheet information see Living Benefit Riders – Rate Sheets. Lincoln ProtectedPay Select Core® applications or rider election forms signed between October 2, 2023 and January 1, 2024
Single Life Option		Joint Life Option
Age	Protected Annual Income rate	Age (younger of you and your spouse’s age)	Protected Annual Income rate
59 – 64	4.25%	59 – 64	4.10%
65 – 69	6.00%	65 – 69	5.50%
70 – 74	6.05%	70 – 74	5.60%
75+	6.30%	75+	5.85%
*For additional Rate Sheet information see Living Benefit Riders – Rate Sheets. Lincoln ProtectedPay Select Core® applications or rider election forms signed between April 3, 2023 and October 1, 2023
Single Life Option		Joint Life Option
Age	Protected Annual Income rate	Age (younger of you and your spouse’s age)	Protected Annual Income rate
59 – 64	4.25%	59 – 64	4.10%
65 – 69	5.65%	65 – 69	5.20%
70 – 74	6.05%	70 – 74	5.60%
75+	6.30%	75+	5.85%
*For additional Rate Sheet information see Living Benefit Riders – Rate Sheets. Lincoln ProtectedPay Select Core® applications or rider election forms signed between November 28, 2022 and April 2, 2023
Single Life Option		Joint Life Option
Age	Protected Annual Income rate	Age (younger of you and your spouse’s age)	Protected Annual Income rate
59 – 64	4.00%	59 – 64	3.60%
65 – 69	5.50%	65 – 69	5.00%
70 – 74	5.60%	70 – 74	5.10%
75+	5.75%	75+	5.25%
*For additional Rate Sheet information see Living Benefit Riders – Rate Sheets.Lincoln ProtectedPay Secure Core® applications or rider election forms signed between September 17, 2024 and April 30, 2025
Single Life Option		Joint Life Option
Age	Protected Annual Income rate	Age (younger of you and your spouse’s age)	Protected Annual Income rate
59 – 64	4.75%	59 – 64	4.50%
65 – 69	6.35%	65 – 69	5.90%
70 – 74	6.55%	70 – 74	6.10%
75 – 79	6.75%	75 – 79	6.30%
80+	6.90%	80+	6.45%
*For additional Rate Sheet information see Living Benefit Riders – Rate Sheets. Lincoln ProtectedPay Secure Core® applications or rider election forms signed between January 22, 2024 and September 16, 2024
Single Life Option		Joint Life Option
Age	Protected Annual Income rate	Age (younger of you and your spouse’s age)	Protected Annual Income rate
59 – 64	4.75%	59 – 64	4.35%
65 – 69	6.10%	65 – 69	5.60%
70 – 74	6.30%	70 – 74	5.85%
75+	6.55%	75+	6.10%
*For additional Rate Sheet information see Living Benefit Riders – Rate Sheets. Lincoln ProtectedPay Secure Core® applications or rider election forms signed between January 2, 2024 and January 21, 2024
Single Life Option		Joint Life Option
Age	Protected Annual Income rate	Age (younger of you and your spouse’s age)	Protected Annual Income rate
59 – 64	4.75%	59 – 64	4.35%
65 – 69	6.00%	65 – 69	5.60%
70 – 74	6.30%	70 – 74	5.85%
75+	6.55%	75+	6.10%
*For additional Rate Sheet information see Living Benefit Riders – Rate Sheets. Lincoln ProtectedPay Secure Core® applications or rider election forms signed between October 2, 2023 and January 1, 2024
Single Life Option		Joint Life Option
Age	Protected Annual Income rate	Age (younger of you and your spouse’s age)	Protected Annual Income rate
59 – 64	4.75%	59 – 64	4.35%
65 – 69	6.10%	65 – 69	5.60%
70 – 74	6.30%	70 – 74	5.85%
75+	6.55%	75+	6.10%
*For additional Rate Sheet information see Living Benefit Riders – Rate Sheets. Lincoln ProtectedPay Secure Core® applications or rider election forms signed between April 3, 2023 and October 1, 2023
Single Life Option		Joint Life Option
Age	Protected Annual Income rate	Age (younger of you and your spouse’s age)	Protected Annual Income rate
59 – 64	4.75%	59 – 64	4.35%
65 – 69	5.90%	65 – 69	5.45%
70 – 74	6.30%	70 – 74	5.85%
75+	6.55%	75+	6.10%
*For additional Rate Sheet information see Living Benefit Riders – Rate Sheets. Lincoln ProtectedPay Secure Core® applications or rider election forms signed between November 28, 2022 and April 2, 2023
Single Life Option		Joint Life Option
Age	Protected Annual Income rate	Age (younger of you and your spouse’s age)	Protected Annual Income rate
59 – 64	4.50%	59 – 64	4.00%
65 – 69	5.75%	65 – 69	5.25%
70 – 74	5.85%	70 – 74	5.35%
75+	6.00%	75+	5.50%
*For additional Rate Sheet information see Living Benefit Riders – Rate Sheets. Lincoln ProtectedPay Select Plus® applications or rider election forms signed between September 17, 2024 and April 30, 2025
TABLE A			TABLE B
Age (younger of you and your spouse’s age)	Single Life Option	Joint Life Option	Age (younger of you and your spouse’s age)	Single Life Option	Joint Life Option
59 – 64	5.70%	5.20%	59 – 64	3.00%	3.00%
65 – 69	7.65%	7.10%	65 – 69	4.50%	4.25%
70 – 74	7.90%	7.40%	70 – 74	4.50%	4.25%
75 – 79	8.00%	7.50%	75 – 79	4.50%	4.25%
80+	8.10%	7.60%	80+	4.50%	4.25%
*For additional Rate Sheet information see Living Benefit Riders – Rate Sheets. **The rates in Table A apply prior to the Contract Value reaching zero. When the Contract Value reaches zero, Table B will always be used and, the Protected Annual Income amount will be immediately recalculated to equal the Protected Income Base multiplied by the applicable rate shown in Table B. Lincoln ProtectedPay Select Plus® applications or rider election forms signed between April 22, 2024 and September 16, 2024
TABLE A			TABLE B
Age (younger of you and your spouse’s age)	Single Life Option	Joint Life Option	Age (younger of you and your spouse’s age)	Single Life Option	Joint Life Option
59 – 64	5.70%	5.20%	59 – 64	3.00%	3.00%
65 – 69	7.65%	7.10%	65 – 69	4.50%	4.25%
70 – 74	7.90%	7.15%	70 – 74	4.50%	4.25%
75+	8.00%	7.40%	75+	4.50%	4.25%
*For additional Rate Sheet information see Living Benefit Riders – Rate Sheets. **The rates in Table A apply prior to the Contract Value reaching zero. When the Contract Value reaches zero, Table B will always be used and, the Protected Annual Income amount will be immediately recalculated to equal the Protected Income Base multiplied by the applicable rate shown in Table B. Lincoln ProtectedPay Select Plus® applications or rider election forms signed between July 17, 2023 and April 21, 2024
TABLE A			TABLE B
Age (younger of you and your spouse’s age)	Single Life Option	Joint Life Option	Age (younger of you and your spouse’s age)	Single Life Option	Joint Life Option
59 – 64	5.30%	4.80%	59 – 64	3.00%	3.00%
65 – 69	7.25%	6.60%	65 – 69	4.00%	4.00%
70 – 74	7.50%	6.75%	70 – 74	4.00%	4.00%
75+	7.60%	7.00%	75+	4.00%	4.00%
*For additional Rate Sheet information see Living Benefit Riders – Rate Sheets. **The rates in Table A apply prior to the Contract Value reaching zero. When the Contract Value reaches zero, Table B will always be used and, the Protected Annual Income amount will be immediately recalculated to equal the Protected Income Base multiplied by the applicable rate shown in Table B. Lincoln ProtectedPay Select Plus® applications or rider election forms signed between November 28, 2022 and July 16, 2023
TABLE A			TABLE B
Age (younger of you and your spouse’s age)	Single Life Option	Joint Life Option	Age (younger of you and your spouse’s age)	Single Life Option	Joint Life Option
59 – 64	5.30%	4.80%	59 – 64	3.00%	3.00%
65 – 69	7.00%	6.35%	65 – 69	4.00%	4.00%
70 – 74	7.15%	6.50%	70 – 74	4.00%	4.00%
75+	7.25%	6.75%	75+	4.00%	4.00%
*For additional Rate Sheet information see Living Benefit Riders – Rate Sheets. **The rates in Table A apply prior to the Contract Value reaching zero. When the Contract Value reaches zero, Table B will always be used and, the Protected Annual Income amount will be immediately recalculated to equal the Protected Income Base multiplied by the applicable rate shown in Table B. Lincoln ProtectedPay Secure Plus® applications or rider election forms signed between September 17, 2024 and April 30, 2025
TABLE A			TABLE B
Age (younger of you and your spouse’s age)	Single Life Option	Joint Life Option	Age (younger of you and your spouse’s age)	Single Life Option	Joint Life Option
59 – 64	5.90%	5.40%	59 – 64	3.50%	3.25%
65 – 69	7.65%	7.10%	65 – 69	5.00%	4.50%
70 – 74	7.90%	7.40%	70 – 74	5.00%	4.50%
75 – 79	8.00%	7.50%	75 – 79	5.00%	4.50%
80+	8.10%	7.60%	80+	5.00%	4.50%
*For additional Rate Sheet information see Living Benefit Riders – Rate Sheets. **The rates in Table A apply prior to the Contract Value reaching zero. When the Contract Value reaches zero, Table B will always be used and, the Protected Annual Income amount will be immediately recalculated to equal the Protected Income Base multiplied by the applicable rate shown in Table B. Lincoln ProtectedPay Secure Plus® applications or rider election forms signed between April 22, 2024 and September 16, 2024
TABLE A			TABLE B
Age (younger of you and your spouse’s age)	Single Life Option	Joint Life Option	Age (younger of you and your spouse’s age)	Single Life Option	Joint Life Option
59 – 64	5.65%	5.25%	59 – 64	3.50%	3.25%
65 – 69	7.50%	7.10%	65 – 69	5.00%	4.50%
70 – 74	7.75%	7.15%	70 – 74	5.00%	4.50%
75+	7.85%	7.50%	75+	5.00%	4.50%
*For additional Rate Sheet information see Living Benefit Riders – Rate Sheets. **The rates in Table A apply prior to the Contract Value reaching zero. When the Contract Value reaches zero, Table B will always be used and, the Protected Annual Income amount will be immediately recalculated to equal the Protected Income Base multiplied by the applicable rate shown in Table B. Lincoln ProtectedPay Secure Plus® applications or rider election forms signed between July 17, 2023 and April 21, 2024
TABLE A			TABLE B
Age (younger of you and your spouse’s age)	Single Life Option	Joint Life Option	Age (younger of you and your spouse’s age)	Single Life Option	Joint Life Option
59 – 64	5.65%	5.15%	59 – 64	3.00%	3.00%
65 – 69	7.50%	6.85%	65 – 69	4.00%	4.00%
70 – 74	7.75%	7.00%	70 – 74	4.00%	4.00%
75+	7.85%	7.25%	75+	4.00%	4.00%
*For additional Rate Sheet information see Living Benefit Riders – Rate Sheets. **The rates in Table A apply prior to the Contract Value reaching zero. When the Contract Value reaches zero, Table B will always be used and, the Protected Annual Income amount will be immediately recalculated to equal the Protected Income Base multiplied by the applicable rate shown in Table B. Lincoln ProtectedPay Secure Plus® applications or rider election forms signed between November 28, 2022 and July 16, 2023
TABLE A			TABLE B
Age (younger of you and your spouse’s age)	Single Life Option	Joint Life Option	Age (younger of you and your spouse’s age)	Single Life Option	Joint Life Option
59 – 64	5.65%	5.15%	59 – 64	3.00%	3.00%
65 – 69	7.25%	6.85%	65 – 69	4.00%	4.00%
70 – 74	7.40%	7.00%	70 – 74	4.00%	4.00%
75+	7.50%	7.25%	75+	4.00%	4.00%
*For additional Rate Sheet information see Living Benefit Riders – Rate Sheets. **The rates in Table A apply prior to the Contract Value reaching zero. When the Contract Value reaches zero, Table B will always be used and, the Protected Annual Income amount will be immediately recalculated to equal the Protected Income Base multiplied by the applicable rate shown in Table B. Lincoln ProtectedPay Select Max® applications or rider election forms signed between September 17, 2024 and April 30, 2025
TABLE A			TABLE B
Age (younger of you and your spouse’s age)	Single Life Option	Joint Life Option	Age (younger of you and your spouse’s age)	Single Life Option	Joint Life Option
59 – 64	5.70%	5.20%	59 – 64	3.00%	3.00%
65 – 69	8.65%	8.25%	65 – 69	3.50%	3.25%
70 – 74	8.85%	8.40%	70 – 74	3.50%	3.25%
75 – 79	9.00%	8.60%	75 – 79	3.50%	3.25%
80+	9.10%	8.70%	80+	3.50%	3.25%
*For additional Rate Sheet information see Living Benefit Riders – Rate Sheets. **The rates in Table A apply prior to the Contract Value reaching zero. When the Contract Value reaches zero, Table B will always be used and, the Protected Annual Income amount will be immediately recalculated to equal the Protected Income Base multiplied by the applicable rate shown in Table B. Lincoln ProtectedPay Select Max® applications or rider election forms signed between April 22, 2024 and September 16, 2024
TABLE A			TABLE B
Age (younger of you and your spouse’s age)	Single Life Option	Joint Life Option	Age (younger of you and your spouse’s age)	Single Life Option	Joint Life Option
59 – 64	5.70%	5.20%	59 – 64	3.00%	3.00%
65 – 69	8.30%	7.90%	65 – 69	3.50%	3.25%
70 – 74	8.55%	8.10%	70 – 74	3.50%	3.25%
75+	8.80%	8.30%	75+	3.50%	3.25%
*For additional Rate Sheet information see Living Benefit Riders – Rate Sheets. **The rates in Table A apply prior to the Contract Value reaching zero. When the Contract Value reaches zero, Table B will always be used and, the Protected Annual Income amount will be immediately recalculated to equal the Protected Income Base multiplied by the applicable rate shown in Table B. Lincoln ProtectedPay Select Max® applications or rider election forms signed between July 17, 2023 and April 21, 2024
TABLE A			TABLE B
Age (younger of you and your spouse’s age)	Single Life Option	Joint Life Option	Age (younger of you and your spouse’s age)	Single Life Option	Joint Life Option
59 – 64	5.30%	4.80%	59 – 64	3.00%	3.00%
65 – 69	8.30%	7.90%	65 – 69	3.50%	3.25%
70 – 74	8.55%	8.10%	70 – 74	3.50%	3.25%
75+	8.80%	8.30%	75+	3.50%	3.25%
*For additional Rate Sheet information see Living Benefit Riders – Rate Sheets. **The rates in Table A apply prior to the Contract Value reaching zero. When the Contract Value reaches zero, Table B will always be used and, the Protected Annual Income amount will be immediately recalculated to equal the Protected Income Base multiplied by the applicable rate shown in Table B. Lincoln ProtectedPay Select Max® applications or rider election forms signed between April 3, 2023 and July 16, 2023
TABLE A			TABLE B
Age (younger of you and your spouse’s age)	Single Life Option	Joint Life Option	Age (younger of you and your spouse’s age)	Single Life Option	Joint Life Option
59 – 64	5.30%	4.80%	59 – 64	3.00%	3.00%
65 – 69	8.30%	7.90%	65 – 69	3.00%	3.00%
70 – 74	8.55%	8.10%	70 – 74	3.00%	3.00%
75+	8.80%	8.30%	75+	3.00%	3.00%
*For additional Rate Sheet information see Living Benefit Riders – Rate Sheets. **The rates in Table A apply prior to the Contract Value reaching zero. When the Contract Value reaches zero, Table B will always be used and, the Protected Annual Income amount will be immediately recalculated to equal the Protected Income Base multiplied by the applicable rate shown in Table B. Lincoln ProtectedPay Select Max® applications or rider election forms signed between November 28, 2022 and April 2, 2023
TABLE A			TABLE B
Age (younger of you and your spouse’s age)	Single Life Option	Joint Life Option	Age (younger of you and your spouse’s age)	Single Life Option	Joint Life Option
59 – 64	5.30%	4.80%	59 – 64	3.00%	3.00%
65 – 69	8.00%	7.70%	65 – 69	3.00%	3.00%
70 – 74	8.25%	7.85%	70 – 74	3.00%	3.00%
75+	8.40%	8.00%	75+	3.00%	3.00%
*For additional Rate Sheet information see Living Benefit Riders – Rate Sheets. **The rates in Table A apply prior to the Contract Value reaching zero. When the Contract Value reaches zero, Table B will always be used and, the Protected Annual Income amount will be immediately recalculated to equal the Protected Income Base multiplied by the applicable rate shown in Table B.Lincoln ProtectedPay Secure Max® applications or rider election forms signed between September 17, 2024 and April 30, 2025
TABLE A			TABLE B
Age (younger of you and your spouse’s age)	Single Life Option	Joint Life Option	Age (younger of you and your spouse’s age)	Single Life Option	Joint Life Option
59 – 64	5.90%	5.40%	59 – 64	3.50%	3.25%
65 – 69	8.85%	8.45%	65 – 69	3.50%	3.25%
70 – 74	9.05%	8.60%	70 – 74	3.50%	3.25%
75 – 79	9.20%	8.80%	75 – 79	3.50%	3.25%
80+	9.30%	8.90%	80+	3.50%	3.25%
*For additional Rate Sheet information see Living Benefit Riders – Rate Sheets. **The rates in Table A apply prior to the Contract Value reaching zero. When the Contract Value reaches zero, Table B will always be used and, the Protected Annual Income amount will be immediately recalculated to equal the Protected Income Base multiplied by the applicable rate shown in Table B. Lincoln ProtectedPay Secure Max® applications or rider election forms signed between April 22, 2024 and September 16, 2024
TABLE A			TABLE B
Age (younger of you and your spouse’s age)	Single Life Option	Joint Life Option	Age (younger of you and your spouse’s age)	Single Life Option	Joint Life Option
59 – 64	5.65%	5.25%	59 – 64	3.50%	3.25%
65 – 69	8.50%	8.10%	65 – 69	3.50%	3.25%
70 – 74	8.75%	8.30%	70 – 74	3.50%	3.25%
75+	9.00%	8.50%	75+	3.50%	3.25%
*For additional Rate Sheet information see Living Benefit Riders – Rate Sheets. **The rates in Table A apply prior to the Contract Value reaching zero. When the Contract Value reaches zero, Table B will always be used and, the Protected Annual Income amount will be immediately recalculated to equal the Protected Income Base multiplied by the applicable rate shown in Table B. Lincoln ProtectedPay Secure Max® applications or rider election forms signed between July 17, 2023 and April 21, 2024
TABLE A			TABLE B
Age (younger of you and your spouse’s age)	Single Life Option	Joint Life Option	Age (younger of you and your spouse’s age)	Single Life Option	Joint Life Option
59 – 64	5.65%	5.15%	59 – 64	3.00%	3.00%
65 – 69	8.50%	8.10%	65 – 69	3.50%	3.25%
70 – 74	8.75%	8.30%	70 – 74	3.50%	3.25%
75+	9.00%	8.50%	75+	3.50%	3.25%
*For additional Rate Sheet information see Living Benefit Riders – Rate Sheets. **The rates in Table A apply prior to the Contract Value reaching zero. When the Contract Value reaches zero, Table B will always be used and, the Protected Annual Income amount will be immediately recalculated to equal the Protected Income Base multiplied by the applicable rate shown in Table B. Lincoln ProtectedPay Secure Max® applications or rider election forms signed between April 3, 2023 and July 16, 2023
TABLE A			TABLE B
Age (younger of you and your spouse’s age)	Single Life Option	Joint Life Option	Age (younger of you and your spouse’s age)	Single Life Option	Joint Life Option
59 – 64	5.65%	5.15%	59 – 64	3.00%	3.00%
65 – 69	8.50%	8.10%	65 – 69	3.00%	3.00%
70 – 74	8.75%	8.30%	70 – 74	3.00%	3.00%
75+	9.00%	8.50%	75+	3.00%	3.00%
*For additional Rate Sheet information see Living Benefit Riders – Rate Sheets. **The rates in Table A apply prior to the Contract Value reaching zero. When the Contract Value reaches zero, Table B will always be used and, the Protected Annual Income amount will be immediately recalculated to equal the Protected Income Base multiplied by the applicable rate shown in Table B. Lincoln ProtectedPay Secure Max® applications or rider election forms signed between November 28, 2022 and April 2, 2023
TABLE A			TABLE B
Age (younger of you and your spouse’s age)	Single Life Option	Joint Life Option	Age (younger of you and your spouse’s age)	Single Life Option	Joint Life Option
59 – 64	5.65%	5.15%	59 – 64	3.00%	3.00%
65 – 69	8.25%	8.00%	65 – 69	3.00%	3.00%
70 – 74	8.50%	8.15%	70 – 74	3.00%	3.00%
75+	8.65%	8.30%	75+	3.00%	3.00%
*For additional Rate Sheet information see Living Benefit Riders – Rate Sheets. **The rates in Table A apply prior to the Contract Value reaching zero. When the Contract Value reaches zero, Table B will always be used and, the Protected Annual Income amount will be immediately recalculated to equal the Protected Income Base multiplied by the applicable rate shown in Table B.
Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk)Protected Annual Income Rates by Ages: Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) applications or rider election forms signed between July 18, 2022 and December 18, 2023
Single Life Option		Joint Life Option
Age	Protected Annual Income rate	Age (younger of you and your spouse’s age)	Protected Annual Income rate
55 – 58	2.50%	55 – 58	2.25%
59 – 64	4.35%	59 – 64	3.85%
65 – 69	5.50%	65 – 69	4.75%
70 – 74	5.50%	70 – 74	4.85%
75+	5.65%	75+	5.15%
*For additional Rate Sheet information see Living Benefit Riders – Rate Sheets.Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) applications or rider election forms signed between May 23, 2022 and July 17, 2022
Single Life Option		Joint Life Option
Age	Protected Annual Income rate	Age (younger of you and your spouse’s age)	Protected Annual Income rate
55 – 58	2.50%	55 – 58	2.25%
59 – 64	4.35%	59 – 64	3.85%
65 – 69	5.40%	65 – 69	4.65%
70 – 74	5.50%	70 – 74	4.75%
75+	5.65%	75+	5.15%
*For additional Rate Sheet information see Living Benefit Riders – Rate Sheets. Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) applications or rider election forms signed between November 15, 2021 and May 22, 2022
Single Life Option		Joint Life Option
Age	Protected Annual Income rate	Age (younger of you and your spouse’s age)	Protected Annual Income rate
55 – 58	2.50%	55 – 58	2.25%
59 – 64	3.50%	59 – 64	3.00%
65+	5.15%	65+	4.65%
*For additional Rate Sheet information see Living Benefit Riders – Rate Sheets.Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) applications or rider election forms signed between December 14, 2020 and November 14, 2021
Single Life Option		Joint Life Option
Age	Protected Annual Income rate	Age (younger of you and your spouse’s age)	Protected Annual Income rate
55 – 58	2.50%	55 – 58	2.25%
59 – 64	3.50%	59 – 64	3.00%
65+	5.00%	65+	4.50%
*For additional Rate Sheet information see Living Benefit Riders – Rate Sheets.Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) applications or rider election forms signed between September 14, 2020 and December 13, 2020
Single Life Option		Joint Life Option
Age	Protected Annual Income rate	Age (younger of you and your spouse’s age)	Protected Annual Income rate
55 – 58	2.50%	55 – 58	2.25%
59 – 64	3.50%	59 – 64	3.00%
65+	4.75%	65+	4.25%
*For additional Rate Sheet information see Living Benefit Riders – Rate Sheets.Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) applications or rider election forms signed between May 18, 2020 and September 13, 2020
Single Life Option		Joint Life Option
Age	Protected Annual Income rate	Age (younger of you and your spouse’s age)	Protected Annual Income rate
55 – 58	2.75%	55 – 58	2.50%
59 – 64	3.75%	59 – 64	3.25%
65 – 69	5.00%	65 – 69	4.50%
70 – 74	5.00%	70 – 74	4.50%
75+	5.00%	75+	4.50%
*For additional Rate Sheet information see Living Benefit Riders – Rate Sheets.Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) applications or rider election forms signed between March 16, 2020 and May 17, 2020
Single Life Option		Joint Life Option
Age	Protected Annual Income rate	Age (younger of you and your spouse’s age)	Protected Annual Income rate
55 – 58	3.20%	55 – 58	2.90%
59 – 64	4.10%	59 – 64	4.00%
65 – 69	5.35%	65 – 69	5.00%
70 – 74	5.45%	70 – 74	5.10%
75+	5.60%	75+	5.20%
*For additional Rate Sheet information see Living Benefit Riders – Rate Sheets. Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) applications or rider election forms signed between November 18, 2019 and March 15, 2020
Single Life Option		Joint Life Option
Age	Protected Annual Income rate	Age (younger of you and your spouse’s age)	Protected Annual Income rate
55 – 58	3.50%	55 – 58	3.20%
59 – 64	4.40%	59 – 64	4.10%
65 – 69	5.50%	65 – 69	5.20%
70 – 74	5.60%	70 – 74	5.30%
75+	5.70%	75+	5.40%
*For additional Rate Sheet information see Living Benefit Riders – Rate Sheets.Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) applications or rider election forms signed between July 15, 2019 and November 17, 2019
Single Life Option		Joint Life Option
Age	Protected Annual Income rate	Age (younger of you and your spouse’s age)	Protected Annual Income rate
55 – 58	3.75%	55 – 58	3.75%
59 – 64	4.50%	59 – 64	4.25%
65 – 69	5.60%	65 – 69	5.50%
70 – 74	5.75%	70 – 74	5.60%
75+	6.00%	75+	5.75%
*For additional Rate Sheet information see Living Benefit Riders – Rate Sheets.Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) applications or rider election forms signed between April 1, 2019 and July 14, 2019
Single Life Option		Joint Life Option
Age	Protected Annual Income rate	Age (younger of you and your spouse’s age)	Protected Annual Income rate
55 – 58	3.75%	55 – 58	3.75%
59 – 64	4.50%	59 – 64	4.25%
65 – 69	5.75%	65 – 69	5.50%
70 – 74	5.80%	70 – 74	5.60%
75+	6.00%	75+	5.75%
*For additional Rate Sheet information see Living Benefit Riders – Rate Sheets.Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) applications or rider election forms signed between October 1, 2018 and March 31, 2019
Single Life Option		Joint Life Option
Age	Protected Annual Income rate	Age (younger of you and your spouse’s age)	Protected Annual Income rate
55 – 58	3.75%	55 – 58	3.75%
59 – 64	4.50%	59 – 64	4.25%
65 – 69	5.60%	65 – 69	5.50%
70 – 74	5.75%	70 – 74	5.60%
75+	6.00%	75+	5.75%
*For additional Rate Sheet information see Living Benefit Riders – Rate Sheets. Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) applications or rider election forms signed between August 20, 2018 and September 30, 2018
Single Life Option		Joint Life Option
Age	Protected Annual Income rate	Age (younger of you and your spouse’s age)	Protected Annual Income rate
55 – 58	3.75%	55 – 58	3.75%
59 – 64	4.50%	59 – 64	4.25%
65 – 74	5.60%	65 – 74	5.35%
75+	6.00%	75+	5.75%
*For additional Rate Sheet information see Living Benefit Riders – Rate Sheets.Lincoln Market Select® Advantage applications or rider election forms signed between July 18, 2022 and December 18, 2023
Single Life Option		Joint Life Option
Age	Protected Annual Income rate*	Age (younger of you and your spouse’s age)	Protected Annual Income rate*
55 – 58	2.25%	55 – 58	2.00%
59 – 64	3.75%	59 – 64	3.25%
65 – 69	5.00%	65 – 69	4.35%
70 – 74	5.10%	70 – 74	4.45%
75+	5.25%	75+	4.75%
*For additional Rate Sheet information see Living Benefit Riders – Rate Sheets.Lincoln Market Select® Advantage applications or rider election forms signed between May 23, 2022 and July 17, 2022
Single Life Option		Joint Life Option
Age	Protected Annual Income rate*	Age (younger of you and your spouse’s age)	Protected Annual Income rate*
55 – 58	2.25%	55 – 58	2.00%
59 – 64	3.75%	59 – 64	3.25%
65 – 69	5.00%	65 – 69	4.25%
70 – 74	5.10%	70 – 74	4.35%
75+	5.25%	75+	4.75%
*For additional Rate Sheet information see Living Benefit Riders – Rate Sheets.Lincoln Market Select® Advantage applications or rider election forms signed between November 15, 2021 and May 22, 2022
Single Life Option		Joint Life Option
Age	Protected Annual Income rate*	Age (younger of you and your spouse’s age)	Protected Annual Income rate*
55 – 58	2.25%	55 – 58	2.00%
59 – 64	3.25%	59 – 64	3.00%
65 – 74	4.75%	65 – 74	4.15%
75+	5.00%	75+	4.50%
*For additional Rate Sheet information see Living Benefit Riders – Rate Sheets.Lincoln Market Select® Advantage applications or rider election forms signed between December 14, 2020 and November 14, 2021
Single Life Option		Joint Life Option
Age	Protected Annual Income rate*	Age (younger of you and your spouse’s age)	Protected Annual Income rate*
55 – 58	2.25%	55 – 58	2.00%
Single Life Option		Joint Life Option
Age	Protected Annual Income rate*	Age (younger of you and your spouse’s age)	Protected Annual Income rate*
59 – 64	3.25%	59 – 64	3.00%
65+	4.75%	65+	4.15%
*For additional Rate Sheet information see Living Benefit Riders – Rate Sheets.Lincoln Market Select® Advantage applications or rider election forms signed between September 14, 2020 and December 13, 2020
Single Life Option		Joint Life Option
Age	Protected Annual Income rate*	Age (younger of you and your spouse’s age)	Protected Annual Income rate*
55 – 58	2.25%	55 – 58	2.00%
59 – 64	3.25%	59 – 64	3.00%
65+	4.50%	65+	4.00%
*For additional Rate Sheet information see Living Benefit Riders – Rate Sheets.Lincoln Market Select® Advantage applications or rider election forms signed between May 18, 2020 and September 13, 2020
Single Life Option		Joint Life Option
Age	Protected Annual Income rate*	Age (younger of you and your spouse’s age)	Protected Annual Income rate*
55 – 58	2.50%	55 – 58	2.25%
59 – 64	3.50%	59 – 64	3.00%
65 – 69	4.75%	65 – 69	4.25%
70 – 74	4.75%	70 – 74	4.25%
75+	4.75%	75+	4.25%
*For additional Rate Sheet information see Living Benefit Riders – Rate Sheets.Lincoln Market Select® Advantage applications or rider election forms signed between March 16, 2020 and May 17, 2020
Single Life Option		Joint Life Option
Age	Protected Annual Income rate*	Age (younger of you and your spouse’s age)	Protected Annual Income rate*
55 – 58	3.10%	55 – 58	2.85%
59 – 64	4.00%	59 – 64	3.65%
65 – 69	5.10%	65 – 69	4.65%
70 – 74	5.15%	70 – 74	4.75%
75+	5.55%	75+	5.00%
*For additional Rate Sheet information see Living Benefit Riders – Rate Sheets.Lincoln Market Select® Advantage applications or rider election forms signed between November 18, 2019 and March 15, 2020
Single Life Option		Joint Life Option
Age	Protected Annual Income rate*	Age (younger of you and your spouse’s age)	Protected Annual Income rate*
55 – 58	3.25%	55 – 58	3.00%
59 – 64	4.15%	59 – 64	3.85%
65 – 69	5.15%	65 – 69	4.85%
70 – 74	5.35%	70 – 74	5.00%
75+	5.55%	75+	5.25%
For additional Rate Sheet information see Living Benefit Riders – Rate Sheets. Lincoln Market Select® Advantage applications or rider election forms signed between October 1, 2018 and November 17, 2019
Single Life Option		Joint Life Option
Age	Protected Annual Income rate*	Age (younger of you and your spouse’s age)	Protected Annual Income rate*
55 – 58	3.50%	55 – 58	3.50%
59 – 64	4.25%	59 – 64	4.00%
65 – 69	5.25%	65 – 69	5.15%
70 – 74	5.50%	70 – 74	5.25%
75+	5.75%	75+	5.50%
* For additional Rate Sheet information see Living Benefit Riders – Rate Sheets.Lincoln Market Select® Advantage applications or rider election forms signed between May 21, 2018 and September 30, 2018
Single Life Option		Joint Life Option
Age	Protected Annual Income rate*	Age (younger of you and your spouse’s age)	Protected Annual Income rate*
55 – 58	3.50%	55 – 58	3.50%
59 – 64	4.25%	59 – 64	4.00%
65 – 74	5.25%	65 – 74	5.00%
75+	5.75%	75+	5.50%
* For additional Rate Sheet information see Living Benefit Riders – Rate Sheets.Lincoln Market Select® Advantage applications and rider election forms signed between January 19, 2018 and May 20, 2018:
Single Life Option		Joint Life Option
Age	Protected Annual Income Rate*	Age (younger of you and your spouse’s age)	Protected Annual Income Rate*
55 – 58	3.50%	55 – 58	3.50%
59 – 64	4.00%	59 – 64	4.00%
65 – 74	5.00%	65 – 74	4.50%
75+	5.50%	75+	5.00%
*In order to have received the rates indicated, your application or rider election form must have been signed or dated on or before the last day of the effective period noted above. Lincoln Market Select® Advantage applications and rider election forms signed between January 9, 2017 and January 18, 2018:
Single Life Option		Joint Life Option
Age	Protected Annual Income Rate*	Age (younger of you and your spouse’s age)	Protected Annual Income Rate*
55 – 58	3.50%	55 – 58	3.50%
59 – 64	4.00%	59 – 64	4.00%
65+	5.00%	65 – 74	4.50%
		75+	5.00%
*In order to have received the rates indicated, your application or rider election form must have been signed or dated on or before the last day of the effective period noted above.
Lincoln Max 6 SelectSM Advantage Protected Annual Income Rates by Ages: The rates in Table A apply prior to the Contract Value reaching zero. When the Contract Value reaches zero, Table B will always be used and, the Protected Annual Income amount will be immediately recalculated to equal the Protected Income Base multiplied by the applicable rate shown in Table B. The rate in Table B will be based on the later of (a) your age at the time the first Protected Annual Income withdrawal occurred, or (b) your age as of the Valuation Date of the most recent Account Value Step-up. If no withdrawals have been taken prior to the Contract Value reaching zero, then your current age (single life option) or the younger of you and your spouse (joint life option) will be used to determine the Protected Annual Income rate in Table B. For additional Rate Sheet information see Living Benefit Riders – Rate Sheets. Lincoln Max 6 SelectSM Advantage applications or rider election forms signed between July 18, 2022 and December 18, 2023
TABLE A			TABLE B
Age	Single Life Option	Joint Life Option*	Age	Single Life Option	Joint Life Option*
59 – 64	5.00%	4.50%	59 – 64	3.00%	2.75%
65 – 69	7.50%	7.00%	65 – 69	3.00%	2.75%
70 – 74	8.00%	7.50%	70 – 74	3.00%	2.75%
75 – 79	8.00%	7.50%	75 – 79	3.00%	2.75%
80 +	8.00%	7.50%	80 +	3.00%	2.75%
* If joint life option is in effect, the younger of you and your spouse’s age applies.Lincoln Max 6 SelectSM Advantage applications or rider election forms signed between May 23, 2022 and July 17, 2022
TABLE A			TABLE B
Age	Single Life Option	Joint Life Option*	Age	Single Life Option	Joint Life Option*
59 – 64	4.50%	3.60%	59 – 64	3.00%	2.75%
65 – 69	7.25%	6.00%	65 – 69	3.00%	2.75%
70 – 74	7.25%	6.25%	70 – 74	3.00%	2.75%
75 – 79	7.75%	6.50%	75 – 79	3.00%	2.75%
80 +	7.75%	6.50%	80 +	3.00%	2.75%
* If joint life option is in effect, the younger of you and your spouse’s age applies.Lincoln Max 6 SelectSM Advantage applications or rider election forms signed between November 15, 2021 and May 22, 2022
TABLE A			TABLE B
Age	Single Life Option	Joint Life Option*	Age	Single Life Option	Joint Life Option*
55 – 58	N/A	N/A	55 – 58	N/A	N/A
59 – 64	4.25%	3.10%	59 – 64	3.00%	2.75%
65 – 69	7.00%	5.50%	65 – 69	3.00%	2.75%
70 – 74	7.00%	5.75%	70 – 74	3.00%	2.75%
75 +	7.50%	6.00%	75 +	3.00%	2.75%
* If joint life option is in effect, the younger of you and your spouse’s age applies.Lincoln Max 6 SelectSM Advantage applications or rider election forms signed between June 21, 2021 and November 14, 2021
TABLE A			TABLE B
Age	Single Life Option	Joint Life Option*	Age	Single Life Option	Joint Life Option*
55 – 58	N/A	N/A	55 - 58	N/A	N/A
59 – 64	4.25%	3.10%	59 – 64	3.00%	2.75%
65 – 69	6.75%	5.50%	65 – 69	3.00%	2.75%
70 – 74	7.00%	5.75%	70 – 74	3.00%	2.75%
75 +	7.00%	6.00%	75 +	3.00%	2.75%
* If joint life option is in effect, the younger of you and your spouse’s age applies. Lincoln Max 6 SelectSM Advantage applications or rider election forms signed between December 14, 2020 and June 20, 2021
TABLE A			TABLE B
Age	Single Life Option	Joint Life Option*	Age	Single Life & Joint Life Option*
55 – 58	N/A	N/A	55 – 58	N/A
59 – 64	5.25%	3.00%	59+	3.00%
65 – 69	6.50%	5.50%
70 – 74	6.75%	5.75%
75 +	7.00%	6.00%
* If joint life option is in effect, the younger of you and your spouse’s age applies.Lincoln Max 6 SelectSM Advantage applications or rider election forms signed between May 18, 2020 and December 13, 2020
TABLE A			TABLE B
Age	Single Life Option	Joint Life Option*	Age	Single Life & Joint Life Option*
55 – 58	N/A	N/A	55 – 58	N/A
59 – 64	5.25%	3.00%	59+	3.00%
65 – 69	6.25%	5.75%
70 – 74	6.50%	6.00%
75 +	6.75%	6.25%
* If joint life option is in effect, the younger of you and your spouse’s age applies.Lincoln Max 6 SelectSM Advantage applications or rider election forms signed between October 1, 2018 and May 17, 2020
TABLE A			TABLE B
Age	Single Life Option	Joint Life Option*	Age	Single Life & Joint Life Option*
55 – 58	4.50%	4.00%	55+	3.00%
59 – 64	5.50%	5.00%
65 – 69	6.50%	6.00%
70 – 74	6.75%	6.25%
75 +	7.00%	6.50%
* If joint life option is in effect, the younger of you and your spouse’s age applies.Lincoln Max 6 SelectSM Advantage applications signed between January 19, 2018 and September 30, 2018
TABLE A			TABLE B
Age	Single Life Option	Joint Life Option*	Age	Single Life & Joint Life Option*
55 – 58	4.50%	4.00%	55+	3.00%
59 – 64	5.50%	5.00%
65 – 74	6.50%	6.00%
75 +	7.00%	6.50%
* If joint life option is in effect, the younger of you and your spouse’s age applies. Lincoln Max 6 SelectSM Advantage applications signed between May 22, 2017 and January 18, 2018
TABLE A			TABLE B
Age	Single Life Option	Joint Life Option*	Age	Single Life & Joint Life Option*
55 – 58	4.00%	3.50%	55+	3.00%
59 – 64	5.00%	4.50%
65 – 74	6.00%	5.50%
75 +	7.00%	6.50%
* If joint life option is in effect, the younger of you and your spouse’s age applies.
Lincoln Wealth PassSM Protected Annual Income Rates by Ages:Lincoln Wealth PassSM applications or rider election forms signed between September 16, 2019 and May 18, 2020
Age	PAI Rate
0 – 54	4.50%
55 – 58	5.00%
59 – 69	5.50%
70+	6.00%
Appendix E — Guaranteed Income Benefit Percentages for Previous Rider Elections
i4LIFE® Advantage Select Guaranteed Income BenefitGuaranteed Income Benefit Percentages by Ages: i4LIFE® Advantage Select Guaranteed Income Benefit elections and for prior purchasers of Lincoln ProtectedPay Select Core® or 4LATER® Select Advantage with applications and/or rider election forms signed between August 19, 2024 and April 30, 2025
Single Life Option		Joint Life Option
Age	GIB Percentage*	Age (younger of you and your spouse’s age)	GIB Percentage*
Under age 40	2.25%	Under age 40	2.00%
40 – 54	3.00%	40 – 54	2.50%
55 – 58	3.25%	55 – 58	2.75%
59 – 64	4.00%	59 – 64	3.50%
65 – 69	5.00%	65 – 69	4.50%
70 – 79	5.25%	70 – 79	4.75%
80+	5.25%	80+	4.75%
*In order to have received the percentage indicated, your application or rider election form must have been signed or dated on or before the last day of the effective period noted above. Purchasers of 4LATER® Select Advantage may use any remaining Protected Income Base to establish the initial Guaranteed Income Benefit.i4LIFE® Advantage Select Guaranteed Income Benefit for prior purchasers of Lincoln ProtectedPay Select Core® or 4LATER® Select Advantage with applications and/or rider election forms signed between November 28, 2022 and August 18, 2024
Single Life Option		Joint Life Option
Age	GIB Percentage*	Age (younger of you and your spouse’s age)	GIB Percentage*
Under age 40	2.15%	Under age 40	2.15%
40 – 54	2.50%	40 – 54	2.25%
55 – 58	2.50%	55 – 58	2.25%
59 – 64	3.25%	59 – 64	2.75%
65 – 69	4.25%	65 – 69	3.25%
70 – 74	4.50%	70 – 74	3.75%
75 – 79	4.75%	75 – 79	4.00%
80+	4.75%	80+	4.25%
*In order to have received the percentage indicated, your application or rider election form must have been signed or dated on or before the last day of the effective period noted above. Purchasers of 4LATER® Select Advantage may use any remaining Protected Income Base to establish the initial Guaranteed Income Benefit.i4LIFE® Advantage Select Guaranteed Income Benefit for prior purchasers of Lincoln Market Select® Advantage with applications and/or rider election forms signed between December 14, 2020 and December 18, 2023, or for prior purchasers of 4LATER® Select Advantage with applications and/or rider election forms signed between December 14, 2020 and November 27, 2022
Single Life Option		Joint Life Option
Age	GIB Percentage*	Age (younger of you and your spouse’s age)	GIB Percentage*
Under age 40	2.00%	Under age 40	2.00%
40 – 54	2.25%	40 – 54	2.00%
55 – 58	2.25%	55 – 58	2.00%
59 – 64	3.00%	59 – 64	2.50%
65 – 69	3.75%	65 – 69	2.75%
70 – 74	4.00%	70 – 74	3.25%
75 – 79	4.25%	75 – 79	3.50%
80+	4.25%	80+	3.75%
*In order to have received the percentage indicated, your application or rider election form must have been signed or dated on or before the last day of the effective period noted above. Purchasers of Lincoln Market Select® Advantage may use any remaining Protected Income Base reduced by all Protected Annual Income payments since the last Account Value Step-up, if any, or the rider’s effective date (if there have not been any Account Value Step-ups) if greater than the Account Value to establish the initial Guaranteed Income Benefit. Purchasers of 4LATER® Select Advantage may use any remaining Protected Income Base to establish the initial Guaranteed Income Benefit.i4LIFE® Advantage Select Guaranteed Income Benefit for prior purchasers of Lincoln Market Select® Advantage or 4LATER® Select Advantage with applications and/or rider election forms signed between May 18, 2020 and December 13, 2020
Single Life Option		Joint Life Option
Age	GIB Percentage*	Age (younger of you and your spouse’s age)	GIB Percentage*
Under age 40	2.00%	Under age 40	2.00%
40 – 54	2.25%	40 – 54	2.00%
55 – 58	2.25%	55 – 58	2.00%
59 – 64	3.25%	59 – 64	2.50%
65 – 69	4.00%	65 – 69	2.75%
70 – 74	4.25%	70 – 74	3.25%
75 – 79	4.50%	75 – 79	3.50%
80+	4.50%	80+	3.75%
*In order to have received the percentage indicated, your application or rider election form must have been signed or dated on or before the last day of the effective period noted above. Purchasers of Lincoln Market Select® Advantage may use any remaining Protected Income Base reduced by all Protected Annual Income payments since the last Account Value Step-up, if any, or the rider’s effective date (if there have not been any Account Value Step-ups) if greater than the Account Value to establish the initial Guaranteed Income Benefit. Purchasers of 4LATER® Select Advantage may use any remaining Protected Income Base to establish the initial Guaranteed Income Benefit.i4LIFE® Advantage Select Guaranteed Income Benefit for prior purchasers of Lincoln Market Select® Advantage or 4LATER® Select Advantage with applications and/or rider election forms signed between November 18, 2019 and May 17, 2020
Single Life Option		Joint Life Option
Age	GIB Percentage*	Age (younger of you and your spouse’s age)	GIB Percentage*
Under age 40	2.50%	Under age 40	2.50%
40 – 54	3.00%	40 – 54	2.75%
55 – 58	3.25%	55 – 58	3.00%
59 – 64	3.75%	59 – 64	3.50%
65 – 69	4.25%	65 – 69	4.00%
70 – 74	5.00%	70 – 74	4.25%
75 – 79	5.00%	75 – 79	4.75%
80+	5.25%	80+	5.00%
*In order to have received the percentage indicated, your application or rider election form must have been signed or dated on or before the last day of the effective period noted above. Purchasers of Lincoln Market Select® Advantage may use any remaining Protected Income Base reduced by all Protected Annual Income payments since the last Account Value Step-up, if any, or the rider’s effective date (if there have not been any Account Value Step-ups) if greater than the Account Value to establish the initial Guaranteed Income Benefit. Purchasers of 4LATER® Select Advantage may use any remaining Protected Income Base to establish the initial Guaranteed Income Benefit.i4LIFE® Advantage Select Guaranteed Income Benefit elections between January 9, 2017 and May 18, 2020, or for prior purchasers of Lincoln Market Select® Advantage or 4LATER® Select Advantage with applications and/or rider election forms signed between January 9, 2017 and November 17, 2019
Single Life Option		Joint Life Option**
Age	GIB Percentage*	Age (younger of you and your spouse’s age)	GIB Percentage*
Under age 40	2.50%	Under age 40	2.50%
40 – 54	3.00%	40 – 54	3.00%
55 – 58	3.50%	55 – 58	3.50%
59 – 64	4.00%	59 – 69	4.00%
65 – 69	4.50%	70 – 74	4.50%
70 – 79	5.00%	75 – 79	5.00%
80+	5.50%	80+	5.50%
*In order to have received the percentage indicated, your application or rider election form must have been signed or dated on or before the last day of the effective period noted above. Purchasers of Lincoln Market Select® Advantage may use any remaining Income Base reduced by all Guaranteed Annual Income payments since the last Automatic Annual Step-up, if any, or the rider’s effective date (if there have not been any Automatic Annual Step-ups) if greater than the Account Value to establish the initial Guaranteed Income Benefit. Purchasers of 4LATER® Select Advantage may use any remaining Protected Income Base to establish the initial Guaranteed Income Benefit. **If joint life option is in effect, the younger of you and your spouse’s age applies.
i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk)Guaranteed Income Benefit Percentages by Ages: i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk) elections and for prior purchasers of Lincoln ProtectedPay Secure Core® between November 28, 2022 and April 30, 2025
Single Life Option		Joint Life Option
Age	GIB Percentage*	Age (younger of you and your spouse’s age)	GIB Percentage*
Under age 40	2.25%	Under age 40	2.25%
40 – 54	2.75%	40 – 54	2.50%
55 – 58	3.00%	55 – 58	2.75%
59 – 64	3.75%	59 – 64	3.25%
65 – 69	4.75%	65 – 69	4.00%
70 – 74	5.25%	70 – 74	4.25%
75 – 79	5.50%	75 – 79	4.50%
80+	5.50%	80+	4.75%
* For additional Rate Sheet information see Living Benefit Riders – Rate Sheets.i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk) elections between May 23, 2022 and November 27, 2022, or for prior purchasers of Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) between May 23, 2022 and December 18, 2023
Single Life Option		Joint Life Option
Age	GIB Percentage*	Age (younger of you and your spouse’s age)	GIB Percentage*
Under age 40	2.00%	Under age 40	2.00%
40 – 54	2.50%	40 – 54	2.20%
55 – 58	2.50%	55 – 58	2.20%
59 – 64	3.25%	59 – 64	2.75%
65 – 69	4.25%	65 – 69	3.50%
70 – 74	4.75%	70 – 74	3.75%
75 – 79	5.00%	75 – 79	4.00%
80+	5.00%	80+	4.25%
* For additional Rate Sheet information see Living Benefit Riders – Rate Sheets.i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk) elections and for prior purchasers of Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) between December 14, 2020 and May 22, 2022
Single Life Option		Joint Life Option
Age	GIB Percentage*	Age (younger of you and your spouse’s age)	GIB Percentage*
Under age 40	2.00%	Under age 40	2.00%
40 – 54	2.50%	40 – 54	2.20%
55 – 58	2.50%	55 – 58	2.20%
59 – 64	3.25%	59 – 64	2.75%
65 – 69	4.00%	65 – 69	3.25%
70 – 74	4.50%	70 – 74	3.50%
75 – 79	4.50%	75 – 79	3.75%
80+	4.50%	80+	4.00%
* For additional Rate Sheet information see Living Benefit Riders – Rate Sheets. i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk) elections and for prior purchasers of Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) between May 18, 2020 and December 13, 2020
Single Life Option		Joint Life Option
Age	GIB Percentage*	Age (younger of you and your spouse’s age)	GIB Percentage*
Under age 40	2.00%	Under age 40	2.00%
40 – 54	2.50%	40 – 54	2.20%
55 – 58	2.50%	55 – 58	2.20%
59 – 64	3.50%	59 – 64	2.75%
65 – 69	4.25%	65 – 69	3.25%
70 – 74	4.75%	70 – 74	3.50%
75 – 79	4.75%	75 – 79	3.75%
80+	4.75%	80+	4.00%
* For additional Rate Sheet information see Living Benefit Riders – Rate Sheets.i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk) elections between November 18, 2019 and May 17, 2020.
Single Life Option		Joint Life Option
Age	GIB Percentage*	Age (younger of you and your spouse’s age)	GIB Percentage*
Under age 40	2.50%	Under age 40	2.50%
40 – 54	3.00%	40 – 54	3.00%
55 – 58	3.50%	55 – 58	3.25%
59 – 64	4.00%	59 – 64	3.75%
65 – 69	5.00%	65 – 69	4.25%
70 – 74	5.25%	70 – 74	4.50%
75 – 79	5.50%	75 – 79	5.00%
80+	5.50%	80+	5.25%
* For additional Rate Sheet information see Living Benefit Riders – Rate Sheets.i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk) elections between February 19, 2019 and November 17, 2019.
Single Life Option		Joint Life Option
Age	GIB Percentage*	Age (younger of you and your spouse’s age)	GIB Percentage*
Under age 40	2.50%	Under age 40	2.50%
40 – 54	3.00%	40 – 54	3.00%
55 – 58	3.50%	55 – 58	3.50%
59 – 64	4.00%	59 – 64	4.00%
65 – 69	5.00%	65 – 69	4.50%
70 – 74	5.25%	70 – 74	5.00%
75 – 79	5.50%	75 – 79	5.25%
80+	5.50%	80+	5.50%
* For additional Rate Sheet information see Living Benefit Riders – Rate Sheets. Appendix F — Enhancement Rates for Previous Rider Elections
Lincoln ProtectedPay® Lifetime Income Suite and Lincoln ProtectedPay® and Estate LockSM Enhancement Rates:
If your rider was purchased:	The Enhancement is…	The Enhancement is…
Prior to April 30, 2025	Equal to the Enhancement Value (initial Enhancement Value = Protected Income Base, and is increased by Enhancement Base x Enhancement Rate)	6%

Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) Enhancement Rates:
If your rider was purchased:	The Enhancement is based on the…	…multiplied by the Enhancement Rate of…
On or after July 18, 2022, but prior to December 18, 2023	Enhancement Base	6%
On or after May 18, 2020, but prior to July 18, 2022	Enhancement Base	5%
On or after February 20, 2018 (April 2, 2018, if your rider was elected after the contract issue date), but prior to May 18, 2020, subject to state availability	Enhancement Base	6%
Prior to February 20, 2018 (April 2, 2018, if your rider was elected after the contract issue date)	Protected Income Base	5%

Lincoln Market Select® Advantage Enhancement Rates:
If your rider was purchased:	The Enhancement is based on the…	…multiplied by the Enhancement Rate of…
On or after July 18, 2022, but prior to December 18, 2023	Enhancement Base	6%
On or after May 18, 2020, but prior to July 18, 2022	Enhancement Base	5%
On or after February 20, 2018 (April 2, 2018 if your rider was elected after the contract issue date), but prior to May 18, 2020, subject to state availability	Enhancement Base	6%
Between August 29, 2016 (October 3, 2016 if your rider was elected after the contract issue date) and February 20, 2018 (April 2, 2018 if your rider was elected after the contract issue date)	Protected Income Base	5%
Prior to August 29, 2016 (October 3, 2016, if your rider was elected after the contract issue date)	N/A	N/A

Lincoln Max 6 SelectSM Advantage Enhancement Rates:
If your rider was purchased:	The Enhancement is based on the…	…multiplied by the Enhancement Rate of…
On or after July 18, 2022, but prior to December 18, 2023	Enhancement Base	6%
On or after May 18, 2020, but prior to July 18, 2022	Enhancement Base	5%
Prior to May 18, 2020	Enhancement Base	6%

4LATER® Select Advantage Enhancement Rates:
If your rider was purchased:	The Enhancement is based on the…	…multiplied by the Enhancement Rate of…
On or after November 28, 2022, but prior to April 30, 2025	Equal to the Enhancement Value (initial Enhancement Value = Protected Income Base, and is increased by Enhancement Base x Enhancement Rate)	6%
On or after August 22, 2022, but prior to November 28, 2022	Enhancement Base	6%
On or after May 18, 2020, but prior to August 22, 2022	Enhancement Base	5%
On or after June 11, 2018, but prior to May 18, 2020, subject to state availability	Enhancement Base	6%
Prior to June 11, 2018	Protected Income Base	5%

Item 17. Portfolio Companies (N-4) [Text Block]	Appendix A — Funds Available Under The ContractThe following is a list of funds currently available under the Contract. Depending on the optional benefits you choose, you may not be able to invest in certain funds. Current performance of the Subaccounts can be found at www.lfg.com/VAprospectus. More information about the funds is available in the prospectuses for the Funds, which may be amended from time to time and can be found online at www.lfg.com/VAprospectus. You can also request this information and current fund performance at no cost by calling 1-877-534-8255 or by sending an email request to CustServSupportTeam@lfg.com. The current expenses and performance information below reflects fees and expenses of the Fund, but do not reflect the other fees and expenses that your Contract may charge. Expenses would be higher and performance would be lower if these other charges were included. Each fund’s past performance is not necessarily an indication of future performance.
Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2024)
			1 year	5 year	10 year
Long-term growth of capital.	AB VPS Discovery Value Portfolio - Class A advised by AllianceBernstein L.P. This fund will be available on or about May 19, 2025. Please consult your registered representative.	0.81%	10.02%	8.86%	7.63%
The balanced accomplishment of three objectives: long-term growth of capital, conservation of principal and current income.	American Funds® IS American Funds Global Balanced Fund - Class 1A advised by Capital Research and Management Company	0.76%[2]	6.57%	4.82%	N/A
To provide current income and preservation of capital.	American Funds® IS American Funds Mortgage Fund - Class 1A advised by Capital Research and Management Company	0.56%[2]	0.74%	-0.05%	N/A
To provide investors with a high level of current income; capital appreciation is the secondary objective.	American Funds® IS American High- Income Trust - Class 1A advised by Capital Research and Management Company	0.58%[2]	9.73%	5.54%	N/A
High total return (including income and capital gains) consistent with preservation of capital over the long term.	American Funds® IS Asset Allocation Fund - Class 1A advised by Capital Research and Management Company	0.54%	16.41%	8.32%	N/A
Seeks to provide a level of current income that exceeds the average yield on U.S. stocks generally and to provide a growing stream of income over the years.	American Funds® IS Capital Income Builder - Class 1A advised by Capital Research and Management Company	0.53%[2]	10.19%	6.02%	N/A
To provide, over the long term, with a high level of total return consistent with prudent investment management.	American Funds® IS Capital World Bond Fund - Class 1A advised by Capital Research and Management Company	0.73%	-2.97%	-2.40%	N/A
Long-term growth of capital while providing current income.	American Funds® IS Capital World Growth and Income Fund - Class 1A advised by Capital Research and Management Company	0.67%[2]	14.00%	7.30%	N/A
Long-term growth of capital.	American Funds® IS Global Growth Fund - Class 1A advised by Capital Research and Management Company	0.66%[2]	13.67%	9.77%	N/A
Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2024)
			1 year	5 year	10 year
Long-term capital growth.	American Funds® IS Global Small Capitalization Fund - Class 1A advised by Capital Research and Management Company	0.90%[2]	2.34%	3.00%	N/A
Growth of capital.	American Funds® IS Growth Fund - Class 1A advised by Capital Research and Management Company	0.59%	31.61%	18.83%	N/A
Long-term growth of capital and income.	American Funds® IS Growth-Income Fund - Class 1A advised by Capital Research and Management Company	0.53%	24.25%	13.02%	N/A
Long-term growth of capital.	American Funds® IS International Fund - Class 1A advised by Capital Research and Management Company	0.78%	3.17%	1.23%	N/A
Long-term growth of capital while providing current income.	American Funds® IS International Growth and Income Fund - Class 1A advised by Capital Research and Management Company	0.81%	3.39%	2.54%	N/A
To provide high total return (including income and capital gains) consistent with preservation of capital over the long term while seeking to manage volatility and provide downside protection. A fund of funds.	American Funds® IS Managed Risk Asset Allocation Fund - Class P1 advised by Capital Research and Management Company	0.65%	14.90%	5.56%	6.14%
To provide growth of capital while seeking to manage volatility and provide downside protection. A fund of funds.	American Funds® IS Managed Risk Growth Fund - Class P1 advised by Capital Research and Management Company	0.69%	23.82%	11.59%	10.72%
To achieve long-term growth of capital and income while seeking to manage volatility and provide downside protection. A fund of funds.	American Funds® IS Managed Risk Growth-Income Fund - Class P1 advised by Capital Research and Management Company	0.63%	18.03%	7.65%	7.73%
To provide long-term growth of capital while seeking to manage volatility and provide downside protection. A fund of funds.	American Funds® IS Managed Risk International Fund - Class P1 advised by Capital Research and Management Company	0.85%[2]	-0.05%	-2.25%	1.13%
To produce income and to provide an opportunity for growth of principal consistent with sound common stock investing while seeking to manage volatility and provide downside protection. A fund of funds.	American Funds® IS Managed Risk Washington Mutual Investors Fund - Class P1 advised by Capital Research and Management Company	0.63%	14.20%	5.90%	5.61%
Long-term capital appreciation.	American Funds® IS New World Fund - Class 1A advised by Capital Research and Management Company	0.82%[2]	6.58%	4.55%	N/A
To provide as high a level of current income as is consistent with the preservation of capital.	American Funds® IS The Bond Fund of America - Class 1A advised by Capital Research and Management Company	0.48%[2]	1.23%	0.31%	N/A
Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2024)
			1 year	5 year	10 year
To provide a high level of current income consistent with prudent investment risk and preservation of capital.	American Funds® IS U.S. Government Securities Fund - Class 1A advised by Capital Research and Management Company	0.50%[2]	0.70%	0.12%	N/A
To produce income and to provide an opportunity for growth of principal consistent with sound common stock investing.	American Funds® IS Washington Mutual Investors Fund - Class 1A advised by Capital Research and Management Company	0.50%[2]	19.15%	12.19%	N/A
Long-term growth of capital.	ClearBridge Variable Large Cap Growth Portfolio - Class I advised by Franklin Templeton Fund Adviser, LLC	0.74%	27.89%	14.75%	14.58%
Long-term growth of capital.	ClearBridge Variable Mid Cap Portfolio - Class I advised by Franklin Templeton Fund Adviser, LLC	0.81%	10.01%	6.61%	7.29%
Capital Appreciation. A fund of funds.	DWS Alternative Asset Allocation VIP Portfolio - Class A advised by DWS Investment Management Americas, Inc.	0.88%	5.64%	4.36%	3.17%
Income and capital growth consistent with reasonable risk.	Fidelity® VIP Balanced Portfolio - Initial Class	0.42%	15.92%	10.84%	9.62%
High total return. A fund of funds.	Fidelity® VIP FundsManager® 50% Portfolio - Investor Class	0.64%[2]	8.51%	5.75%	5.85%
To provide long-term capital appreciation.	First Trust Capital Strength Hedged Equity Portfolio - Class I	1.25%[2]	2.42%	N/A	N/A
To provide capital appreciation.	First Trust Capital Strength Portfolio - Class I	1.10%[2]	10.41%	N/A	N/A
To provide long-term capital appreciation.	First Trust Growth Strength Portfolio - Class I	1.20%[2]	15.03%	N/A	N/A
To provide capital appreciation.	First Trust International Developed Capital Strength Portfolio - Class I	1.20%[2]	1.76%	N/A	N/A
To provide total return by allocating among dividend-paying stocks and investment grade bonds.	First Trust/Dow Jones Dividend & Income Allocation Portfolio - Class I6	1.18%	6.01%	4.48%	6.14%
Balance of growth of capital and income. A fund of funds.	Franklin Multi-Asset Variable Conservative Growth - Class I	0.75%	11.79%	6.35%	6.29%
To seek to achieve a high level of total return on its assets through a combination of capital appreciation and current income.	Invesco V.I. Equally-Weighted S&P 500 Fund - Series I Shares[5] This fund is not available in contracts issued on or after August 19, 2024.	0.34%	12.71%	10.48%	9.92%
Long-term growth of capital.	Invesco V.I. EQV International Equity Fund - Series I Shares	0.90%	0.62%	3.23%	4.36%
Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2024)
			1 year	5 year	10 year
Seeks, over a specified annual period (an “Outcome Period”), to provide returns that track those of the Invesco QQQ TrustSM , Series 1 up to a cap, while providing a buffer against losses. A fund of funds.	Lincoln Hedged Nasdaq-100 Fund - Standard Class	0.85%[2]	15.12%	N/A	N/A
Long-term growth of capital. A fund of funds.	Lincoln Hedged S&P 500 Conservative Fund - Standard Class[4]	0.69%[2]	10.66%	N/A	N/A
Long-term growth of capital. A fund of funds.	Lincoln Hedged S&P 500 Fund - Standard Class[4]	0.70%[2]	14.32%	N/A	N/A
Seeks, over a specified annual period (an “Outcome Period”), to provide returns that track those of the Invesco QQQ TrustSM , Series 1 up to a cap, while providing a buffer against losses. A fund of funds.	Lincoln Opportunistic Hedged Equity Fund - Standard Class	0.71%[2]	15.51%	N/A	N/A
A balance between a high level of current income and growth of capital, with an emphasis on growth of capital. A fund of funds.	LVIP American Balanced Allocation Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.57%[2]	11.12%	6.79%	6.62%
Long-term capital growth and current income by investing approximately 60% of its assets in equity securities and the remainder in bonds and other fixed- income securities.	LVIP American Century Balanced Fund - Standard Class II advised by Lincoln Financial Investments Corporation	0.77%[2]	12.06%	7.05%	6.76%
Capital growth.	LVIP American Century Capital Appreciation Fund - Standard Class II advised by Lincoln Financial Investments Corporation	0.79%[2]	24.98%	11.42%	10.96%
Capital growth; income is a secondary consideration.	LVIP American Century Disciplined Core Value Fund - Standard Class II advised by Lincoln Financial Investments Corporation	0.71%[2]	13.09%	8.19%	8.24%
Long-term total return using a strategy that seeks to protect against U.S. inflation.	LVIP American Century Inflation Protection Fund - Standard Class II advised by Lincoln Financial Investments Corporation	0.47%[2]	1.82%	1.47%	1.98%
Capital growth.	LVIP American Century International Fund - Standard Class II advised by Lincoln Financial Investments Corporation	0.95%[2]	2.61%	3.54%	4.93%
Long-term capital growth, income is secondary objective.	LVIP American Century Large Company Value Fund - Standard Class II advised by Lincoln Financial Investments Corporation	0.70%[2]	10.72%	7.46%	7.53%
Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2024)
			1 year	5 year	10 year
Long-term capital growth, income is secondary objective.	LVIP American Century Mid Cap Value Fund - Standard Class II advised by Lincoln Financial Investments Corporation	0.86%[2]	8.73%	7.29%	8.03%
Long-term capital growth.	LVIP American Century Ultra® Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.65%[2]	N/A	N/A	N/A
Long-term capital growth; income is a secondary consideration.	LVIP American Century Value Fund - Standard Class II advised by Lincoln Financial Investments Corporation	0.71%[2]	9.48%	8.59%	8.18%
A balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital. A fund of funds.	LVIP American Growth Allocation Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.59%[2]	12.01%	7.14%	7.12%
A high level of current income with some consideration given to growth of capital. A fund of funds.	LVIP American Income Allocation Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.57%[2]	8.48%	5.00%	5.09%
Capital Appreciation.	LVIP Baron Growth Opportunities Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.89%[2]	5.71%	8.23%	9.68%
High total investment return.	LVIP BlackRock Global Allocation Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.72%[2]	9.51%	6.19%	N/A
To maximize real return, consistent with preservation of real capital and prudent investment management.	LVIP BlackRock Inflation Protected Bond Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.88%	2.64%	2.52%	2.15%
Seeks long-term capital appreciation.	LVIP Channing Small Cap Value Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.88%	10.85%	N/A	N/A
Long-term capital appreciation.	LVIP Dimensional International Core Equity Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.62%[2]	3.06%	4.61%	N/A
Long-term capital appreciation. A fund of funds.	LVIP Dimensional International Equity Managed Volatility Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.76%	4.69%	3.22%	3.56%
Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2024)
			1 year	5 year	10 year
Long-term capital appreciation.	LVIP Dimensional U.S. Core Equity 1 Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.39%[2]	20.77%	13.29%	11.80%
Long-term capital appreciation.	LVIP Dimensional U.S. Core Equity 2 Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.49%	18.45%	12.83%	N/A
Long-term capital appreciation. A fund of funds.	LVIP Dimensional U.S. Equity Managed Volatility Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.61%[2]	20.65%	13.07%	9.57%
Maximum long-term total return consistent with reasonable risk.	LVIP Fidelity Institutional AM® Total Bond Fund - Standard Class advised by Lincoln Financial Investments Corporation (formerly LVIP Macquarie Diversified Income Fund)	0.51%[2]	1.98%	0.45%	1.77%
To maximize long-term capital appreciation.	LVIP Franklin Templeton Multi-Factor Emerging Markets Equity Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.46%[2]	8.90%	3.36%	2.82%
To maximize long-term capital appreciation.	LVIP Franklin Templeton Multi-Factor International Equity Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.40%[2]	3.76%	4.48%	4.69%
To maximize long-term capital appreciation.	LVIP Franklin Templeton Multi-Factor Large Cap Equity Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.36%[2]	27.99%	12.93%	11.08%
To maximize long-term capital appreciation.	LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.38%	13.19%	10.15%	8.04%
Capital appreciation. A fund of funds.	LVIP Global Aggressive Growth Allocation Managed Risk Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.80%[2]	12.05%	4.66%	N/A
A high level of current income with some consideration given to growth of capital. A fund of funds.	LVIP Global Conservative Allocation Managed Risk Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.76%[2]	7.71%	2.88%	3.71%
A balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital. A fund of funds.	LVIP Global Growth Allocation Managed Risk Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.75%[2]	11.15%	4.11%	4.47%
Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2024)
			1 year	5 year	10 year
A balance between a high level of current income and growth of capital, with an emphasis on growth of capital. A fund of funds.	LVIP Global Moderate Allocation Managed Risk Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.76%[2]	10.19%	3.66%	4.14%
Current income while (i)maintaining a stable value of your shares (providing stability of net asset value) and (ii) preserving the value of your initial investment (preservation of capital).	LVIP Government Money Market Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.39%[2]	4.94%	2.23%	1.48%
To maximize total return by investing primarily in a diversified portfolio of intermediate- and long-term debt securities.	LVIP JPMorgan Core Bond Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.47%	1.72%	0.04%	1.49%
A high level of current income; capital appreciation is the secondary objective.	LVIP JPMorgan High Yield Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.68%[2]	8.09%	4.03%	4.50%
Capital appreciation with the secondary goal of achieving current income by investing in equity securities.	LVIP JPMorgan Mid Cap Value Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.73%	14.29%	8.70%	7.98%
Current income and some capital appreciation. A fund of funds.	LVIP JPMorgan Retirement Income Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.67%[2]	7.96%	3.89%	4.24%
Maximum total return, consistent with reasonable risk.	LVIP JPMorgan Short Duration Bond Fund - Standard Class advised by Lincoln Financial Investments Corporation (formerly LVIP Macquarie Limited-Term Diversified Income Fund)	0.47%[2]	4.30%	1.70%	1.89%
Capital growth over the long term.	LVIP JPMorgan Small Cap Core Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.75%	11.71%	7.05%	7.31%
High total return.	LVIP JPMorgan U.S. Equity Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.65%	23.99%	15.74%	13.39%
Total return.	LVIP Macquarie Diversified Floating Rate Fund - Standard Class[3] advised by Lincoln Financial Investments Corporation	0.63%[2]	6.07%	2.67%	2.22%
Total return and, as a secondary objective, high current income.	LVIP Macquarie High Yield Fund - Standard Class[3] advised by Lincoln Financial Investments Corporation	0.74%[2]	6.66%	3.68%	4.23%
Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2024)
			1 year	5 year	10 year
Long-term capital appreciation.	LVIP Macquarie SMID Cap Core Fund - Standard Class[3] advised by Lincoln Financial Investments Corporation	0.80%[2]	14.73%	9.54%	9.52%
To provide a responsible level of income and the potential for capital appreciation.	LVIP Macquarie Wealth Builder Fund - Standard Class[3] advised by Lincoln Financial Investments Corporation	0.71%[2]	8.18%	4.50%	4.83%
Long-term capital appreciation as measured by the change in the value of fund shares over a period of three years or longer.	LVIP Mondrian International Value Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.74%[2]	4.70%	3.48%	4.19%
To seek a high level of current income consistent with preservation of capital.	LVIP PIMCO Low Duration Bond Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.73%[2]	5.13%	1.64%	1.86%
To match as closely as practicable, before fees and expenses, the performance of the Bloomberg U.S. Aggregate Index.	LVIP SSGA Bond Index Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.37%[2]	1.05%	-0.60%	1.03%
A high level of current income, with some consideration given to growth of capital. A fund of funds.	LVIP SSGA Conservative Index Allocation Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.51%[2]	5.94%	3.60%	4.21%
To provide investment results that, before fees and expenses, correspond generally to the total return of the MSCI Emerging Markets Index that tracks performance of emerging market equity securities.	LVIP SSGA Emerging Markets Equity Index Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.50%[2]	6.80%	0.75%	N/A
Long-term growth of capital. A fund of funds.	LVIP SSGA Global Tactical Allocation Managed Volatility Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.60%[2]	9.97%	5.20%	4.50%
To approximate as closely as practicable, before fees and expenses, the performance of a broad market index of non-U.S. foreign securities.	LVIP SSGA International Index Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.38%[2]	3.22%	4.49%	4.98%
Seek to approximate as closely as practicable, before fees and expenses, the performance of a broad market index that emphasizes stocks of mid-sized U.S. companies.	LVIP SSGA Mid-Cap Index Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.35%[2]	13.55%	9.94%	9.31%
A balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital. A fund of funds.	LVIP SSGA Moderate Index Allocation Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.50%	8.37%	5.52%	5.73%
Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2024)
			1 year	5 year	10 year
A balance between high level of current income and growth of capital, with a greater emphasis on growth of capital. A fund of funds.	LVIP SSGA Moderately Aggressive Index Allocation Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.50%	9.26%	6.08%	6.24%
To approximate as closely as practicable, before fees and expenses, the total rate of return of common stocks publicly traded in the United States, as represented by the S&P 500 Index.	LVIP SSGA S&P 500 Index Fund - Standard Class[4] advised by Lincoln Financial Investments Corporation	0.23%	24.73%	14.24%	12.84%
To provide investment results that, before fees and expenses, correspond generally to the price and yield performance of an index that tracks the short-term U.S. corporate bond market.	LVIP SSGA Short-Term Bond Index Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.36%[2]	4.88%	1.89%	N/A
To approximate as closely as practicable, before fees and expenses, the performance of the Russell 2000® Index, which emphasizes stocks of small U.S. companies.	LVIP SSGA Small-Cap Index Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.38%[2]	11.14%	6.97%	7.38%
A high level of current income, with some consideration given to growth of capital. A fund of funds.	LVIP Structured Conservative Allocation Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.60%	6.46%	3.70%	4.06%
A balance between a high level of current income and growth of capital, with an emphasis on growth of capital. A fund of funds.	LVIP Structured Moderate Allocation Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.56%	9.41%	5.77%	5.60%
A balance between high level of current income and growth of capital, with a greater emphasis on growth of capital. A fund of funds.	LVIP Structured Moderately Aggressive Allocation Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.58%	10.48%	6.38%	6.05%
Capital appreciation. A fund of funds.	LVIP U.S. Aggressive Growth Allocation Managed Risk Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.80%[2]	15.09%	6.04%	N/A
High level of current income and growth of capital, with an emphasis on growth of capital. A fund of funds.	LVIP U.S. Growth Allocation Managed Risk Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.77%[2]	13.56%	5.48%	N/A
Total return consistent with the preservation of capital. A fund of funds.	LVIP Vanguard Bond Allocation Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.36%	1.42%	-0.57%	0.95%
Long-term capital appreciation. A fund of funds.	LVIP Vanguard Domestic Equity ETF Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.32%[2]	22.10%	13.36%	12.03%
Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2024)
			1 year	5 year	10 year
Long-term capital appreciation. A fund of funds.	LVIP Vanguard International Equity ETF Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.34%[2]	3.86%	3.68%	4.90%
Maximize total return.	LVIP Western Asset Core Bond Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.55%	0.69%	-0.92%	N/A
To seek to provide total return through a combination of high current income and capital appreciation.	Macquarie VIP High Income Series - Standard Class[3] advised by Delaware Management Company	0.72%	6.44%	3.76%	N/A
Growth of capital.	Macquarie VIP Mid Cap Growth Series - Standard Class[3] advised by Delaware Management Company	0.85%[2]	2.47%	8.23%	N/A
Total return.	MFS® VIT Total Return Series - Initial Class advised by Massachusetts Financial Services Company	0.61%[2]	7.75%	6.16%	6.46%
Balanced investment composed of a well-diversified portfolio of stocks and bonds which produce both capital growth and current income.	Putnam VT George Putnam Balanced Fund - Class IA	0.65%	16.94%	9.36%	8.87%
Capital growth and current income.	Putnam VT Large Cap Value Fund - Class IA	0.55%	19.46%	12.73%	11.16%
Long-term capital appreciation.	Putnam VT Sustainable Future Fund - Class IA	0.81%	15.23%	9.82%	9.11%
Long-term capital appreciation.	Putnam VT Sustainable Leaders Fund - Class IA	0.63%	23.33%	14.00%	13.78%
Income and capital appreciation. A fund of funds.	TOPS® Balanced ETF Portfolio - Service Class Shares advised by Valmark Advisers, Inc.	0.60%	6.79%	4.63%	N/A
Capital Appreciation. A fund of funds.	TOPS® Moderate Growth ETF Portfolio - Service Class Shares advised by Valmark Advisers, Inc.	0.59%	8.73%	6.00%	N/A
[1]The name of the adviser or sub-adviser is not listed if the name is incorporated into the name of the fund or the fund company. [2]This fund is subject to an expense reimbursement or fee waiver arrangement. As a result, this fund’s annual expenses reflect temporary expense reductions. See the fund prospectus for additional information.[3]Investments in Macquarie VIP Series, Macquarie Funds, LVIP Macquarie Funds or Lincoln Life accounts managed by Macquarie Investment Management Advisers, a series of Macquarie Investments Management Business Trust, are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46008 583 542 and its holding companies, including their subsidiaries or related companies, and are subject to investment risk, including possible delays in prepayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the series or funds or accounts, the repayment of capital from the series or funds or account, or any particular rate of return. [4]The Index to which this fund is managed to is a product of S&P Dow Jones Indices LLC (SPDJI) and has been licensed for use by one or more of the portfolio’s service providers (licensee). Standard & Poor’s®, S&P®, S&P GSCI® and S&P 500® are registered trademarks of S&P Global, Inc. or its affiliates (S&P) and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (Dow Jones). The trademarks have been licensed for use by SPDJI and sublicensed for certain purposes by the licensee. The licensee’s products are not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, their respective affiliates, or their third party licensors, and none of these parties or their respective affiliates or third party licensors make any representation regarding the advisability of investing in such products, nor do they have liability for any errors, omissions, or interruptions of the Index. [5]“Standard & Poor’s®,” “S&P®,” “Standard & Poor’s Equal Weight Index,” “S&P EWI,” “S&P 500®,” “Standard & Poor’s 500” and “500” are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by the Invesco V.I. Equally-Weighted S&P 500 Fund. The fund is not sponsored, endorsed, sold or promoted by S&P, and S&P makes no representation regarding the advisability of investing in the fund. [6]Dow Jones is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”). The trademark has been licensed to S&P Dow Jones Indices LLC and has been sublicensed for use for certain purposes by First Trust Advisors L.P. The product is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of purchasing the product.
Prospectuses Available [Text Block]	The following is a list of funds currently available under the Contract. Depending on the optional benefits you choose, you may not be able to invest in certain funds. Current performance of the Subaccounts can be found at www.lfg.com/VAprospectus. More information about the funds is available in the prospectuses for the Funds, which may be amended from time to time and can be found online at www.lfg.com/VAprospectus. You can also request this information and current fund performance at no cost by calling 1-877-534-8255 or by sending an email request to CustServSupportTeam@lfg.com. The current expenses and performance information below reflects fees and expenses of the Fund, but do not reflect the other fees and expenses that your Contract may charge. Expenses would be higher and performance would be lower if these other charges were included. Each fund’s past performance is not necessarily an indication of future performance.
Portfolio Companies [Table Text Block]
Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2024)
			1 year	5 year	10 year
Long-term growth of capital.	AB VPS Discovery Value Portfolio - Class A advised by AllianceBernstein L.P. This fund will be available on or about May 19, 2025. Please consult your registered representative.	0.81%	10.02%	8.86%	7.63%
The balanced accomplishment of three objectives: long-term growth of capital, conservation of principal and current income.	American Funds® IS American Funds Global Balanced Fund - Class 1A advised by Capital Research and Management Company	0.76%[2]	6.57%	4.82%	N/A
To provide current income and preservation of capital.	American Funds® IS American Funds Mortgage Fund - Class 1A advised by Capital Research and Management Company	0.56%[2]	0.74%	-0.05%	N/A
To provide investors with a high level of current income; capital appreciation is the secondary objective.	American Funds® IS American High- Income Trust - Class 1A advised by Capital Research and Management Company	0.58%[2]	9.73%	5.54%	N/A
High total return (including income and capital gains) consistent with preservation of capital over the long term.	American Funds® IS Asset Allocation Fund - Class 1A advised by Capital Research and Management Company	0.54%	16.41%	8.32%	N/A
Seeks to provide a level of current income that exceeds the average yield on U.S. stocks generally and to provide a growing stream of income over the years.	American Funds® IS Capital Income Builder - Class 1A advised by Capital Research and Management Company	0.53%[2]	10.19%	6.02%	N/A
To provide, over the long term, with a high level of total return consistent with prudent investment management.	American Funds® IS Capital World Bond Fund - Class 1A advised by Capital Research and Management Company	0.73%	-2.97%	-2.40%	N/A
Long-term growth of capital while providing current income.	American Funds® IS Capital World Growth and Income Fund - Class 1A advised by Capital Research and Management Company	0.67%[2]	14.00%	7.30%	N/A
Long-term growth of capital.	American Funds® IS Global Growth Fund - Class 1A advised by Capital Research and Management Company	0.66%[2]	13.67%	9.77%	N/A
Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2024)
			1 year	5 year	10 year
Long-term capital growth.	American Funds® IS Global Small Capitalization Fund - Class 1A advised by Capital Research and Management Company	0.90%[2]	2.34%	3.00%	N/A
Growth of capital.	American Funds® IS Growth Fund - Class 1A advised by Capital Research and Management Company	0.59%	31.61%	18.83%	N/A
Long-term growth of capital and income.	American Funds® IS Growth-Income Fund - Class 1A advised by Capital Research and Management Company	0.53%	24.25%	13.02%	N/A
Long-term growth of capital.	American Funds® IS International Fund - Class 1A advised by Capital Research and Management Company	0.78%	3.17%	1.23%	N/A
Long-term growth of capital while providing current income.	American Funds® IS International Growth and Income Fund - Class 1A advised by Capital Research and Management Company	0.81%	3.39%	2.54%	N/A
To provide high total return (including income and capital gains) consistent with preservation of capital over the long term while seeking to manage volatility and provide downside protection. A fund of funds.	American Funds® IS Managed Risk Asset Allocation Fund - Class P1 advised by Capital Research and Management Company	0.65%	14.90%	5.56%	6.14%
To provide growth of capital while seeking to manage volatility and provide downside protection. A fund of funds.	American Funds® IS Managed Risk Growth Fund - Class P1 advised by Capital Research and Management Company	0.69%	23.82%	11.59%	10.72%
To achieve long-term growth of capital and income while seeking to manage volatility and provide downside protection. A fund of funds.	American Funds® IS Managed Risk Growth-Income Fund - Class P1 advised by Capital Research and Management Company	0.63%	18.03%	7.65%	7.73%
To provide long-term growth of capital while seeking to manage volatility and provide downside protection. A fund of funds.	American Funds® IS Managed Risk International Fund - Class P1 advised by Capital Research and Management Company	0.85%[2]	-0.05%	-2.25%	1.13%
To produce income and to provide an opportunity for growth of principal consistent with sound common stock investing while seeking to manage volatility and provide downside protection. A fund of funds.	American Funds® IS Managed Risk Washington Mutual Investors Fund - Class P1 advised by Capital Research and Management Company	0.63%	14.20%	5.90%	5.61%
Long-term capital appreciation.	American Funds® IS New World Fund - Class 1A advised by Capital Research and Management Company	0.82%[2]	6.58%	4.55%	N/A
To provide as high a level of current income as is consistent with the preservation of capital.	American Funds® IS The Bond Fund of America - Class 1A advised by Capital Research and Management Company	0.48%[2]	1.23%	0.31%	N/A
Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2024)
			1 year	5 year	10 year
To provide a high level of current income consistent with prudent investment risk and preservation of capital.	American Funds® IS U.S. Government Securities Fund - Class 1A advised by Capital Research and Management Company	0.50%[2]	0.70%	0.12%	N/A
To produce income and to provide an opportunity for growth of principal consistent with sound common stock investing.	American Funds® IS Washington Mutual Investors Fund - Class 1A advised by Capital Research and Management Company	0.50%[2]	19.15%	12.19%	N/A
Long-term growth of capital.	ClearBridge Variable Large Cap Growth Portfolio - Class I advised by Franklin Templeton Fund Adviser, LLC	0.74%	27.89%	14.75%	14.58%
Long-term growth of capital.	ClearBridge Variable Mid Cap Portfolio - Class I advised by Franklin Templeton Fund Adviser, LLC	0.81%	10.01%	6.61%	7.29%
Capital Appreciation. A fund of funds.	DWS Alternative Asset Allocation VIP Portfolio - Class A advised by DWS Investment Management Americas, Inc.	0.88%	5.64%	4.36%	3.17%
Income and capital growth consistent with reasonable risk.	Fidelity® VIP Balanced Portfolio - Initial Class	0.42%	15.92%	10.84%	9.62%
High total return. A fund of funds.	Fidelity® VIP FundsManager® 50% Portfolio - Investor Class	0.64%[2]	8.51%	5.75%	5.85%
To provide long-term capital appreciation.	First Trust Capital Strength Hedged Equity Portfolio - Class I	1.25%[2]	2.42%	N/A	N/A
To provide capital appreciation.	First Trust Capital Strength Portfolio - Class I	1.10%[2]	10.41%	N/A	N/A
To provide long-term capital appreciation.	First Trust Growth Strength Portfolio - Class I	1.20%[2]	15.03%	N/A	N/A
To provide capital appreciation.	First Trust International Developed Capital Strength Portfolio - Class I	1.20%[2]	1.76%	N/A	N/A
To provide total return by allocating among dividend-paying stocks and investment grade bonds.	First Trust/Dow Jones Dividend & Income Allocation Portfolio - Class I6	1.18%	6.01%	4.48%	6.14%
Balance of growth of capital and income. A fund of funds.	Franklin Multi-Asset Variable Conservative Growth - Class I	0.75%	11.79%	6.35%	6.29%
To seek to achieve a high level of total return on its assets through a combination of capital appreciation and current income.	Invesco V.I. Equally-Weighted S&P 500 Fund - Series I Shares[5] This fund is not available in contracts issued on or after August 19, 2024.	0.34%	12.71%	10.48%	9.92%
Long-term growth of capital.	Invesco V.I. EQV International Equity Fund - Series I Shares	0.90%	0.62%	3.23%	4.36%
Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2024)
			1 year	5 year	10 year
Seeks, over a specified annual period (an “Outcome Period”), to provide returns that track those of the Invesco QQQ TrustSM , Series 1 up to a cap, while providing a buffer against losses. A fund of funds.	Lincoln Hedged Nasdaq-100 Fund - Standard Class	0.85%[2]	15.12%	N/A	N/A
Long-term growth of capital. A fund of funds.	Lincoln Hedged S&P 500 Conservative Fund - Standard Class[4]	0.69%[2]	10.66%	N/A	N/A
Long-term growth of capital. A fund of funds.	Lincoln Hedged S&P 500 Fund - Standard Class[4]	0.70%[2]	14.32%	N/A	N/A
Seeks, over a specified annual period (an “Outcome Period”), to provide returns that track those of the Invesco QQQ TrustSM , Series 1 up to a cap, while providing a buffer against losses. A fund of funds.	Lincoln Opportunistic Hedged Equity Fund - Standard Class	0.71%[2]	15.51%	N/A	N/A
A balance between a high level of current income and growth of capital, with an emphasis on growth of capital. A fund of funds.	LVIP American Balanced Allocation Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.57%[2]	11.12%	6.79%	6.62%
Long-term capital growth and current income by investing approximately 60% of its assets in equity securities and the remainder in bonds and other fixed- income securities.	LVIP American Century Balanced Fund - Standard Class II advised by Lincoln Financial Investments Corporation	0.77%[2]	12.06%	7.05%	6.76%
Capital growth.	LVIP American Century Capital Appreciation Fund - Standard Class II advised by Lincoln Financial Investments Corporation	0.79%[2]	24.98%	11.42%	10.96%
Capital growth; income is a secondary consideration.	LVIP American Century Disciplined Core Value Fund - Standard Class II advised by Lincoln Financial Investments Corporation	0.71%[2]	13.09%	8.19%	8.24%
Long-term total return using a strategy that seeks to protect against U.S. inflation.	LVIP American Century Inflation Protection Fund - Standard Class II advised by Lincoln Financial Investments Corporation	0.47%[2]	1.82%	1.47%	1.98%
Capital growth.	LVIP American Century International Fund - Standard Class II advised by Lincoln Financial Investments Corporation	0.95%[2]	2.61%	3.54%	4.93%
Long-term capital growth, income is secondary objective.	LVIP American Century Large Company Value Fund - Standard Class II advised by Lincoln Financial Investments Corporation	0.70%[2]	10.72%	7.46%	7.53%
Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2024)
			1 year	5 year	10 year
Long-term capital growth, income is secondary objective.	LVIP American Century Mid Cap Value Fund - Standard Class II advised by Lincoln Financial Investments Corporation	0.86%[2]	8.73%	7.29%	8.03%
Long-term capital growth.	LVIP American Century Ultra® Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.65%[2]	N/A	N/A	N/A
Long-term capital growth; income is a secondary consideration.	LVIP American Century Value Fund - Standard Class II advised by Lincoln Financial Investments Corporation	0.71%[2]	9.48%	8.59%	8.18%
A balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital. A fund of funds.	LVIP American Growth Allocation Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.59%[2]	12.01%	7.14%	7.12%
A high level of current income with some consideration given to growth of capital. A fund of funds.	LVIP American Income Allocation Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.57%[2]	8.48%	5.00%	5.09%
Capital Appreciation.	LVIP Baron Growth Opportunities Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.89%[2]	5.71%	8.23%	9.68%
High total investment return.	LVIP BlackRock Global Allocation Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.72%[2]	9.51%	6.19%	N/A
To maximize real return, consistent with preservation of real capital and prudent investment management.	LVIP BlackRock Inflation Protected Bond Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.88%	2.64%	2.52%	2.15%
Seeks long-term capital appreciation.	LVIP Channing Small Cap Value Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.88%	10.85%	N/A	N/A
Long-term capital appreciation.	LVIP Dimensional International Core Equity Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.62%[2]	3.06%	4.61%	N/A
Long-term capital appreciation. A fund of funds.	LVIP Dimensional International Equity Managed Volatility Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.76%	4.69%	3.22%	3.56%
Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2024)
			1 year	5 year	10 year
Long-term capital appreciation.	LVIP Dimensional U.S. Core Equity 1 Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.39%[2]	20.77%	13.29%	11.80%
Long-term capital appreciation.	LVIP Dimensional U.S. Core Equity 2 Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.49%	18.45%	12.83%	N/A
Long-term capital appreciation. A fund of funds.	LVIP Dimensional U.S. Equity Managed Volatility Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.61%[2]	20.65%	13.07%	9.57%
Maximum long-term total return consistent with reasonable risk.	LVIP Fidelity Institutional AM® Total Bond Fund - Standard Class advised by Lincoln Financial Investments Corporation (formerly LVIP Macquarie Diversified Income Fund)	0.51%[2]	1.98%	0.45%	1.77%
To maximize long-term capital appreciation.	LVIP Franklin Templeton Multi-Factor Emerging Markets Equity Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.46%[2]	8.90%	3.36%	2.82%
To maximize long-term capital appreciation.	LVIP Franklin Templeton Multi-Factor International Equity Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.40%[2]	3.76%	4.48%	4.69%
To maximize long-term capital appreciation.	LVIP Franklin Templeton Multi-Factor Large Cap Equity Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.36%[2]	27.99%	12.93%	11.08%
To maximize long-term capital appreciation.	LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.38%	13.19%	10.15%	8.04%
Capital appreciation. A fund of funds.	LVIP Global Aggressive Growth Allocation Managed Risk Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.80%[2]	12.05%	4.66%	N/A
A high level of current income with some consideration given to growth of capital. A fund of funds.	LVIP Global Conservative Allocation Managed Risk Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.76%[2]	7.71%	2.88%	3.71%
A balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital. A fund of funds.	LVIP Global Growth Allocation Managed Risk Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.75%[2]	11.15%	4.11%	4.47%
Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2024)
			1 year	5 year	10 year
A balance between a high level of current income and growth of capital, with an emphasis on growth of capital. A fund of funds.	LVIP Global Moderate Allocation Managed Risk Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.76%[2]	10.19%	3.66%	4.14%
Current income while (i)maintaining a stable value of your shares (providing stability of net asset value) and (ii) preserving the value of your initial investment (preservation of capital).	LVIP Government Money Market Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.39%[2]	4.94%	2.23%	1.48%
To maximize total return by investing primarily in a diversified portfolio of intermediate- and long-term debt securities.	LVIP JPMorgan Core Bond Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.47%	1.72%	0.04%	1.49%
A high level of current income; capital appreciation is the secondary objective.	LVIP JPMorgan High Yield Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.68%[2]	8.09%	4.03%	4.50%
Capital appreciation with the secondary goal of achieving current income by investing in equity securities.	LVIP JPMorgan Mid Cap Value Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.73%	14.29%	8.70%	7.98%
Current income and some capital appreciation. A fund of funds.	LVIP JPMorgan Retirement Income Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.67%[2]	7.96%	3.89%	4.24%
Maximum total return, consistent with reasonable risk.	LVIP JPMorgan Short Duration Bond Fund - Standard Class advised by Lincoln Financial Investments Corporation (formerly LVIP Macquarie Limited-Term Diversified Income Fund)	0.47%[2]	4.30%	1.70%	1.89%
Capital growth over the long term.	LVIP JPMorgan Small Cap Core Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.75%	11.71%	7.05%	7.31%
High total return.	LVIP JPMorgan U.S. Equity Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.65%	23.99%	15.74%	13.39%
Total return.	LVIP Macquarie Diversified Floating Rate Fund - Standard Class[3] advised by Lincoln Financial Investments Corporation	0.63%[2]	6.07%	2.67%	2.22%
Total return and, as a secondary objective, high current income.	LVIP Macquarie High Yield Fund - Standard Class[3] advised by Lincoln Financial Investments Corporation	0.74%[2]	6.66%	3.68%	4.23%
Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2024)
			1 year	5 year	10 year
Long-term capital appreciation.	LVIP Macquarie SMID Cap Core Fund - Standard Class[3] advised by Lincoln Financial Investments Corporation	0.80%[2]	14.73%	9.54%	9.52%
To provide a responsible level of income and the potential for capital appreciation.	LVIP Macquarie Wealth Builder Fund - Standard Class[3] advised by Lincoln Financial Investments Corporation	0.71%[2]	8.18%	4.50%	4.83%
Long-term capital appreciation as measured by the change in the value of fund shares over a period of three years or longer.	LVIP Mondrian International Value Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.74%[2]	4.70%	3.48%	4.19%
To seek a high level of current income consistent with preservation of capital.	LVIP PIMCO Low Duration Bond Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.73%[2]	5.13%	1.64%	1.86%
To match as closely as practicable, before fees and expenses, the performance of the Bloomberg U.S. Aggregate Index.	LVIP SSGA Bond Index Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.37%[2]	1.05%	-0.60%	1.03%
A high level of current income, with some consideration given to growth of capital. A fund of funds.	LVIP SSGA Conservative Index Allocation Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.51%[2]	5.94%	3.60%	4.21%
To provide investment results that, before fees and expenses, correspond generally to the total return of the MSCI Emerging Markets Index that tracks performance of emerging market equity securities.	LVIP SSGA Emerging Markets Equity Index Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.50%[2]	6.80%	0.75%	N/A
Long-term growth of capital. A fund of funds.	LVIP SSGA Global Tactical Allocation Managed Volatility Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.60%[2]	9.97%	5.20%	4.50%
To approximate as closely as practicable, before fees and expenses, the performance of a broad market index of non-U.S. foreign securities.	LVIP SSGA International Index Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.38%[2]	3.22%	4.49%	4.98%
Seek to approximate as closely as practicable, before fees and expenses, the performance of a broad market index that emphasizes stocks of mid-sized U.S. companies.	LVIP SSGA Mid-Cap Index Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.35%[2]	13.55%	9.94%	9.31%
A balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital. A fund of funds.	LVIP SSGA Moderate Index Allocation Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.50%	8.37%	5.52%	5.73%
Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2024)
			1 year	5 year	10 year
A balance between high level of current income and growth of capital, with a greater emphasis on growth of capital. A fund of funds.	LVIP SSGA Moderately Aggressive Index Allocation Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.50%	9.26%	6.08%	6.24%
To approximate as closely as practicable, before fees and expenses, the total rate of return of common stocks publicly traded in the United States, as represented by the S&P 500 Index.	LVIP SSGA S&P 500 Index Fund - Standard Class[4] advised by Lincoln Financial Investments Corporation	0.23%	24.73%	14.24%	12.84%
To provide investment results that, before fees and expenses, correspond generally to the price and yield performance of an index that tracks the short-term U.S. corporate bond market.	LVIP SSGA Short-Term Bond Index Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.36%[2]	4.88%	1.89%	N/A
To approximate as closely as practicable, before fees and expenses, the performance of the Russell 2000® Index, which emphasizes stocks of small U.S. companies.	LVIP SSGA Small-Cap Index Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.38%[2]	11.14%	6.97%	7.38%
A high level of current income, with some consideration given to growth of capital. A fund of funds.	LVIP Structured Conservative Allocation Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.60%	6.46%	3.70%	4.06%
A balance between a high level of current income and growth of capital, with an emphasis on growth of capital. A fund of funds.	LVIP Structured Moderate Allocation Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.56%	9.41%	5.77%	5.60%
A balance between high level of current income and growth of capital, with a greater emphasis on growth of capital. A fund of funds.	LVIP Structured Moderately Aggressive Allocation Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.58%	10.48%	6.38%	6.05%
Capital appreciation. A fund of funds.	LVIP U.S. Aggressive Growth Allocation Managed Risk Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.80%[2]	15.09%	6.04%	N/A
High level of current income and growth of capital, with an emphasis on growth of capital. A fund of funds.	LVIP U.S. Growth Allocation Managed Risk Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.77%[2]	13.56%	5.48%	N/A
Total return consistent with the preservation of capital. A fund of funds.	LVIP Vanguard Bond Allocation Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.36%	1.42%	-0.57%	0.95%
Long-term capital appreciation. A fund of funds.	LVIP Vanguard Domestic Equity ETF Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.32%[2]	22.10%	13.36%	12.03%
Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2024)
			1 year	5 year	10 year
Long-term capital appreciation. A fund of funds.	LVIP Vanguard International Equity ETF Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.34%[2]	3.86%	3.68%	4.90%
Maximize total return.	LVIP Western Asset Core Bond Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.55%	0.69%	-0.92%	N/A
To seek to provide total return through a combination of high current income and capital appreciation.	Macquarie VIP High Income Series - Standard Class[3] advised by Delaware Management Company	0.72%	6.44%	3.76%	N/A
Growth of capital.	Macquarie VIP Mid Cap Growth Series - Standard Class[3] advised by Delaware Management Company	0.85%[2]	2.47%	8.23%	N/A
Total return.	MFS® VIT Total Return Series - Initial Class advised by Massachusetts Financial Services Company	0.61%[2]	7.75%	6.16%	6.46%
Balanced investment composed of a well-diversified portfolio of stocks and bonds which produce both capital growth and current income.	Putnam VT George Putnam Balanced Fund - Class IA	0.65%	16.94%	9.36%	8.87%
Capital growth and current income.	Putnam VT Large Cap Value Fund - Class IA	0.55%	19.46%	12.73%	11.16%
Long-term capital appreciation.	Putnam VT Sustainable Future Fund - Class IA	0.81%	15.23%	9.82%	9.11%
Long-term capital appreciation.	Putnam VT Sustainable Leaders Fund - Class IA	0.63%	23.33%	14.00%	13.78%
Income and capital appreciation. A fund of funds.	TOPS® Balanced ETF Portfolio - Service Class Shares advised by Valmark Advisers, Inc.	0.60%	6.79%	4.63%	N/A
Capital Appreciation. A fund of funds.	TOPS® Moderate Growth ETF Portfolio - Service Class Shares advised by Valmark Advisers, Inc.	0.59%	8.73%	6.00%	N/A
[1]The name of the adviser or sub-adviser is not listed if the name is incorporated into the name of the fund or the fund company. [2]This fund is subject to an expense reimbursement or fee waiver arrangement. As a result, this fund’s annual expenses reflect temporary expense reductions. See the fund prospectus for additional information.[3]Investments in Macquarie VIP Series, Macquarie Funds, LVIP Macquarie Funds or Lincoln Life accounts managed by Macquarie Investment Management Advisers, a series of Macquarie Investments Management Business Trust, are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46008 583 542 and its holding companies, including their subsidiaries or related companies, and are subject to investment risk, including possible delays in prepayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the series or funds or accounts, the repayment of capital from the series or funds or account, or any particular rate of return. [4]The Index to which this fund is managed to is a product of S&P Dow Jones Indices LLC (SPDJI) and has been licensed for use by one or more of the portfolio’s service providers (licensee). Standard & Poor’s®, S&P®, S&P GSCI® and S&P 500® are registered trademarks of S&P Global, Inc. or its affiliates (S&P) and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (Dow Jones). The trademarks have been licensed for use by SPDJI and sublicensed for certain purposes by the licensee. The licensee’s products are not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, their respective affiliates, or their third party licensors, and none of these parties or their respective affiliates or third party licensors make any representation regarding the advisability of investing in such products, nor do they have liability for any errors, omissions, or interruptions of the Index. [5]“Standard & Poor’s®,” “S&P®,” “Standard & Poor’s Equal Weight Index,” “S&P EWI,” “S&P 500®,” “Standard & Poor’s 500” and “500” are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by the Invesco V.I. Equally-Weighted S&P 500 Fund. The fund is not sponsored, endorsed, sold or promoted by S&P, and S&P makes no representation regarding the advisability of investing in the fund. [6]Dow Jones is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”). The trademark has been licensed to S&P Dow Jones Indices LLC and has been sublicensed for use for certain purposes by First Trust Advisors L.P. The product is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of purchasing the product.
Some Portfolio Companies not Available for All Benefits [Text Block]	Appendix B — Investment Requirements If you purchase a Living Benefit Rider (except i4LIFE® Advantage without the Guaranteed Income Benefit), you will be subject to Investment Requirements. This means you will be limited in your choice of Subaccount investments and may be limited in how much you can invest in certain Subaccounts. This also means you will not be able to allocate Contract Value to all of the Subaccounts that are available to Contractowners who have not elected a Living Benefit Rider. We impose Investment Requirements to reduce the risk of investment losses that may require us to use our own assets to make guaranteed payments under a Living Benefit Rider. If you elect Lincoln ProtectedPay Secure Core®, Lincoln ProtectedPay Secure Plus®, Lincoln ProtectedPay Secure Max®, Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) or i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk), you must allocate your Contract Value in accordance with the Investment Requirements for Managed Risk Riders section below. If you elect any other Living Benefit Rider, you must allocate your Contract Value in accordance with the Investment Requirements for i4LIFE® Advantage Select Guaranteed Income Benefit or other Living Benefit Riders sections below, according to which rider you purchased and the date of purchase. Currently, if you purchase i4LIFE® Advantage without the Guaranteed Income Benefit, you will not be subject to any Investment Requirements, although we reserve the right to impose Investment Requirements for this rider in the future. If we do exercise our right to do so, you will have to reallocate your Account Value subject to such requirements. If you elect a Living Benefit Rider, Investment Requirements apply whether you purchase the rider at contract issue, or add it to an existing Contract. You must hold the rider for a minimum period of time after election (the minimum time is specified under the Termination section of each rider). During this time, you will be required to adhere to the Investment Requirements. After this time, failure to adhere to the Investment Requirements will result in termination of the rider. Certain Living Benefit Riders guarantee you the right to transition to a version of i4LIFE® Advantage Guaranteed Income Benefit even if that version is no longer available for purchase. If you transition to i4LIFE® Advantage Guaranteed Income Benefit, the Investment Requirements under your Prior Living Benefit Rider continue to apply. See i4LIFE® Advantage – i4LIFE® Advantage Guaranteed Income Benefit Transitions for a discussion of this transition. Certain underlying funds that are included in the Investment Requirements, including funds managed by an adviser affiliated with us, employ risk management strategies that are intended to control the funds’ overall volatility, and for some funds, to also reduce the downside exposure of the funds during significant market downturns. These funds are included under Investment Requirements (particularly in the Investment Requirements for the Managed Risk and Secure riders) in part because the reduction in volatility helps us to reduce the risk of investment losses that may require us to use our own assets to make guaranteed payments under a Living Benefit Rider. At the same time, risk management strategies in periods of high market volatility or other market conditions, could limit your participation in market gains. This may conflict with your investment objectives by limiting your ability to maximize potential growth of your Contract Value and, in turn, the value of any guaranteed benefit that is tied to investment performance. You should consult with your financial professional to determine whether these funds align with your investment objectives. For more information about the funds and the investment strategies they employ, please refer to the funds’ current prospectuses. Fund prospectuses are available by contacting us. If you purchase a Living Benefit Rider (except i4LIFE® Advantage without the Guaranteed Income Benefit), you agree to be automatically enrolled in the portfolio rebalancing option under your Contract and thereby authorize us to automatically rebalance your Contract Value on a periodic basis. (This portfolio rebalancing will continue while a death claim is being settled, if the Living Benefit Rider could continue on an additional measuring life.) On each quarterly anniversary of the effective date of the rider, we will rebalance your Contract Value in accordance with your allocation instructions in effect at the time of the rebalancing. Any reallocation of Contract Value among the Subaccounts made by you prior to a rebalancing date will become your allocation instructions for rebalancing purposes. Confirmation of the rebalancing will appear on your quarterly statement. If we rebalance Contract Value from the Subaccounts and your allocation instructions do not comply with the Investment Requirements, portfolio rebalancing will be paused, and any subsequent transfer requests will be considered not in Good Order until updated allocation instructions are received. These investments will become your allocation instructions until you tell us otherwise. Some investment options are not available to you if you purchase certain riders. The Investment Requirements may not be consistent with an aggressive investment strategy. You should consult with your financial professional to determine if the Investment Requirements are consistent with your investment objectives.If you elect a Living Benefit Rider, the Subaccounts of your Contract are divided into groups and have specified minimum or maximum percentages of Contract Value that must be in each group at the time you purchase the rider. Please review the Investment Requirements below to determine which Investment Requirements apply to your rider. You can select the percentages of Contract Value to allocate to individual Subaccounts within each group, but the total investment for all Subaccounts within the group must comply with the specified minimum or maximum percentages for that group. We may change the list of Subaccounts in a group, change the number of groups, change the minimum or maximum percentages of Contract Value allowed in a group, change the investment options that are or are not available to you, or change the rebalancing frequency at any time in our sole discretion. We may make Subaccounts unavailable to you at any time in our sole discretion. You will be notified at least 30 days prior to the date of any change. Our decision to make modifications will be based on several factors including the general market conditions and the style and investment objectives of the subaccount investments. If you elect i4LIFE® Advantage Select Guaranteed Income Benefit on or after May 21, 2018, we may make Subaccounts unavailable to you at any time in our sole discretion. You will be notified at least 30 days prior to the date of any change. We may make such modifications at any time when we believe the modifications are necessary to protect our ability to provide the guarantees under these riders. Our decision to make modifications will be based on several factors including the general market conditions and the style and investment objectives of the subaccount investments. At the time you receive notice of a change to the Investment Requirements, you may: 1.submit your own reallocation instructions for the Contract Value, before the effective date specified in the notice, so that the Investment Requirements are satisfied; or 2.take no action and be subject to the quarterly rebalancing as described above. If this results in a change to your allocation instructions, then these will be your new allocation instructions until you tell us otherwise; or 3.terminate the applicable rider immediately, without waiting for a termination event, if you do not wish to be subject to these Investment Requirements.Investment Requirements for Managed Risk Riders. If you elect Lincoln ProtectedPay Secure Core® and Estate LockSM, Lincoln ProtectedPay Secure Core®, Lincoln ProtectedPay Secure Plus®, Lincoln ProtectedPay Secure Max®, Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk), or if you are transitioning from one of these riders to i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk), or elect i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk), you will be required to adhere to certain Subaccounts. In addition, you will not be able to allocate Contract Value to all of the Subaccount investments, and in how much you can invest in certain Subaccounts. In addition, you will not be able to allocate your Contract Value to all of the Subaccounts that are available to Contractowners who have not elected a Living Benefit Rider. Under the current Investment Requirements for your rider, you must allocate your Contract Value or i4LIFE® Advantage Account Value as follows:
Group 1 Investments must be at least 20% of Contract Value or Account Value	Group 2 Investments cannot exceed 80% of Contract Value or Account Value
American Funds ® IS American Funds Mortgage Fund
American Funds ® IS The Bond Fund of America
American Funds ® IS U.S. Government Securities Fund
LVIP BlackRock Inflation Protected Bond Fund
LVIP Fidelity Institutional AM® Total Bond Fund
LVIP JPMorgan Core Bond Fund
LVIP JPMorgan Short Duration Bond Fund
LVIP Macquarie Diversified Floating Rate Fund
LVIP PIMCO Low Duration Bond Fund
LVIP SSGA Bond Index Fund
LVIP SSGA Short-Term Bond Index Fund
LVIP Vanguard Bond Allocation Fund
LVIP Western Asset Core Bond Fund

American Funds ® IS Managed Risk Asset Allocation Fund
American Funds ® IS Managed Risk Growth Fund
American Funds ® IS Managed Risk Growth-Income Fund
American Funds ® IS Managed Risk International Fund
American Funds ® IS Managed Risk Washington Mutual Investors Fund
LVIP Dimensional International Equity Managed Risk Fund
LIVP Dimensional U.S. Equity Managed Volatility Fund
LVIP Global Aggressive Growth Allocation Managed Risk Fund
LVIP Global Conservative Allocation Managed Risk Fund
LVIP Global Growth Allocation Managed Risk Fund
LVIP Global Moderate Allocation Managed Risk Fund
LVIP SSGA Global Tactical Allocation Managed Volatility Fund
LVIP U.S. Aggressive Growth Allocation Managed Risk Fund
LVIP U.S. Growth Allocation Managed Risk Fund

The fixed account is not available. As an alternative, to satisfy these Investment Requirements, you may allocate 100% of your Contract Value or i4LIFE® Advantage Account Value among the Subaccounts listed below. If you allocate less than 100% of Contract Value or i4LIFE® Advantage Account Value among these Subaccounts, then the Subaccounts listed below that are also listed in Group 1 will be subject to the Group 1 restrictions. Any remaining Subaccounts listed below that are not listed in Group 1 will fall into Group 2 and be subject to Group 2 restrictions.●American Funds ® IS American Funds Mortgage Fund ●American Funds ® IS Managed Risk Asset Allocation Fund●American Funds ® IS The Bond Fund of America ●American Funds ® IS U.S. Government Securities Fund ●LVIP BlackRock Inflation Protected Bond Fund ●LVIP Fidelity Institutional AM® Total Bond Fund ●LVIP Global Aggressive Growth Allocation Managed Risk Fund ●LVIP Global Conservative Allocation Managed Risk Fund ●LVIP Global Growth Allocation Managed Risk Fund ●LVIP Global Moderate Allocation Managed Risk Fund ●LVIP JPMorgan Core Bond Fund ●LVIP JPMorgan Short Duration Bond Fund ●LVIP Macquarie Diversified Floating Rate Fund●LVIP PIMCO Low Duration Bond Fund ●LVIP SSGA Bond Index Fund ●LVIP SSGA Global Tactical Allocation Managed Volatility Fund ●LVIP SSGA Short-Term Bond Index Fund ●LVIP U.S. Aggressive Growth Allocation Managed Risk Fund ●LVIP U.S. Growth Allocation Managed Risk Fund ●LVIP Vanguard Bond Allocation Fund ●LVIP Western Asset Core Bond Fund ●Investment Requirements for i4LIFE® Advantage Select Guaranteed Income Benefit purchased on or after May 21, 2018 and prior to August 19, 2024. If you elect i4LIFE® Advantage Select Guaranteed Income Benefit on or after May 21, 2018 and prior to August 19, 2024, you may currently allocate 100% of your Contract Value among all Subaccounts except those listed below.●American Funds® IS Capital World Bond Fund ●American Funds® IS Global Small Capitalization Fund ●American Funds® IS New World Fund ●ClearBridge Variable Mid Cap Portfolio ●DWS Alternative Asset Allocation VIP Portfolio ●LVIP Franklin Templeton Multi-Factor Emerging Markets Equity Fund ●LVIP SSGA Emerging Markets Equity Index FundThe fixed account, if available, is only available for dollar cost averaging As an alternative, to satisfy these Investment Requirements, Account Value may be allocated in accordance with certain asset allocation models made available to you by your broker-dealer. If so, currently 100% of the Account Value can be allocated to one of the following models, if available: ●American Funds Balanced Model Portfolio ●American Funds Conservative Model Portfolio ●Dimensional/Vanguard Global Growth Allocation Model ●Dimensional/Vanguard Moderate Allocation Model You may only choose one asset allocation model at a time, though you may change to a different asset allocation model available in your Contract that meets the Investment Requirements or reallocate Account Value according to the Investment Requirements listed above. If you terminate an asset allocation model, you must follow the Investment Requirements applicable to your rider. We may exclude an asset allocation model from being available for investment at any time, in our sole discretion. You will be notified prior to the date of such a change.Investment Requirements for other Living Benefit Riders. If you elect i4LIFE® Advantage Select Guaranteed Income Benefit prior to May 21, 2018 and on and after August 19, 2024, Lincoln ProtectedPay Select Core®, Lincoln ProtectedPay Select Plus®, Lincoln ProtectedPay Select Max®, Lincoln Market Select® Advantage, 4LATER® Select Advantage, Lincoln Max 6 SelectSM Advantage, Lincoln Wealth PassSM, or you are transitioning to i4LIFE® Advantage Select Guaranteed Income Benefit from one of these riders, you must currently allocate your Contract Value or Account Value among one or more of the following Subaccounts.
Group 1 Investments must be at least 20% of Contract Value or Account Value	Group 2 Investments cannot exceed 80% of Contract Value or Account Value
American Funds® IS American Funds Mortgage Fund
American Funds® IS The Bond Fund of America
American Funds® IS U.S. Government Securities Fund
LVIP BlackRock Inflation Protected Bond Fund
LVIP Fidelity Institutional AM® Total Bond Fund
LVIP JPMorgan Core Bond Fund
LVIP JPMorgan Short Duration Bond Fund
LVIP Macquarie Diversified Floating Rate Fund
LVIP PIMCO Low Duration Bond Fund
LVIP SSGA Bond Index Fund
LVIP SSGA Short-Term Bond Index Fund
LVIP Vanguard Bond Allocation Fund
LVIP Western Asset Core Bond Fund

American Funds® IS American High-Income Trust
American Funds® IS Asset Allocation Fund
American Funds® IS Capital Income Builder
American Funds® IS Capital World Growth and Income Fund
American Funds® IS Global Balanced Fund
American Funds® IS Global Growth Fund
American Funds® IS Growth Fund
American Funds® IS Growth-Income Fund
American Funds® IS International Fund
American Funds® IS International Growth and Income Fund
American Funds® IS Managed Risk Asset Allocation Fund
American Funds® IS Washington Mutual Investors Fund
ClearBridge Variable Large Cap Growth Portfolio
Fidelity® VIP Balanced Portfolio
Fidelity® VIP FundsManager® 50% Portfolio
First Trust Capital Strength Portfolio
First Trust Growth Strength Portfolio
First Trust International Developed Capital Strength Portfolio
First Trust/Dow Jones Dividend & Income Allocation Portfolio
Franklin Multi-Asset Variable Conservative Growth Fund
Invesco V.I. Equally-Weighted S&P 500 Fund
Invesco V.I. EQV International Equity Fund
Lincoln Hedged S&P 500 Conservative Fund
Lincoln Hedged S&P 500 Fund
Lincoln Opportunistic Hedged Equity Fund
LVIP American Balanced Allocation Fund
LVIP American Century Balanced Fund
LVIP American Century Capital Appreciation Fund
LVIP American Century Disciplined Core Value Fund

Group 1 Investments must be at least 20% of Contract Value or Account Value	Group 2 Investments cannot exceed 80% of Contract Value or Account Value

LVIP American Century Inflation Protection Fund
LVIP American Century International Fund
LVIP American Century Large Company Value Fund
LVIP American Century Mid Cap Value Fund
LVIP American Century Ultra® Fund
LVIP American Century Value Fund
LVIP American Growth Allocation Fund
LVIP American Income Allocation Fund
LVIP BlackRock Global Allocation Fund
LVIP Channing Small Cap Value Fund
LVIP Dimensional International Core Equity Fund
LVIP Dimensional U.S. Core Equity 1 Fund
LVIP Dimensional U.S. Core Equity 2 Fund
LVIP Franklin Templeton Multi-Factor International Equity Fund
LVIP Franklin Templeton Multi-Factor Large Cap Equity Fund
LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund
LVIP Global Aggressive Growth Allocation Managed Risk Fund
LVIP Global Conservative Allocation Managed Risk Fund
LVIP Global Growth Allocation Managed Risk Fund
LVIP Global Moderate Allocation Managed Risk Fund
LVIP Government Money Market Fund
LVIP JPMorgan High Yield Fund
LVIP JPMorgan Mid Cap Value Fund
LVIP JPMorgan Retirement Income Fund
LVIP JPMorgan Small Cap Core Fund
LVIP JPMorgan U.S. Equity Fund
LVIP Macquarie High Yield Fund
LVIP Macquarie Wealth Builder Fund
LVIP SSGA Conservative Index Allocation Fund
LVIP SSGA Global Tactical Allocation Managed Volatility Fund
LVIP SSGA International Index Fund
LVIP SSGA Mid-Cap Index Fund
LVIP SSGA Moderate Index Allocation Fund
LVIP SSGA Moderately Aggressive Index Allocation Fund
LVIP SSGA S&P 500 Index Fund
LVIP SSGA Small-Cap Index Fund
LVIP Structured Conservative Allocation Fund
LVIP Structured Moderate Allocation Fund
LVIP Structured Moderately Aggressive Allocation Fund
LVIP U.S. Aggressive Growth Allocation Managed Risk Fund
LVIP U.S. Growth Allocation Managed Risk Fund
LVIP Vanguard Domestic Equity ETF Fund
LVIP Vanguard International Equity ETF Fund
Macquarie VIP High Income Series
Macquarie VIP Mid Cap Growth Series
MFS® VIT Total Return Series
Putnam VT George Putnam Balanced Fund
Putnam VT Large Cap Value Fund
Putnam VT Sustainable Future Fund
Putnam VT Sustainable Leaders Fund
TOPS® Balanced ETF Portfolio
TOPS® Moderate Growth ETF Portfolio

As an alternative, to satisfy these Investment Requirements, you may allocate 100% of your Contract Value or i4LIFE® Advantage Account Value among the Subaccounts listed below. If you allocate less than 100% of Contract Value or i4LIFE® Advantage Account Value among these Subaccounts, then the Subaccounts listed below that are also listed in Group 1 will be subject to the Group 1 restrictions. Any remaining Subaccounts listed below that are not listed in Group 1 will fall into Group 2 and be subject to Group 2 restrictions.●American Century VP Balanced Fund ●American Funds® IS American Funds Mortgage Fund ●American Funds® IS Global Balanced Fund ●American Funds® IS Managed Risk Asset Allocation Fund●American Funds® IS The Bond Fund of America ●American Funds® IS U.S. Government Securities Fund ●Fidelity® VIP Balanced Portfolio ●Fidelity® VIP FundsManager® 50% Portfolio ●First Trust Capital Strength Portfolio ●First Trust/Dow Jones Dividend & Income Allocation Portfolio●Franklin Multi-Asset Variable Conservative Growth Fund ●Lincoln Opportunistic Hedged Equity Fund ●LVIP American Balanced Allocation Fund ●LVIP American Income Allocation Fund ●LVIP BlackRock Global Allocation Fund ●LVIP BlackRock Inflation Protected Bond Fund ●LVIP Fidelity Institutional AM® Total Bond Fund ●LVIP Global Aggressive Growth Allocation Managed Risk Fund ●LVIP Global Conservative Allocation Managed Risk Fund ●LVIP Global Growth Allocation Managed Risk Fund ●LVIP Global Moderate Allocation Managed Risk Fund ●LVIP JPMorgan Core Bond Fund ●LVIP JPMorgan Retirement Income Fund ●LVIP JPMorgan Short Duration Bond Fund ●LVIP Macquarie Diversified Floating Rate Fund●LVIP Macquarie Wealth Builder Fund ●LVIP PIMCO Low Duration Bond Fund ●LVIP SSGA Bond Index Fund ●LVIP SSGA Conservative Index Allocation Fund ●LVIP SSGA Global Tactical Allocation Managed Volatility Fund ●LVIP SSGA Moderate Index Allocation Fund ●LVIP SSGA Moderately Aggressive Index Allocation Fund ●LVIP SSGA Short-Term Bond Index Fund ●LVIP Structured Conservative Allocation Fund ●LVIP Structured Moderate Allocation Fund ●LVIP Structured Moderately Aggressive Allocation Fund ●LVIP U.S. Aggressive Growth Allocation Managed Risk Fund ●LVIP U.S. Growth Allocation Managed Risk Fund ●LVIP Vanguard Bond Allocation Fund ●LVIP Vanguard Domestic Equity ETF Fund ●LVIP Vanguard International Equity ETF Fund ●LVIP Western Asset Core Bond Fund ●MFS® VIT Total Return Series ●Putnam VT George Putnam Balanced Fund ●TOPS® Balanced ETF Portfolio ●TOPS® Moderate Growth ETF PortfolioThe fixed account is not available. Additionally, Contract Value may be allocated in accordance with certain asset allocation models made available to you by your financial professional. If so, currently 100% of the Contract Value or Account Value can be allocated to the following model, if available: ●Dimensional/Vanguard Global Growth Allocation Model ●Dimensional/Vanguard Moderate Allocation Model You may only choose one asset allocation model at a time, though you may change to a different asset allocation model available in your Contract that meets the Investment Requirements or reallocate Contract Value or Account Value according to the Investment Requirements listed above. If you terminate an asset allocation model, you must follow the Investment Requirements applicable to your rider. We may exclude an asset allocation model from being available for investment at any time, in our sole discretion. You will be notified prior to the date of such a change.
Lincoln Market Select® Advantage Protected Annual Income Rates by Ages:
Temporary Fee Reductions, Current Expenses [Text Block]	This fund is subject to an expense reimbursement or fee waiver arrangement. As a result, this fund’s annual expenses reflect temporary expense reductions. See the fund prospectus for additional information.
Lincoln InvestmentSolutions RIA | ShortTermInvestmentRiskMember
Prospectus:
Principal Risk [Text Block]	Short-Term Investment Risk. This Contract is not designed for short-term investing and is not appropriate for an investor who needs ready access to cash. The benefits of tax deferral, long-term income, and living benefit protections also mean that the Contract is more beneficial to investors with a long-term horizon.
Lincoln InvestmentSolutions RIA | VariableOptionRiskMember
Prospectus:
Principal Risk [Text Block]	Variable Option Risk. You take all the investment risk on the Contract Value and the retirement income for amounts placed into one or more of the Subaccounts, which invest in corresponding underlying funds. If the Subaccounts you select make money, your Contract Value goes up; if they lose money, your Contract Value goes down. How much it goes up or down depends on the performance of the Subaccounts you select. Each underlying fund is subject to its own investment risks. When you invest in a Subaccount, you are exposed to the investment risks of the underlying fund.
Lincoln InvestmentSolutions RIA | InvestmentRequirementsRiskMember
Prospectus:
Principal Risk [Text Block]	Investment Requirements Risk. If you elect an optional benefit, you may be subject to Investment Requirements, which means you may not be permitted to invest in certain investment options or you may be permitted to invest in certain investment options only to a limited extent. Failing to satisfy applicable Investment Requirements may result in the termination of your optional benefit. We impose Investment Requirements to reduce the risk of investment losses that may require us to use our own assets to make guaranteed payments under an optional benefit. In turn, your compliance with the Investment Requirements could limit your participation in market gains. This may conflict with your investment objectives by limiting your ability to maximize potential growth of your Contract Value and the value of your guaranteed benefits.
Lincoln InvestmentSolutions RIA | ManagedVolatilityFundRiskMember
Prospectus:
Principal Risk [Text Block]	Managed Volatility Fund Risk. Certain underlying funds may employ risk management strategies to provide for downside protection during sharp downward movements in equity markets. These funds usually, but not always, have “Managed Risk” or “Managed Volatility” in the name of the fund. These strategies could limit the upside participation of the fund in rising equity markets relative to other funds. The optional Death Benefits and Living Benefit Riders offered under the Contract also provide protection in the event of a market downturn. Likewise, there are additional costs associated with these Death Benefits and Living Benefit Riders, which can limit the Contract’s upside participation in the markets. Many of these funds are included in the Investment Requirements associated with certain Living Benefit Riders. Risk management strategies, in periods of high market volatility, could limit your participation in market gains. This may conflict with your investment objectives by limiting your ability to maximize potential growth of your Contract Value and the value of your guaranteed benefits. For more information on these funds and their risk management strategies, please see the funds’ prospectuses.
Lincoln InvestmentSolutions RIA | WithdrawalRiskIlliquidityRiskMember
Prospectus:
Principal Risk [Text Block]	Withdrawal Risk (Illiquidity Risk). You should carefully consider the risks associated with taking a withdrawal or surrender under the Contract. The proceeds of your withdrawal or surrender may be subject to ordinary income taxes, including a tax penalty if you are younger than age 59½. You should also consider the impact that a withdrawal may have on the standard and optional benefits under your Contract. For example, under certain Living Benefit Riders, excess or early withdrawals may reduce the value of the guaranteed benefit by an amount greater than the amount withdrawn and could result in termination of the benefit.
Lincoln InvestmentSolutions RIA | TransferRiskMember
Prospectus:
Principal Risk [Text Block]	Transfer Risk. Your ability to transfer amounts between investment options is subject to restrictions. You are generally restricted to no more than 12 transfers per Contract Year. There are also restrictions on the minimum amount that may be transferred from a variable option and the maximum amount that may be transferred from the fixed account option. If permitted by your Contract, we may discontinue accepting transfers into the fixed side of the contract at any time. Your ability to transfer between investment options may also be restricted as a result of Investment Requirements if you have elected an optional benefit.
Lincoln InvestmentSolutions RIA | PurchasePaymentRiskMember
Prospectus:
Principal Risk [Text Block]	Purchase Payment Risk. Your ability to make additional Purchase Payments may be restricted under the Contract, depending on the version of the Contract that you own, the optional benefits that you have elected, and other factors. Purchase Payments totaling $2 million or more are subject to Home Office approval. This amount takes into consideration the total Purchase Payments for all variable annuity contracts issued by the Company (or its affiliates) (excluding any version of Lincoln Level Advantage® and Lincoln Level Advantage 2® contracts) for the same Contractowner, joint owner, and/or Annuitant. Beginning May 19, 2025, Purchase Payments totaling $5 million or more are subject to Home Office approval ($2 million or more where a Living Benefit Rider or Death Benefit rider was elected excluding the Account Value Death Benefit and/or i4LIFE® Advantage without the Guaranteed Income Benefit). Both amounts take into consideration the total Purchase Payments for all variable annuity contracts issued by the Company (or its affiliates) (excluding all Lincoln Level Advantage® and Lincoln Level Advantage 2® contracts) for the same Contractowner, joint owner, and/or Annuitant. If you elect a Living Benefit Rider (other than any version of i4LIFE® Advantage Guaranteed Income Benefit), after the first anniversary of the rider effective date, once cumulative additional Purchase Payments exceed $100,000, additional Purchase Payments will be limited to $50,000 per Benefit Year. If you elect any version of i4LIFE® Advantage Guaranteed Income Benefit, no additional Purchase Payments will be allowed at any time after the Periodic Income Commencement Date. If you elect i4LIFE® Advantage without Guaranteed Income Benefit, no additional Purchase Payments will be allowed after the Periodic Income Commencement Date for nonqualified contracts. For more information about these restrictions and limitations, see The Contracts – Purchase Payments.
Lincoln InvestmentSolutions RIA | DeductionofAdvisoryFeeRiskMember
Prospectus:
Principal Risk [Text Block]	Deduction of Advisory Fee Risk. This deduction of advisory fees from Contract Value may reduce the Death Benefit and other guaranteed benefits, and may be subject to federal and state income taxes and a 10% federal penalty tax. See The Contracts – Advisory Fee Withdrawals.
Lincoln InvestmentSolutions RIA | ElectionofOptionalBenefitRiskMember
Prospectus:
Principal Risk [Text Block]	Election of Optional Benefit Risk. There are a variety of optional benefits under the Contract that are designed for different financial goals and to protect against different financial risks. There is a risk that you may not choose the benefit or benefits that are best suited for you based on your present or future needs and circumstances. In addition, if you elect an optional benefit and do not use it, or if the contingencies upon which the benefit depend never occur, you will have paid for a benefit that did not provide a financial return. There is also a risk that a financial return of an optional benefit, if any, will ultimately be less than the amount you paid for the benefit. You should consult with your financial professional to determine which optional benefits (if any) are appropriate for you.
Lincoln InvestmentSolutions RIA | FeeandExpenseRiskMember
Prospectus:
Principal Risk [Text Block]	Fee and Expense Risk. You are subject to the risk that we may increase certain contract fees and charges, and that underlying fund expenses may increase.
Lincoln InvestmentSolutions RIA | FinancialStrengthandClaimsPayingAbilityRiskMember
Prospectus:
Principal Risk [Text Block]	Financial Strength and Claims-Paying Ability Risk. An investment in the Contract is subject to the risks related to us, Lincoln Life. Any obligations (including under the fixed account option), guarantees, or benefits of the Contract are subject to our claims-paying ability. If we experience financial distress, we may not be able to meet our obligations to you.
Lincoln InvestmentSolutions RIA | CybersecurityandBusinessInteruptionRiskMember
Prospectus:
Principal Risk [Text Block]	Cybersecurity and Business Interruption Risks. We rely heavily on our computer systems and those of our business partners and service providers to conduct our business. As such, our business is vulnerable to cybersecurity risks and business interruption risks. These risks include, among other things, the theft, loss, misuse, corruption and destruction of data; interference with or denial of service; attacks on websites or systems; operational disruptions; and unauthorized release of confidential customer or business information. Cybersecurity risks affecting us, any third-party administrators, underlying funds, index providers, intermediaries, and service providers may adversely affect us and/or your Contract. For instance, systems failures and cyberattacks may interfere with our processing of Contract transactions, including order processing; impact our ability to calculate Accumulation Unit values or other Contract values; cause the release and possible destruction of confidential customer or business information; and/or subject us to regulatory fines, litigation, financial losses or reputational damage. Cybersecurity risks may also impact the issuers of securities in which the underlying funds invest (or the securities that compose an Index), which may cause your Contract to lose value. There can be no assurance that systems disruptions, cyberattacks and information security breaches will always be detected, prevented, or avoided in the future. In addition to cybersecurity risks, we are exposed to risks related to natural and man-made disasters, such as (but not limited to) storms, fires, floods, earthquakes, public health crises, malicious acts, and terrorist acts. Any such disasters could interfere with our business and our ability to administer the Contract. For example, they could lead to delays in our processing of Contract transactions, including orders from Contract owners, or could negatively impact our ability to calculate Accumulation Unit values or other Contract Values. They may also impact the issuers of securities in which the underlying funds invest (or the securities that compose an Index), which may cause your Contract to lose value. There can be no assurance that negative impacts associated with natural and man-made disasters will always be avoided.
Lincoln InvestmentSolutions RIA | Risk of Loss [Member]
Prospectus:
Risk [Text Block]	You can lose money by investing in this Contract, including loss of principal.
Principal Risk [Text Block]	Risk of Loss. You can lose money by investing in this Contract, including loss of principal. Neither the U.S. Government nor any federal agency insures or guarantees your investment in the Contract.
Lincoln InvestmentSolutions RIA | Not Short Term Investment Risk [Member]
Prospectus:
Risk [Text Block]	●This Contract is not designed for short-term investing and may not be appropriate for the investor who needs ready access to cash.●The benefits of tax deferral, long-term income, and living benefit protections mean the Contract is more beneficial to investors with a long-term investment horizon.●Withdrawals are subject to ordinary income tax and may be subject to tax penalties.
Lincoln InvestmentSolutions RIA | Investment Options Risk [Member]
Prospectus:
Risk [Text Block]	●An investment in this Contract is subject to the risk of poor investment performance of the investment options you choose. Performance can vary depending on the performance of the investment options available under the Contract.●Each investment option (including the fixed account option) has its own unique risks.●You should review the investment options before making an investment decision.
Lincoln InvestmentSolutions RIA | Insurance Company Risk [Member]
Prospectus:
Risk [Text Block]	An investment in the Contract is subject to the risks related to Lincoln Life. Any obligations (including under the fixed account option), guarantees, or benefits of the Contract are subject to our claims-paying ability. If we experience financial distress, we may not be able to meet our obligations to you. More information about Lincoln New York, including our financial strength ratings, is available upon request by calling 1-800-454-6265 or visiting www.LincolnFinancial.com.
Lincoln InvestmentSolutions RIA | ABVPSDiscoveryValuePortfolioClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	Long-term growth of capital.
Portfolio Company Name [Text Block]	AB VPS Discovery Value Portfolio - Class A
Portfolio Company Adviser [Text Block]	AllianceBernstein L.P.
Current Expenses [Percent]	0.81%
Average Annual Total Returns, 1 Year [Percent]	10.02%
Average Annual Total Returns, 5 Years [Percent]	8.86%
Average Annual Total Returns, 10 Years [Percent]	7.63%
Lincoln InvestmentSolutions RIA | AmericanFundsISAmericanFundsGlobalBalancedFundClass1AMember
Prospectus:
Portfolio Company Objective [Text Block]	The balanced accomplishment of three objectives: long-term growth of capital, conservation of principal and current income.
Portfolio Company Name [Text Block]	American Funds® IS American Funds Global Balanced Fund - Class 1A
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.76%
Average Annual Total Returns, 1 Year [Percent]	6.57%
Average Annual Total Returns, 5 Years [Percent]	4.82%
Lincoln InvestmentSolutions RIA | AmericanFundsISAmericanFundsMortgageFundClass1AMember
Prospectus:
Portfolio Company Objective [Text Block]	To provide current income and preservation of capital.
Portfolio Company Name [Text Block]	American Funds® IS American Funds Mortgage Fund - Class 1A
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.56%
Average Annual Total Returns, 1 Year [Percent]	0.74%
Average Annual Total Returns, 5 Years [Percent]	(0.05%)
Lincoln InvestmentSolutions RIA | AmericanFundsISHighIncomeTrustClass1AMember
Prospectus:
Portfolio Company Objective [Text Block]	To provide investors with a high level of current income; capital appreciation is the secondary objective.
Portfolio Company Name [Text Block]	American Funds® IS American High-Income Trust - Class 1A
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.58%
Average Annual Total Returns, 1 Year [Percent]	9.73%
Average Annual Total Returns, 5 Years [Percent]	5.54%
Lincoln InvestmentSolutions RIA | AmericanFundsISAssetAllocationFundClass1AMember
Prospectus:
Portfolio Company Objective [Text Block]	High total return (including income and capital gains) consistent with preservation of capital over the long term.
Portfolio Company Name [Text Block]	American Funds® IS Asset Allocation Fund - Class 1A
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.54%
Average Annual Total Returns, 1 Year [Percent]	16.41%
Average Annual Total Returns, 5 Years [Percent]	8.32%
Lincoln InvestmentSolutions RIA | AmericanFundsISCapitalIncomeBuilderClass1AMember
Prospectus:
Portfolio Company Objective [Text Block]	Seeks to provide a level of current income that exceeds the average yield on U.S. stocks generally and to provide a growing stream of income over the years.
Portfolio Company Name [Text Block]	American Funds® IS Capital Income Builder - Class 1A
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.53%
Average Annual Total Returns, 1 Year [Percent]	10.19%
Average Annual Total Returns, 5 Years [Percent]	6.02%
Lincoln InvestmentSolutions RIA | AmericanFundsISCapitalWorldBondFundClass1AMember
Prospectus:
Portfolio Company Objective [Text Block]	To provide, over the long term, with a high level of total return consistent with prudent investment management.
Portfolio Company Name [Text Block]	American Funds® IS Capital World Bond Fund - Class 1A
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.73%
Average Annual Total Returns, 1 Year [Percent]	(2.97%)
Average Annual Total Returns, 5 Years [Percent]	(2.40%)
Lincoln InvestmentSolutions RIA | AmericanFundsISCapitalWorldGrowthandIncomeFundClass1AMember
Prospectus:
Portfolio Company Objective [Text Block]	Long-term growth of capital while providing current income.
Portfolio Company Name [Text Block]	American Funds® IS Capital World Growth and Income Fund - Class 1A
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.67%
Average Annual Total Returns, 1 Year [Percent]	14.00%
Average Annual Total Returns, 5 Years [Percent]	7.30%
Lincoln InvestmentSolutions RIA | AmericanFundsISGlobalGrowthFundClass1AMember
Prospectus:
Portfolio Company Objective [Text Block]	Long-term growth of capital.
Portfolio Company Name [Text Block]	American Funds® IS Global Growth Fund - Class 1A
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.66%
Average Annual Total Returns, 1 Year [Percent]	13.67%
Average Annual Total Returns, 5 Years [Percent]	9.77%
Lincoln InvestmentSolutions RIA | AmericanFundsISGlobalSmallCapitalizationFundClass1AMember
Prospectus:
Portfolio Company Objective [Text Block]	Long-term capital growth.
Portfolio Company Name [Text Block]	American Funds® IS Global Small Capitalization Fund - Class 1A
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.90%
Average Annual Total Returns, 1 Year [Percent]	2.34%
Average Annual Total Returns, 5 Years [Percent]	3.00%
Lincoln InvestmentSolutions RIA | AmericanFundsISGrowthFundClass1AMember
Prospectus:
Portfolio Company Objective [Text Block]	Growth of capital.
Portfolio Company Name [Text Block]	American Funds® IS Growth Fund - Class 1A
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.59%
Average Annual Total Returns, 1 Year [Percent]	31.61%
Average Annual Total Returns, 5 Years [Percent]	18.83%
Lincoln InvestmentSolutions RIA | AmericanFundsISGrowthIncomeFundClass1AMember
Prospectus:
Portfolio Company Objective [Text Block]	Long-term growth of capital and income.
Portfolio Company Name [Text Block]	American Funds® IS Growth-Income Fund - Class 1A
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.53%
Average Annual Total Returns, 1 Year [Percent]	24.25%
Average Annual Total Returns, 5 Years [Percent]	13.02%
Lincoln InvestmentSolutions RIA | AmericanFundsISInternationalFundClass1AMember
Prospectus:
Portfolio Company Objective [Text Block]	Long-term growth of capital.
Portfolio Company Name [Text Block]	American Funds® IS International Fund - Class 1A
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.78%
Average Annual Total Returns, 1 Year [Percent]	3.17%
Average Annual Total Returns, 5 Years [Percent]	1.23%
Lincoln InvestmentSolutions RIA | AmericanFundsISInternationalGrowthandIncomeFundClass1AMember
Prospectus:
Portfolio Company Objective [Text Block]	Long-term growth of capital while providing current income.
Portfolio Company Name [Text Block]	American Funds® IS International Growth and Income Fund - Class 1A
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.81%
Average Annual Total Returns, 1 Year [Percent]	3.39%
Average Annual Total Returns, 5 Years [Percent]	2.54%
Lincoln InvestmentSolutions RIA | AmericanFundsISManagedRiskAssetAllocationFundClassP1Member
Prospectus:
Portfolio Company Objective [Text Block]	To provide high total return (including income and capital gains) consistent with preservation of capital over the long term while seeking to manage volatility and provide downside protection. A fund of funds.
Portfolio Company Name [Text Block]	American Funds® IS Managed Risk Asset Allocation Fund - Class P1
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.65%
Average Annual Total Returns, 1 Year [Percent]	14.90%
Average Annual Total Returns, 5 Years [Percent]	5.56%
Average Annual Total Returns, 10 Years [Percent]	6.14%
Lincoln InvestmentSolutions RIA | AmericanFundsISManagedRiskGrowthFundClassP1Member
Prospectus:
Portfolio Company Objective [Text Block]	To provide growth of capital while seeking to manage volatility and provide downside protection. A fund of funds.
Portfolio Company Name [Text Block]	American Funds® IS Managed Risk Growth Fund - Class P1
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.69%
Average Annual Total Returns, 1 Year [Percent]	23.82%
Average Annual Total Returns, 5 Years [Percent]	11.59%
Average Annual Total Returns, 10 Years [Percent]	10.72%
Lincoln InvestmentSolutions RIA | AmericanFundsISManagedRiskGrowthIncomeFundClassP1Member
Prospectus:
Portfolio Company Objective [Text Block]	To achieve long-term growth of capital and income while seeking to manage volatility and provide downside protection. A fund of funds.
Portfolio Company Name [Text Block]	American Funds® IS Managed Risk Growth-Income Fund - Class P1
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.63%
Average Annual Total Returns, 1 Year [Percent]	18.03%
Average Annual Total Returns, 5 Years [Percent]	7.65%
Average Annual Total Returns, 10 Years [Percent]	7.73%
Lincoln InvestmentSolutions RIA | AmericanFundsISManagedRiskInternationalFundClassP1Member
Prospectus:
Portfolio Company Objective [Text Block]	To provide long-term growth of capital while seeking to manage volatility and provide downside protection. A fund of funds.
Portfolio Company Name [Text Block]	American Funds® IS Managed Risk International Fund - Class P1
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.85%
Average Annual Total Returns, 1 Year [Percent]	(0.05%)
Average Annual Total Returns, 5 Years [Percent]	(2.25%)
Average Annual Total Returns, 10 Years [Percent]	1.13%
Lincoln InvestmentSolutions RIA | AmericanFundsISManagedRiskWashingtonMutualInvestorsFundClassP1Member
Prospectus:
Portfolio Company Objective [Text Block]	To produce income and to provide an opportunity for growth of principal consistent with sound common stock investing while seeking to manage volatility and provide downside protection. A fund of funds.
Portfolio Company Name [Text Block]	American Funds® IS Managed Risk Washington Mutual Investors Fund - Class P1
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.63%
Average Annual Total Returns, 1 Year [Percent]	14.20%
Average Annual Total Returns, 5 Years [Percent]	5.90%
Average Annual Total Returns, 10 Years [Percent]	5.61%
Lincoln InvestmentSolutions RIA | AmericanFundsISNewWorldFundClass1AMember
Prospectus:
Portfolio Company Objective [Text Block]	Long-term capital appreciation.
Portfolio Company Name [Text Block]	American Funds® IS New World Fund - Class 1A
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.82%
Average Annual Total Returns, 1 Year [Percent]	6.58%
Average Annual Total Returns, 5 Years [Percent]	4.55%
Lincoln InvestmentSolutions RIA | AmericanFundsISTheBondFundofAmericaClass1AMember
Prospectus:
Portfolio Company Objective [Text Block]	To provide as high a level of current income as is consistent with the preservation of capital.
Portfolio Company Name [Text Block]	American Funds® IS The Bond Fund of America - Class 1A
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.48%
Average Annual Total Returns, 1 Year [Percent]	1.23%
Average Annual Total Returns, 5 Years [Percent]	0.31%
Lincoln InvestmentSolutions RIA | AmericanFundsISUSGovernmentSecuritiesFundClass1AMember
Prospectus:
Portfolio Company Objective [Text Block]	To provide a high level of current income consistent with prudent investment risk and preservation of capital.
Portfolio Company Name [Text Block]	American Funds® IS U.S. Government Securities Fund - Class 1A
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.50%
Average Annual Total Returns, 1 Year [Percent]	0.70%
Average Annual Total Returns, 5 Years [Percent]	0.12%
Lincoln InvestmentSolutions RIA | AmericanFundsISWashingtonMutualInvestorsFundClass1AMember
Prospectus:
Portfolio Company Objective [Text Block]	To produce income and to provide an opportunity for growth of principal consistent with sound common stock investing.
Portfolio Company Name [Text Block]	American Funds® IS Washington Mutual Investors Fund - Class 1A
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.50%
Average Annual Total Returns, 1 Year [Percent]	19.15%
Average Annual Total Returns, 5 Years [Percent]	12.19%
Lincoln InvestmentSolutions RIA | ClearBridgeVariableLargeCapGrowthPortfolioClassIMember
Prospectus:
Portfolio Company Objective [Text Block]	Long-term growth of capital.
Portfolio Company Name [Text Block]	ClearBridge Variable Large Cap Growth Portfolio - Class I
Portfolio Company Adviser [Text Block]	Franklin Templeton Fund Adviser, LLC
Current Expenses [Percent]	0.74%
Average Annual Total Returns, 1 Year [Percent]	27.89%
Average Annual Total Returns, 5 Years [Percent]	14.75%
Average Annual Total Returns, 10 Years [Percent]	14.58%
Lincoln InvestmentSolutions RIA | ClearBridgeVariableMidCapPortfolioClassIMember
Prospectus:
Portfolio Company Objective [Text Block]	Long-term growth of capital.
Portfolio Company Name [Text Block]	ClearBridge Variable Mid Cap Portfolio - Class I
Portfolio Company Adviser [Text Block]	Franklin Templeton Fund Adviser, LLC
Current Expenses [Percent]	0.81%
Average Annual Total Returns, 1 Year [Percent]	10.01%
Average Annual Total Returns, 5 Years [Percent]	6.61%
Average Annual Total Returns, 10 Years [Percent]	7.29%
Lincoln InvestmentSolutions RIA | DWSAlternativeAssetAllocationVIPPortfolioClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	Capital Appreciation. A fund of funds.
Portfolio Company Name [Text Block]	DWS Alternative Asset Allocation VIP Portfolio - Class A
Portfolio Company Adviser [Text Block]	DWS Investment Management Americas, Inc.
Current Expenses [Percent]	0.88%
Average Annual Total Returns, 1 Year [Percent]	5.64%
Average Annual Total Returns, 5 Years [Percent]	4.36%
Average Annual Total Returns, 10 Years [Percent]	3.17%
Lincoln InvestmentSolutions RIA | FidelityVIPBalancedPortfolioInitialClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Income and capital growth consistent with reasonable risk.
Portfolio Company Name [Text Block]	Fidelity® VIP Balanced Portfolio - Initial Class
Current Expenses [Percent]	0.42%
Average Annual Total Returns, 1 Year [Percent]	15.92%
Average Annual Total Returns, 5 Years [Percent]	10.84%
Average Annual Total Returns, 10 Years [Percent]	9.62%
Lincoln InvestmentSolutions RIA | FidelityVIPFundsManager50PortfolioInvestorClassMember
Prospectus:
Portfolio Company Objective [Text Block]	High total return. A fund of funds.
Portfolio Company Name [Text Block]	Fidelity® VIP FundsManager® 50% Portfolio - Investor Class
Current Expenses [Percent]	0.64%
Average Annual Total Returns, 1 Year [Percent]	8.51%
Average Annual Total Returns, 5 Years [Percent]	5.75%
Average Annual Total Returns, 10 Years [Percent]	5.85%
Lincoln InvestmentSolutions RIA | FirstTrustCapitalStrengthHedgedEquityPortfolioClassIMember
Prospectus:
Portfolio Company Objective [Text Block]	To provide long-term capital appreciation.
Portfolio Company Name [Text Block]	First Trust Capital Strength Hedged Equity Portfolio - Class I
Current Expenses [Percent]	1.25%
Average Annual Total Returns, 1 Year [Percent]	2.42%
Lincoln InvestmentSolutions RIA | FirstTrustCapitalStrengthPortfolioClassIMember
Prospectus:
Portfolio Company Objective [Text Block]	To provide capital appreciation.
Portfolio Company Name [Text Block]	First Trust Capital Strength Portfolio - Class I
Current Expenses [Percent]	1.10%
Average Annual Total Returns, 1 Year [Percent]	10.41%
Lincoln InvestmentSolutions RIA | FirstTrustGrowthStrengthPortfolioClassIMember
Prospectus:
Portfolio Company Objective [Text Block]	To provide long-term capital appreciation.
Portfolio Company Name [Text Block]	First Trust Growth Strength Portfolio - Class I
Current Expenses [Percent]	1.20%
Average Annual Total Returns, 1 Year [Percent]	15.03%
Lincoln InvestmentSolutions RIA | FirstTrustInternationalDevelopedCapitalStrengthPortfolioClassIMember
Prospectus:
Portfolio Company Objective [Text Block]	To provide capital appreciation.
Portfolio Company Name [Text Block]	First Trust International Developed Capital Strength Portfolio - Class I
Current Expenses [Percent]	1.20%
Average Annual Total Returns, 1 Year [Percent]	1.76%
Lincoln InvestmentSolutions RIA | FirstTrustDowJonesDividendIncomeAllocationPortfolioClassIMember
Prospectus:
Portfolio Company Objective [Text Block]	To provide total return by allocating among dividend-paying stocks and investment grade bonds.
Portfolio Company Name [Text Block]	First Trust/Dow Jones Dividend & Income Allocation Portfolio - Class I
Current Expenses [Percent]	1.18%
Average Annual Total Returns, 1 Year [Percent]	6.01%
Average Annual Total Returns, 5 Years [Percent]	4.48%
Average Annual Total Returns, 10 Years [Percent]	6.14%
Lincoln InvestmentSolutions RIA | FranklinMultiAssetVariableConservativeGrowthClassIMember
Prospectus:
Portfolio Company Objective [Text Block]	Balance of growth of capital and income. A fund of funds.
Portfolio Company Name [Text Block]	Franklin Multi-Asset Variable Conservative Growth - Class I
Current Expenses [Percent]	0.75%
Average Annual Total Returns, 1 Year [Percent]	11.79%
Average Annual Total Returns, 5 Years [Percent]	6.35%
Average Annual Total Returns, 10 Years [Percent]	6.29%
Lincoln InvestmentSolutions RIA | InvescoVIEquallyWeightedSP500FundSeriesISharesMember
Prospectus:
Portfolio Company Objective [Text Block]	To seek to achieve a high level of total return on its assets through a combination of capital appreciation and current income.
Portfolio Company Name [Text Block]	Invesco V.I. Equally-Weighted S&P 500 Fund - Series I Shares
Current Expenses [Percent]	0.34%
Average Annual Total Returns, 1 Year [Percent]	12.71%
Average Annual Total Returns, 5 Years [Percent]	10.48%
Average Annual Total Returns, 10 Years [Percent]	9.92%
Lincoln InvestmentSolutions RIA | InvescoVIEQVInternationalEquityFundSeriesISharesMember
Prospectus:
Portfolio Company Objective [Text Block]	Long-term growth of capital.
Portfolio Company Name [Text Block]	Invesco V.I. EQV International Equity Fund - Series I Shares
Current Expenses [Percent]	0.90%
Average Annual Total Returns, 1 Year [Percent]	0.62%
Average Annual Total Returns, 5 Years [Percent]	3.23%
Average Annual Total Returns, 10 Years [Percent]	4.36%
Lincoln InvestmentSolutions RIA | LincolnHedgedNasdaq100FundStandardClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Seeks, over a specified annual period (an “Outcome Period”), to provide returns that track those of the Invesco QQQ TrustSM , Series 1 up to a cap, while providing a buffer against losses. A fund of funds.
Portfolio Company Name [Text Block]	Lincoln Hedged Nasdaq-100 Fund - Standard Class
Current Expenses [Percent]	0.85%
Average Annual Total Returns, 1 Year [Percent]	15.12%
Lincoln InvestmentSolutions RIA | LincolnHedgedSP500ConservativeFundStandardClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Long-term growth of capital. A fund of funds.
Portfolio Company Name [Text Block]	Lincoln Hedged S&P 500 Conservative Fund - Standard Class
Current Expenses [Percent]	0.69%
Average Annual Total Returns, 1 Year [Percent]	10.66%
Lincoln InvestmentSolutions RIA | LincolnHedgedSP500FundStandardClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Long-term growth of capital. A fund of funds.
Portfolio Company Name [Text Block]	Lincoln Hedged S&P 500 Fund - Standard Class
Current Expenses [Percent]	0.70%
Average Annual Total Returns, 1 Year [Percent]	14.32%
Lincoln InvestmentSolutions RIA | LincolnOpportunisticHedgedEquityFundStandardClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Seeks, over a specified annual period (an “Outcome Period”), to provide returns that track those of the Invesco QQQ TrustSM , Series 1 up to a cap, while providing a buffer against losses. A fund of funds.
Portfolio Company Name [Text Block]	Lincoln Opportunistic Hedged Equity Fund - Standard Class
Current Expenses [Percent]	0.71%
Average Annual Total Returns, 1 Year [Percent]	15.51%
Lincoln InvestmentSolutions RIA | LVIPAmericanBalancedAllocationFundStandardClassMember
Prospectus:
Portfolio Company Objective [Text Block]	A balance between a high level of current income and growth of capital, with an emphasis on growth of capital. A fund of funds.
Portfolio Company Name [Text Block]	LVIP American Balanced Allocation Fund - Standard Class
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.57%
Average Annual Total Returns, 1 Year [Percent]	11.12%
Average Annual Total Returns, 5 Years [Percent]	6.79%
Average Annual Total Returns, 10 Years [Percent]	6.62%
Lincoln InvestmentSolutions RIA | LVIPAmericanCenturyBalancedFundStandardClassIIMember
Prospectus:
Portfolio Company Objective [Text Block]	Long-term capital growth and current income by investing approximately 60% of its assets in equity securities and the remainder in bonds and other fixed-income securities.
Portfolio Company Name [Text Block]	LVIP American Century Balanced Fund - Standard Class II
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.77%
Average Annual Total Returns, 1 Year [Percent]	12.06%
Average Annual Total Returns, 5 Years [Percent]	7.05%
Average Annual Total Returns, 10 Years [Percent]	6.76%
Lincoln InvestmentSolutions RIA | LVIPAmericanCenturyCapitalAppreciationFundStandardClassIIMember
Prospectus:
Portfolio Company Objective [Text Block]	Capital growth.
Portfolio Company Name [Text Block]	LVIP American Century Capital Appreciation Fund - Standard Class II
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.79%
Average Annual Total Returns, 1 Year [Percent]	24.98%
Average Annual Total Returns, 5 Years [Percent]	11.42%
Average Annual Total Returns, 10 Years [Percent]	10.96%
Lincoln InvestmentSolutions RIA | LVIPAmericanCenturyDisciplinedCoreValueFundStandardClassIIMember
Prospectus:
Portfolio Company Objective [Text Block]	Capital growth; income is a secondary consideration.
Portfolio Company Name [Text Block]	LVIP American Century Disciplined Core Value Fund - Standard Class II
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.71%
Average Annual Total Returns, 1 Year [Percent]	13.09%
Average Annual Total Returns, 5 Years [Percent]	8.19%
Average Annual Total Returns, 10 Years [Percent]	8.24%
Lincoln InvestmentSolutions RIA | LVIPAmericanCenturyInflationProtectionFundStandardClassIIMember
Prospectus:
Portfolio Company Objective [Text Block]	Long-term total return using a strategy that seeks to protect against U.S. inflation.
Portfolio Company Name [Text Block]	LVIP American Century Inflation Protection Fund - Standard Class II
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.47%
Average Annual Total Returns, 1 Year [Percent]	1.82%
Average Annual Total Returns, 5 Years [Percent]	1.47%
Average Annual Total Returns, 10 Years [Percent]	1.98%
Lincoln InvestmentSolutions RIA | LVIPAmericanCenturyInternationalFundStandardClassIIMember
Prospectus:
Portfolio Company Objective [Text Block]	Capital growth.
Portfolio Company Name [Text Block]	LVIP American Century International Fund - Standard Class II
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.95%
Average Annual Total Returns, 1 Year [Percent]	2.61%
Average Annual Total Returns, 5 Years [Percent]	3.54%
Average Annual Total Returns, 10 Years [Percent]	4.93%
Lincoln InvestmentSolutions RIA | LVIPAmericanCenturyLargeCompanyValueFundStandardClassIIMember
Prospectus:
Portfolio Company Objective [Text Block]	Long-term capital growth, income is secondary objective.
Portfolio Company Name [Text Block]	LVIP American Century Large Company Value Fund - Standard Class II
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.70%
Average Annual Total Returns, 1 Year [Percent]	10.72%
Average Annual Total Returns, 5 Years [Percent]	7.46%
Average Annual Total Returns, 10 Years [Percent]	7.53%
Lincoln InvestmentSolutions RIA | LVIPAmericanCenturyMidCapValueFundStandardClassIIMember
Prospectus:
Portfolio Company Objective [Text Block]	Long-term capital growth, income is secondary objective.
Portfolio Company Name [Text Block]	LVIP American Century Mid Cap Value Fund - Standard Class II
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.86%
Average Annual Total Returns, 1 Year [Percent]	8.73%
Average Annual Total Returns, 5 Years [Percent]	7.29%
Average Annual Total Returns, 10 Years [Percent]	8.03%
Lincoln InvestmentSolutions RIA | LVIPAmericanCenturyUltraFundStandardClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Long-term capital growth.
Portfolio Company Name [Text Block]	LVIP American Century Ultra® Fund - Standard Class
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.65%
Lincoln InvestmentSolutions RIA | LVIPAmericanCenturyValueFundStandardClassIIMember
Prospectus:
Portfolio Company Objective [Text Block]	Long-term capital growth; income is a secondary consideration.
Portfolio Company Name [Text Block]	LVIP American Century Value Fund - Standard Class II
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.71%
Average Annual Total Returns, 1 Year [Percent]	9.48%
Average Annual Total Returns, 5 Years [Percent]	8.59%
Average Annual Total Returns, 10 Years [Percent]	8.18%
Lincoln InvestmentSolutions RIA | LVIPAmericanGrowthAllocationFundStandardClassMember
Prospectus:
Portfolio Company Objective [Text Block]	A balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital. A fund of funds.
Portfolio Company Name [Text Block]	LVIP American Growth Allocation Fund - Standard Class
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.59%
Average Annual Total Returns, 1 Year [Percent]	12.01%
Average Annual Total Returns, 5 Years [Percent]	7.14%
Average Annual Total Returns, 10 Years [Percent]	7.12%
Lincoln InvestmentSolutions RIA | LVIPAmericanIncomeAllocationFundStandardClassMember
Prospectus:
Portfolio Company Objective [Text Block]	A high level of current income with some consideration given to growth of capital. A fund of funds.
Portfolio Company Name [Text Block]	LVIP American Income Allocation Fund - Standard Class
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.57%
Average Annual Total Returns, 1 Year [Percent]	8.48%
Average Annual Total Returns, 5 Years [Percent]	5.00%
Average Annual Total Returns, 10 Years [Percent]	5.09%
Lincoln InvestmentSolutions RIA | LVIPBaronGrowthOpportunitiesFundStandardClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Capital Appreciation.
Portfolio Company Name [Text Block]	LVIP Baron Growth Opportunities Fund - Standard Class
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.89%
Average Annual Total Returns, 1 Year [Percent]	5.71%
Average Annual Total Returns, 5 Years [Percent]	8.23%
Average Annual Total Returns, 10 Years [Percent]	9.68%
Lincoln InvestmentSolutions RIA | LVIPBlackRockGlobalAllocationFundStandardClassMember
Prospectus:
Portfolio Company Objective [Text Block]	High total investment return.
Portfolio Company Name [Text Block]	LVIP BlackRock Global Allocation Fund - Standard Class
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.72%
Average Annual Total Returns, 1 Year [Percent]	9.51%
Average Annual Total Returns, 5 Years [Percent]	6.19%
Lincoln InvestmentSolutions RIA | LVIPBlackRockInflationProtectedBondFundStandardClassMember
Prospectus:
Portfolio Company Objective [Text Block]	To maximize real return, consistent with preservation of real capital and prudent investment management.
Portfolio Company Name [Text Block]	LVIP BlackRock Inflation Protected Bond Fund - Standard Class
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.88%
Average Annual Total Returns, 1 Year [Percent]	2.64%
Average Annual Total Returns, 5 Years [Percent]	2.52%
Average Annual Total Returns, 10 Years [Percent]	2.15%
Lincoln InvestmentSolutions RIA | LVIPChanningSmallCapValueFundStandardClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Seeks long-term capital appreciation.
Portfolio Company Name [Text Block]	LVIP Channing Small Cap Value Fund - Standard Class
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.88%
Average Annual Total Returns, 1 Year [Percent]	10.85%
Lincoln InvestmentSolutions RIA | LVIPDimensionalInternationalCoreEquityFundStandardClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Long-term capital appreciation.
Portfolio Company Name [Text Block]	LVIP Dimensional International Core Equity Fund - Standard Class
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.62%
Average Annual Total Returns, 1 Year [Percent]	3.06%
Average Annual Total Returns, 5 Years [Percent]	4.61%
Lincoln InvestmentSolutions RIA | LVIPDimensionalInternationalEquityManagedVolatilityFundStandardClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Long-term capital appreciation. A fund of funds.
Portfolio Company Name [Text Block]	LVIP Dimensional International Equity Managed Volatility Fund - Standard Class
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.76%
Average Annual Total Returns, 1 Year [Percent]	4.69%
Average Annual Total Returns, 5 Years [Percent]	3.22%
Average Annual Total Returns, 10 Years [Percent]	3.56%
Lincoln InvestmentSolutions RIA | LVIPDimensionalUSCoreEquity1FundStandardClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Long-term capital appreciation.
Portfolio Company Name [Text Block]	LVIP Dimensional U.S. Core Equity 1 Fund - Standard Class
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.39%
Average Annual Total Returns, 1 Year [Percent]	20.77%
Average Annual Total Returns, 5 Years [Percent]	13.29%
Average Annual Total Returns, 10 Years [Percent]	11.80%
Lincoln InvestmentSolutions RIA | LVIPDimensionalUSCoreEquity2FundStandardClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Long-term capital appreciation.
Portfolio Company Name [Text Block]	LVIP Dimensional U.S. Core Equity 2 Fund - Standard Class
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.49%
Average Annual Total Returns, 1 Year [Percent]	18.45%
Average Annual Total Returns, 5 Years [Percent]	12.83%
Lincoln InvestmentSolutions RIA | LVIPDimensionalUSEquityManagedVolatilityFundStandardClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Long-term capital appreciation. A fund of funds.
Portfolio Company Name [Text Block]	LVIP Dimensional U.S. Equity Managed Volatility Fund - Standard Class
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.61%
Average Annual Total Returns, 1 Year [Percent]	20.65%
Average Annual Total Returns, 5 Years [Percent]	13.07%
Average Annual Total Returns, 10 Years [Percent]	9.57%
Lincoln InvestmentSolutions RIA | LVIPFidelityInstitutionalAMTotalBondFundStandardClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Maximum long-term total return consistent with reasonable risk.
Portfolio Company Name [Text Block]	LVIP Fidelity Institutional AM® Total Bond Fund - Standard Class
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.51%
Average Annual Total Returns, 1 Year [Percent]	1.98%
Average Annual Total Returns, 5 Years [Percent]	0.45%
Average Annual Total Returns, 10 Years [Percent]	1.77%
Lincoln InvestmentSolutions RIA | LVIPFranklinTempletonMultiFactorEmergingMarketsEquityFundStandardClassMember
Prospectus:
Portfolio Company Objective [Text Block]	To maximize long-term capital appreciation.
Portfolio Company Name [Text Block]	LVIP Franklin Templeton Multi-Factor Emerging Markets Equity Fund - Standard Class
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.46%
Average Annual Total Returns, 1 Year [Percent]	8.90%
Average Annual Total Returns, 5 Years [Percent]	3.36%
Average Annual Total Returns, 10 Years [Percent]	2.82%
Lincoln InvestmentSolutions RIA | LVIPFranklinTempletonMultiFactorInternationalEquityFundStandardClassMember
Prospectus:
Portfolio Company Objective [Text Block]	To maximize long-term capital appreciation.
Portfolio Company Name [Text Block]	LVIP Franklin Templeton Multi-Factor International Equity Fund - Standard Class
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.40%
Average Annual Total Returns, 1 Year [Percent]	3.76%
Average Annual Total Returns, 5 Years [Percent]	4.48%
Average Annual Total Returns, 10 Years [Percent]	4.69%
Lincoln InvestmentSolutions RIA | LVIPFranklinTempletonMultiFactorLargeCapEquityFundStandardClassMember
Prospectus:
Portfolio Company Objective [Text Block]	To maximize long-term capital appreciation.
Portfolio Company Name [Text Block]	LVIP Franklin Templeton Multi-Factor Large Cap Equity Fund - Standard Class
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.36%
Average Annual Total Returns, 1 Year [Percent]	27.99%
Average Annual Total Returns, 5 Years [Percent]	12.93%
Average Annual Total Returns, 10 Years [Percent]	11.08%
Lincoln InvestmentSolutions RIA | LVIPFranklinTempletonMultiFactorSMIDCapEquityFundStandardClassMember
Prospectus:
Portfolio Company Objective [Text Block]	To maximize long-term capital appreciation.
Portfolio Company Name [Text Block]	LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund - Standard Class
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.38%
Average Annual Total Returns, 1 Year [Percent]	13.19%
Average Annual Total Returns, 5 Years [Percent]	10.15%
Average Annual Total Returns, 10 Years [Percent]	8.04%
Lincoln InvestmentSolutions RIA | LVIPGlobalAggressiveGrowthAllocationManagedRiskFundStandardClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Capital appreciation. A fund of funds.
Portfolio Company Name [Text Block]	LVIP Global Aggressive Growth Allocation Managed Risk Fund - Standard Class
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.80%
Average Annual Total Returns, 1 Year [Percent]	12.05%
Average Annual Total Returns, 5 Years [Percent]	4.66%
Lincoln InvestmentSolutions RIA | LVIPGlobalConservativeAllocationManagedRiskFundStandardClassMember
Prospectus:
Portfolio Company Objective [Text Block]	A high level of current income with some consideration given to growth of capital. A fund of funds.
Portfolio Company Name [Text Block]	LVIP Global Conservative Allocation Managed Risk Fund - Standard Class
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.76%
Average Annual Total Returns, 1 Year [Percent]	7.71%
Average Annual Total Returns, 5 Years [Percent]	2.88%
Average Annual Total Returns, 10 Years [Percent]	3.71%
Lincoln InvestmentSolutions RIA | LVIPGlobalGrowthAllocationManagedRiskFundStandardClassMember
Prospectus:
Portfolio Company Objective [Text Block]	A balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital. A fund of funds.
Portfolio Company Name [Text Block]	LVIP Global Growth Allocation Managed Risk Fund - Standard Class
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.75%
Average Annual Total Returns, 1 Year [Percent]	11.15%
Average Annual Total Returns, 5 Years [Percent]	4.11%
Average Annual Total Returns, 10 Years [Percent]	4.47%
Lincoln InvestmentSolutions RIA | LVIPGlobalModerateAllocationManagedRiskFundStandardClassMember
Prospectus:
Portfolio Company Objective [Text Block]	A balance between a high level of current income and growth of capital, with an emphasis on growth of capital. A fund of funds.
Portfolio Company Name [Text Block]	LVIP Global Moderate Allocation Managed Risk Fund - Standard Class
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.76%
Average Annual Total Returns, 1 Year [Percent]	10.19%
Average Annual Total Returns, 5 Years [Percent]	3.66%
Average Annual Total Returns, 10 Years [Percent]	4.14%
Lincoln InvestmentSolutions RIA | LVIPGovernmentMoneyMarketFundStandardClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Current income while (i)maintaining a stable value of your shares (providing stability of net asset value) and (ii) preserving the value of your initial investment (preservation of capital).
Portfolio Company Name [Text Block]	LVIP Government Money Market Fund - Standard Class
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.39%
Average Annual Total Returns, 1 Year [Percent]	4.94%
Average Annual Total Returns, 5 Years [Percent]	2.23%
Average Annual Total Returns, 10 Years [Percent]	1.48%
Lincoln InvestmentSolutions RIA | LVIPJPMorganCoreBondFundStandardClassMember
Prospectus:
Portfolio Company Objective [Text Block]	To maximize total return by investing primarily in a diversified portfolio of intermediate- and long-term debt securities.
Portfolio Company Name [Text Block]	LVIP JPMorgan Core Bond Fund - Standard Class
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.47%
Average Annual Total Returns, 1 Year [Percent]	1.72%
Average Annual Total Returns, 5 Years [Percent]	0.04%
Average Annual Total Returns, 10 Years [Percent]	1.49%
Lincoln InvestmentSolutions RIA | LVIPJPMorganHighYieldFundStandardClassMember
Prospectus:
Portfolio Company Objective [Text Block]	A high level of current income; capital appreciation is the secondary objective.
Portfolio Company Name [Text Block]	LVIP JPMorgan High Yield Fund - Standard Class
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.68%
Average Annual Total Returns, 1 Year [Percent]	8.09%
Average Annual Total Returns, 5 Years [Percent]	4.03%
Average Annual Total Returns, 10 Years [Percent]	4.50%
Lincoln InvestmentSolutions RIA | LVIPJPMorganMidCapValueFundStandardClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Capital appreciation with the secondary goal of achieving current income by investing in equity securities.
Portfolio Company Name [Text Block]	LVIP JPMorgan Mid Cap Value Fund - Standard Class
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.73%
Average Annual Total Returns, 1 Year [Percent]	14.29%
Average Annual Total Returns, 5 Years [Percent]	8.70%
Average Annual Total Returns, 10 Years [Percent]	7.98%
Lincoln InvestmentSolutions RIA | LVIPJPMorganRetirementIncomeFundStandardClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Current income and some capital appreciation. A fund of funds.
Portfolio Company Name [Text Block]	LVIP JPMorgan Retirement Income Fund - Standard Class
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.67%
Average Annual Total Returns, 1 Year [Percent]	7.96%
Average Annual Total Returns, 5 Years [Percent]	3.89%
Average Annual Total Returns, 10 Years [Percent]	4.24%
Lincoln InvestmentSolutions RIA | LVIPJPMorganShortDurationBondFundStandardClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Maximum total return, consistent with reasonable risk.
Portfolio Company Name [Text Block]	LVIP JPMorgan Short Duration Bond Fund - Standard Class
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.47%
Average Annual Total Returns, 1 Year [Percent]	4.30%
Average Annual Total Returns, 5 Years [Percent]	1.70%
Average Annual Total Returns, 10 Years [Percent]	1.89%
Lincoln InvestmentSolutions RIA | LVIPJPMorganSmallCapCoreFundStandardClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Capital growth over the long term.
Portfolio Company Name [Text Block]	LVIP JPMorgan Small Cap Core Fund - Standard Class
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.75%
Average Annual Total Returns, 1 Year [Percent]	11.71%
Average Annual Total Returns, 5 Years [Percent]	7.05%
Average Annual Total Returns, 10 Years [Percent]	7.31%
Lincoln InvestmentSolutions RIA | LVIPJPMorganUSEquityFundStandardClassMember
Prospectus:
Portfolio Company Objective [Text Block]	High total return.
Portfolio Company Name [Text Block]	LVIP JPMorgan U.S. Equity Fund - Standard Class
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.65%
Average Annual Total Returns, 1 Year [Percent]	23.99%
Average Annual Total Returns, 5 Years [Percent]	15.74%
Average Annual Total Returns, 10 Years [Percent]	13.39%
Lincoln InvestmentSolutions RIA | LVIPMacquarieDiversifiedFloatingRateFundStandardClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Total return.
Portfolio Company Name [Text Block]	LVIP Macquarie Diversified Floating Rate Fund - Standard Class
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.63%
Average Annual Total Returns, 1 Year [Percent]	6.07%
Average Annual Total Returns, 5 Years [Percent]	2.67%
Average Annual Total Returns, 10 Years [Percent]	2.22%
Lincoln InvestmentSolutions RIA | LVIPMacquarieHighYieldFundStandardClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Total return and, as a secondary objective, high current income.
Portfolio Company Name [Text Block]	LVIP Macquarie High Yield Fund - Standard Class
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.74%
Average Annual Total Returns, 1 Year [Percent]	6.66%
Average Annual Total Returns, 5 Years [Percent]	3.68%
Average Annual Total Returns, 10 Years [Percent]	4.23%
Lincoln InvestmentSolutions RIA | LVIPMacquarieSMIDCapCoreFundStandardClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Long-term capital appreciation.
Portfolio Company Name [Text Block]	LVIP Macquarie SMID Cap Core Fund - Standard Class
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.80%
Average Annual Total Returns, 1 Year [Percent]	14.73%
Average Annual Total Returns, 5 Years [Percent]	9.54%
Average Annual Total Returns, 10 Years [Percent]	9.52%
Lincoln InvestmentSolutions RIA | LVIPMacquarieWealthBuilderFundStandardClassMember
Prospectus:
Portfolio Company Objective [Text Block]	To provide a responsible level of income and the potential for capital appreciation.
Portfolio Company Name [Text Block]	LVIP Macquarie Wealth Builder Fund - Standard Class
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.71%
Average Annual Total Returns, 1 Year [Percent]	8.18%
Average Annual Total Returns, 5 Years [Percent]	4.50%
Average Annual Total Returns, 10 Years [Percent]	4.83%
Lincoln InvestmentSolutions RIA | LVIPMondrianInternationalValueFundStandardClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Long-term capital appreciation as measured by the change in the value of fund shares over a period of three years or longer.
Portfolio Company Name [Text Block]	LVIP Mondrian International Value Fund - Standard Class
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.74%
Average Annual Total Returns, 1 Year [Percent]	4.70%
Average Annual Total Returns, 5 Years [Percent]	3.48%
Average Annual Total Returns, 10 Years [Percent]	4.19%
Lincoln InvestmentSolutions RIA | LVIPPIMCOLowDurationBondFundStandardClassMember
Prospectus:
Portfolio Company Objective [Text Block]	To seek a high level of current income consistent with preservation of capital.
Portfolio Company Name [Text Block]	LVIP PIMCO Low Duration Bond Fund - Standard Class
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.73%
Average Annual Total Returns, 1 Year [Percent]	5.13%
Average Annual Total Returns, 5 Years [Percent]	1.64%
Average Annual Total Returns, 10 Years [Percent]	1.86%
Lincoln InvestmentSolutions RIA | LVIPSSGABondIndexFundStandardClassMember
Prospectus:
Portfolio Company Objective [Text Block]	To match as closely as practicable, before fees and expenses, the performance of the Bloomberg U.S. Aggregate Index.
Portfolio Company Name [Text Block]	LVIP SSGA Bond Index Fund - Standard Class
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.37%
Average Annual Total Returns, 1 Year [Percent]	1.05%
Average Annual Total Returns, 5 Years [Percent]	(0.60%)
Average Annual Total Returns, 10 Years [Percent]	1.03%
Lincoln InvestmentSolutions RIA | LVIPSSGAConservativeIndexAllocationFundStandardClassMember
Prospectus:
Portfolio Company Objective [Text Block]	A high level of current income, with some consideration given to growth of capital. A fund of funds.
Portfolio Company Name [Text Block]	LVIP SSGA Conservative Index Allocation Fund - Standard Class
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.51%
Average Annual Total Returns, 1 Year [Percent]	5.94%
Average Annual Total Returns, 5 Years [Percent]	3.60%
Average Annual Total Returns, 10 Years [Percent]	4.21%
Lincoln InvestmentSolutions RIA | LVIPSSGAEmergingMarketsEquityIndexFundStandardClassMember
Prospectus:
Portfolio Company Objective [Text Block]	To provide investment results that, before fees and expenses, correspond generally to the total return of the MSCI Emerging Markets Index that tracks performance of emerging market equity securities.
Portfolio Company Name [Text Block]	LVIP SSGA Emerging Markets Equity Index Fund - Standard Class
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.50%
Average Annual Total Returns, 1 Year [Percent]	6.80%
Average Annual Total Returns, 5 Years [Percent]	0.75%
Lincoln InvestmentSolutions RIA | LVIPSSGAGlobalTacticalAllocationManagedVolatilityFundStandardClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Long-term growth of capital. A fund of funds.
Portfolio Company Name [Text Block]	LVIP SSGA Global Tactical Allocation Managed Volatility Fund - Standard Class
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.60%
Average Annual Total Returns, 1 Year [Percent]	9.97%
Average Annual Total Returns, 5 Years [Percent]	5.20%
Average Annual Total Returns, 10 Years [Percent]	4.50%
Lincoln InvestmentSolutions RIA | LVIPSSGAInternationalIndexFundStandardClassMember
Prospectus:
Portfolio Company Objective [Text Block]	To approximate as closely as practicable, before fees and expenses, the performance of a broad market index of non-U.S. foreign securities.
Portfolio Company Name [Text Block]	LVIP SSGA International Index Fund - Standard Class
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.38%
Average Annual Total Returns, 1 Year [Percent]	3.22%
Average Annual Total Returns, 5 Years [Percent]	4.49%
Average Annual Total Returns, 10 Years [Percent]	4.98%
Lincoln InvestmentSolutions RIA | LVIPSSGAMidCapIndexFundStandardClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Seek to approximate as closely as practicable, before fees and expenses, the performance of a broad market index that emphasizes stocks of mid-sized U.S. companies.
Portfolio Company Name [Text Block]	LVIP SSGA Mid-Cap Index Fund - Standard Class
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.35%
Average Annual Total Returns, 1 Year [Percent]	13.55%
Average Annual Total Returns, 5 Years [Percent]	9.94%
Average Annual Total Returns, 10 Years [Percent]	9.31%
Lincoln InvestmentSolutions RIA | LVIPSSGAModerateIndexAllocationFundStandardClassMember
Prospectus:
Portfolio Company Objective [Text Block]	A balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital. A fund of funds.
Portfolio Company Name [Text Block]	LVIP SSGA Moderate Index Allocation Fund - Standard Class
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.50%
Average Annual Total Returns, 1 Year [Percent]	8.37%
Average Annual Total Returns, 5 Years [Percent]	5.52%
Average Annual Total Returns, 10 Years [Percent]	5.73%
Lincoln InvestmentSolutions RIA | LVIPSSGAModeratelyAggressiveIndexAllocationFundStandardClassMember
Prospectus:
Portfolio Company Objective [Text Block]	A balance between high level of current income and growth of capital, with a greater emphasis on growth of capital. A fund of funds.
Portfolio Company Name [Text Block]	LVIP SSGA Moderately Aggressive Index Allocation Fund - Standard Class
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.50%
Average Annual Total Returns, 1 Year [Percent]	9.26%
Average Annual Total Returns, 5 Years [Percent]	6.08%
Average Annual Total Returns, 10 Years [Percent]	6.24%
Lincoln InvestmentSolutions RIA | LVIPSSGASP500IndexFundStandardClassMember
Prospectus:
Portfolio Company Objective [Text Block]	To approximate as closely as practicable, before fees and expenses, the total rate of return of common stocks publicly traded in the United States, as represented by the S&P 500 Index.
Portfolio Company Name [Text Block]	LVIP SSGA S&P 500 Index Fund - Standard Class
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.23%
Average Annual Total Returns, 1 Year [Percent]	24.73%
Average Annual Total Returns, 5 Years [Percent]	14.24%
Average Annual Total Returns, 10 Years [Percent]	12.84%
Lincoln InvestmentSolutions RIA | LVIPSSGAShortTermBondIndexFundStandardClassMember
Prospectus:
Portfolio Company Objective [Text Block]	To provide investment results that, before fees and expenses, correspond generally to the price and yield performance of an index that tracks the short-term U.S. corporate bond market.
Portfolio Company Name [Text Block]	LVIP SSGA Short-Term Bond Index Fund - Standard Class
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.36%
Average Annual Total Returns, 1 Year [Percent]	4.88%
Average Annual Total Returns, 5 Years [Percent]	1.89%
Lincoln InvestmentSolutions RIA | LVIPSSGASmallCapIndexFundStandardClassMember
Prospectus:
Portfolio Company Objective [Text Block]	To approximate as closely as practicable, before fees and expenses, the performance of the Russell 2000® Index, which emphasizes stocks of small U.S. companies.
Portfolio Company Name [Text Block]	LVIP SSGA Small-Cap Index Fund - Standard Class
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.38%
Average Annual Total Returns, 1 Year [Percent]	11.14%
Average Annual Total Returns, 5 Years [Percent]	6.97%
Average Annual Total Returns, 10 Years [Percent]	7.38%
Lincoln InvestmentSolutions RIA | LVIPStructuredConservativeAllocationFundStandardClassMember
Prospectus:
Portfolio Company Objective [Text Block]	A high level of current income, with some consideration given to growth of capital. A fund of funds.
Portfolio Company Name [Text Block]	LVIP Structured Conservative Allocation Fund - Standard Class
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.60%
Average Annual Total Returns, 1 Year [Percent]	6.46%
Average Annual Total Returns, 5 Years [Percent]	3.70%
Average Annual Total Returns, 10 Years [Percent]	4.06%
Lincoln InvestmentSolutions RIA | LVIPStructuredModerateAllocationFundStandardClassMember
Prospectus:
Portfolio Company Objective [Text Block]	A balance between a high level of current income and growth of capital, with an emphasis on growth of capital. A fund of funds.
Portfolio Company Name [Text Block]	LVIP Structured Moderate Allocation Fund - Standard Class
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.56%
Average Annual Total Returns, 1 Year [Percent]	9.41%
Average Annual Total Returns, 5 Years [Percent]	5.77%
Average Annual Total Returns, 10 Years [Percent]	5.60%
Lincoln InvestmentSolutions RIA | LVIPStructuredModeratelyAggressiveAllocationFundStandardClassMember
Prospectus:
Portfolio Company Objective [Text Block]	A balance between high level of current income and growth of capital, with a greater emphasis on growth of capital. A fund of funds.
Portfolio Company Name [Text Block]	LVIP Structured Moderately Aggressive Allocation Fund - Standard Class
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.58%
Average Annual Total Returns, 1 Year [Percent]	10.48%
Average Annual Total Returns, 5 Years [Percent]	6.38%
Average Annual Total Returns, 10 Years [Percent]	6.05%
Lincoln InvestmentSolutions RIA | LVIPUSAggressiveGrowthAllocationManagedRiskFundStandardClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Capital appreciation. A fund of funds.
Portfolio Company Name [Text Block]	LVIP U.S. Aggressive Growth Allocation Managed Risk Fund - Standard Class
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.80%
Average Annual Total Returns, 1 Year [Percent]	15.09%
Average Annual Total Returns, 5 Years [Percent]	6.04%
Lincoln InvestmentSolutions RIA | LVIPUSGrowthAllocationManagedRiskFundStandardClassMember
Prospectus:
Portfolio Company Objective [Text Block]	High level of current income and growth of capital, with an emphasis on growth of capital. A fund of funds.
Portfolio Company Name [Text Block]	LVIP U.S. Growth Allocation Managed Risk Fund - Standard Class
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.77%
Average Annual Total Returns, 1 Year [Percent]	13.56%
Average Annual Total Returns, 5 Years [Percent]	5.48%
Lincoln InvestmentSolutions RIA | LVIPVanguardBondAllocationFundStandardClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Total return consistent with the preservation of capital. A fund of funds.
Portfolio Company Name [Text Block]	LVIP Vanguard Bond Allocation Fund - Standard Class
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.36%
Average Annual Total Returns, 1 Year [Percent]	1.42%
Average Annual Total Returns, 5 Years [Percent]	(0.57%)
Average Annual Total Returns, 10 Years [Percent]	0.95%
Lincoln InvestmentSolutions RIA | LVIPVanguardDomesticEquityETFFundStandardClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Long-term capital appreciation. A fund of funds.
Portfolio Company Name [Text Block]	LVIP Vanguard Domestic Equity ETF Fund - Standard Class
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.32%
Average Annual Total Returns, 1 Year [Percent]	22.10%
Average Annual Total Returns, 5 Years [Percent]	13.36%
Average Annual Total Returns, 10 Years [Percent]	12.03%
Lincoln InvestmentSolutions RIA | LVIPVanguardInternationalEquityETFFundStandardClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Long-term capital appreciation. A fund of funds.
Portfolio Company Name [Text Block]	LVIP Vanguard International Equity ETF Fund - Standard Class
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.34%
Average Annual Total Returns, 1 Year [Percent]	3.86%
Average Annual Total Returns, 5 Years [Percent]	3.68%
Average Annual Total Returns, 10 Years [Percent]	4.90%
Lincoln InvestmentSolutions RIA | LVIPWesternAssetCoreBondFundStandardClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Maximize total return.
Portfolio Company Name [Text Block]	LVIP Western Asset Core Bond Fund - Standard Class
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.55%
Average Annual Total Returns, 1 Year [Percent]	0.69%
Average Annual Total Returns, 5 Years [Percent]	(0.92%)
Lincoln InvestmentSolutions RIA | MacquarieVIPHighIncomeSeriesStandardClassMember
Prospectus:
Portfolio Company Objective [Text Block]	To seek to provide total return through a combination of high current income and capital appreciation.
Portfolio Company Name [Text Block]	Macquarie VIP High Income Series - Standard Class
Portfolio Company Adviser [Text Block]	Delaware Management Company
Current Expenses [Percent]	0.72%
Average Annual Total Returns, 1 Year [Percent]	6.44%
Average Annual Total Returns, 5 Years [Percent]	3.76%
Lincoln InvestmentSolutions RIA | MacquarieVIPMidCapGrowthSeriesStandardClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Growth of capital.
Portfolio Company Name [Text Block]	Macquarie VIP Mid Cap Growth Series - Standard Class
Portfolio Company Adviser [Text Block]	Delaware Management Company
Current Expenses [Percent]	0.85%
Average Annual Total Returns, 1 Year [Percent]	2.47%
Average Annual Total Returns, 5 Years [Percent]	8.23%
Lincoln InvestmentSolutions RIA | MFSVITTotalReturnSeriesInitialClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Total return.
Portfolio Company Name [Text Block]	MFS® VIT Total Return Series - Initial Class
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	0.61%
Average Annual Total Returns, 1 Year [Percent]	7.75%
Average Annual Total Returns, 5 Years [Percent]	6.16%
Average Annual Total Returns, 10 Years [Percent]	6.46%
Lincoln InvestmentSolutions RIA | PutnamVTGeorgePutnamBalancedFundClassIAMember
Prospectus:
Portfolio Company Objective [Text Block]	Balanced investment composed of a well-diversified portfolio of stocks and bonds which produce both capital growth and current income.
Portfolio Company Name [Text Block]	Putnam VT George Putnam Balanced Fund - Class IA
Current Expenses [Percent]	0.65%
Average Annual Total Returns, 1 Year [Percent]	16.94%
Average Annual Total Returns, 5 Years [Percent]	9.36%
Average Annual Total Returns, 10 Years [Percent]	8.87%
Lincoln InvestmentSolutions RIA | PutnamVTLargeCapValueFundClassIAMember
Prospectus:
Portfolio Company Objective [Text Block]	Capital growth and current income.
Portfolio Company Name [Text Block]	Putnam VT Large Cap Value Fund - Class IA
Current Expenses [Percent]	0.55%
Average Annual Total Returns, 1 Year [Percent]	19.46%
Average Annual Total Returns, 5 Years [Percent]	12.73%
Average Annual Total Returns, 10 Years [Percent]	11.16%
Lincoln InvestmentSolutions RIA | PutnamVTSustainableFutureFundClassIAMember
Prospectus:
Portfolio Company Objective [Text Block]	Long-term capital appreciation.
Portfolio Company Name [Text Block]	Putnam VT Sustainable Future Fund - Class IA
Current Expenses [Percent]	0.81%
Average Annual Total Returns, 1 Year [Percent]	15.23%
Average Annual Total Returns, 5 Years [Percent]	9.82%
Average Annual Total Returns, 10 Years [Percent]	9.11%
Lincoln InvestmentSolutions RIA | PutnamVTSustainableLeadersFundClassIAMember
Prospectus:
Portfolio Company Objective [Text Block]	Long-term capital appreciation.
Portfolio Company Name [Text Block]	Putnam VT Sustainable Leaders Fund - Class IA
Current Expenses [Percent]	0.63%
Average Annual Total Returns, 1 Year [Percent]	23.33%
Average Annual Total Returns, 5 Years [Percent]	14.00%
Average Annual Total Returns, 10 Years [Percent]	13.78%
Lincoln InvestmentSolutions RIA | TOPSBalancedETFPortfolioServiceClassSharesMember
Prospectus:
Portfolio Company Objective [Text Block]	Income and capital appreciation. A fund of funds.
Portfolio Company Name [Text Block]	TOPS® Balanced ETF Portfolio - Service Class Shares
Portfolio Company Adviser [Text Block]	Valmark Advisers, Inc.
Current Expenses [Percent]	0.60%
Average Annual Total Returns, 1 Year [Percent]	6.79%
Average Annual Total Returns, 5 Years [Percent]	4.63%
Lincoln InvestmentSolutions RIA | TOPSModerateGrowthETFPortfolioServiceClassSharesMember
Prospectus:
Portfolio Company Objective [Text Block]	Capital Appreciation. A fund of funds.
Portfolio Company Name [Text Block]	TOPS® Moderate Growth ETF Portfolio - Service Class Shares
Portfolio Company Adviser [Text Block]	Valmark Advisers, Inc.
Current Expenses [Percent]	0.59%
Average Annual Total Returns, 1 Year [Percent]	8.73%
Average Annual Total Returns, 5 Years [Percent]	6.00%
Lincoln InvestmentSolutions RIA | CurrentInitialProtectedLifetimeIncomeFeeRateSingleLifeMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.50%
Lincoln InvestmentSolutions RIA | CurrentInitialProtectedLifetimeIncomeFeeRateJointLifeMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.60%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.60%
Lincoln InvestmentSolutions RIA | i4LIFEAdvantageSelectGuaranteedIncomeBenefitContractownersfromLincolnProtectedPaySelectCoreSingleMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.50%
Lincoln InvestmentSolutions RIA | i4LIFEAdvantageSelectGuaranteedIncomeBenefitContractownersfromLincolnProtectedPaySelectCoreJointMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.60%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.60%
Lincoln InvestmentSolutions RIA | i4LIFEAdvantageGuaranteedIncomeBenefitManagedRiskContractownersfromLincolnProtectedPaySecureSingleMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.50%
Lincoln InvestmentSolutions RIA | i4LIFEAdvantageGuaranteedIncomeBenefitManagedRiskContractownersfromLincolnProtectedPaySecureJointMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.60%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.60%
Lincoln InvestmentSolutions RIA | EstateLockDeathBenefitRiderChargeRateMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.45%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.45%
Lincoln InvestmentSolutions RIA | LincolnProtectedPayandEstateLockProtectedLifetimeIncomeFeeRateMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.50%
Lincoln InvestmentSolutions RIA | i4LIFEAdvantageSelectGuaranteedIncomeBenefitContractownersfrom4LATERSelectAdvantageSingleMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.50%
Lincoln InvestmentSolutions RIA | i4LIFEAdvantageSelectGuaranteedIncomeBenefitContractownersfrom4LATERSelectAdvantageJointMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.60%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.60%
Lincoln InvestmentSolutions RIA | i4LIFEAdvantageSelectGuaranteedIncomeBenefitSingleLifeMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.55%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.55%
Lincoln InvestmentSolutions RIA | i4LIFEAdvantageSelectGuaranteedIncomeBenefitSingleLifeMember | PreviouslyOffered1Member
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.25%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.10%
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.25%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.10%
Lincoln InvestmentSolutions RIA | i4LIFEAdvantageSelectGuaranteedIncomeBenefitSingleLifeMember | Previously Offered [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.75%
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.75%
Lincoln InvestmentSolutions RIA | i4LIFEAdvantageSelectGuaranteedIncomeBenefitJointLIfeMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.75%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.75%
Lincoln InvestmentSolutions RIA | i4LIFEAdvantageSelectGuaranteedIncomeBenefitJointLIfeMember | PreviouslyOffered1Member
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.45%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.30%
Offered Starting [Date]	Aug. 19, 2024
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.45%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.30%
Lincoln InvestmentSolutions RIA | i4LIFEAdvantageSelectGuaranteedIncomeBenefitJointLIfeMember | Previously Offered [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.75%
Offered Starting [Date]	Aug. 19, 2024
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.75%
Lincoln InvestmentSolutions RIA | i4LIFEAdvantageGuaranteedIncomeBenefitManagedRiskSingleLifeMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.25%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.35%
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.25%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.35%
Lincoln InvestmentSolutions RIA | i4LIFEAdvantageGuaranteedIncomeBenefitManagedRiskJointLIfeMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.45%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.55%
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.45%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.55%
Lincoln InvestmentSolutions RIA | GuaranteeOfPrincipalDeathBenefitAge1to80Member
Prospectus:
Base Contract Expense (of Average Account Value), Minimum [Percent]	0.50%
Standard Benefit Expense (of Benefit Base), Maximum [Percent]	0.50%
Lincoln InvestmentSolutions RIA | GuaranteeOfPrincipalDeathBenefitAge81to85Member
Prospectus:
Base Contract Expense (of Average Account Value), Maximum [Percent]	0.70%
Standard Benefit Expense (of Benefit Base), Maximum [Percent]	0.70%
Lincoln InvestmentSolutions RIA | DollarCostAveragingMember
Prospectus:
Name of Benefit [Text Block]	Dollar-Cost Averaging
Purpose of Benefit [Text Block]	Allows you to automatically transfer amounts between certain investment options on a monthly basis.
Standard Benefit Expense (of Other Amount), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	Minimum amount to be dollar cost averaged is $1,500 over any time period between 3 and 60 months.●Cannot be used simultaneously with portfolio rebalancing.
Name of Benefit [Text Block]	Dollar-Cost Averaging
Operation of Benefit [Text Block]	Dollar-Cost Averaging. Dollar-cost averaging allows you to transfer amounts from the DCA fixed account, if available, or certain Subaccounts into the Subaccounts on a monthly basis or in accordance with other terms we make available. You may elect to participate in the DCA program at the time of application or at any time before the selection of an Annuity Payout option by completing our election form, by calling our Home Office, or by other electronic means. The minimum amount to be dollar cost averaged (DCA’d) is $1,500 over any time period between three and 60 months. We may offer different time periods for new Purchase Payments and for transfers of Contract Value. State variations may exist. Once elected, the program will remain in effect until the earlier of:●the selection of an Annuity Payout option;●the value of the amount being DCA’d is depleted; or●you cancel the program by written request or by telephone if we have your telephone authorization on file. We reserve the right to limit certain time periods or to restrict access to this program at any time. A transfer made as part of this program is not considered a transfer for purposes of limiting the number of transfers that may be made, or assessing any charges which may apply to transfers. Upon receipt of an additional Purchase Payment allocated to the DCA fixed account, the existing program duration will be extended to reflect the end date of the new DCA program. However, the existing interest crediting rate will not be extended. The existing interest crediting rate will expire at its originally scheduled expiration date and the value remaining in the DCA account from the original amount as well as any additional Purchase Payments will be credited with interest at the standard DCA rate at the time. If you cancel the DCA program, your remaining Contract Value in the DCA program will be allocated to the Subaccounts according to your allocation instructions. We reserve the right to discontinue or modify this program at any time. If you have chosen DCA from one of the Subaccounts, only the amount allocated to that DCA program will be transferred. Investment gain, if any, will remain in that Subaccount unless you reallocate it to one of the other Subaccounts. If you are enrolled in automatic rebalancing, this amount may be automatically rebalanced based on your allocation instructions in effect at the time of rebalancing. DCA does not assure a profit or protect against loss.
Lincoln InvestmentSolutions RIA | PortfolioRebalancingMember
Prospectus:
Name of Benefit [Text Block]	Portfolio Rebalancing
Purpose of Benefit [Text Block]	Allows you to automatically reallocate your Contract Value among investment options on a periodic basis based on your standing allocation instructions.
Standard Benefit Expense (of Other Amount), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	Cannot be used simultaneously with dollar cost averaging.
Name of Benefit [Text Block]	Portfolio Rebalancing
Operation of Benefit [Text Block]	Portfolio Rebalancing. Portfolio rebalancing is an option that restores to a pre-determined level the percentage of Contract Value allocated to each Subaccount. The rebalancing may take place monthly, quarterly, semi-annually or annually. Rebalancing events will be noted on your quarterly statement. The fixed account is not available for portfolio rebalancing. Only one of the two additional services (DCA and portfolio rebalancing) may be used at one time. For example, you cannot have DCA and portfolio rebalancing running simultaneously. We reserve the right to discontinue any or all of these administrative services at any time.
Lincoln InvestmentSolutions RIA | AutomaticWithdrawalServiceMember
Prospectus:
Name of Benefit [Text Block]	Automatic Withdrawal Service
Purpose of Benefit [Text Block]	Allows you to take periodic withdrawals from your Contract automatically.
Standard Benefit Expense (of Other Amount), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	Automatically terminates once i4LIFE® Advantage begins.
Name of Benefit [Text Block]	Automatic Withdrawal Service
Operation of Benefit [Text Block]	Automatic Withdrawal Service. The automatic withdrawal service (AWS) provides for an automatic periodic withdrawal of your Contract Value. Withdrawals under AWS will be noted on your quarterly statement. Confirmation statements for each individual withdrawal will not be issued. AWS is also available for amounts allocated to the fixed account, if applicable.
Lincoln InvestmentSolutions RIA | AdvisoryFeeWithdrawalsMember
Prospectus:
Name of Benefit [Text Block]	Advisory Fee Withdrawals
Purpose of Benefit [Text Block]	Allows you to take withdrawals from your Contract to pay the advisory fees.
Standard Benefit Expense (of Other Amount), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	●May not be available in all states.●You may take Advisory Fee Withdrawals up to 1.25% annually without negatively impacting your rider guarantees. ●The deduction of advisory fees from Contract Value may reduce the Death Benefit and other guaranteed benefits (unless the requirements listed above are met), and may be subject to federal and state income taxes and a 10% federal penalty tax.
Name of Benefit [Text Block]	Advisory Fee Withdrawals
Operation of Benefit [Text Block]	Advisory Fee Withdrawals You may elect to take withdrawals from your Contract to pay the advisory fees associated with your Fee-Based Financial Plan (Advisory Fee Withdrawals). This Advisory Fee Withdrawal treatment may not be available in all states. You may take Advisory Fee Withdrawals of up to 1.25% annually without negatively impacting your Living Benefit Rider. Advisory Fee Withdrawals may not be available in all states, and certain advisory firms may not allow withdrawals to pay advisory fees, so please check with your financial professional. Cumulative annual Advisory Fee Withdrawals up to 1.25% of your Contract Value within a Contract Year will not reduce your guarantees or be considered a withdrawal under your Living Benefit Rider. We reserve the right to increase or decrease this percentage at any time. For cumulative annual Advisory Fee Withdrawals that exceed 1.25% of your Contract Value within a Contract Year, the portion of the Advisory Fee Withdrawal over 1.25% will reduce your guarantees and will be treated as a withdrawal under your Living Benefit Rider. Your Contract Value will be reduced by the amount of each Advisory Fee Withdrawal. Please refer to each rider section below to determine how Advisory Fee Withdrawals impact each rider.
Lincoln InvestmentSolutions RIA | HighestAnniversaryDeathBenefitMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.25%
Optional Benefit Expense, Footnotes [Text Block]	As an annualized percentage of the highest anniversary value at the time of the charge. We will deduct this charge from the Contract Value on a quarterly basis, with the first deduction occurring on the Valuation Date on or next following the three-month anniversary of the rider effective date. See the Charges and Other Deductions section for a discussion of how the charge is calculated. The Guarantee of Principal Death Benefit product charge also applies.
Name of Benefit [Text Block]	Highest Anniversary Death Benefit
Purpose of Benefit [Text Block]	Provides a Death Benefit equal to the greatest of (1) Contract Value; (2) all Purchase Payments, adjusted for withdrawals; (3) the highest anniversary value on any contract anniversary prior to age 81st as adjusted for withdrawals.
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.25%
Optional Benefit Expense, Footnotes [Text Block]	As an annualized percentage of the highest anniversary value at the time of the charge. We will deduct this charge from the Contract Value on a quarterly basis, with the first deduction occurring on the Valuation Date on or next following the three-month anniversary of the rider effective date. See the Charges and Other Deductions section for a discussion of how the charge is calculated. The Guarantee of Principal Death Benefit product charge also applies.
Brief Restrictions / Limitations [Text Block]	●Not available if age 76 or older at the time of issuance. ●Withdrawals could significantly reduce the benefit. ●Poor investment performance could significantly reduce and limit potential increase to the highest Contract Value.
Name of Benefit [Text Block]	Highest Anniversary Death Benefit
Operation of Benefit [Text Block]	Availability. The Highest Anniversary Death Benefit may not be available in all states. Please check with your financial professional regarding availability. The Highest Anniversary Death Benefit is available for both qualified and nonqualified contracts, and can only be elected at the time the Contract is purchased. If elected, the rider will be effective on the Contract’s effective date. The oldest Contractowner, joint owner (if applicable), or Annuitant must be under age 76 at the time of election. There is an additional charge for this Death Benefit. The Highest Anniversary Death Benefit may not be terminated unless you surrender the Contract. In addition, the rider will terminate: 1.on the Annuity Commencement Date; 2.on the date the Lifetime Income Period begins under i4LIFE® Advantage; 3.upon payment of a Death Benefit under the Highest Anniversary Death Benefit unless the surviving spouse elects to continue the Contract as the new Contractowner; or 4.at any time all Contractowners or Annuitants are changed. In this situation, the remaining Death Benefit will be the Contract Value Death Benefit. If the Beneficiary is the spouse of the Contractowner, the surviving spouse may elect to continue the Contract as the new Contractowner. In this situation, a portion of the Death Benefit may be credited to the Contract. Any portion of the Death Benefit that would have been payable (if the Contract had not been continued) that exceeds the current Contract Value on the Valuation Date we approve the claim will be added to the Contract Value. The Highest Anniversary Death Benefit may not be discontinued once elected.
Calculation Method of Benefit [Text Block]	Highest Anniversary Death Benefit. If the Highest Anniversary Death Benefit is in effect, the Death Benefit paid will be the greatest of: ●the current Contract Value as of the Valuation Date we approve the payment of the claim; or ●the sum of all Purchase Payments decreased by withdrawals in the same proportion that withdrawals reduced the Contract Value. Regular Income Payments under i4LIFE® Advantage and withdrawals less than or equal to the Protected Annual Income amount under applicable Living Benefit Riders (except Lincoln Wealth PassSM) reduce the sum of all Purchase Payment amounts on a dollar for dollar basis. See Living Benefit Riders – Lincoln ProtectedPay® lifetime income suite or Appendix C – Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk), Lincoln Market Select® Advantage and Lincoln Max 6 SelectSM Advantage; or ●the highest anniversary value on any contract anniversary (including the inception date) (determined before the allocation of any Purchase Payments on that contract anniversary) prior to the 81st birthday of the oldest Contractowner, joint owner (if applicable), or Annuitant and prior to death of the Contractowner, joint owner (if applicable) or Annuitant for whom a Death Benefit is payable. The highest Contract Value is increased by Purchase Payments and is decreased by withdrawals subsequent to the anniversary date in the same proportion that withdrawals reduced the Contract Value. Regular Income Payments under i4LIFE® Advantage and withdrawals less than or equal to the Protected Annual Income amount under applicable Living Benefit Riders reduce the highest anniversary value on a dollar for dollar basis. See Living Benefit Riders – Lincoln ProtectedPay® lifetime income suite or Appendix C – Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk), Lincoln Market Select® Advantage and Lincoln Max 6 SelectSM Advantage. The following example shows how the Death Benefit amount is calculated under the Highest Anniversary Death Benefit:
July 3, 2025 – Initial deposit/Contract Value	$100,000
July 3, 2035 – Contract Value	$125,000
July 3, 2039 – Contract Value	$123,500
●The Highest Anniversary Death Benefit equal to the highest Contract Value or any contract anniversary, so the amount of the Death Benefit paid equals $125,000. In a declining market, withdrawals deducted in the same proportion that withdrawals reduce the Contract Value may have a magnified effect on the reduction of the Death Benefit payable. This is because the reduction in the benefit may be more than the dollar amount withdrawn from the Contract Value. All references to withdrawals include deductions for any applicable charges associated with those withdrawals and premium taxes, if any.
Lincoln InvestmentSolutions RIA | EstateLockDeathBenefitMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.60%
Name of Benefit [Text Block]	Estate LockSM Death Benefit
Purpose of Benefit [Text Block]	Works in conjunction with the Lincoln ProtectedPay® and Estate LockSM rider to provide a Death Benefit equal to the greatest of (1) Contract Value; (2) all Purchase Payments, as adjusted for Excess Withdrawals
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.60%
Brief Restrictions / Limitations [Text Block]	●Available only at issue, and only in conjunction with the Lincoln ProtectedPay® and Estate LockSM rider.●Available only if 35 to 75 years of age at the time of issuance.●Joint life option is not available.●Excess Withdrawals could significantly reduce or terminate the benefit.●The fee rate may increase at any time after ten years from the rider effective date.●Additional Purchase Payments may be limited.
Name of Benefit [Text Block]	Estate LockSM Death Benefit
Operation of Benefit [Text Block]	Availability. The Estate LockSM Death Benefit can only be elected at the time the Contract is purchased, and only in conjunction with the Lincoln ProtectedPay® and Estate LockSM rider, subject to state availability and broker-dealer approval. The rider will be effective on the Contract’s effective date. The Contractowner/Annuitant must be 35 to 75 years of age at the time the Contract is issued. The Estate LockSM Death Benefit may not be terminated unless you surrender the Contract. In addition, the Death Benefit rider will terminate: 1.on the selection of an Annuity Payout option; 2.if a withdrawal is taken prior to the youngest age on the Rate Sheet; 3.upon the termination of the Lincoln ProtectedPay® and Estate LockSM rider; 4.if the Contract Value is reduced to zero; 5.upon the election of any Annuity Payout option, including i4LIFE® Advantage; 6.upon the death of the Annuitant; or 7.at any time the Contractowner/Annuitant is changed. If the Beneficiary is the spouse of the Contractowner, the surviving spouse may elect to continue the Contract as the new Contractowner but will not be allowed to assume the Estate LockSM Death Benefit. Upon death of the spouse who continues the Contract, the Account Value Death Benefit will be paid.
Calculation Method of Benefit [Text Block]	Estate LockSM Death Benefit. The Estate LockSM Death Benefit provides a Death Benefit equal to the greater of: ●the current Contract Value as of the Valuation Date we approve the payment of the claim upon the death of the Contractowner/Annuitant; or ●the sum of all Purchase Payments decreased by Excess Withdrawals in the same proportion that withdrawals reduced the Contract Value. Withdrawals less than or equal to the Protected Annual Income amount under Lincoln ProtectedPay® and Estate LockSM, and annual Advisory Fee Withdrawals up to 1.25% of your Contract Value within a Contract Year do not reduce the sum of all Purchase Payments for this Death Benefit. All withdrawals reduce the Contract Value. For example, assume an initial deposit into the Contract of $10,000, and a $500 withdrawal has been taken that is equal to or less than the Protected Annual Income Amount. The Contract Value decreases due to subaccount performance and equals $8,000 on the Valuation Date the death claim is approved. Since your principal is guaranteed and not reduced for Protected Annual Income, the amount of the Death Benefit paid equals $10,000. In a declining market, Excess Withdrawals reduce the Death Benefit in the same proportion the Contract Value is reduced, which may have a magnified effect on the reduction of the Death Benefit payable. This is because the reduction in the benefit may be more than the dollar amount withdrawn from the Contract Value. All references to Excess Withdrawals include deductions for premium taxes, if any. Subject to state and broker-dealer approval, annual Advisory Fee Withdrawals up to 1.25% of your Contract Value within a Contract Year will not be considered a withdrawal under your Death Benefit calculation of the sum of all Purchase Payments. Your Contract Value will be reduced by the amount of the withdrawal, but the value of your Death Benefit will not be negatively impacted. For annual Advisory Fee Withdrawals that exceed 1.25% of your Contract Value within a Contract Year, the portion of the Advisory Fee Withdrawal over 1.25% will be treated as a withdrawal under this Death Benefit and will reduce your guarantee if it is considered an Excess Withdrawal.
Lincoln InvestmentSolutions RIA | LincolnProtectedPayandEstateLockMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.75%
Name of Benefit [Text Block]	Lincoln ProtectedPay® and Estate LockSM
Purpose of Benefit [Text Block]	Provides:●A combination Death Benefit and Living Benefit Rider;●Varying income options;●Guaranteed lifetime periodic withdrawals up to the Protected Annual Income amount;●An Enhancement to the Protected Income Base;●Account Value Step-ups of the Protected Income Base; and●Age-based increases to the Protected Annual Income amount.
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.75%
Brief Restrictions / Limitations [Text Block]	●Available only at issue, and only in conjunction with the Estate LockSM Death Benefit.●Investment Requirements apply.●Excess Withdrawals could significantly reduce or terminate the benefit.●Any withdrawal may negatively impact or eliminate the potential for enhancements or step-ups.●Subject to a $10 million maximum, which includes the total guaranteed amounts across all Living Benefit Riders.●The fee rate may increase with additional Purchase Payments, step-ups, and at any time after ten years from the rider effective date.●Additional Purchase Payments may be limited.
Name of Benefit [Text Block]	Lincoln ProtectedPay® and Estate LockSM
Operation of Benefit [Text Block]	Lincoln ProtectedPay® and Estate LockSM Lincoln ProtectedPay® and Estate LockSM is a combination Living Benefit Rider and Death Benefit rider. These riders are designed to work in conjunction with each other and may not be purchased separately. Lincoln ProtectedPay® and Estate LockSM is available for purchase (subject to state availability and broker-dealer approval), and provides: ●Guaranteed lifetime periodic withdrawals up to the Protected Annual Income amount which is based upon a guaranteed Protected Income Base; ●An Enhancement amount added to the Protected Income Base if certain criteria are met, as set forth below; ●Annual step-ups of the Protected Income Base to the Contract Value if the Contract Value is equal to or greater than the Protected Income Base after an Enhancement; ●Age-based increases to the Protected Annual Income amount (after reaching a higher age-band and after an Account Value Step-up); and ●A Death Benefit payable to the Beneficiary of your Contract upon the death of the Annuitant. The Living Benefit feature of the rider provides flexible investment and income choices to meet your individual needs by offering two different options: ●Lincoln ProtectedPay Select Core® ●Lincoln ProtectedPay Secure Core® You should carefully consider which option is the best option for you. Once the rider is terminated, you may not re-elect it or elect a new version of the rider. Consider the following: ●The Select option provides more investment choices, but overall, lower income rates. ●The Secure option provides fewer investment choices, but overall, higher income rates. Protected Annual Income lifetime income payments are based upon specified percentages of the Protected Income Base, which are age-based and may increase over time. Please note any withdrawals made prior to the minimum withdrawal age, as stated on the Rate Sheet, are considered Excess Withdrawals. Additionally, Advisory Fee Withdrawals that exceed the Advisory Fee withdrawal percentage and the Protected Annual Income amount are considered Excess Withdrawals. In most states, amounts that are payable to any assignee or assignee’s bank account are considered Excess Withdrawals. Excess Withdrawals may significantly reduce your Protected Income Base, Enhancement Value, and Enhancement Base as well as your Protected Annual Income amount by an amount greater than the dollar amount of the Excess Withdrawal and will terminate the rider if the Protected Income Base is reduced to zero. If the Enhancement Base is reduced to zero, you will not be eligible for further Enhancements. Withdrawals, including the portion of cumulative Advisory Fee Withdrawals over 1.25%, will also negatively impact the availability of an Enhancement. The Contractowner or Annuitant may not be changed while this rider is in effect, including any sale or assignment of the contract as collateral. Availability. State variations may exist. The Lincoln ProtectedPay® and Estate LockSM rider can only be elected at the time the Contract is purchased, and only in conjunction with the Estate LockSM Death Benefit, subject to approval in your state. The rider will be effective on the Contract’s effective date. The initial Purchase Payment must be at least $25,000. Rider elections are subject to Home Office approval if total Purchase Payments equal $2 million or more. Lincoln ProtectedPay® and Estate LockSM is available for purchase with nonqualified and qualified (IRAs and Roth IRAs) annuity contracts. The Contractowner or Annuitant must be 35 to 75 years of age at the time the Contract is issued (at least age 58 for contracts issued in the state of Maryland).Excess Withdrawals. Excess Withdrawals are: 1.the cumulative amounts withdrawn from the contract during the Benefit Year (including the current withdrawal) that exceed the Protected Annual Income amount at the time of the withdrawal; 2.withdrawals made prior to the minimum withdrawal age, as stated on the Rate Sheet; or 3.withdrawals that are payable to any assignee or assignee’s bank account. Advisory Fee Withdrawals that exceed the Advisory Fee Withdrawal percentage where it was made prior to the minimum withdrawal age as stated on your Rate Sheet, or that exceed the Protected Annual Income amount are considered Excess Withdrawals. When an Excess Withdrawal occurs: 1.the Protected Income Base, Enhancement Base and Enhancement Value are reduced by the same proportion that the Excess Withdrawal reduces the Contract Value. This means that the reduction in the Protected Income Base, Enhancement Base and Enhancement Value could be more than the dollar amount of the withdrawal; and 2.the Protected Annual Income amount will be recalculated to equal the applicable Protected Annual Income rate multiplied by the new (reduced) Protected Income Base (after the proportionate reduction for the Excess Withdrawal). Your quarterly statements will include the Protected Annual Income amount (as adjusted for Protected Annual Income amount payments in a Benefit Year, Excess Withdrawals and additional Purchase Payments) available to you for the Benefit Year, if applicable, in order for you to determine whether a withdrawal may be an Excess Withdrawal. We encourage you to either consult with your financial professional or call us at 1-877-534-8255.if you have any questions about Excess Withdrawals. The following example demonstrates the impact of an Excess Withdrawal on the Protected Income Base, the Enhancement Base, the Enhancement Value, the Protected Annual Income amount, and your Contract Value. The example assumes that the Contractowner makes a $10,940 withdrawal which causes an $10,200 reduction in the Protected Income Base and Enhancement Base. Prior to Excess Withdrawal:
Contract Value = $60,000
Protected Income Base = $85,000
Enhancement Base = $85,000
Enhancement Value = $85,000
Protected Annual Income amount = $4,250 (5% of the Protected Income Base of $85,000) After a $10,940 withdrawal ($4,250 is within the Protected Annual Income amount, $6,690 is the Excess Withdrawal): The Contract Value is reduced by the amount of the Protected Annual Income amount of $4,250 and the Protected Income Base. Enhancement Base and Enhancement Value are not reduced: Contract Value = $55,750 ($60,000 - $4,250)
Protected Income Base = $85,000
Enhancement Base = $85,000
Enhancement Value = $85,000 The Contract Value is also reduced by the $6,690 Excess Withdrawal and the Protected Income Base, Enhancement Base, and Enhancement Value are reduced by 12%, the same proportion by which the Excess Withdrawal reduced the $55,750. Contract Value = $49,060 ($55,750 - $6,690).
Contract Value reduction % due to the Excess Withdrawal = 12% ($6,690 ÷ $55,750)
Protected Income Base = $74,800 ($85,000 x 12% = $10,200; $85,000 - $10,200 = $74,800)
Enhancement Base = $74,800 ($85,000 x 12% = $10,200; $85,000 - $10,200 = $74,800)
Enhancement Value = $74,800 ($85,000 x 12% = $10,200; $85,000 - $10,200 = $74,800)
Protected Annual Income amount = $3,740 (5% of $74,800 Protected Income Base) On the following Benefit Year anniversary: Contract Value = $48,000
Protected Income Base = $74,800
Enhancement Base = $74,800
Enhancement Value = $74,800
Protected Annual Income amount = $3,740 (5% x $74,800) In a declining market, Excess Withdrawals may significantly reduce your Protected Income Base, Enhancement Base, Enhancement Value and Protected Annual Income amount. This is because the reduction in the benefit may be more than the dollar amount withdrawn from the Contract Value. If the Protected Income Base is reduced to zero due to an Excess Withdrawal, the rider will terminate. If the Contract Value is reduced to zero due to an Excess Withdrawal, the rider and Contract will terminate. Withdrawals from IRA contracts will not be considered Excess Withdrawals (even if they exceed the Protected Annual Income amount) only if the withdrawals are taken as systematic installments of the amount needed to satisfy the required minimum distribution (RMD) rules under Internal Revenue Code Section 401(a)(9). In addition, in order for this exception for RMDs to apply, the following must occur: 1.Lincoln’s automatic withdrawal service is used to calculate and pay the RMD; 2.The RMD calculation must be based only on the value in this contract; 3.No withdrawals other than RMDs are made within the Benefit Year (except as described in the next paragraph); 4.This contract is not a beneficiary IRA; and 5.You reach the minimum age, as stated on the Rate Sheet. If your RMD withdrawals during a Benefit Year are less than the Protected Annual Income amount, an additional amount up to the remaining Protected Annual Income amount may be withdrawn. If a withdrawal, other than an RMD is made during the Benefit Year, then all amounts withdrawn in excess of the Protected Annual Income amount, including amounts attributable to RMDs, will be treated as Excess Withdrawals. Distributions from qualified contracts are generally taxed as ordinary income. Distributions from nonqualified contracts that are includable in gross income are also generally taxed as ordinary income. See the prospectus - Federal Tax Matters. Protected Annual Income Payout Option. The Protected Annual Income Payout Option (“PAIPO”) is an Annuity Payout option under which you will receive annuity payments for life. This option is different from other Annuity Payout options including i4LIFE® Advantage, which are based on your Contract Value. If you are required to take annuity payments because you have reached the Annuity Commencement Date, you have the option of electing the PAIPO. If the Contract Value is reduced to zero and you have a remaining Protected Income Base, you will receive the PAIPO. Annuity payments made under PAIPO will be equal to the Protected Income Base multiplied by the Protected Annual Income rate listed on your Rate Sheet. Payment frequencies other than annual may be available. You will have no other contract features other than the right to receive annuity payments equal to the Protected Annual Income amount for the life of the Annuitant. Once you elect the PAIPO, the death benefit terminates, and the Beneficiary will not receive a death benefit payment. Death Prior to the Selection of an Annuity Payout Option. Lincoln ProtectedPay® and Estate LockSM riders have no provision for a payout of the Protected Income Base, Enhancement Base or Enhancement Value upon death of the Contractowner or Annuitant and provides no increase in value to the Estate LockSM Death Benefit over and above what the Death Benefit provides in the base contract. At the time of death, if the Contract Value equals zero, no Death Benefit options (as described in the prospectus) will be in effect. All Death Benefit payments must be made in compliance with Internal Revenue Code Sections 72(s) or 401(a)(9) as applicable as amended from time to time. See Benefits Available Under the Contract – Death Benefits. Upon the death of the Contractowner or Annuitant, this rider will end and no further Protected Annual Income amounts are available (even if there was a Protected Income Base in effect at the time of the death). Termination. The Contractowner may not voluntarily terminate the rider, but the rider will automatically terminate: ●on the selection of an Annuity Payout option (except payments under the Protected Annual Income Amount Annuity Payout Option will continue if applicable); ●upon the election of any Annuity Payout option, including i4LIFE® Advantage; ●upon death of the Contractowner or Annuitant; ●when the Protected Annual Income amount or Contract Value is reduced to zero due to an Excess Withdrawal; ●if the Contractowner or Annuitant is changed including any sale or assignment of the contract or any pledge of the contract as collateral; ●on the date the Contractowner is changed pursuant to an enforceable divorce agreement or decree; or ●upon surrender or termination of the underlying annuity contract. The termination will not result in any increase in Contract Value equal to the Protected Income Base, Enhancement Base or Enhancement Value. Upon effective termination of this rider, the benefit and charges within this rider will terminate. If you terminate the rider, we reserve the right to require a 12-month wait after this termination before you can elect any Living Benefit Rider available for purchase at that time, except i4LIFE® Advantage. Once this rider is terminated, it may not be re-elected.
Calculation Method of Benefit [Text Block]	Benefit Year. The Benefit Year is the 12-month period starting with the effective date of the rider and starting with each anniversary of the rider effective date after that. If your Benefit Year anniversary falls on a day that the New York Stock Exchange is closed, any benefit calculations scheduled to occur on that anniversary will occur on the next Valuation Date. Protected Income Base and Enhancement Base. The Protected Income Base is a value used to calculate your Protected Annual Income amount. The initial Protected Income Base will equal your initial Purchase Payment. The Protected Income Base is increased by subsequent Purchase Payments, Account Value Step-ups and Enhancements, and decreased by Excess Withdrawals in accordance with the provisions set forth below. The Protected Income Base will be reset on each Benefit Year anniversary to the greater of the current Protected Income Base, the Enhancement Value, or the Account Value Step-up. The maximum Protected Income Base is $10 million, which includes the total guaranteed amounts under the Living Benefit Riders of all Lincoln Life contracts (or contracts issued by our affiliates) owned by you. State variations may exist. The Enhancement Base is the value used to calculate the amount that may be added to the Enhancement Value. The Enhancement Base is equal to the initial Purchase Payment or the Contract Value on the effective date of the rider, increased by subsequent Purchase Payments (according to the timeline outlined below) and decreased by Excess Withdrawals in accordance with the provisions set forth below. The Enhancement Base is not increased by an Enhancement or Account Value Step-up. The Protected Income Base, Enhancement Value, and the Enhancement Base are not available to you as a lump sum withdrawal or as a Death Benefit. Additional Purchase Payments received after the rider effective date automatically increase the Protected Income Base, Enhancement Value and the Enhancement Base by the amount of the Purchase Payment (not to exceed the maximum Protected Income Base); for example, a $10,000 additional Purchase Payment will increase the Protected Income Base, Enhancement Value and Enhancement Base by $10,000. Any Purchase Payment will be added immediately to the Protected Income Base and the Enhancement Value and will result in an increased Protected Annual Income amount but must be invested in the contract at least one Benefit Year before it will be added to the Enhancement Base. Any Purchase Payments made within the first 90 days after the effective date of the rider will be included in the Enhancement Base for purposes of calculating the Enhancement on the first Benefit Year anniversary. After the first anniversary of the rider effective date, once cumulative additional Purchase Payments exceed $100,000, additional Purchase Payments will be limited to $50,000 per Benefit Year without Home Office approval. Additional Purchase Payments will not be allowed if the Contract Value decreases to zero for any reason, including market loss. Enhancement. We will calculate the Enhancement Value on each Benefit Year anniversary during the Enhancement Period if no withdrawal occurred in that Benefit Year. The Enhancement will occur on a Benefit Year anniversary only if all following conditions are satisfied. On each Benefit Year anniversary, the Protected Income Base will be the greater of the Contract Value and the Enhancement Value, if: 1. the Contractowner/Annuitant is under age 86; 2. there are no withdrawals in the preceding Benefit Year, including cumulative Advisory Fee Withdrawals in excess of 1.25% of your Contract Value for that Contract Year; 3. the rider is within the Enhancement Period; 4. the Enhancement Value is greater than the Protected Income Base immediately prior to a Benefit Year anniversary adjustment; 5. the Enhancement Value is greater than an Account Value Step-up that may have occurred on the same Benefit Year anniversary; and 6. the Enhancement Base is greater than zero. The initial Enhancement Value on the first Benefit Year anniversary, assuming no withdrawal occurred in that Benefit Year, is the sum of (A) and ((A multiplied by (B)), where “A” is the Enhancement Base and “B” is the Enhancement Rate. If there is a withdrawal, the Enhancement Value will not increase that year. On each subsequent rider date anniversary thereafter, assuming no withdrawal occurred in that Benefit Year, the Enhancement Value established on the previous Benefit Year anniversary is increased by an amount equal to the Enhancement Base multiplied by the Enhancement Rate. Excess Withdrawals reduce the Protected Income Base, Enhancement Value and Enhancement Base as discussed below. The reduction to the Protected Income Base, Enhancement Value and the Enhancement Base could be more than the dollar amount of the withdrawal. Withdrawals less than or equal to the Protected Annual Income amount will not reduce the Protected Income Base, Enhancement Value or Enhancement Base. The current Enhancement rate applicable to new rider elections is determined in our sole discretion based on current economic factors including interest rates and equity market volatility. Generally, the rate may increase or decrease based on changes in equity market volatility, prevailing interest rates, or as a result of other economic conditions. The rate structure is intended to help us provide the guarantees under the rider. The Enhancement rate for new rider elections may be higher or lower than prior rates, but for existing Contractowners that have elected the rider, your rate will not change as a result. The Enhancement rate applicable to new rider elections is set forth in a Rate Sheet prospectus supplement. The Rate Sheet indicates the Enhancement rate and the date by which your application must be signed and dated for a rider to be issued with this rate. The rate may be superseded at any time, in our sole discretion, and may be higher or lower than the rate on the previous Rate Sheet. The effective date of a subsequent Rate Sheet will be at least 10 days after it is filed. In order to get the rate indicated in a Rate Sheet, your application must be sent to us and must be signed and dated on or after the effective date of the Rate Sheet. Current Rate Sheets will be included with the prospectus. You can also obtain the most current Rate Sheet by contacting your financial professional, online at www.lfg.com/VAprospectus or by calling us at 1-877-534-8255. Note: The Enhancement is not available on any Benefit Year anniversary if an Account Value Step-up to the Protected Income Base occurs, or where there has been a withdrawal of Contract Value (including a Protected Annual Income payment) in the preceding Benefit Year. If you are eligible (as defined above) for the Enhancement in the next Benefit Year, the Enhancement will not occur until the Benefit Year anniversary of that year. The following is an example of the impact of a 6% Enhancement on the Protected Income Base and assumes that no withdrawals have been made. Initial Purchase Payment = $100,000; Protected Income Base = $100,000; Enhancement Base = $100,000; Enhancement Value = $100,000 Additional Purchase Payment on day 30 = $15,000; Protected Income Base = $115,000; Enhancement Base = $115,000; Enhancement Value = $115,000 On the first Benefit Year anniversary, because the additional Purchase Payment is within the first 90 days after the effective date of the rider, the Protected Income Base and Enhancement Value will not be less than $121,900 (= $115,000 + ($100,000 x 6% + $15,000 x 6%)). Consider a further additional Purchase Payment on day 95 = $10,000; Protected Income Base = $125,000; Enhancement Base = $115,000; Enhancement Value = $125,000 On the first Benefit Year anniversary, because the additional Purchase Payment is after the first 90 days from the effective date of the rider, the Protected Income Base and Enhancement Value will not be less than $131,900 (= $125,000 + ($100,000 x 6% + $15,000 x 6%)). The additional $10,000 will be added to the Enhancement Base on the second Benefit Year anniversary. As explained below and as noted above, an Enhancement and Account Value Step-up will not occur in the same year. If the Account Value Step-up provides an increase equal to or greater than what the Enhancement provides, you will not receive the Enhancement. It is possible that this could happen each Benefit Year (because the Account Value Step-up provided a larger increase each year), and therefore the Enhancement would not apply. The Enhancement or the Account Value Step-up cannot increase the Protected Income Base above the maximum Protected Income Base of $10 million. An example of the impact of a withdrawal on the Enhancement is included in the Withdrawal Amount section below. Enhancement Period. The Enhancement Period is a 10-year period that begins on the effective date of the rider. Enhancements are not available once the Enhancement Period has expired. Account Value Step-ups. The Protected Income Base will increase up to equal the highest Contract Value on each Benefit Year anniversary if: a.the Contractowner/Annuitant are under age 86; and b.the highest Contract Value on that Benefit Year anniversary, after the deduction of any withdrawals (including the protected lifetime income fee and account fee, and Advisory Fee Withdrawals in excess of 1.25% of your Contract Value), plus any Purchase Payments made on that date, is greater than the Protected Income Base immediately prior to that Benefit Year anniversary; and c.the Contract Value is equal to or greater than the Enhancement Value on the same Benefit Year anniversary. The Account Value Step-up will not increase the Enhancement Base or the Enhancement Value and is available even in those years when a withdrawal has occurred. The protected lifetime income fee rate can change each time there is an Account Value Step-up. That means if the current fee rate has increased, this would cause an increase in your annual fee rate for this rider. If your fee rate is increased, you may opt out of the Account Value Step-up by giving us notice within 30 days after the Benefit Year anniversary. (See Protected Lifetime Income Fee – Lincoln ProtectedPay® and Estate LockSM Fee.) If you decline an Account Value Step-up, you will continue to be eligible for future Account Value Step-ups if you meet the conditions listed above. Following is an example of how the Account Value Step-ups and the Enhancement impact the Protected Income Base (assuming no withdrawals or additional Purchase Payments):
	Contract Value	Protected Income Base	Enhancement Base	Enhancement Value
At issue	$100,000	$100,000	$100,000	$100,000
1st Benefit Year anniversary	$104,000	$106,000	$100,000	$106,000
2nd Benefit Year anniversary	$115,000	$115,000	$100,000	$112,000
3rd Benefit Year anniversary	$116,000	$118,000	$100,000	$118,000
On the first Benefit Year anniversary, the Contract Value is higher than the previous Protected Income Base of $100,000, but since the Enhancement would increase the Protected Income Base to a higher amount, the Protected Income Base is increased to equal the Enhancement Value of $106,000, and the Enhancement Base remains at $100,000. On the second Benefit Year anniversary, the Contract Value of $115,000 is higher than the Enhancement Value of $112,000 ($112,000 = $106,000 + ($100,000 x 6%), so the Protected Income Base is increased to equal the Contract Value of $115,000, and the Enhancement Base remains at $100,000. On the third Benefit Year anniversary, the Contract Value is higher than the previous Protected Income Base of $115,000, but since the Enhancement would increase the Protected Income Base to a higher amount, the Protected Income Base is increased to equal the Enhancement Value of $118,000, and the Enhancement Base remains at $100,000. Withdrawal Amount. Protected Annual Income withdrawals are available at the youngest age on the Rate Sheet. The minimum age may vary between the different rider options. The Protected Annual Income amount may be withdrawn from the contract each Benefit Year. As long as the Protected Annual Income amount is not reduced to zero because of an Excess Withdrawal, these withdrawals may be taken for your lifetime. You will not be entitled to the Protected Annual Income amount if the Protected Income Base is reduced to zero as a result of an Excess Withdrawal. If either the Contract Value or the Protected Income Base is reduced to zero due to an Excess Withdrawal, the rider will terminate. In addition to the Protected Annual Income amount, you may take Advisory Fee Withdrawals of up to 1.25% of your Contract Value annually without that withdrawal being considered a withdrawal under your Living Benefit Rider. Certain states and certain broker-dealers or advisory firms may not allow withdrawals to pay advisory fees so please check with your financial professional. The portion of any Advisory Fee Withdrawal in excess of 1.25% of your Contract Value will reduce the amount of available Protected Annual Income each year and will be considered a withdrawal. The Protected Annual Income amount is determined by multiplying the Protected Income Base by the applicable rate, which varies by which rider option is selected and based on your age. The Protected Annual Income amount will change upon an Account Value Step-up, an Enhancement (if applicable), additional Purchase Payments, and Excess Withdrawals, as described below. The Protected Annual Income rates applicable to new rider elections are set forth in a supplement to this prospectus, called a Rate Sheet. The Rate Sheet indicates the Protected Annual Income rates and the date by which your application must be signed and dated for a contract to be issued with those rates. The rates may be superseded at any time, in our sole discretion, and may be higher or lower than the rates on the previous Rate Sheet. The effective date of a subsequent Rate Sheet will be at least 10 days after it is filed. In order to get the rate indicated in a Rate Sheet, your application must be sent to us and must be signed and dated on or after the effective date of the Rate Sheet. Current Rate Sheets will be included with the prospectus. You can also obtain the most current Rate Sheet by contacting your financial professional, online at www.lfg.com/VAprospectus or by calling us at 1-877-534-8255. After your first Protected Annual Income withdrawal, the Protected Annual Income rate will only increase on a Benefit Year anniversary on or after you have reached an applicable higher age band and after there has also been an Account Value Step-up. If you have reached an applicable higher age band and there has not also been a subsequent Account Value Step-up, then the Protected Annual Income rate will not increase until the next Account Value Step-up occurs. If you do not withdraw the entire Protected Annual Income amount during a Benefit Year, there is no carryover of the remaining amount into the next Benefit Year. If your Contract Value is reduced to zero for any reason other than for an Excess Withdrawal, the remaining Protected Annual Income amounts for that Benefit Year will be paid in a lump sum. On the next rider anniversary, the scheduled amount will automatically resume and continue for your life under the Protected Annual Income Payout Option. You may not withdraw the remaining Protected Income Base, Enhancement Base or Enhancement Value in a lump sum. Withdrawals equal to or less than the Protected Annual Income amount will not reduce the Protected Income Base, Enhancement Base or Enhancement Value. All withdrawals will decrease the Contract Value. The following example shows the calculation of the Protected Annual Income amount and how withdrawals less than or equal to the Protected Annual Income amount impact the Protected Income Base, the Enhancement Base, Enhancement Value, and the Contract Value. The example assumes a 5% Protected Annual Income rate and a Contract Value of $200,000 on the rider’s effective date:
Contract Value on the rider's effective date	$200,000
Protected Income Base, Enhancement Base and Enhancement Value on the rider's effective date	$200,000
Initial Protected Annual Income amount on the rider's effective date ($200,000 x 5%)	$10,000
Contract Value six months after rider's effective date	$210,000
Protected Income Base, Enhancement Base and Enhancement Value six months after rider's effective date	$200,000
Withdrawal six months after rider's effective date	$10,000
Contract Value after withdrawal ($210,000 - $10,000)	$200,000
Protected Income Base, Enhancement Base and Enhancement Value after withdrawal ($200,000 - $0)	$200,000
Contract Value on first Benefit Year anniversary	$205,000
Protected Income Base first Benefit Year anniversary	$205,000
Enhancement Value and Enhancement Base on first Benefit Year anniversary	$200,000
Protected Annual Income amount on first Benefit Year anniversary ($205,000 x 5%)	$10,250
Since there was a withdrawal during the first year, an Enhancement is not available, but the Account Value Step-up was available and increased the Protected Income Base to the Contract Value of $205,000. On the first Benefit Year anniversary, the Protected Annual Income amount is $10,250 (5% x $205,000). The Enhancement Base and Enhancement Value remain at $200,000. Purchase Payments added to the contract subsequent to the initial Purchase Payment will increase the Protected Annual Income amount by an amount equal to the applicable Protected Annual Income rate multiplied by the amount of the subsequent Purchase Payment. The Protected Annual Income payment amount will be recalculated immediately after a Purchase Payment is added to the contract. Enhancements and Account Value Step-ups will increase the Protected Income Base and thus the Protected Annual Income amount. The Protected Annual Income amount, after the Protected Income Base is adjusted by an Enhancement or an Account Value Step-up, will be equal to the adjusted Protected Income Base multiplied by the applicable Protected Annual Income rate.
Lincoln InvestmentSolutions RIA | LincolnProtectedPayMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.75%
Name of Benefit [Text Block]	Lincoln ProtectedPay® lifetime income suite
Purpose of Benefit [Text Block]	Provides:●Varying income options;●Guaranteed lifetime periodic withdrawals up to the Protected Annual Income amount;●An Enhancement that may increase the Protected Income Base;●Account Value Step-ups of the Protected Income Base; and●Age-based increases to the Protected Annual Income amount.
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.75%
Brief Restrictions / Limitations [Text Block]	●Investment Requirements apply.●Excess Withdrawals could significantly reduce or terminate the benefit. ●Any withdrawal may negatively impact or eliminate the potential for enhancements or step-ups.●Subject to a $10 million maximum, which includes the total guaranteed amounts across all Living Benefit Riders.●The fee rate may increase with additional Purchase Payments, step-ups, and at any time after ten years from the rider effective date.●Additional Purchase Payments may be limited.
Name of Benefit [Text Block]	Lincoln ProtectedPay® lifetime income suite
Operation of Benefit [Text Block]	Lincoln ProtectedPay® Lifetime Income Suite Lincoln ProtectedPay® is a suite of Living Benefit Riders available for purchase that provides: ●Guaranteed lifetime periodic withdrawals for you (and the Secondary Life if the joint life option is selected) up to the Protected Annual Income amount which is based upon a Protected Income Base; ●An Enhancement that increases the Protected Income Base if certain criteria are met, as set forth below; ●Annual step-ups of the Protected Income Base to the Contract Value if the Contract Value is equal to or greater than the Protected Income Base after an Enhancement; ●Age-based increases to the Protected Annual Income amount (after reaching a higher age-band and after an Account Value Step-up). The rider suite provides flexible investment and income choices to meet your individual needs through six options: ●Lincoln ProtectedPay Select Core® ●Lincoln ProtectedPay Secure Core® ●Lincoln ProtectedPay Select Plus® ●Lincoln ProtectedPay Secure Plus® ●Lincoln ProtectedPay Select Max® ●Lincoln ProtectedPay Secure Max® In the following discussion, Lincoln ProtectedPay Select Core® and Lincoln ProtectedPay Secure Core®, together, are referred to as the “Core options.” Lincoln ProtectedPay Select Plus® and Lincoln ProtectedPay Secure Plus®, together, are referred to as the “Plus options.” Lincoln ProtectedPay Select Max® and Lincoln ProtectedPay Secure Max®, together, are referred to as the “Max options”. You should carefully consider which is the best option for you. Consider the following: ●The Select options provide more investment choices, but overall, lower income rates. ●The Secure options provide less investment choice, but overall, higher income rates. ●The Core options provide level income that does not decrease if the Contract Value reaches $0 and the opportunity to transition to i4LIFE® Advantage Guaranteed Income Benefit. ●The Plus options provide higher initial income that decreases further than the Core options, if the Contract Value reaches $0. ●The Max options provide the highest initial income that decreases further than the Plus options, if the Contract Value reaches $0. The income option selected is irrevocable unless you follow the termination guidelines listed later in this discussion. Protected Annual Income payments are based upon specified percentages of the Protected Income Base, which are age-based and may increase over time. For the Plus and Max options, your Protected Annual Income payments will be reduced if your Contract Value is reduced to zero. You may receive Protected Annual Income payments for your lifetime or for the lifetimes of you and the Secondary Life if the joint life option is chosen. Please note any withdrawals made prior to the youngest age on the Rate Sheet, or that exceed the Protected Annual Income amount are considered Excess Withdrawals. Additionally, Advisory Fee Withdrawals that exceed the Advisory Fee withdrawal percentage and the Protected Annual Income amount are considered Excess Withdrawals. In most states, amounts that are payable to any assignee or assignee’s bank account are considered Excess Withdrawals. Excess Withdrawals may significantly reduce your Protected Income Base, Enhancement Value, and Enhancement Base by an amount greater than the dollar amount of the Excess Withdrawal and will terminate the rider if the Protected Income Base is reduced to zero. As a result, the Protected Annual Income amount would be reduced as well. If the Enhancement Base is reduced to zero, you will not be eligible for further Enhancements. Withdrawals, including the portion of cumulative Advisory Fee Withdrawals over 1.25%, will also negatively impact the availability of an Enhancement. The Contractowner, Annuitant or Secondary Life may not be changed while this rider is in effect (except if the Secondary Life assumes ownership of the Contract upon death of the Contractowner), including any sale or assignment of the Contract as collateral. Under the Lincoln ProtectedPay® riders, the Secondary Life must be the spouse. Availability. Lincoln ProtectedPay® riders are available for election on all new and existing contracts. If you elect the rider at contract issue, it will be effective on the Contract's effective date. If you elect the rider after the Contract is issued, the rider will be effective on the next Valuation Date following approval by us and will be the rider version available for sale at that time. We reserve the right to discontinue offering post-issue elections of this rider at any time upon advanced written notice to you. This means that there is a chance you may not be able to elect it in the future. The initial Purchase Payment or Contract Value (if purchased after the Contract is issued) must be at least $25,000. Rider elections are subject to Home Office approval if your Contract Value totals $2 million or more. Lincoln ProtectedPay® is available for purchase with nonqualified and qualified (IRAs and Roth IRAs) annuity contracts. The Contractowner/Annuitant as well as the Secondary Life under the joint life option must be age 85 or younger at the time this rider is elected (at least age 58 for contracts issued in the state of Maryland). If you own a Living Benefit Rider and you wish to elect Lincoln ProtectedPay®, you must first terminate your existing Living Benefit Rider. We reserve the right to require a 12-month wait after this termination, and you must also comply with your existing Living Benefit Rider’s termination rules, before you will be able to elect Lincoln ProtectedPay®. For further information on termination rules, see the “Termination” section associated with your Living Benefit Rider. In all cases, by terminating your existing Living Benefit Rider, you will no longer be entitled to any of the benefits that have accrued under that rider.Benefit Year. The Benefit Year is the 12-month period starting with the effective date of the rider and starting with each anniversary of the rider effective date after that. If your Benefit Year anniversary falls on a day that the New York Stock Exchange is closed, any benefit calculations scheduled to occur on that anniversary will occur on the next Valuation Date. Protected Income Base and Enhancement Base. The Protected Income Base is a value used to calculate your Protected Annual Income amount. The initial Protected Income Base varies based on when you elect the rider. If you elect the rider at the time you purchase the Contract, the initial Protected Income Base will equal your initial Purchase Payment. If you elect the rider after we issue the Contract, the initial Protected Income Base will equal the Contract Value on the effective date of the rider. The Protected Income Base is increased by subsequent Purchase Payments, Account Value Step-ups and Enhancements, and decreased by Excess Withdrawals in accordance with the provisions set forth below. The Protected Income Base will be reset on each Benefit Year anniversary to the greater of the current Protected Income Base, the Enhancement Value, or the Contract Value Step-up. The maximum Protected Income Base is $10 million, which includes the total guaranteed amounts under the Living Benefit Riders of all Lincoln Life contracts (or contracts issued by our affiliates) in which you (and/or Secondary Life if joint life option) are the covered lives. The Enhancement Base is the value used to calculate the amount that may be added to the Enhancement Value. The Enhancement Base is equal to the initial Purchase Payment or the Contract Value on the effective date of the rider, increased by subsequent Purchase Payments (according to the timeline outlined below) and decreased by Excess Withdrawals in accordance with the provisions set forth below. The Enhancement Base is not increased by an Enhancement or Account Value Step-up. The Protected Income Base, Enhancement Value, and the Enhancement Base are not available to you as a lump sum withdrawal or as a Death Benefit. Additional Purchase Payments received after the rider effective date automatically increase the Protected Income Base, Enhancement Value and the Enhancement Base by the amount of the Purchase Payment (not to exceed the maximum Protected Income Base); for example, a $10,000 additional Purchase Payment will increase the Protected Income Base, Enhancement Value and Enhancement Base by $10,000. Any Purchase Payment will be added immediately to the Protected Income Base and the Enhancement Value and will result in an increased Protected Annual Income amount but must be invested in the Contract at least one Benefit Year before it will be added to the Enhancement Base. Any Purchase Payments made within the first 90 days after the effective date of the rider will be included in the Enhancement Base for purposes of calculating the Enhancement on the first Benefit Year anniversary. After the first anniversary of the rider effective date, once cumulative additional Purchase Payments exceed $100,000, additional Purchase Payments may not exceed $50,000 per Benefit Year without Home Office approval. Additional Purchase Payments will not be allowed if the Contract Value decreases to zero for any reason, including market loss. Enhancement. We will increase the Enhancement Value on each Benefit Year anniversary during the Enhancement Period if no withdrawal occurred in that Benefit Year. An Enhancement will occur on a Benefit Year anniversary only if all following conditions are satisfied. On each Benefit Year anniversary, the Protected Income Base will be equal to the Enhancement Value, if: a.the Contractowner/Annuitant (as well as the Secondary Life if the joint life option is in effect) is under the age of 86; b.there were no withdrawals in the preceding Benefit Year, including cumulative Advisory Fee Withdrawals in excess of 1.25% of your Contract Value for that Contract Year; c. the rider is within the Enhancement Period; d. the Enhancement Value is greater than the Protected Income Base immediately prior to a Benefit Year anniversary; e. the Enhancement Value is greater than the Contract Value on the same Benefit Year anniversary; and f. the Enhancement Base is greater than zero. The initial Enhancement Value is equal to the initial Protected Income Base. The Enhancement Value on the first Benefit Year anniversary, assuming no withdrawal occurred in that Benefit Year, is the sum of (A) and (A) multiplied by (B), where “A” is the Enhancement Base and “B” is the Enhancement Rate. If there is a withdrawal, the Enhancement Value will not increase that year. On each subsequent rider date anniversary thereafter, assuming no withdrawal occurred in that Benefit Year, the Enhancement Value established on the previous Benefit Year anniversary is increased by an amount equal to the Enhancement Base multiplied by the Enhancement Rate. Excess Withdrawals, including cumulative Advisory Fee Withdrawals in excess of 1.25% of your Contract Value for that Contract Year reduce the Protected Income Base, Enhancement Value and Enhancement Base as discussed below. The reduction to the Protected Income Base, Enhancement Value and the Enhancement Base could be more than the dollar amount of the withdrawal. Withdrawals less than or equal to the Protected Annual Income amount will not reduce the Protected Income Base, Enhancement Value or Enhancement Base. The current Enhancement rate applicable to new rider elections is determined in our sole discretion based on current economic factors including interest rates and equity market volatility. Generally, the rate may increase or decrease based on changes in equity market volatility, prevailing interest rates, or as a result of other economic conditions. The rate structure is intended to help us provide the guarantees under the rider. The Enhancement rate for new rider elections may be higher or lower than prior rates, but for existing Contractowners that have elected the rider, your rate will not change as a result. The Enhancement rate applicable to new rider elections is declared in a Rate Sheet prospectus supplement. The Rate Sheet indicates the Enhancement rate and the date by which your application or rider election form must be signed and dated for a rider to be issued with this rate. The rate may be superseded at any time, in our sole discretion, and may be higher or lower than the rate on the previous Rate Sheet. The effective date of a subsequent Rate Sheet will be at least 10 days after it is filed. In order to get the rate indicated in a Rate Sheet, your application or rider election form must be sent to us and must be signed and dated on or after the effective date of the Rate Sheet. Current Rate Sheets will be included with the prospectus. You can also obtain the most current Rate Sheet by contacting your financial professional, online at www.lfg.com/VAprospectus or by calling us at 1-877-534-8255. Enhancement Rates for previous effective periods are included in Appendix F to this prospectus. Note: The Enhancement is not available on any Benefit Year anniversary if an Account Value Step-up to the Protected Income Base occurs, or where there has been a withdrawal of Contract Value (including a Protected Annual Income payment) in the preceding Benefit Year. If you are eligible (as defined above) for the Enhancement in the next Benefit Year, the Enhancement will not occur until the Benefit Year anniversary of that year. The following is an example of the impact of a 6% Enhancement on the Protected Income Base and assumes that no withdrawals have been made. Initial Purchase Payment = $100,000; Protected Income Base = $100,000; Enhancement Base = $100,000; Enhancement Value = $100,000 Additional Purchase Payment on day 30 = $15,000; Protected Income Base = $115,000; Enhancement Base = $115,000; Enhancement Value = $115,000 On the first Benefit Year anniversary, because the additional Purchase Payment is within the first 90 days after the effective date of the rider, the Protected Income Base and Enhancement Value will not be less than $121,900 (= $115,000 + ($100,000 x 6% + $15,000 x 6%)). Consider a further additional Purchase Payment on day 95 of $10,000; Protected Income Base = $125,000; Enhancement Base = $115,000; Enhancement Value $125,000 On the first Benefit Year anniversary, because the additional Purchase Payment is after the first 90 days from the effective date of the rider, the Protected Income Base and Enhancement Value will not be less than $131,900 (= $125,000 + ($100,000 x 6% + $15,000 x 6%)). The additional $10,000 will be added to the Enhancement Base on the second Benefit Year anniversary. As explained below and as noted above, an Enhancement and Account Value Step-up will not occur in the same year. If the Account Value Step-up provides an increase equal to or greater than what the Enhancement Value provides, you will not receive the Enhancement. It is possible that this could happen each Benefit Year (because the Account Value Step-up provided a larger increase each year), and therefore the Enhancement would not apply each year. An Enhancement or an Account Value Step-up cannot increase the Protected Income Base above the maximum Protected Income Base of $10 million. An example of the impact of a withdrawal on the Enhancement is included in the Withdrawal Amount section below. Enhancement Period. The Enhancement Period is a 10-year period that begins on the effective date of the rider. Enhancements are not available once the Enhancement Period has expired. Account Value Step-ups. The Protected Income Base will increase to equal the Contract Value on each Benefit Year anniversary if: a.the Contractowner/Annuitant (single life option), or the Contractowner/Annuitant and Secondary Life (joint life option) are under age 86; and b.the Contract Value on that Benefit Year anniversary, after the deduction of any withdrawals or fees (including the protected lifetime income fee), plus any Purchase Payments made on that date is greater than the Protected Income Base immediately prior to that Benefit Year anniversary; and c.the Contract Value is equal to or greater than the Enhancement Value on the same Benefit Year anniversary. The Account Value Step-up will not increase the Enhancement Base or the Enhancement Value and is available even in those years when a withdrawal has occurred. Your protected lifetime income fee rate can change each time there is an Account Value Step-up. That means if the current fee rate has increased, this would cause an increase in your annual fee rate for this rider. If your fee rate is increased, you may opt out of the Account Value Step-up by giving us notice within 30 days after the Benefit Year anniversary. See Charges and Other Deductions – Protected Lifetime Income Fees for details. If you decline an Account Value Step-up, you will continue to be eligible for future Account Value Step-ups and Enhancements if you meet the conditions listed above. Following is an example of how the Account Value Step-ups and the Enhancement impact the Protected Income Base (assuming no withdrawals or additional Purchase Payments):
	Contract Value	Protected Income Base	Enhancement Base	Enhancement Value
At issue	$100,000	$100,000	$100,000	$100,000
1st Benefit Year anniversary	$104,000	$106,000	$100,000	$106,000
2nd Benefit Year anniversary	$115,000	$115,000	$100,000	$112,000
3rd Benefit Year anniversary	$116,000	$118,000	$100,000	$118,000
On the first Benefit Year anniversary, the Contract Value is higher than the previous Protected Income Base of $100,000, but since the Enhancement would increase the Protected Income Base to a higher amount, the Protected Income Base is increased to equal the Enhancement Value of $106,000, and the Enhancement Base remains at $100,000. On the second Benefit Year anniversary, the Contract Value of $115,000 is higher than the Enhancement Value of $112,000 ($112,000 = $106,000 + ($100,000 x 6%)), so the Protected Income Base is increased to equal the Contract Value of $115,000, and the Enhancement Base remains at $100,000. On the third Benefit Year anniversary, the Contract Value is higher than the previous Protected Income Base of $115,000, but since the Enhancement would increase the Protected Income Base to a higher amount, the Protected Income Base is increased to equal the Enhancement Value of $118,000, and the Enhancement Base remains at $100,000. Withdrawal Amount. Protected Annual Income withdrawals are available at the youngest age on the Rate Sheet. The minimum age may vary between the different rider options. The Protected Annual Income amount may be withdrawn from the Contract each Benefit Year. As long as the Protected Annual Income amount is not reduced to zero, these withdrawals may be taken for your lifetime (single life option) or the lifetimes of you and your Secondary Life (joint life option). You will not be entitled to the Protected Annual Income amount if the Protected Income Base is reduced to zero as a result of an Excess Withdrawal. If either the Contract Value or the Protected Income Base is reduced to zero due to an Excess Withdrawal, the rider will terminate. The Protected Annual Income amount for the Plus and Max options will be reduced if your Contract Value is reduced to zero. In addition to the Protected Annual Income amount, you may take Advisory Fee Withdrawals of up to 1.25% of your Contract Value annually without that withdrawal being considered a withdrawal under your Living Benefit Rider. Certain states and certain broker-dealers or advisory firms may not allow withdrawals to pay advisory fees so please check with your financial professional. The portion of any Advisory Fee Withdrawal in excess of 1.25% of your Contract Value will reduce the amount of available Protected Annual Income each year and will be considered a withdrawal. The Protected Annual Income amount is determined by multiplying the Protected Income Base by the applicable rate, which varies by which rider option is selected, based on your age and whether the single or joint life option has been elected, and, for the Plus and Max options, whether or not your Contract Value has been reduced to zero. Under the joint life option, the younger age of you or the Secondary Life will be used. The Protected Annual Income amount will change upon an Account Value Step-up, an Enhancement, additional Purchase Payments, and Excess Withdrawals, as described below. The Protected Annual Income rates applicable to new rider elections are set forth in a supplement to this prospectus, called a Rate Sheet. The Rate Sheet indicates the Protected Annual Income rates and the date by which your application or rider election form must be signed and dated for a contract to be issued with those rates. The rates may be superseded at any time, in our sole discretion, and may be higher or lower than the rates on the previous Rate Sheet. The effective date of a subsequent Rate Sheet will be at least 10 days after it is filed. In order to get the rate indicated in a Rate Sheet, your application or rider election form must be sent to us and must be signed and dated on or after the effective date of the Rate Sheet. Current Rate Sheets will be included with the prospectus. You can also obtain the most current Rate Sheet information by contacting your financial professional, online at www.lfg.com/VAprospectus, or by calling us at 1-877-534-8255. Protected Annual Income rates for previous effective periods are included in Appendix D to this prospectus. After your first Protected Annual Income withdrawal, the Protected Annual Income rate can only increase on a Benefit Year anniversary on or after you have reached an applicable higher age band and after there has also been an Account Value Step-up. If you have reached an applicable higher age band and there has not also been a subsequent Account Value Step-up, then the Protected Annual Income rate will not increase until the next Account Value Step-up occurs. If you do not withdraw the entire Protected Annual Income amount during a Benefit Year, there is no carryover of the remaining amount into the next Benefit Year. Core options: If your Contract Value is reduced to zero for any reason other than for an Excess Withdrawal, the remaining Protected Annual Income amount for that Benefit Year will be paid in a lump sum. On the next Benefit Year anniversary, the scheduled amount will automatically resume and continue for your life (and the Secondary Life’s life if the joint life option is chosen) under the Protected Annual Income Payout Option. You may not withdraw the remaining Protected Income Base, Enhancement Base or Enhancement Value in a lump sum. Plus and Max options: If your Contract Value is reduced to zero for any reason other than for an Excess Withdrawal, the Protected Annual Income rate and amount will be immediately reduced, as reflected on your Rate Sheet. The Protected Annual Income amount payable as calculated in Table A of the Rate Sheet cannot exceed the remaining Contract Value. However, if the total Protected Annual Income amount received in the Benefit Year your Contract Value is reduced to zero is less than the recalculated Protected Annual Income amount based on Table B of the Rate Sheet, the difference is payable for the remainder of that Benefit Year. Otherwise, you will not be able to receive further Protected Annual Income payments until the next Benefit Year anniversary. Withdrawals equal to the Protected Annual Income amount will continue automatically for your life (and the life of the Secondary Life if applicable) under the Protected Annual Income Amount Annuity Payout Option. You may not withdraw the remaining Protected Income Base, Enhancement Base or Enhancement Value in a lump sum. For all rider options, cumulative withdrawals during a Benefit Year that are equal to or less than the Protected Annual Income amount will not reduce the Protected Income Base, Enhancement Base or Enhancement Value. All withdrawals will decrease the Contract Value. The following example shows the calculation of the Protected Annual Income amount and how withdrawals less than or equal to the Protected Annual Income amount affect the Protected Income Base, the Enhancement Base, Enhancement Value, and the Contract Value. The example assumes a 5% Protected Annual Income rate and a Contract Value of $200,000 on the rider’s effective date:
Contract Value on the rider's effective date	$200,000
Protected Income Base, Enhancement Base and Enhancement Value on the rider's effective date	$200,000
Initial Protected Annual Income amount on the rider's effective date ($200,000 x 5%)	$10,000
Contract Value six months after rider's effective date	$210,000
Protected Income Base, Enhancement Base and Enhancement Value six months after rider's effective date	$200,000
Withdrawal six months after rider's effective date	$10,000
Contract Value after withdrawal ($210,000 - $10,000)	$200,000
Protected Income Base, Enhancement Base and Enhancement Value after withdrawal ($200,000 - $0)	$200,000
Contract Value on first Benefit Year anniversary	$205,000
Protected Income Base first Benefit Year anniversary	$205,000
Enhancement Value and Enhancement Base on first Benefit Year anniversary	$200,000
Protected Annual Income amount on first Benefit Year anniversary ($205,000 x 5%)	$10,250
Since there was a withdrawal during the first year, an Enhancement is not available, but the Account Value Step-up was available and increased the Protected Income Base to the Contract Value of $205,000. On the first anniversary of the rider’s effective date, the Protected Annual Income amount is $10,250 (5% x $205,000). The Enhancement Base and Enhancement Value remain at $200,000. Purchase Payments added to the Contract subsequent to the initial Purchase Payment will increase the Protected Annual Income amount by an amount equal to the applicable Protected Annual Income rate multiplied by the amount of the subsequent Purchase Payment. The Protected Annual Income payment amount will be recalculated immediately after a Purchase Payment is added to the Contract. Enhancements and Account Value Step-ups will increase the Protected Income Base and thus the Protected Annual Income amount. The Protected Annual Income amount, after the Protected Income Base is adjusted by an Enhancement or an Account Value Step-up, will be equal to the adjusted Protected Income Base multiplied by the applicable Protected Annual Income rate. For the Plus and Max options, the Protected Annual Income will be lower when your Contract Value is reduced to zero for any reason other than an Excess Withdrawal, which will result in a reduced Protected Annual income amount.
Calculation Method of Benefit [Text Block]	Excess Withdrawals. Excess Withdrawals are: 1.the cumulative amounts withdrawn from the Contract during the Benefit Year (including the current withdrawal) that exceed the Protected Annual Income amount at the time of the withdrawal; 2.withdrawals made prior to the youngest age on the Rate Sheet; or 3.withdrawals that are payable to any assignee or assignee’s bank account. Advisory Fee Withdrawals that exceed the Advisory Fee Withdrawal percentage where it was made prior to the youngest age on the Rate Sheet, or that exceed the Protected Annual Income amount are considered Excess Withdrawals. When an Excess Withdrawal occurs: 1.the Protected Income Base, Enhancement Base and Enhancement Value are reduced by the same proportion that the Excess Withdrawal reduces the Contract Value. This means that the reduction in the Protected Income Base, Enhancement Base and Enhancement Value could be more than the dollar amount of the withdrawal; and 2.the Protected Annual Income amount will be recalculated to equal the applicable Protected Annual Income rate multiplied by the new Protected Income Base (after the proportionate reduction for the Excess Withdrawal). Your quarterly statements will include the Protected Annual Income amount (as adjusted for Protected Annual Income amount payments in a Benefit Year, Excess Withdrawals and additional Purchase Payments) available to you for the Benefit Year, if applicable, in order for you to determine whether a withdrawal may be an Excess Withdrawal. We encourage you to either consult with your financial professional or call us at the number provided in this prospectus if you have questions about Excess Withdrawals. The following example demonstrates the impact of an Excess Withdrawal on the Protected Income Base, the Enhancement Base, the Enhancement Value, the Protected Annual Income amount, and your Contract Value. The example assumes that the Contractowner makes a $10,940 withdrawal, which cause a $10,200 reduction in the Protected Income Base and Enhancement Base. Prior to Excess Withdrawal:
Contract Value = $60,000
Protected Income Base = $85,000
Enhancement Base = $85,000
Enhancement Value = $85,000
Protected Annual Income amount = $4,250 (5% of the Protected Income Base of $85,000) After a $10,940 Withdrawal ($4,250 is within the Protected Annual Income amount, $6,690 is the Excess Withdrawal):
The Contract Value is reduced by the amount of the Protected Annual Income amount of $4,250 and the Protected Income Base, Enhancement Base, and Enhancement Value are not reduced: Contract Value = $55,750 ($60,000 - $4,250)
Protected Income Base = $85,000
Enhancement Base = $85,000
Enhancement Value = $85,000 The Contract Value is also reduced by the $6,690 Excess Withdrawal and the Protected Income Base, Enhancement Base and the Enhancement Value are reduced by 12%, the same proportion by which the Excess Withdrawal reduced the $55,750. Contract Value = $49,060 ($55,750 - $6,690)
Contract Value Reduction % due to the Excess Withdrawal = 12% ($6,690 ÷ $55,750)
Protected Income Base = $74,800 ($85,000 x 12% = $10,200; $85,000 - $10,200 = $74,800)
Enhancement Base = $74,800 ($85,000 x 12% = $10,200; $85,000 - $10,200 = $74,800)
Enhancement Value = $74,800 ($85,000 x 12% = $10,200; $85,000 - $10,200 = $74,800)
Protected Annual Income amount = $3,740 (5% of $74,800 Protected Income Base) On the following Benefit Year anniversary: Contract Value = $48,000
Protected Income Base = $74,800
Enhancement Base = $74,800
Enhancement Value = $74,800
Protected Annual Income amount = $3,740 (5% x $74,800) In a declining market, Excess Withdrawals may significantly reduce your Protected Income Base, Enhancement Base, Enhancement Value and Protected Annual Income amount. This is because the reduction in the Protected Income Base, Enhancement Base, and Enhancement Value may be more than the dollar amount withdrawn from the Contract Value. If the Protected Income Base is reduced to zero due to an Excess Withdrawal, the rider will terminate. If the Contract Value is reduced to zero due to an Excess Withdrawal, the rider and Contract will terminate. Withdrawals from IRA contracts will not be considered Excess Withdrawals (even if they exceed the Protected Annual Income amount) only if the withdrawals are taken as systematic installments of the amount needed to satisfy the required minimum distribution (RMD) rules under Internal Revenue Code Section 401(a)(9). In addition, in order for this RMD exception to apply, the following must occur: 1.Lincoln’s automatic withdrawal service is used to calculate and pay the RMD; 2.The RMD calculation must be based only on the value in this Contract; 3.No withdrawals other than the RMD are made within the Benefit Year (except as described in the next paragraph); 4. This Contract is not a beneficiary IRA; and 5. The younger of you or the Secondary Life (joint life option) reach the youngest age band on the Rate Sheet. If your RMD withdrawals during a Benefit Year are less than the Protected Annual Income amount, an additional amount up to the Protected Annual Income amount may be withdrawn. If a withdrawal, other than an RMD is made during the Benefit Year, then all amounts withdrawn in excess of the Protected Annual Income amount, including amounts attributable to the RMD, will be treated as Excess Withdrawals. Distributions from qualified contracts are generally taxed as ordinary income. Distributions from nonqualified contracts that are includable in gross income are also generally taxed as ordinary income. See Federal Tax Matters for information on determining what amounts are includable in gross income. Protected Annual Income Payout Option. The Protected Annual Income Payout Option (“PAIPO”) is an Annuity Payout option under which the Contractowner (and joint life if applicable) will receive annuity payments for life. This option is different from other Annuity Payout options, including i4LIFE® Advantage, which are based on your Contract Value. If you are required to take annuity payments because you have reached the Annuity Commencement Date, you have the option of electing the PAIPO. If the Contract Value is reduced to zero and you have a remaining Protected Income Base, you will receive payments under the PAIPO. Core options: Contractowners may decide to choose the PAIPO over i4LIFE® Advantage Guaranteed Income Benefit if they feel this may provide a higher final payment over time and they place more importance on this payment over access to the Account Value. Plus and Max options: Annuity payments made under PAIPO will be equal to the Protected Income Base multiplied by the Protected annual Income rate shown in Table B of your Rate Sheet. For all rider options, payment frequencies other than annual may be available. You will have no other contract features other than the right to receive annuity payments equal to the Protected Annual Income amount for your life or the life of you and the Secondary Life for the joint life option. Once you elect the PAIPO, the death benefit terminates, and the Beneficiary will not receive a Death Benefit payment. Death Prior to the Selection of an Annuity Payout Option. Lincoln ProtectedPay® has no provision for a payout of the Protected Income Base, Enhancement Base or Enhancement Value upon death of the Contractowners or Annuitant and provides no increase in value to the Death Benefit over and above what the Death Benefit provides in the base contract. At the time of death, if the Contract Value equals zero, no Death Benefit options (as described earlier in this prospectus) will be in effect. Election of Lincoln ProtectedPay® does not impact the Death Benefit options available for purchase with your annuity contract. All Death Benefit payments must be made in compliance with Internal Revenue Code Sections 72(s) or 401(a)(9) as applicable as amended from time to time. See Benefits Available Under the Contract – Death Benefits. Upon the death of the Contractowner or Annuitant (single life option), this rider will end and no further Protected Annual Income amounts are available (even if there was a Protected Income Base in effect at the time of the death). Upon the first death under the joint life option, withdrawals up to the Protected Annual Income amount continue to be available for the life of the surviving spouse. The Enhancement and Account Value Step-up will continue to be available, if applicable, as discussed above. Upon the death of the surviving spouse, Lincoln ProtectedPay® will end and no further Protected Annual Income amounts are available (even if there was a Protected Income Base in effect at the time of the death). Termination. After the fifth Benefit Year anniversary, the Contractowner may terminate the rider by notifying us in writing of the request to terminate or by failing to adhere to Investment Requirements. Lincoln ProtectedPay® will automatically terminate: ●on the selection of an Annuity Payout option (except payments under the Protected Annual Income Payout Option will continue if applicable); ●upon the election of i4LIFE® Advantage; ●upon the death under the single life option or the death of the surviving Secondary Life under the joint life option; ●when the Protected Income Base or Contract Value is reduced to zero due to an Excess Withdrawal; ●if the Contractowner or Annuitant is changed (except if the Secondary Life under the joint life option assumes ownership of the Contract upon the death of the Contractowner) including any sale or assignment of the Contract or any pledge of the Contract as collateral; ●on the date the Contractowner is changed due to an enforceable divorce agreement or decree; or ●upon surrender or termination of the underlying annuity contract. The termination will not result in any increase in Contract Value to equal the Protected Income Base, Enhancement Base or Enhancement Value. Upon effective termination of this rider, the benefits and charges within this rider will terminate. If you terminate the rider, we reserve the right to require a 12-month wait after this termination before you can elect any Living Benefit Rider available for purchase at that time, except i4LIFE® Advantage. Core options: i4LIFE® Advantage Guaranteed Income Benefit option. Contractowners who elect Lincoln ProtectedPay Select Core® may decide to later transition to i4LIFE® Advantage Select Guaranteed Income Benefit. Contractowners who elect Lincoln ProtectedPay Secure Core® may decide to later transition to i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk). This transition must be made prior to the maximum age limit and prior to the selection of an Annuity Payout option. You cannot have both i4LIFE® Advantage and another Living Benefit Rider in effect on your Contract at the same time. See i4LIFE® Advantage Guaranteed Income Benefit Transitions for a discussion of this transition.
Lincoln InvestmentSolutions RIA | FourLATERSelectAdvantageSingleLifeMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.75%
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.75%
Lincoln InvestmentSolutions RIA | FourLATERSelectAdvantageSingleLifeMember | Previously Offered [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.25%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.40%
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.25%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.40%
Lincoln InvestmentSolutions RIA | i4LIFEAdvantageMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	0.40%
Optional Benefit Expense, Footnotes [Text Block]	These charges are added to the i4LIFE® Advantage charge to comprise the total charges. During the Lifetime Income Period, the Guaranteed Income Benefit charge rate is Contract Value Death Benefit base contract expense plus the i4LIFE® Advantage charge. The current annual charge rate for Select Guaranteed Income Benefit, may increase periodically to the rate listed above upon the next automatic step-up of the Guaranteed Income Benefit. See Charges and Other Deductions – i4LIFE® Advantage Guaranteed Income Benefit Charge for further information.
Name of Benefit [Text Block]	i4LIFE® Advantage
Purpose of Benefit [Text Block]	Provides: ●Variable periodic Regular Income Payments for life. ●The ability to make additional withdrawals and surrender the Contract during the Access Period.
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	0.40%
Optional Benefit Expense, Footnotes [Text Block]	These charges are added to the i4LIFE® Advantage charge to comprise the total charges. During the Lifetime Income Period, the Guaranteed Income Benefit charge rate is Contract Value Death Benefit base contract expense plus the i4LIFE® Advantage charge. The current annual charge rate for Select Guaranteed Income Benefit, may increase periodically to the rate listed above upon the next automatic step-up of the Guaranteed Income Benefit. See Charges and Other Deductions – i4LIFE® Advantage Guaranteed Income Benefit Charge for further information.
Brief Restrictions / Limitations [Text Block]	●Withdrawals could significantly reduce or terminate the benefit. ●Restrictions apply to the length of the Access Period ●Additional Purchase Payments may be limited.
Name of Benefit [Text Block]	i4LIFE® Advantage
Operation of Benefit [Text Block]	i4LIFE® Advantage i4LIFE® Advantage (the Variable Annuity Payout Option rider in your Contract) is an optional Annuity Payout rider you may purchase at an additional cost and is separate and distinct from other Annuity Payout options offered under your Contract and described later in this prospectus. You may also purchase i4LIFE® Advantage Guaranteed Income Benefit for an additional charge. See Charges and Other Deductions – i4LIFE® Advantage Charge. i4LIFE® Advantage provides variable, periodic Regular Income Payments for life subject to certain conditions. The Guaranteed Income Benefit provides a minimum payout floor for those Regular Income Payments. These payments are made during two time periods; an Access Period and a Lifetime Income Period, which are discussed in further detail below. If your Account Value is reduced to zero (except by additional withdrawals as described below), these payments will continue for your life (or the lives of you and your Secondary Life under the joint life option) during the Lifetime Income Period. i4LIFE® Advantage is different from other Annuity Payout options provided by Lincoln because with i4LIFE® Advantage, you have the ability to make additional withdrawals or surrender the Contract during the Access Period. If your Account Value is reduced to zero due to any additional withdrawals (except for Advisory Fee Withdrawals that are within the Advisory Fee Withdrawal percentage), i4LIFE® Advantage will end and your Contract will terminate. You may also purchase the optional Guaranteed Income Benefit, for an additional charge, which provides a minimum payout floor for your Regular Income Payments. You choose when you want to receive your first Regular Income Payment and the frequency with which you will receive Regular Income Payments. The Guaranteed Income Benefit is described in further detail below. When you elect i4LIFE® Advantage, you must choose the Annuitant and Secondary Life, if applicable, and make several choices about your Regular Income Payments. The Annuitant and Secondary Life may not be changed after i4LIFE® Advantage is elected. For qualified contracts, the Secondary Life must be the spouse. See i4LIFE® Advantage Death Benefits regarding the impact of a change to the Annuitant prior to the i4LIFE® Advantage election. If i4LIFE® Advantage is selected, the applicable transfer provisions among Subaccounts and the fixed account will continue to be those specified in your annuity contract for transfers on or before the selection of an Annuity Payout option. However, once i4LIFE® Advantage begins, any automatic withdrawal service will terminate (except an AWS service designated specifically for the purpose of Advisory Fee Withdrawals). See The Contracts – Transfers on or Before the Selection of an Annuity Payout Option. Additional Purchase Payments may be made during the Access Period for an IRA annuity contract, unless the Guaranteed Income Benefit has been elected. If the Guaranteed Income Benefit option has been elected on an IRA contract, additional Purchase Payments may be made until the initial Guaranteed Income Benefit is calculated. Additional Purchase Payments will not be accepted after the Periodic Income Commencement Date for a nonqualified annuity contract. Availability. i4LIFE® Advantage is available for contracts with a Contract Value of at least $50,000 and may be elected at the time of annuity application or at any time before any other Annuity Payout option under this Contract is elected by sending a completed i4LIFE® Advantage election form to our Home Office. You may elected any available version of the Guaranteed Income Benefit when you elect i4LIFE® Advantage or during the Access Period, if still available, subject to terms and conditions at that time. You may choose not to purchase the Guaranteed Income Benefit at the time you purchase i4LIFE® Advantage by indicating that you do not want the i4LIFE® Advantage Guaranteed Income Benefit on the election form at the time that you purchase i4LIFE® Advantage. Additionally, certain Living Benefit Riders allow a transition from that rider to i4LIFE® Advantage Guaranteed Income Benefit. See i4LIFE® Advantage Guaranteed Income Benefit Transitions below. If you intend to use the Income Base or the Guaranteed Amount from a previously elected Living Benefit Rider to establish the Guaranteed Income Benefit, you must elect the Guaranteed Income Benefit at the time you elect i4LIFE® Advantage. i4LIFE® Advantage and the Guaranteed Income Benefit are available on nonqualified annuities, IRAs and Roth IRAs (check with your financial professional regarding availability with a SEP market). i4LIFE® Advantage for IRA contracts is only available if the Annuitant and Secondary Life, if applicable, are age 59½ or older at the time the rider is elected. i4LIFE® Advantage Guaranteed Income Benefit must be elected by age 80 on IRA contracts or age 95 on nonqualified contracts. Additional limitations on issue ages and features may be necessary to comply with the IRC provisions for required minimum distributions. Access Period. The Access Period begins on the Periodic Income Commencement Date and is a defined period of time during which we pay variable, periodic Regular Income Payments and provide a Death Benefit. During this period, you may surrender the Contract and make withdrawals from your Account Value (defined below). The Lifetime Income Period begins immediately at the end of the Access Period, the remaining Account Value is used to make Regular Income Payments for the rest of your life (or the Secondary Life if applicable). During the Lifetime Income Period, you will no longer be able to make withdrawals, including Advisory Fee Withdrawals, or surrenders or receive a Death Benefit. If your Account Value is reduced to zero because of Regular Income Payments or market loss, your Access Period ends. The minimum and maximum Access Periods are established at the time you elect i4LIFE® Advantage and/or the Guaranteed Income Benefit. The current Access Period requirements are outlined in the following chart:
	Minimum Access Period	Maximum Access Period
i4LIFE® Advantage (without a Guaranteed Income Benefit) for new elections on and after November 20, 2023	10 years	The length of time between your age and age 115 for nonqualified contracts; age 100 for qualified contracts
i4LIFE® Advantage (without a Guaranteed Income Benefit) for elections prior to November 20, 2023	5 years	The length of time between your age and age 115 for nonqualified contracts; age 100 for qualified contracts
Select Guaranteed Income Benefit elections prior to August 19, 2024	Longer of 20 years or the difference between your age (nearest birthday) and age 85	The length of time between your age and age 115 for nonqualified contracts; age 100 for qualified contracts
Select Guaranteed Income Benefit elections prior to August 19, 2024; or Guaranteed Income Benefit (Managed Risk)	Longer of 20 years or the difference between your age (nearest birthday) and age 90	To age 115 for nonqualified contracts; to age 100 for qualified contracts
The minimum Access Period requirements may vary if you transition to i4LIFE® Advantage Guaranteed Income Benefit from another rider. See i4LIFE® Advantage Guaranteed Income Benefit Transitions below. Generally, shorter Access Periods will produce a higher initial Regular Income Payment than longer Access Periods. At any time during the Access Period, you may extend or shorten the length of the Access Period subject to Home Office approval. Additional restrictions may apply if you are under age 59½ when you request a change to the Access Period. Currently, if you extend the Access Period, it must be extended at least 5 years. If you change the Access Period, subsequent Regular Income Payments will be adjusted accordingly, and the Account Value remaining at the end of the new Access Period will be applied to continue Regular Income Payments for your life. If you lengthen the Access Period, i4LIFE® Advantage Guaranteed Income Benefit will not be impacted. If you shorten the Access Period, the i4LIFE® Advantage Guaranteed Income Benefit will terminate. Currently, changes to the Access Period can only be made on the Periodic Income Commencement Date anniversaries. Additional limitations on issue ages and features may be necessary to comply with the IRC provisions for required minimum distributions. We may reduce or terminate the Access Period for IRA i4LIFE® Advantage contracts in order to keep the Regular Income Payments in compliance with IRC provisions for required minimum distributions. If we lower the Access Period to comply with IRC provisions, there is no impact to the Guaranteed Income Benefit. Account Value. The initial Account Value is the Contract Value on the Valuation Date i4LIFE® Advantage is effective (or your initial Purchase Payment if i4LIFE® Advantage is purchased at contract issue), less any applicable premium taxes. During the Access Period, the Account Value on a Valuation Date will equal the total value of all of the Contractowner's Accumulation Units plus the Contractowner's value in the fixed account, and will be reduced by Regular Income Payments and Guaranteed Income Benefit payments made as well as any withdrawals taken. You will have access to your Account Value during the Access Period. After the Access Period ends, the remaining Account Value will be applied to continue Regular Income Payments for your life and the Account Value will be reduced to zero. Regular Income Payments during the Access Period. i4LIFE® Advantage provides for variable, periodic Regular Income Payments for as long as an Annuitant (or Secondary Life, if applicable) is living. When you elect i4LIFE® Advantage, you will make several choices that will impact the amount of your Regular Income Payments: ●the date you will receive the initial Regular Income Payment; ●the date the Access Period ends; ●the frequency of the payments (monthly, quarterly, semi-annually or annually); ●the frequency the payment is recalculated; ●the assumed investment return (AIR); and ●when the Lifetime Income Period begins. Some of the choices will not be available if you elect the Guaranteed Income Benefit. If you do not choose a payment frequency, the default is a monthly payment frequency. In most states, you may also elect to have Regular Income Payments from nonqualified contracts recalculated only once each year rather than recalculated at the time of each payment. This results in level Regular Income Payments between recalculation dates. Qualified contracts are only recalculated once per year, on December 31st (if not a Valuation Date, then on the first Valuation Date of the calendar year). Once they begin, Regular Income Payments will continue until the death of the Annuitant or Secondary Life, if applicable. AIR rates of 3% or 4% may be available for Regular Income Payments under i4LIFE® Advantage. For i4LIFE® Advantage elections prior to November 20, 2023, AIR rates of 5% and 6% were also available, but certain states had limited the availability of 5% and 6% AIR. For Select Guaranteed Income Benefit elections on and after August 19, 2024, a 4% AIR rate will be used to calculate the Regular Income Payments. The higher the AIR you choose, the higher your initial Regular Income Payment will be and the higher the return must be to increase subsequent Regular Income Payments. Regular Income Payments must begin within one year of the date you elect i4LIFE® Advantage and will continue until the death of the Annuitant or Secondary Life, if applicable. For information regarding income tax consequences of Regular Income Payments, see Federal Tax Matters. The initial Regular Income Payment is calculated form the Account Value on a date of no more than 14 days prior to the date you select to begin receiving Regular Income Payments. This calculation date is called the Periodic Income Commencement Date and is the same date the Access Period begins. The amount of the initial Regular Income Payment is determined by dividing the Contract Value (or Purchase Payment if elected at contract issue), less applicable premium taxes by 1,000 and multiplying the result by an annuity factor. The annuity factor is based upon: ●the age of the Annuitant and Secondary Life, if applicable; ●the length of the Access Period selected; ●the frequency of the Regular Income Payments; ●the AIR selected; and ●the Individual Annuity Mortality table. The annuity factor used to determine the Regular Income Payments reflects the fact that, during the Access Period, you have the ability to withdraw the entire Account Value and that a Death Benefit will be paid to your Beneficiary upon your death. These benefits during the Access Period result in a slightly lower Regular Income Payment, during both the Access Period and the Lifetime Income Period, than would be payable if this access was not permitted and no lump-sum Death Benefit was payable. (The Contractowner must elect an Access Period of no less than the minimum Access Period which is currently set at 10 years.) The annuity factor also reflects the requirement that there be sufficient Account Value at the end of the Access Period to continue your Regular Income Payments for the remainder of your life (and/or the Secondary Life if applicable), during the Lifetime Income Period, with no further access or Death Benefit. The amount of your Regular Income Payment will be impacted by the length of the Access Period you have chosen. For example, if a 70-year old male makes a $100,000 initial Purchase Payment, elects monthly payments, a 4% AIR, and a 20-year Access Period, the initial Regular Income Payment will be $504.96 per month ($6,059.60 annually). Using the same assumptions, but with a 30-year Access Period, the initial Regular Income Payment will be $448.41 per month ($5,380.90 annually). The Account Value will vary with the actual net investment return of the Subaccounts selected and the interest credited on the fixed account, which then determines the subsequent Regular Income Payments during the Access Period. Each subsequent Regular Income Payment (unless the levelized option is selected) is determined by dividing the Account Value on the applicable Valuation Date by 1,000 and multiplying this result by an annuity factor revised to reflect the declining length of the Access Period. As a result of this calculation, the actual net returns in the Account Value are measured against the AIR to determine subsequent Regular Income Payments. If the actual net investment return (annualized) for the Contract exceeds the AIR, the Regular Income Payment will increase at a rate approximately equal to the amount of such excess. Conversely, if the actual net investment return for the Contract is less than the AIR, the Regular Income Payment will decrease. For example, if net investment return is 3% higher (annualized) than the AIR, the Regular Income Payment for the next year will increase by approximately 3%. Conversely, if actual net investment return is 3% lower than the AIR, the Regular Income Payment will decrease by approximately 3%. Withdrawals made during the Access Period will also reduce the Account Value that is available for Regular Income Payments, and subsequent Regular Income Payments will be recalculated and could be increased or reduced, based on the Account Value following the withdrawal. For a joint life option, if either the Annuitant or Secondary Life dies during the Access Period, Regular Income Payments will be recalculated using a revised annuity factor based on the single surviving life, if doing so provides a higher Regular Income Payment. On a joint life option, the Secondary Life must be either the primary Beneficiary or joint owner in order to receive the remaining payments after the first life’s death. For nonqualified contracts, if the Annuitant and Secondary Life, if applicable, both die during the Access Period, the Guaranteed Income Benefit (if any) will terminate and the annuity factor will be revised for a non-life contingent Regular Income Payment and Regular Income Payments will continue until the Account Value is fully paid out and the Access Period ends. For qualified contracts, if the Annuitant and Secondary Life, if applicable, both die during the Access Period, i4LIFE® Advantage (and any Guaranteed Income Benefit) will terminate. Regular Income Payments during the Lifetime Income Period. The Lifetime Income Period begins at the end of the Access Period if either the Annuitant or Secondary Life is living. Your earlier elections regarding the frequency of Regular Income Payments, AIR and the frequency of the recalculation do not change. The initial Regular Income Payment during the Lifetime Income Period is determined by dividing the Account Value on the last Valuation Date of the Access Period by 1,000 and multiplying the result by an annuity factor revised to reflect that the Access Period has ended. The annuity factor is based upon: ●the age of the Annuitant and Secondary Life (if living); ●the frequency of the Regular Income Payments; ●the AIR selected; and ●the Individual Annuity Mortality table. The impact of the length of the Access Period and any withdrawals made during the Access Period will continue to be reflected in the Regular Income Payments during the Lifetime Income Period. To determine subsequent Regular Income Payments, the Contract is credited with a fixed number of Annuity Units equal to the initial Regular Income Payment (during the Lifetime Income Period) divided by the Annuity Unit value (by Subaccount). Subsequent Regular Income Payments are determined by multiplying the number of Annuity Units per Subaccount by the Annuity Unit value. Your Regular Income Payments will vary based on the value of your Annuity Units. If your Regular Income Payments are adjusted on an annual basis, the total of the annual payment is transferred to Lincoln Life's general account to be paid out based on the payment mode you selected. Your payment(s) will not be affected by market performance during that year. Your Regular Income Payment(s) for the following year will be recalculated at the beginning of the following year based on the current value of the Annuity Units. Regular Income Payments will continue for as long as the Annuitant or Secondary Life, if applicable, is living, and will continue to be adjusted for investment performance of the Subaccounts your Annuity Units are invested in (and the fixed account if applicable). Regular Income Payments vary with investment performance. During the Lifetime Income Period, there is no longer an Account Value; therefore, no withdrawals are available and no Death Benefit is payable. In addition, transfers are not allowed from a fixed annuity payment to a variable annuity payment.i4LIFE® Advantage Credit. A quarterly i4LIFE® Advantage Credit is available if you select a minimum Access Period that is the longer of 20 years or the difference between your age and age 85, and you maintain a minimum threshold value. The threshold values and applicable credit percentages are outlined in the chart below. The i4LIFE® Advantage Credit is only available if you elect i4LIFE® Advantage on and after November 20, 2023 (subject to state approval) and is not applied to Contracts with the Guaranteed Income Benefit. If you elect the rider at the time you purchase the Contract, the first i4LIFE® Advantage Credit will apply three months from the contract issue date. If you elect the rider after we issue the Contract, the first i4LIFE® Advantage Credit will apply three months from the first Regular Income Payment. Thereafter, it will apply every three months, if all conditions are met. The i4LIFE® Advantage Credit will end at the end of the Access Period. If the Contract is terminated for any reason, including death, no further i4LIFE® Advantage Credit will be paid. Proportionate credits will not be applied. The amount of the i4LIFE® Advantage Credit is calculated on each quarterly Valuation Date by multiplying: ●the variable Account Value on that date; by ●the quarterly i4LIFE® Advantage Credit percentage (determined by the applicable tier).
	Tier 1	Tier 2
Minimum Threshold Value	$500,000	$1,000,000
Credit Percentage (Annually)	0.10%	0.20%
Credit Percentage (Quarterly)	0.025%	0.050%
If you elect the rider at the time you purchase the Contract, the initial threshold value equals the initial Purchase Payment. If you elect the rider after we issue the Contract, the initial threshold value equals the Account Value on the first Regular Income Payment date. The threshold value will be increased by additional Purchase Payments (qualified contracts only), which may cause your Contract to move into a Tier 1 threshold, or to move from a Tier 1 to a Tier 2 threshold and receive the applicable credit. Conversely, additional withdrawals (exclusive of i4LIFE® Advantage payments, required minimum distributions, and Advisory Fee Withdrawals that do not exceed the Advisory Fee Withdrawal percentage) will reduce your threshold value on a dollar-for-dollar basis, potentially dropping a Tier 2 contract to a Tier 1 contract, or to become ineligible for the credit. The i4LIFE® Advantage Credit will not be applied when the minimum threshold value is not met at the time of the quarterly evaluation. If you shorten the Access Period so that it no longer meets the stated requirement, the i4LIFE® Advantage Credit will end. However, if you subsequently extend the Access Period to meet the requirement, the i4LIFE® Advantage Credit will resume if the minimum threshold value requirement is met. The i4LIFE® Advantage Credit will be allocated to the Subaccounts in proportion to the Contract Value in each variable Subaccount on the quarterly Valuation Date. There is no additional charge to receive this i4LIFE® Advantage Credit, and in no case will the i4LIFE® Advantage Credit be less than zero. The amount of any i4LIFE® Advantage Credit received will be noted on your quarterly statement. Confirmation statements for each individual transaction will not be issued. i4LIFE® Advantage Credits are not considered Purchase Payments.Guaranteed Income Benefit The Guaranteed Income Benefit provides that your Regular Income Payments will never be less than a minimum payout floor, regardless of the actual investment performance of your Contract. If you purchase i4LIFE® Advantage Guaranteed Income Benefit, you will be required to adhere to Investment Requirements, which will limit your ability to invest in certain Subaccounts offered in your Contract. In addition, the fixed account is not available except for use with dollar cost averaging. See Appendix B – Investment Requirements for more information. You will be subject to those Investment Requirements for the entire time you own the rider. Failure to comply with the Investment Requirements will result in the termination of the rider. There is no guarantee that any version of i4LIFE® Advantage Guaranteed Income Benefit will be available to elect in the future, as we reserve the right to discontinue this option at any time. In addition, we may make different versions of the Guaranteed Income Benefit available to new purchasers or may create different versions for use with various Living Benefit Riders. However, certain Living Benefit Riders may guarantee a Contractowner the right to transition from that Prior Rider to a version of i4LIFE® Advantage Guaranteed Income Benefit that may no longer be offered. The transition rules are set forth below. If you elect any version of i4LIFE® Advantage Guaranteed Income Benefit, you will be required to adhere to Investment Requirements, which will limit your ability to invest in certain Subaccounts offered in your Contract. In addition, the fixed account is not available except for use with dollar cost averaging. See The Contracts – Investment Requirements for more information. You will be subject to those Investment Requirements for the entire time you own the rider. Failure to comply with the Investment Requirements will result in the termination of the rider. Guaranteed Income Benefit Amount. The Guaranteed Income Benefit will be based on A, or if transitioning from a Prior Rider, the greater of A and B: A.the Account Value immediately prior to electing Guaranteed Income Benefit; or B.the Protected Income Base under the Prior Rider reduced by all Protected Annual Income Payments since the last Account Value Step-up (or inception date if no step-ups have occurred). (Advisory Fee Withdrawals that are within the Advisory Fee Withdrawal percentage will not reduce the Protected Income Base.) The initial Guaranteed Income Benefit will be an amount equal to a specified percentage of the above, based on your age (or the age of the younger life under a joint life option) at the time the Guaranteed Income Benefit is elected or, if transitioning from a Prior Rider, the date of the first Regular Income Payment. The following is an example of how the Guaranteed Amount or the Protected Income Base from another Living Benefit Rider may be used to calculate the i4LIFE® Advantage Guaranteed Income Benefit. The example assumes that a 4.5% Guaranteed Income Benefit percentage is used to calculate the initial Guaranteed Income Benefit.
Account Value (equals Contract Value on date i4LIFE® Advantage Guaranteed Income Benefit is elected)	$100,000
Protected Income Base on date i4LIFE® Advantage Guaranteed Income Benefit is elected:	$140,000
Initial Regular Income Payment	$5,411
Initial Guaranteed Income Benefit (4.5% x $140,000 Protected Income Base which is greater than $100,000 Account Value)	$6,300
Guaranteed Income Benefit Percentages and Age-Bands. The specific percentages and applicable age-bands for calculating the initial Guaranteed Income Benefit are discussed below. The initial Guaranteed Income Benefit percentages applicable to new rider elections are determined in our sole discretion based on current economic factors including interest rates and equity market volatility. Generally, the percentages may increase or decrease based on changes in equity market volatility, prevailing interest rates, or as a result of other economic conditions. This percentage structure is intended to help us provide the guarantees under the rider. The initial Guaranteed Income Benefit percentages for new rider elections may be higher or lower than prior percentages, but for existing Contractowners that have elected the rider, your Guaranteed Income Benefit percentages will not change as a result. Select Guaranteed Income Benefit and Guaranteed Income Benefit (Managed Risk). The initial Guaranteed Income Benefit percentages applicable to new rider elections, including transitions from a Prior Rider, are set forth in a supplement to this prospectus, called a Rate Sheet. The Rate Sheet indicates the Guaranteed Income Benefit percentage, its effective period, and the date by which your application or rider election form must be signed and dated for a Contract to be issued with that percentage. The percentages may change periodically and may be higher or lower than the percentages on the previous Rate Sheet. The Guaranteed Income Benefit percentages in the Rate Sheet can be superseded. The effective date of a subsequent Rate Sheet will be at least 10 days after it is filed. The Guaranteed Income Benefit percentages in any subsequent Rate Sheet may be higher or lower than the percentages on the previous Rate Sheet. Your application or rider election form must be sent to us, and must be signed and dated on after the effective date of the Rate Sheet in order to get the percentage indicated in a Rate Sheet. Current Rate Sheets will be included with the prospectus. You can also obtain the most current Rate Sheet by contacting your financial professional, online at www.lfg.com/VAprospectus or by calling us at 1-877-534-8255. Guaranteed Income Benefit percentages for previous effective periods are included in an Appendix to this prospectus.Guaranteed Income Benefit General Provisions If the amount of your i4LIFE® Advantage Regular Income Payment has fallen below the Guaranteed Income Benefit, because of poor investment results, a payment equal to the i4LIFE® Advantage Guaranteed Income Benefit is the minimum payment you will receive. If the market performance in your Contract is sufficient to provide Regular Income Payments at a level that exceeds the Guaranteed Income Benefit, the Guaranteed Income Benefit will never come into effect. If the Guaranteed Income Benefit is paid, it will be paid with the same frequency as your Regular Income Payment. If your Regular Income Payment is less than the Guaranteed Income Benefit, we will reduce the Account Value by the Regular Income Payment plus an additional amount equal to the difference between your Regular Income Payment and the Guaranteed Income Benefit (in other words, Guaranteed Income Benefit payments reduce the Account Value by the entire amount of the Guaranteed Income Benefit payment). This payment will be made from the variable Subaccounts and the fixed account proportionately, according to your investment allocations. If your Account Value reaches zero as a result of payments to provide the Guaranteed Income Benefit, we will continue to pay you an amount equal to the Guaranteed Income Benefit. If your Account Value reaches zero, your Access Period will end and your Lifetime Income Period will begin. Additional amounts withdrawn from the Account Value to provide the Guaranteed Income Benefit may terminate your Access Period earlier than originally scheduled, and will reduce your Death Benefit. If your Account Value equals zero, no Death Benefit will be paid. See i4LIFE® Advantage Death Benefits. After the Access Period ends, we will continue to pay the Guaranteed Income Benefit for as long as the Annuitant (or the Secondary Life, if applicable) is living. The following example illustrates how poor investment performance, which results in a Guaranteed Income Benefit payment, affects the i4LIFE® Account Value:
i4LIFE® Account Value before market decline	$135,000
i4LIFE® Account Value after market decline	$100,000
Monthly Guaranteed Income Benefit	$810
Monthly Regular Income Payment after market decline	$769
Account Value after market decline and Guaranteed Income Benefit payment	$99,190
The Contractowner receives an amount equal to the Guaranteed Income Benefit. The entire amount of the Guaranteed Income Benefit is deducted from the Account Value. Guaranteed Income Benefit Step-ups. For elections of Select Guaranteed Income Benefit on and after August 19, 2024, the Guaranteed Income Benefit will automatically step up every year to 65% of the current Regular Income Payment, if that result is greater than the immediately prior Guaranteed Income Benefit. For elections of Select Guaranteed Income Benefit prior to August 19, 2024, the Guaranteed Income Benefit will automatically step up every year to 75% of the current Regular Income Payment, if that result is greater than the immediately prior Guaranteed Income Benefit. For nonqualified contracts, the step-up will occur annually on the first Valuation Date on or after each Periodic Income Commencement Date anniversary starting on the first Periodic Income Commencement Date anniversary. For qualified contracts, the step-up will occur annually on the first Valuation Date of the first periodic income payment of each calendar year. The following example illustrates how the initial Select Guaranteed Income Benefit is calculated and how a step-up would increase the Select Guaranteed Income Benefit in a subsequent year. The example assumes a 4% percentage was used to calculate the Guaranteed Income Benefit, and that the Account Value has increased due to positive investment returns resulting in a higher recalculated Regular Income Payment. See Living Benefit Riders – i4LIFE® Advantage-Regular Income Payments during the Access Period for a discussion of recalculation of the Regular Income Payment.
8/1/2025 Amount of initial Regular Income Payment	$4,801
8/1/2025 Account Value at election of Select Guaranteed Income Benefit	$100,000
8/1/2025 Initial Guaranteed Income Benefit (4% x $100,000 Account Value)	$4,000
8/1/2026 Recalculated Regular Income Payment	$6,500
8/1/2026 Guaranteed Income Benefit after step-up (65% of $6,500)	$4,225
The Guaranteed Income Benefit was increased to 65% of the recalculated Regular Income Payment.i4LIFE® Advantage Guaranteed Income Benefit Transitions Certain Living Benefit Riders (“Prior Rider”) allow you to transition to the applicable version of i4LIFE® Advantage Guaranteed Income Benefit.
If your Prior Rider is...	you will transition to…
●Lincoln ProtectedPay Select Core® elections on and after August 19, 2024 ●4LATER® Select Advantage elections on and after August 19, 2024	Select Guaranteed Income Benefit (available on and after August 19, 2024)
●Lincoln ProtectedPay Select Core® elections prior to August 19, 2024 ●Lincoln Market Select® Advantage ●4LATER® Select Advantage elections prior to August 19, 2024	Select Guaranteed Income Benefit (available prior to August 19, 2024)
●Lincoln ProtectedPay Secure Core® ●Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk)	Guaranteed Income Benefit (Managed Risk)
The following discussion applies to all of these transitions. If you have elected one of the Prior Riders listed above, you are guaranteed the right to transition to the applicable version of the Guaranteed Income Benefit even if that version is no longer available for purchase. You are also guaranteed that the Guaranteed Income Benefit percentage and Access Period requirements will be at least as favorable as those in effect at the time you purchased your Prior Rider. The Investment Requirements under your Prior Rider continue to apply after you transition to the Guaranteed Income Benefit. See Appendix B – Investment Requirements for a description of these investment requirements. The initial Guaranteed Income Benefit will be an amount equal to a specified percentage of the greater of your Account Value or Protected Income Base, based on your age (or the younger life under a joint life option) at the time of the first Regular Income Payment. Your decision to transition to the Guaranteed Income Benefit must be made prior to the Annuity Commencement Date, and by the maximum age to elect i4LIFE® Advantage Guaranteed Income Benefit, which is age 95 for nonqualified contracts and age 80 for qualified contracts. Purchasers of Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) (purchased prior to May 18, 2020) who have waited until after the fifth Benefit Year anniversary may elect the appropriate version of i4LIFE® Advantage Guaranteed Income Benefit until age 99 for nonqualified contracts and age 85 for qualified contracts. If you have the single life option under your Prior Rider, you must transition to the single life option under i4LIFE® Advantage Guaranteed Income Benefit; joint life option must transition to the joint life option. The Access Period requirements may vary based on which Prior Rider you elected, and are specifically listed in the chart below. While i4LIFE® Advantage Guaranteed Income Benefit is in effect, the Contractowner cannot change the payment mode elected or decrease the length of the Access Period. Different minimum Access Period requirements may apply if you use the greater of the Account Value or Protected Income Base (less amounts paid since the last automatic step-up) under a Prior Rider to calculate the Guaranteed Income Benefit as set forth below:
Minimum Access Period
	Elections of i4LIFE® Advantage prior to the 5th Benefit Year anniversary	Elections of i4LIFE® Advantage on and after the 5th Benefit Year anniversary
Purchasers of: ●Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) prior to May 18, 2020	Longer of 20 years or the difference between your age (nearest birthday) and age 90	Longer of 15 years or the difference between your age (nearest birthday) and age 85
Purchasers of: ●Lincoln ProtectedPay Select Core® elections on and after August 19, 2024 ●4LATER® Select Advantage elections on and after August 19, 2024	Longer of 20 years or the difference between your age (nearest birthday) and age 85	Longer of 20 years or the difference between your age (nearest birthday) and age 85
Purchasers of:
●Lincoln ProtectedPay Secure Core®
●Lincoln ProtectedPay Select Core®
elections prior to August 19, 2024
●Lincoln Lifetime IncomeSM Advantage
2.0 (Managed Risk) on or after May 18,
2020
●Lincoln Market Select® Advantage
●4LATER® Select Advantage elections
prior to August 19, 2024
	Longer of 20 years or the difference between your age (nearest birthday) and age 90	Longer of 20 years or the difference between your age (nearest birthday) and age 90
A 3% AIR will be used to calculate the Regular Income Payments under: ●transitions to Guaranteed Income Benefit (Managed Risk) from a Prior Rider purchased on or after May 18, 2020; and ●transitions to Select Guaranteed Income Benefit from a Prior Rider purchased prior to August 19, 2024. A 4% AIR will be used to calculate the Regular Income Payments under: ●transitions to Guaranteed Income Benefit (Managed Risk) from a Prior Rider purchased prior to May 18, 2020; and ●transitions to Select Guaranteed Income Benefit from a Prior Rider purchased on and after August 19, 2024; and ●all other transitions. When deciding whether to transition from your Prior Rider to i4LIFE® Advantage Guaranteed Income Benefit, you should consider that depending on your age (and the age of your Secondary Life under the joint life option) and the selected length of the Access Period, i4LIFE® Advantage may provide a higher payout than the Protected Annual Income amounts from your Prior Rider. You should consider electing i4LIFE® Advantage when you are ready to immediately start receiving i4LIFE® Advantage payments, whereas with your Prior Rider, you may defer taking withdrawals until a later date. Payments from a nonqualified contract that a person receives under the i4LIFE® Advantage rider are treated as “amounts received as an annuity” under section 72 of the Internal Revenue Code because the payments occur after the annuity starting date. These payments are subject to an “exclusion ratio” as provided in section 72(b) of the Code, which means a portion of each Annuity Payout is treated as income (taxable at ordinary income rates), and the remainder is treated as a nontaxable return of Purchase Payments. In contrast, withdrawals under your Prior Rider are not treated as amounts received as an annuity because they occur prior to the annuity starting date. As a result, such withdrawals are treated first as a return of any existing gain in the Contract (which is the measure of the extent to which the Contract Value exceeds Purchase Payments), and then as a nontaxable return of Purchase Payments. i4LIFE® Advantage Death Benefits When you elect i4LIFE® Advantage, the Death Benefit option that you previously elected will become the Death Benefit election under i4LIFE® Advantage, unless you elect a less expensive Death Benefit option. Existing Contractowners with the Account Value Death Benefit, who elect i4LIFE® Advantage must choose the i4LIFE® Advantage Account Value Death Benefit. The amount paid under the new Death Benefit may be less than the amount that would have been paid under the Death Benefit provided before i4LIFE® Advantage began(if premium taxes have been deducted from the Contract Value). Subject to state approval, annual Advisory Fee Withdrawals up to 1.25% of your Contract Value within a Contract Year will not be considered a withdrawal under your Death Benefit calculation of the sum of all Purchase Payments or highest Contract Value. Your Contract Value will be reduced by the amount of the withdrawal, but the value of your Death Benefit will not be negatively impacted. For Annual Advisory Fee Withdrawals that exceed 1.25% of your Contract Value within a Contract Year, the portion of the Advisory Fee Withdrawal over 1.25% will be treated as a withdrawal under this Death Benefit and reduce your guarantees. i4LIFE® Advantage Account Value Death Benefit. The i4LIFE® Advantage Account Value Death Benefit is only available during the Access Period, but is only available if the Contract Value Death Benefit was in effect prior to the election of i4LIFE® Advantage, and is equal to the Account Value as of the Valuation Date on which we approve the payment of the death claim. You may not change this Death Benefit once it is elected. i4LIFE® Advantage Guarantee of Principal Death Benefit. The i4LIFE® Advantage Guarantee of Principal Death Benefit is only available during the Access Period and is equal to the greater of: ●the Account Value as of the Valuation Date we approve the payment of the claim; or ●the sum of all Purchase Payments, less the sum of Regular Income Payments and other withdrawals where: ●Regular Income Payments, including withdrawals to provide the Guaranteed Income Benefit and withdrawals under a Prior Rider that are not Excess Withdrawals, reduce the Death Benefit by the dollar amount of the payment; and ●all other withdrawals, if any, reduce the Death Benefit in the same proportion that withdrawals reduce the Contract Value or Account Value. References to Purchase Payments and withdrawals include Purchase Payments and withdrawals made prior to the election of i4LIFE® Advantage if your Contract was in force with the Guarantee of Principal or Highest Anniversary Death Benefit prior to that election. Withdrawals that were not treated as Excess Withdrawals under a Prior Rider will reduce the Death Benefit by the dollar amount of the withdrawal. In a declining market, withdrawals which are deducted in the same proportion that withdrawals reduce the Contract Value or Account Value, may have a magnified effect on the reduction of the Death Benefit payable. This is because the reduction in the benefit may be more than the dollar amount withdrawn from the Contract Value. All references to withdrawals include deductions for any applicable charges associated with those withdrawals and premium taxes, if any. The following example demonstrates the impact of a proportionate withdrawal on your Death Benefit:
i4LIFE® Advantage Guarantee of Principal Death Benefit	$200,000
Regular Income Payment	$25,000
Account Value at the time of additional withdrawal	$150,000
Additional withdrawal	$15,000	($15,000/$150,000=10% withdrawal)

Death Benefit Value after Regular Income Payment = $200,000 - $25,000 = $175,000
Reduction in Death Benefit value for withdrawal = $175,000 x 10% = $17,500
Death Benefit Value after additional withdrawal = $175,000 - $17,500 = $157,500
The Regular Income Payment reduced the Death Benefit by $25,000 and the additional withdrawal caused a 10% reduction in the Death Benefit, the same percentage that the withdrawal reduced the Account Value. You may not change this Death Benefit once it is elected. Highest Anniversary Death Benefit. The Highest Anniversary Death Benefit is only available during the Access Period and is the greatest of: ●the Account Value as of the Valuation Date on which we approve the payment of the claim; or ●the sum of all Purchase Payments, less the sum of Regular Income Payments and other withdrawals where: ●Regular Income Payments, including withdrawals to provide the Guaranteed Income Benefit and withdrawals under a Prior Rider that are not Excess Withdrawals, reduce the Death Benefit by the dollar amount of the payment; and ●all other withdrawals, if any, reduce the Death Benefit in the same proportion that withdrawals reduce the Contract Value or Account Value. References to Purchase Payments and withdrawals include Purchase Payments and withdrawals made prior to the election of i4LIFE® Advantage; or ●the highest Account Value or Contract Value on any contract anniversary date (including the inception date of the Contract) after the Highest Anniversary Death Benefit is effective (determined before the allocation of any Purchase Payments on that contract anniversary) prior to the 81st birthday of the oldest Contractowner, joint owner (if applicable), or Annuitant for which a Death Benefit is payable and prior to the date of death. The highest Account Value or Contract Value is increased by Purchase Payments and is decreased by Regular Income Payments, including withdrawals to provide the Guaranteed Income Benefit and all other withdrawals subsequent to the anniversary date on which the highest Account Value or Contract Value is obtained. ●Regular Income Payments, including withdrawals to provide the Guaranteed Income Benefit and withdrawals under a Prior Rider that are not Excess Withdrawals, reduce the Death Benefit by the dollar amount of the payment; and ●all other withdrawals, if any, reduce the Death Benefit in the same proportion that withdrawals reduce the Contract Value or Account Value. When determining the highest anniversary value, we will look at the Contract Value before i4LIFE® Advantage and the Account Value after the i4LIFE® Advantage election to determine the highest anniversary value. We will look at such values on the contract annual anniversary date. In a declining market, withdrawals which are deducted in the same proportion that withdrawals reduce the Account Value, may have a magnified effect on the reduction of the Death Benefit payable. This is because the reduction in the benefit may be more than the dollar amount withdrawn from the Contract Value. All references to withdrawals include deductions for any applicable charges associated with those withdrawals and premium taxes, if any. General Death Benefit Provisions. These Death Benefit options, are only available during the Access Period and will terminate when the Account Value equals zero, because the Access Period terminates. If there is a change in the Contractowner, joint owner or Annuitant during the life of the Contract, for any reason other than death, the only Death Benefit payable for the new person will be the Account Value. On a joint life option, the Secondary Life must be either the primary Beneficiary or joint owner in order to receive the remaining payments after the first life’s death. For nonqualified contracts, upon the death of the Contractowner, joint owner or Annuitant, the Contractowner (or Beneficiary) may elect to terminate the Contract and receive full payment of the Death Benefit or may elect to continue the Contract and receive Regular Income Payments. Upon the death of the Secondary Life, who is not also an owner, only the surrender value is paid. If you are the owner of an IRA annuity contract, and there is no Secondary Life, and you die during the Access Period, the i4LIFE® Advantage will terminate. A spouse Beneficiary may start a new i4LIFE® Advantage program. If a death occurs during the Access Period, the value of the Death Benefit will be determined as of the Valuation Date we approve the payment of the claim. Approval of payment will occur upon our receipt of all the following: 1.an original certified death certificate or any other proof of death satisfactory to us; and 2.written authorization for payment; and 3.all required claim forms, fully completed (including selection of a settlement option). Notwithstanding any provision of this Contract to the contrary, the payment of Death Benefits provided under this Contract must be made in compliance with Code Section 72(s) or 401(a)(9) as applicable, as amended from time to time. Death Benefits may be taxable. See Federal Tax Matters. Upon notification to us of the death, Regular Income Payments may be suspended until the death claim is approved by us. Upon approval, a lump sum payment for the value of any suspended payments will be made as of the date the death claim is approved, and Regular Income Payments will continue, if applicable. The excess, if any, of the Death Benefit over the Account Value will be credited into the Contract at that time. If a lump sum settlement is elected, the proceeds will be mailed within seven days of approval by us of the claim subject to the laws, regulations and tax code governing payment of Death Benefits. This payment may be postponed as permitted by the Investment Company Act of 1940.i4LIFE® Advantage General Provisions Withdrawals. You may request a withdrawal at any time during the Access Period. We reduce the Account Value by the amount of the withdrawal, and all subsequent Regular Income Payments and Guaranteed Income Benefit payments, if applicable, will be recalculated. The Guaranteed Income Benefit is reduced proportionately. Withdrawals may have tax consequences. See Federal Tax Matters. If you purchased your Contract as part of a Fee-Based Financial Plan, you may take Advisory Fee Withdrawals of up to 1.25% of your Contract Value annually. These withdrawals will reduce the Account Value but will not trigger a recalculation. Certain states or advisory firms may not allow withdrawals to pay the fees associated with your advisory fees so please check with your financial professional. The portion of any Advisory Fee Withdrawal in excess of 1.25% of your Contract Value will reduce the Account Value and will also trigger a recalculation. The following example demonstrates the impact of a withdrawal on the Guaranteed Income Benefit payments:
i4LIFE® Regular Income Payment before additional withdrawal	$1,200
Guaranteed Income Benefit before additional withdrawal	$900
Account Value at time of additional withdrawal	$150,000
Additional withdrawal	$15,000	(a 10% withdrawal)

Reduction in Guaranteed Income Benefit for additional withdrawal = $900 x 10% = $90
Guaranteed Income Benefit after additional withdrawal = $900 - $90 = $810
Surrender. At any time during the Access Period, you may surrender the Contract by withdrawing the surrender value. If the Contract is surrendered, the Contract terminates and no further Regular Income Payments will be made. Termination. You may terminate i4LIFE® Advantage prior to the end of the Access Period by notifying us in writing. The termination will be effective on the next Valuation Date after we receive the notice. For IRA annuity contracts, upon termination, the i4LIFE® Advantage charge will end and your base contract expense will resume. Your Contract Value upon termination will be equal to the Account Value on the Valuation Date we terminate i4LIFE® Advantage. For nonqualified contracts, you may not terminate i4LIFE® Advantage once you have elected it. i4LIFE® Advantage will terminate due to any of the following events: ●the death of the Annuitant (or the later of the death of the Annuitant or Secondary Life if a joint payout was elected); or ●a Contractowner requested a decrease in the Access Period or a change to the Regular Income Payment frequency; or ●upon written notice from the Contractowner to us; or ●assignment of the Contract; or ●failure to comply with Investment Requirements. A termination of i4LIFE® Advantage Guaranteed Income Benefit due to a decrease in the Access Period, a change in the Regular Income Payment frequency, or upon written notice from the Contractowner will be effective as of the Valuation Date on the next Periodic Income Commencement Date anniversary. Termination will be only for the i4LIFE® Advantage Guaranteed Income Benefit and not the i4LIFE® Advantage election, unless otherwise specified. However, if you used the greater of the Account Value or Protected Income Base under a previously held Living Benefit Rider to establish the Guaranteed Income Benefit, any termination of the Guaranteed Income Benefit will also result in a termination of the i4LIFE® Advantage election. If you terminate the i4LIFE® Advantage Guaranteed Income Benefit you may be able to re-elect it, if available, after one year. The election will be treated as a new purchase, subject to the terms and charges in effect at the time of election and the i4LIFE® Advantage Regular Income Payment will be recalculated. The i4LIFE® Advantage Guaranteed Income Benefit will be based on the Account Value at the time of the election.
Lincoln InvestmentSolutions RIA | GuaranteedIncomeBenefitwithi4LIFEAdvantageSingleLifeMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.75%
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.75%
Lincoln InvestmentSolutions RIA | GuaranteedIncomeBenefitwithi4LIFEAdvantageJointLIfeMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.75%
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.75%
Lincoln InvestmentSolutions RIA | i4LIFEGuaranteedIncomeBenefitManagedRiskSingleLifeMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.25%
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.25%
Lincoln InvestmentSolutions RIA | i4LIFEGuaranteedIncomeBenefitManagedRiskJointLIfeMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.45%
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.45%
Lincoln InvestmentSolutions RIA | LincolnLifetimeIncomeAdvantage20ManagedRiskSingleLifeMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.25%
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.25%
Lincoln InvestmentSolutions RIA | LincolnLifetimeIncomeAdvantage20ManagedRiskJointLIfeMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.45%
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.45%
Lincoln InvestmentSolutions RIA | LincolnMarketSelectAdvantageSingleLifeMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.25%
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.25%
Lincoln InvestmentSolutions RIA | LincolnMarketSelectAdvantageJointLIfeMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.45%
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.45%
Lincoln InvestmentSolutions RIA | LincolnMax6SelectAdvantageSingleLifeMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.25%
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.25%
Lincoln InvestmentSolutions RIA | LincolnMax6SelectAdvantageJointLIfeMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.45%
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.45%
Lincoln InvestmentSolutions RIA | LincolnWealthPassMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.25%
Optional Benefit Expense, Footnotes [Text Block]	As an annualized percentage of the Protected Amount, as increased by subsequent Purchase Payments and decreased by Excess Withdrawals. This charge is deducted from the Contract Value on a quarterly basis. The current protected lifetime income fee rate will be less than or equal to the stated maximum charge rate and will be disclosed in a Rate Sheet prospectus supplement. The same fee applies when transitioning to the appropriate version of i4LIFE® Advantage Guaranteed Income Benefit (if available). A discussion of the charges for this closed rider can be found in an Appendix to this prospectus.
Name of Benefit [Text Block]	Lincoln Wealth PassSM
Purpose of Benefit [Text Block]	●Provides income payments that guarantee a return of principal over your life expectancy. ●Designed for a Beneficiary with Death Benefit proceeds from another nonqualified contract, or from a qualified (IRA and Roth IRA) contract or a qualified retirement plan if the original Contractowner died on or before December 31, 2019.
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.25%
Optional Benefit Expense, Footnotes [Text Block]	As an annualized percentage of the Protected Amount, as increased by subsequent Purchase Payments and decreased by Excess Withdrawals. This charge is deducted from the Contract Value on a quarterly basis. The current protected lifetime income fee rate will be less than or equal to the stated maximum charge rate and will be disclosed in a Rate Sheet prospectus supplement. The same fee applies when transitioning to the appropriate version of i4LIFE® Advantage Guaranteed Income Benefit (if available). A discussion of the charges for this closed rider can be found in an Appendix to this prospectus.
Brief Restrictions / Limitations [Text Block]	●Investment Requirements apply.●Excess Withdrawals could significantly reduce or terminate the benefit. ●Subject to a $10 million maximum, which includes the total guaranteed amounts across all Living Benefit Riders.●Additional Purchase Payments may be limited.
Name of Benefit [Text Block]	Lincoln Wealth PassSM
Operation of Benefit [Text Block]	Lincoln Wealth PassSM Lincoln Wealth PassSM was designed for a Beneficiary with Death Benefit proceeds from another nonqualified contract, or from a qualified (IRA and Roth IRA) contract or qualified retirement plan if the original Contractowner died on or before December 31, 2019. This rider provides guaranteed periodic withdrawals from a benefit base called the Protected Amount (described in detail below). As long as there is a Protected Amount, you will be able to make annual withdrawals called the Protected Annual Income. The Protected Annual Income is equal to the greater of (a) or (b), where: (a) is an amount less than or equal to the Protected Annual Income; or (b) is an amount from a qualified or nonqualified contract that is the result of systematic installments withdrawn via an automatic withdrawal service of the amount needed to satisfy the required minimum distribution (RMD) or life expectancy payment rules for the Contract Value of the Contract to which this rider is attached. Please note any withdrawals that exceed the greater of (a) or (b) or the amounts payable to any assignee or assignee’s bank account are considered Excess Withdrawals. Excess Withdrawals may significantly reduce your Protected Amount as well as your Protected Annual Income amount by an amount greater than the dollar amount of the Excess Withdrawal. Your rider will terminate if the Protected Amount is reduced to zero. Withdrawals equal to or less than the Protected Annual Income amount will not reduce the Protected Annual Income amount. All withdrawals will decrease the Contract Value. Surrender charges are waived on cumulative withdrawals less than or equal to the Protected Annual Income amount or on your RMD, provided your RMD amount is greater than your Protected Annual Income amount. The Contractowner or Annuitant may not be changed while this rider is in effect, including any sale or assignment of the Contract as collateral. Distributions must be based on the Contractowner’s life expectancy. Contractowners age 70 or younger must elect the rider no later than 5 years after the death (if distributions have already begun, or within the time frames listed in (1) and (2) above). Contractowners ages 71 through 80 must elect the rider before beginning life expectancy Required Minimum Distributions (“RMDs”). Note: Beneficiaries under the age of majority in your state will not be able to receive proceeds outright. Check your state law to see if a custodian or guardian is needed. No other Living Benefit Riders are available if this rider was elected. Additionally, you cannot terminate this rider until after the fifth Benefit Year anniversary.Benefit Year. The Benefit Year is the 12-month period starting with the effective date of the rider and starting with each anniversary of the rider effective date after that. If your Benefit Year anniversary falls on a day that the New York Stock Exchange is closed, any benefit calculations scheduled to occur on that anniversary will occur on the next Valuation Date. Protected Amount. The Protected Amount is a value used to calculate your Protected Annual Income amount and is the total amount of guaranteed payments you can receive. The Protected Amount is not available to you as a lump sum withdrawal or a Death Benefit. The initial Protected Amount varies based on when you elect the rider. If the rider was elected at the time of application, the Protected Amount is equal to the initial Purchase Payment. If the rider was elected after we issued the Contract, the Protected Amount equals the Contract Value on the rider effective date. The maximum Protected Amount is $10 million, which includes the total guaranteed amounts under the Living Benefit Riders of all Lincoln Life contracts (or contracts issued by our affiliates) in which you are the covered lives. Additional Purchase Payments are allowed only if: 1.) the rider is purchased at the time of application, and 2.) additional Purchase Payments must be received by the earlier of 180 days of the rider effective date or the date required to begin minimum distributions. The source of the Purchase Payments must be from a contract that is the same market type as the Lincoln annuity. That means that if the source contract is a tax qualified (from an IRA or Roth IRA), the Purchase Payment can only be made to a qualified Lincoln contract. If the source contract is nonqualified, the Purchase Payment can only be made to a nonqualified Lincoln contract. If you are making Purchase Payments from more than one source contract, each of the source contracts must have the same decedent and the same Beneficiary. Additional Purchase Payments are not allowed if the rider is purchased by the Beneficiary who inherits an existing Lincoln annuity who chooses to continue the Contract as Contractowner. Additional Purchase Payments automatically increase the Protected Amount (not to exceed the maximum Protected Amount) by the amount of the Purchase Payment; for example, a $10,000 additional Purchase Payment will increase the Protected Amount by $10,000. Additional Purchase Payment will not be allowed if the Contract Value is zero. Certain withdrawals will reduce the Protected Amount on a dollar for dollar basis: ●Withdrawals less than or equal to the Protected Annual Income amount; ●Withdrawals, using Lincoln’s automatic withdrawal service, equal to RMD life expectancy payouts calculated by us for qualified contracts; or ●Withdrawals, using Lincoln’s automatic withdrawal service, equal to RMD life expectancy payouts calculated by us for nonqualified contracts. All other withdrawals are Excess Withdrawals that reduce the Protected Amount by the same proportion that the withdrawals reduce the Contract Value. The rider will terminate when the Protected Amount is reduced to zero.Protected Annual Income Withdrawal. The Protected Annual Income is an amount that may be withdrawn from the Contract each Benefit Year as long as there is a Protected Amount. The Protected Annual Income amount is determined by multiplying the Protected Amount by the applicable rate, based on your age on the latest date to begin withdrawals to stretch payments over the owner’s life expectancy or the date that the Contract Value is reduced to zero. Thereafter, the Protected Annual Income rate will not change. The Protected Annual Income amount will change upon additional Purchase Payments and Excess Withdrawals, as described below. Once the Protected Amount is less than the Protected Annual Income, the Protected Annual Income amount will be reduced to the Protected Amount for the final year’s payment.The Protected Annual Income rates that were applicable at the time you elected your rider were disclosed in a Rate Sheet prospectus supplement. The Rate Sheet indicates the Protected Annual Income rates and the date by which your application or rider election form had to be signed and dated for a rider to be issued with those rates. Rate information for previous effective periods is included in an Appendix to this prospectus.You will not be entitled to the Protected Annual Income amount if the Protected Amount is reduced to zero. All withdrawals will decrease the Contract Value. If you withdraw less than the Protected Annual Income amount during a Benefit Year, you are not entitled to carry over the unused Protected Annual Income amount to another Benefit Year. Withdrawals will not be considered Excess Withdrawals (even if they exceed the Protected Annual Income amount) only if the withdrawals are taken as systematic installments of the amount needed to satisfy the required minimum distribution (RMD) rules under Internal Revenue Code Section 401(a)(9) for IRAs or the life expectancy payments for nonqualified contracts. In addition, in order for this exception to apply, the following must occur: 1.Lincoln’s automatic withdrawal service is used to calculate and pay the RMD or life expectancy payments; 2.The calculation must be based only on the value in this Contract; 3.No withdrawals other than RMDs or life expectancy payments are made within the Benefit Year (except as described in the next paragraph). If your RMD or life expectancy withdrawals during a Benefit Year are less than the Protected Annual Income amount, an additional amount up to the Protected Annual Income amount may be withdrawn. If your RMD or life expectancy payment exceeds the Protected Annual Income amount, the excess will not be considered an Excess Withdrawal. However, if a withdrawal other than an RMD or life expectancy payment is made during the Benefit Year, then all amounts withdrawn in excess of the Protected Annual Income amount, including amounts attributable to RMDs and life expectancy payments, will be treated as Excess Withdrawals. The following example shows the calculation of the Protected Annual Income amount and how withdrawals less than or equal to the Protected Annual Income amount impact the Protected Amount and the Contract Value. The example assumes a 5% Protected Annual Income rate and a Contract Value of $200,000 on the rider’s effective date:
Contract Value on the rider’s effective date	$200,000
Protected Amount on the rider’s effective date	$200,000
Initial Protected Annual Income amount on the rider’s effective date	$10,000
Contract Value six months after rider’s effective date	$212,000
Protected Amount six months after rider’s effective date	$200,000
Withdrawal six months after rider’s effective date	$10,000
Contract Value after withdrawal ($212,000 - $10,000)	$202,000
Protected Amount after withdrawal ($200,000 - $10,000)	$190,000
Contract Value on the first Benefit Year anniversary	$205,000
Protected Amount on the first Benefit Year anniversary	$190,000
Protected Annual Income amount on the first Benefit Year anniversary	$10,000
Purchase Payments added to the Contract subsequent to the initial Purchase Payment will increase the Protected Annual Income amount by an amount equal to the applicable Protected Annual Income rate, multiplied by the amount of the subsequent Purchase Payment. For example, assuming a Contractowner has a Protected Annual Income amount of $2,500 (5% of $50,000 Protected Amount), an additional Purchase Payment of $10,000 increases the Protected Annual Income amount that Benefit Year to $3,000 ($2,500 + $10,000 x 1.05). The Protected Annual Income payment amount will be recalculated immediately after a Purchase Payment is added to the Contract. Excess Withdrawals. Excess Withdrawals are: 1.the cumulative amounts withdrawn from the Contract during the Benefit Year (including the current withdrawal) that exceed the Protected Annual Income amount at the time of the withdrawal (excludes RMDs and life expectancy payments as outlined above); or 2.withdrawals that are payable to any assignee or assignee’s bank account. Advisory Fee Withdrawals that exceed the Advisory Fee Withdrawal percentage where it was made prior to the youngest age on the Rate Sheet, or that exceed the Protected Annual Income amount are considered Excess Withdrawals. When an Excess Withdrawal occurs: 1.the Protected Amount is reduced by the same proportion that the Excess Withdrawal reduces the Contract Value. This means that the reduction in the Protected Amount could be more than the dollar amount of the withdrawal; and 2.the Protected Annual Income is reduced by the same proportion the Excess Withdrawal reduces the Contract Value. Your quarterly statements will include the Protected Annual Income amount (as adjusted for Protected Annual Income amount payments in a Benefit Year, Excess Withdrawals and additional Purchase Payments) available to you for the Benefit Year in order for you to determine whether a withdrawal may be an Excess Withdrawal. We encourage you to either consult with your financial professional or call us at the number provided in this prospectus if you have any questions about Excess Withdrawals. The following example assumes a 5% Protected Annual Income rate and demonstrates the impact of an Excess Withdrawal on the Protected Amount, the Protected Annual Income amount, and the Contract Value. The example assumes that the Contractowner makes a $12,000 withdrawal, which causes an $11,225 reduction in the Protected Amount. Prior to Excess Withdrawal:
Contract Value = $60,000
Protected Amount = $85,000
Protected Annual Income amount = $4,250 (5% of the Protected Income Base of $85,000) After a $12,000 withdrawal ($4,250 is within the Protected Annual Income amount, $7,750 is the Excess Withdrawal):
The Contract Value and Protected Amount are reduced by the amount of the Protected Annual Income amount of $4,250: Contract Value = $55,750 ($60,000 - $4,250)
Protected Amount = $80,750 ($85,000 - $4,250) The Contract Value is also reduced by the $7,750 Excess Withdrawal and the Protected Amount is reduced by 13.90%, the same proportion by which the Excess Withdrawal reduced the Contract Value of $55,750 ($7,750 ÷ $55,750). Contract Value = $48,000 ($55,750 - $7,750) a 13.90% reduction
Protected Amount = $73,185 ($85,000 x 13.90% = $11,225; $85,000 - $11,225= $73,185)
Protected Annual Income amount = $3,660 ($4,250 x 13.90%= $591; $4,250 - $591 = $3,659) In a declining market, Excess Withdrawals may significantly reduce your Protected Amount and Protected Annual Income amount. This is because the reduction in the benefit may be more than the dollar amount withdrawn from the Contract Value. If the Protected Amount is reduced to zero, the rider will terminate. If the Contract Value is reduced to zero due to an Excess Withdrawal, the rider and Contract will terminate. Distributions from qualified contracts are generally taxed as ordinary income. Distributions from nonqualified contracts that are includable in gross income are also generally taxed as ordinary income. See Federal Tax Matters for information on determining what amounts are includable in gross income. Final Payment Year. The year that the final payment is made is determined from the chart below based on the owner’s age on the latest date to stretch payments over the owner’s life expectancy. This date is one year after the date of death for nonqualified contracts, and December 31st of the calendar year following the date of death occurred for qualified contracts. If the Contract and rider are still in effect on the Benefit Year anniversary occurring in the final payment year, a final payment will be made that is equal to the greater of the Protected Amount or Contract Value, and the Contract and rider will terminate. The final payment year is determined on the rider effective date and will not change. The final payment year is determined from the chart below and is based on your age. All amounts must be paid out of the Contract in this final payment year.
Age	Final GMWB Payment Year	Age	Final GMWB Payment Year	Age	Final GMWB Payment Year
0	82	28	55	56	28
1	81	29	54	57	27
2	80	30	53	58	27
3	79	31	52	59	26
4	78	32	51	60	25
5	77	33	50	61	24
6	76	34	49	62	23
7	75	35	48	63	22
8	74	36	47	64	21
9	73	37	46	65	21
10	72	38	45	66	20
11	71	39	44	67	19
12	70	40	43	68	18
13	69	41	42	69	17
Age	Final GMWB Payment Year	Age	Final GMWB Payment Year	Age	Final GMWB Payment Year
14	68	42	41	70	17
15	67	43	40	71	16
16	66	44	39	72	15
17	66	45	38	73	14
18	65	46	37	74	14
19	64	47	37	75	13
20	63	48	36	76	12
21	62	49	35	77	12
22	61	50	34	78	11
23	60	51	33	79	10
24	59	52	32	80	10
25	58	53	31	81	9
26	57	54	30
27	56	55	29
Death Prior to the Selection of an Annuity Payout Option. Lincoln Wealth PassSM has no provision for a payout of the Protected Amount upon death of the Contractowner or Annuitant and provides no increase in the Death Benefit value over and above what the Death Benefit provides in the base contract. All Death Benefit payments must be made in compliance with Internal Revenue Code Sections 72(s) or 401(a)(9), as applicable, as amended from time to time. Upon the death of the Contractowner, if there is Contract Value and a Protected Amount in effect at the time of the death and there is only one Beneficiary, the Beneficiary may continue the rider to pay out the remaining Protected Amount. We cannot divide the Protected Amount among multiple Beneficiaries. No adjustment will be made to the Protected Amount, Protected Annual Income Amount, protected lifetime income fee base, or final payment year. If the Protected Annual Income amount was not determined prior to death, then the rate will be set according to the deceased Contractowner’s age on the continuation date. Continuation is not available if the Contract Value is reduced to zero prior to the death of the Contractowner. Termination. After the fifth Benefit Year anniversary, the Contractowner may terminate the rider by notifying us in writing of the request to terminate or by failing to adhere to Investment Requirements. Lincoln Wealth PassSM will automatically terminate: ●on the selection of an Annuity Payout option; ●upon death of the Contractowner, unless there is a Protected Amount and a single Beneficiary elects to continue the Contract and rider; ●if the Contractowner or Annuitant is changed including any sale or assignment of the Contract or any pledge of the Contract as collateral; ●on the date the Contractowner is changed pursuant to an enforceable divorce agreement or decree; ●upon surrender or termination of the underlying annuity contract; ●on the rider date anniversary occurring in the final payment year; ●when the Protected Amount and the Protected Annual Income amount are reduced to zero; or ●when the final payment is made. The termination will not result in any increase in Contract Value equal to the Protected Amount. Upon effective termination of this rider, the benefit and charges within this rider will terminate.
Lincoln InvestmentSolutions RIA | i4LifeAdvantageGuaranteedIncomeBenefitSingleLifeMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.25%
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.25%
Lincoln InvestmentSolutions RIA | i4LifeAdvantageGuaranteedIncomeBenefitJointLifeMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.45%
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.45%
Lincoln InvestmentSolutions RIA | HighestAnniversaryDeathBenefitSingleLifeMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.25%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.25%
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.25%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.25%
Lincoln InvestmentSolutions RIA | HighestAnniversaryDeathBenefitJointLIfeMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.25%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.25%
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.25%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.25%
Lincoln InvestmentSolutions RIA | EstateLockDeathBenefitRiderSingleLifeMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.60%
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.60%
Lincoln InvestmentSolutions RIA | LincolnProtectedPayandEstateLockSingleLifeMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.75%
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.75%
Lincoln InvestmentSolutions RIA | LincolnProtectedPaySingleLifeMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.75%
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.75%
Lincoln InvestmentSolutions RIA | LincolnProtectedPayJointLifeMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.75%
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.75%
Lincoln InvestmentSolutions RIA | LincolnWealthPass0to65SingleLifeMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.25%
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.25%
Lincoln InvestmentSolutions RIA | LincolnWealthPass66to80SingleLifeMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.25%
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.25%
Lincoln InvestmentSolutions RIA | FourLATERSelectAdvantageJointLIfeMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.75%
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.75%
Lincoln InvestmentSolutions RIA | FourLATERSelectAdvantageJointLIfeMember | Previously Offered [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.45%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.40%
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.45%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.40%
Lincoln InvestmentSolutions RIA | HighestAnniversaryDeathBenefitandLincolnProtectedPaySMlifetimeincomesuiteMember
Prospectus:
Surrender Expense, 1 Year, Maximum [Dollars]	$ 8,305
Surrender Expense, 3 Years, Maximum [Dollars]	24,987
Surrender Expense, 5 Years, Maximum [Dollars]	41,714
Surrender Expense, 10 Years, Maximum [Dollars]	83,291
Annuitized Expense, 1 Year, Maximum [Dollars]	8,305
Annuitized Expense, 3 Years, Maximum [Dollars]	24,987
Annuitized Expense, 5 Years, Maximum [Dollars]	41,714
Annuitized Expense, 10 Years, Maximum [Dollars]	83,291
No Surrender Expense, 1 Year, Maximum [Dollars]	8,305
No Surrender Expense, 3 Years, Maximum [Dollars]	24,987
No Surrender Expense, 5 Years, Maximum [Dollars]	41,714
No Surrender Expense, 10 Years, Maximum [Dollars]	83,291
Lincoln InvestmentSolutions RIA | i4LIFEAdvantageHighestAnniversaryDeathBenefitandi4LIFEAdvantageGuaranteedIncomeMember
Prospectus:
Surrender Expense, 1 Year, Maximum [Dollars]	8,290
Surrender Expense, 3 Years, Maximum [Dollars]	24,155
Surrender Expense, 5 Years, Maximum [Dollars]	39,101
Surrender Expense, 10 Years, Maximum [Dollars]	72,702
Annuitized Expense, 1 Year, Maximum [Dollars]	8,290
Annuitized Expense, 3 Years, Maximum [Dollars]	24,155
Annuitized Expense, 5 Years, Maximum [Dollars]	39,101
Annuitized Expense, 10 Years, Maximum [Dollars]	72,702
No Surrender Expense, 1 Year, Maximum [Dollars]	8,290
No Surrender Expense, 3 Years, Maximum [Dollars]	24,155
No Surrender Expense, 5 Years, Maximum [Dollars]	39,101
No Surrender Expense, 10 Years, Maximum [Dollars]	$ 72,702
Lincoln InvestmentSolutions RIA | GuaranteeOfPrincipalDeathBenefitMember
Prospectus:
Name of Benefit [Text Block]	Guarantee of Principal Death Benefit
Purpose of Benefit [Text Block]	Provides a Death Benefit equal to the greatest of (1) Contract Value; (2) all Purchase Payments, adjusted for withdrawals.
Brief Restrictions / Limitations [Text Block]	Default Death Benefit, which applies automatically if you do not select a different Death Benefit option.●Withdrawals could significantly reduce the benefit.
Name of Benefit [Text Block]	Guarantee of Principal Death Benefit
Operation of Benefit [Text Block]	Guarantee of Principal Death Benefit. The Guarantee of Principal Death Benefit is the default Death Benefit under this Contact; this means that if you do not select a Death Benefit, the Guarantee of Principal Death Benefit will be automatically selected for you at contract issue. There is an additional charge for this Death Benefit, and it may only be elected when the contract is issued.You may not terminate the Guarantee of Principal Death Benefit. If all Contractowners and Annuitants are changed, the Guarantee of Principal Death Benefit will automatically terminate and the Contract Value Death Benefit will be in effect. The Guarantee of Principal Death Benefit is not available for contracts issued to a Contractowner, or joint owner or Annuitant, who is age 86 or older at the time of issuance. The product charge for this Death Benefit will vary according to the age of the oldest Contractowner or Annuitant at the time the Contract is issued. See Charges and Other Deductions – Deductions from the VAA. If the Beneficiary is the spouse of the Contractowner, the surviving spouse may elect to continue the Contract as the new Contractowner. In this situation, a portion of the Death Benefit may be credited to the Contract. Any portion of the Death Benefit that would have been payable (if the Contract had not been continued) that exceeds the current Contract Value on the Valuation Date we approve the claim will be added to the Contract Value. The Guarantee of Principal Death Benefit may not be discontinued once elected.
Calculation Method of Benefit [Text Block]	The Guarantee of Principal Death Benefit provides a Death Benefit equal to the greater of: ●the current Contract Value as of the Valuation Date we approve the payment of the claim; or ●the sum of all Purchase Payments decreased by withdrawals in the same proportion that withdrawals reduced the Contract Value. Regular Income Payments under i4LIFE® Advantage and withdrawals less than or equal to the Protected Annual Income amount under applicable Living Benefit Riders (except Lincoln Wealth PassSM) may reduce the sum of all Purchase Payment amounts on a dollar for dollar basis. See Living Benefit Riders – Lincoln ProtectedPay® lifetime income suite or Appendix C – Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk), Lincoln Market Select® Advantage and Lincoln Max 6 SelectSM Advantage. For example, assume an initial deposit into the Contract of $10,000, and no withdrawals have been taken. The Contract Value decreases and equals $8,000 on the Valuation Date the death claim is approved. Since your principal is guaranteed, the amount of Death Benefit paid equals $10,000. In a declining market, withdrawals deducted in the same proportion that withdrawals may reduce the Contract Value may have a magnified effect on the reduction of the Death Benefit payable. This is because the reduction in the benefit may be more than the dollar amount withdrawn from the Contract Value. All references to withdrawals include deductions for any applicable charges associated with those withdrawals, financial planning fees, and premium taxes, if any. Subject to state approval, annual Advisory Fee Withdrawals up to 1.25% of your Contract Value within a Contract Year will not be considered a withdrawal under your Death Benefit calculation of the sum of all Purchase Payments or highest Contract Value. Your Contract Value will be reduced by the amount of the withdrawal, but the value of your Death Benefit will not be negatively impacted. For Annual Advisory Fee Withdrawals that exceed 1.25% of your Contract Value within a Contract Year, the portion of the Advisory Fee Withdrawal over 1.25% will be treated as a withdrawal under this Death Benefit and reduce your guarantees. If a Contractowner, joint owner or Annuitant was added or changed subsequent to the effective date of this Contract (unless the change occurred because of the death of a prior Contractowner, joint owner or Annuitant), upon the death of the person who was changed, we will only pay the Contract Value as of the Valuation Date we approve the payment of the death claim. If your Contract Value equals zero, no Death Benefit will be paid.
Lincoln InvestmentSolutions RIA | FourLATERSelectAdvantageMember
Prospectus:
Optional Benefit Expense, Footnotes [Text Block]	As an annualized percentage of the Protected Income Base (initial Purchase Payment or Contract Value at the time of election), as increased for subsequent Purchase Payments, Account Value Step-ups and Enhancements, and decreased by withdrawals (excluding Advisory Fee Withdrawals). This fee is deducted from the Contract Value on a quarterly basis. The same fee applies to the appropriate version of i4LIFE® Advantage Guaranteed Income Benefit (if available). See Charges and Other Deductions – Protected Lifetime Income Fees for more information about your Living Benefit Rider.
Offered Starting [Date]	Nov. 28, 2022
Name of Benefit [Text Block]	4LATER® Select Advantage
Purpose of Benefit [Text Block]	Provides:●Protected Income Base which will be used to establish the amount of the Guaranteed Income Benefit upon the election of i4LIFE® Advantage; ●An Enhancement to the Protected Income Base; ●Account Value Step-ups of the Protected Income Base. Must later transition to i4LIFE® Advantage Select Guaranteed Income Benefit in order to receive a benefit from 4LATER® Select Advantage.
Optional Benefit Expense, Footnotes [Text Block]	As an annualized percentage of the Protected Income Base (initial Purchase Payment or Contract Value at the time of election), as increased for subsequent Purchase Payments, Account Value Step-ups and Enhancements, and decreased by withdrawals (excluding Advisory Fee Withdrawals). This fee is deducted from the Contract Value on a quarterly basis. The same fee applies to the appropriate version of i4LIFE® Advantage Guaranteed Income Benefit (if available). See Charges and Other Deductions – Protected Lifetime Income Fees for more information about your Living Benefit Rider.
Brief Restrictions / Limitations [Text Block]	●Investment Requirements apply. ●Withdrawals could significantly reduce or terminate the benefit. ●Not available for purchase with a qualified contract.●Subject to a $10 million maximum, which includes the total guaranteed amounts across all Living Benefit Riders.●The fee rate may increase with additional Purchase Payments, step-ups, and at any time after ten years from the rider effective date.●Additional Purchase Payments may be limited.
Name of Benefit [Text Block]	4LATER® Select Advantage
Operation of Benefit [Text Block]	4LATER® Select Advantage 4LATER® Select Advantage is a Living Benefit Rider available for purchase that provides a Protected Income Base which will be used to establish the amount of the Guaranteed Income Benefit payment upon the election of i4LIFE® Advantage. If you elect 4LATER® Select Advantage, you must later transition to i4LIFE® Advantage Select Guaranteed Income Benefit in order to receive a benefit from 4LATER® Select Advantage. The Contractowner, Annuitant or Secondary Life may not be changed while this rider is in effect (except if the Secondary Life assumes ownership of the Contract upon death of the Contractowner), including any sale or assignment of the Contract as collateral. Availability. The 4LATER® Select Advantage rider is available for election on all new and existing contracts. If you elect the rider at contract issue, it will be effective on the Contract's effective date. If you elect the rider after the Contract is issued, the rider will be effective on the next Valuation Date following approval by us and will be the rider version available for sale at that time. We reserve the right to discontinue offering post-issue elections of this rider at any time upon advanced written notice to you. This means that there is a chance that you may not be able to elect it in the future. The initial Purchase Payment or Contract Value (if purchased after the Contract is issued) must be at least $25,000. Rider elections are subject to Home Office approval if your Contract Value totals $2 million or more. 4LATER® Select Advantage is not available with qualified contracts and is designed primarily for purchasers of nonqualified contracts where the Contractowner and Annuitant are different people (single life option) or with joint life benefits where the Secondary Life is not a spouse. The Contractowner, Annuitant, and Secondary Life under the joint life option must be age 85 or younger at the time this rider is elected. If you own a Living Benefit Rider and you wish to elect 4LATER® Select Advantage, you must first terminate your existing Living Benefit Rider. We reserve the right to require a 12-month wait after this termination, and you must also comply with your existing Living Benefit Rider’s termination rules before you will be able to elect 4LATER® Select Advantage. For further information on termination rules, see the “Termination” section associated with your Living Benefit Rider. In all cases, by terminating your existing Living Benefit Rider, you will no longer be entitled to any of the benefits that have accrued under that rider.Termination. After the fifth anniversary of the effective date of the 4LATER® Select Advantage rider, the Contractowner may terminate the rider by notifying us in writing. After this time, the rider will also terminate if the Contractowner fails to adhere to the Investment Requirements. 4LATER® Select Advantage will automatically terminate: ●on the selection of an Annuity Payout option; ●if the Annuitant is changed including any sale or assignment of the Contract or any pledge of the Contract as collateral; ●upon the second death of either the Annuitant or Secondary Life; ●when the Protected Income Base is reduced to zero due to withdrawals; ●the last day that you can elect i4LIFE® Advantage (age 95, younger of you or the Secondary Life); or ●upon termination of the underlying contract. This termination will not result in any increase in Contract Value equal to the Protected Income Base, Enhancement Base or Enhancement Value (if applicable). Upon effective termination of this rider, the benefits and charges within this rider will terminate. If you terminate the rider, we reserve the right to require a 12-month wait after this termination before you can elect any Living Benefit Rider available for purchase at that time. i4LIFE® Advantage Select Guaranteed Income Benefit option. If you elect 4LATER® Select Advantage, you must later transition to i4LIFE® Advantage Select Guaranteed Income Benefit in order to receive a benefit from 4LATER® Select Advantage. This transition must be made prior to the maximum age limit and upon selection of an Annuity Payout option. You cannot have both i4LIFE® Advantage and another Living Benefit Rider in effect on your Contract at the same time. See i4LIFE® Advantage Guaranteed Income Benefit Transitions for a discussion of this transition.
Calculation Method of Benefit [Text Block]	Benefit Year. The Benefit Year is the 12-month period starting with the effective date of the rider and starting with each anniversary of the rider effective date after that. If your Benefit Year anniversary falls on a day that the New York Stock Exchange is closed, any benefit calculations scheduled to occur on that anniversary will occur on the next Valuation Date. Protected Income Base and Enhancement Base. The Protected Income Base is a value used to calculate the Guaranteed Income Benefit amount under i4LIFE® Advantage Select Guaranteed Income Benefit at a later date. The initial Protected Income Base varies based on when you elect the rider. If you elect the rider at the time you purchase the Contract, the initial Protected Income Base will equal your initial Purchase Payment. If you elect the rider after we issue the Contract, the initial Protected Income Base will equal the Contract Value on the effective date of the rider. The Protected Income Base is increased by subsequent Purchase Payments, Account Value Step-ups and Enhancements, and decreased by all withdrawals in accordance with the provisions set forth below. The maximum Protected Income Base is $10 million, which includes the total guaranteed amounts under the Living Benefit Riders of all Lincoln Life contracts (or contracts issued by our affiliates) in which you (and/or Secondary Life if joint life option) are the covered lives. For rider elections on and after November 28, 2022 (subject to state availability), the Protected Income Base will be reset on each Benefit Year anniversary to the greater of the current Protected Income Base, the Enhancement Value, or the Account Value Step-up. The Enhancement Base is the value used to calculate the amount that may be added to the Enhancement Value. The Enhancement Base is equal to the initial Purchase Payment or the Contract Value on the effective date of the rider, increased by subsequent Purchase Payments and decreased by all withdrawals in accordance with the provisions set forth below. The Enhancement Base is not increased by an Enhancement. The Protected Income Base, Enhancement Value, and the Enhancement Base are not available to you as a lump sum withdrawal or as a Death Benefit. Additional Purchase Payments received after the rider effective date automatically increase the Protected Income Base, Enhancement Value and the Enhancement Base by the amount of the Purchase Payment (not to exceed the maximum Protected Income Base). For example, a $10,000 additional Purchase Payment will increase the Protected Income Base, Enhancement Value and Enhancement Base by $10,000. Any Purchase Payment will be added immediately to the Protected Income Base and the Enhancement Value and will result in an increased Protected Annual Income amount but must be invested in the Contract at least one Benefit Year before it will be added to the Enhancement Base. Any Purchase Payments made within the first 90 days after the effective date of the rider will be included in the Enhancement Base for purposes of calculating the Enhancement on the first Benefit Year anniversary. For rider elections on and after June 11, 2018, and prior to November 28, 2022 (subject to state availability), the Enhancement Base is the value used to calculate the amount that may be added to the Protected Income Base upon an Enhancement. The Enhancement Base is equal to the Protected Income Base on the effective date of the rider, increased by subsequent Purchase Payments and Account Value Step-ups, and decreased by all withdrawals in accordance with the provisions set forth below. The Enhancement Base is not increased by an Enhancement. The Protected Income Base and the Enhancement Base are not available to you as a lump sum withdrawal or as a Death Benefit. Additional Purchase Payments received after the rider effective date automatically increase the Protected Income Base and the Enhancement Base by the amount of the Purchase Payment (not to exceed the maximum Protected Income Base). For example, a $10,000 additional Purchase Payment will increase the Protected Income Base and Enhancement Base by $10,000. Any Purchase Payment will be added immediately to the Protected Income Base and the Enhancement Base but must be invested in the Contract at least one Benefit Year before it will be used in calculating an Enhancement. Any Purchase Payments made within the first 90 days after the effective date of the rider will be included in the Enhancement Base for purposes of calculating the Enhancement on the first Benefit Year anniversary. Rider elections prior to June 11, 2018 do not have an Enhancement Base. After the first anniversary of the rider effective date, once cumulative additional Purchase Payments exceed $100,000, additional Purchase Payments may not exceed $50,000 per Benefit Year without Home Office approval. Additional Purchase Payments will not be allowed if the Contract Value decreases to zero for any reason, including market loss. Each withdrawal (including the portion of cumulative Advisory Fee Withdrawals over 1.25% of your Contract Value for that Contract Year) reduces the Protected Income Base, Enhancement Base, and Enhancement Value (if applicable), in the same proportion as the amount withdrawn reduces the Contract Value on the Valuation Date of the withdrawal. The reduction to the Protected Income Base and Enhancement Base could be more than the dollar amount of the withdrawal. Withdrawals, including the portion of cumulative Advisory Fee Withdrawals over 1.25%, will also negatively impact the availability of an Enhancement. Additionally, Advisory Fee Withdrawals that exceed the Advisory fee withdrawal percentage are considered Excess Withdrawals. The following example demonstrates the impact of a withdrawal on the Protected Income Base, Enhancement Base, Enhancement Value (if applicable), and the Contract Value. The Contractowner makes a withdrawal of $11,200 which causes a $12,550 reduction in the Protected Income Base, Enhancement Base, and Enhancement Value (if applicable). Prior to the withdrawal:
Contract Value = $112,000
Protected Income Base = $125,500
Enhancement Base = $125,500
Enhancement Value = $125,500 After a withdrawal of $11,200, the Contract Value is reduced by 10% ($11,200) and the Protected Income Base, Enhancement Value and Enhancement Base are also reduced by 10%, the same proportion by which the withdrawal reduced the Contract Value ($11,200 ÷ $112,000) Contract Value = $100,800 ($112,000 - $11,200)
Protected Income Base = $112,950 ($125,500 x 10% = $12,550; $125,500 - $12,550 = $112,950)
Enhancement Base = $112,950 ($125,500 x 10% = $12,550; $125,500 - $12,550 = $112,950)
Enhancement Value = $112,950 ($125,500 x 10% = $12,550; $125,500 - $12,550 = $112,950) In a declining market, withdrawals may significantly reduce your Protected Income Base, Enhancement Base, and Enhancement Value and as a result will reduce your future Guaranteed Income Benefit. If the Protected Income Base is reduced to zero due to withdrawals, this rider will terminate. If the Contract Value is reduced to zero due to a withdrawal, both the rider and the Contract will terminate. Enhancement. The current Enhancement rate applicable to new rider elections is determined in our sole discretion based on current economic factors including interest rates and equity market volatility. Generally, the rate may increase or decrease based on changes in equity market volatility, prevailing interest rates, or as a result of other economic conditions. The rate structure is intended to help us provide the guarantees under the rider. The Enhancement rate for new rider elections may be higher or lower than prior rates, but for existing Contractowners that have elected the rider, your rate will not change as a result. The Enhancement rate applicable to new rider elections is set forth in a supplement to a Rate Sheet prospectus supplement. The Rate Sheet indicates the Enhancement rate and the date by which your application or rider election form must be signed and dated for a rider to be issued with this rate. The rate may be superseded at any time, in our sole discretion, and may be higher or lower than the rate on the previous Rate Sheet. The effective date of a subsequent Rate Sheet will be at least 10 days after it is filed. In order to get the rate indicated in a Rate Sheet, your application or rider election form must be sent to us, and must be signed and dated on or after the effective date of the Rate Sheet. Current Rate Sheets will be included with the prospectus. You can also obtain the most current Rate Sheet by contacting your financial professional, online at www.lfg.com/VAprospectus or by calling us at 1-877-534-8255. Enhancement rates for previous effective periods are included in Appendix F to this prospectus. For rider elections on after November 28, 2022, we will calculate the Enhancement Value on each Benefit Year anniversary during the Enhancement Period if no withdrawal occurred in that Benefit Year. The Enhancement will occur on a Benefit Year anniversary only if all following conditions are satisfied. On each Benefit Year anniversary, the Protected Income Base will be the greater of the Account Value and the Enhancement Value, if: a. the Contractowner/Annuitant (as well as the Secondary Life if the joint life option is in effect) is under the age of 86; b. there were no withdrawals in the preceding Benefit Year including cumulative Advisory Fee Withdrawals in excess of 1.25% of your Contract Value for that Contract Year; c. the rider is within the Enhancement Period; d. the Enhancement Value is greater than the Protected Income Base immediately prior to a Benefit Year anniversary adjustment; e. the Enhancement Value is greater than the Contract Value on the same Benefit Year anniversary; and f. the Enhancement Base is greater than zero. The initial Enhancement Value on the first Benefit Year anniversary, assuming no withdrawal occurred in that Benefit Year, is the sum of (A) and ((A) multiplied by (B)), where “A” is the Enhancement Base and “B” is the Enhancement Rate. If there is a withdrawal, the Enhancement Value will not increase that year. On each subsequent rider date anniversary thereafter, assuming no withdrawal occurred in that Benefit Year, the Enhancement Value established on the previous Benefit Year anniversary is increased by an amount equal to the Enhancement Base multiplied by the Enhancement Rate. Withdrawals reduce the Protected Income Base, Enhancement Value and Enhancement Base as discussed below. The reduction to the Protected Income Base, Enhancement Value and the Enhancement Base could be more than the dollar amount of the withdrawal. Withdrawals less than or equal to the Protected Annual Income amount will not reduce the Protected Income Base, Enhancement Value or Enhancement Base. For rider elections prior to November 28, 2022, you are eligible for an increase in the Protected Income Base through an Enhancement on each Benefit Year anniversary if: a.the Annuitant (single life option) or the Annuitant and Secondary Life (joint life option) are under age 86; b.there were no withdrawals in the preceding Benefit Year including cumulative Advisory Fee Withdrawals in excess of 1.25% of your Contract Value for that Contract Year; c.the rider is within the Enhancement Period (described below); d.the Protected Income Base after the Enhancement amount is added would be greater than the Contract Value on the same Benefit Year anniversary; and e.the Enhancement Base is greater than zero. The Enhancement equals the Enhancement Base or the Protected Income Base (depending on the rider purchase date), minus Purchase Payments received in the preceding Benefit Year, multiplied by the Enhancement Rate. The Protected Income Base and the Enhancement Base are not reduced by Purchase Payments received in the first 90 days after the rider effective date. During the first ten Benefit Years, an increase in the Protected Income Base as a result of the Enhancement will not cause an increase in the annual protected lifetime income fee rate but will increase the dollar amount of the fee. After the tenth Benefit Year anniversary, if the Enhancement Period has renewed, the annual rate may increase each time the Protected Income Base increases as a result of the Enhancement. If you decline an Enhancement, you will continue to be eligible for an Enhancement starting on the next Benefit Year anniversary as long as you meet the conditions listed above. Note: The Enhancement is not available on any Benefit Year anniversary if an Account Value Step-up to the Protected Income Base occurs, or where there has been a withdrawal of Contract Value including an Advisory Fee Withdrawal in excess of the Advisory Fee Withdrawal percentage in the preceding Benefit Year. If you are eligible (as defined above) for the Enhancement in the next Benefit Year, the Enhancement will not occur until the Benefit Year anniversary of that year. The following is an example of the impact of the 5% Enhancement on the Protected Income Base and assumes that no withdrawals have been made. Initial Purchase Payment = $100,000; Protected Income Base = $100,000; Enhancement Base = $100,000
Additional Purchase Payment on day 30 = $15,000; Protected Income Base = $115,000; Enhancement Base = $115,000 On the first Benefit Year anniversary, because the additional Purchase Payment is within the first 90 days after the effective date of the rider, the Protected Income Base will not be less than $120,750 = ($100,000 x 1.05 + $15,000 x 1.05). Consider a further additional Purchase Payment on day 95 of $10,000; Protected Income Base = $125,000; Enhancement Base = $125,000 This additional Purchase Payment is not eligible for the Enhancement on the first Benefit Year anniversary because it was received after the first 90 days after the effective date for the rider. It will not be eligible for an Enhancement until the second Benefit Year anniversary. Therefore, on the first Benefit Year anniversary, the Protected Income Base will not be less than $130,750 = ($100,000 x 1.05 + $15,000 x 1.05 + $10,000). As explained below, an Enhancement and Account Value Step-up will not occur in the same year. If the Account Value Step-up provides an increase equal to or greater than what the Enhancement provides, you will not receive the Enhancement. It is possible that this could happen each Benefit Year (because the Account Value Step-up provided a larger increase each year), and therefore the Enhancement would not apply. The Enhancement or the Account Value Step-up cannot increase the Protected Income Base above the maximum Protected Income Base of $10 million. Enhancement Period. The Enhancement Period is a 10-year period that begins on the effective date of the rider. •Rider elections prior to June 11, 2018 and on and after November 28, 2022 (subject to state availability), have only one 10-year Enhancement Period. The Enhancement Period does not reset, and Enhancements are not available once the Enhancement Period has expired. •Riders elected on and after June 11, 2018, and prior to November 28, 2022 (subject to state availability), have multiple Enhancement Periods that reset immediately following an Account Value Step-up. If during any Enhancement Period there are no Account Value Step-ups, the Enhancements will stop at the end of the Enhancement Period and will not restart until the next Benefit Year anniversary following the Benefit Year anniversary upon which an Account Value Step-up occurs. Account Value Step-up. For rider elections on and after November 28, 2022 (subject to state availability), the Protected Income Base will increase to equal the highest Contract Value on each Benefit Year anniversary if: a.the Contractowner/Annuitant (single life option), or the Contractowner/Annuitant and Secondary Life (joint life option) are under age 86; and b.the highest Contract Value on that Benefit Year anniversary, after the deduction of any withdrawals (including the protected lifetime income fee and account fee, and Advisory Fee Withdrawals in excess of 1.25% of your Contract Value), plus any Purchase Payments made on that date, is greater than the Protected Income Base immediately prior to that Benefit Year anniversary; and c.the Account Value Step-up is greater than the Enhancement Value on the same Benefit Year anniversary. The Account Value Step-up will not increase the Enhancement Base or the Enhancement Value and is available even in those years when a withdrawal has occurred. For rider elections prior to November 28, 2022 (subject to state availability), the Protected Income Base and Enhancement Base will increase to equal the highest Contract Value on each Benefit Year anniversary if: a.the Annuitant (single life option), or the Secondary Life (joint life option) are still living and under age 86; and b.the Contract Value on that Benefit Year anniversary, after the deduction of any withdrawals (including the protected lifetime income fee and account fee, and Advisory Fee Withdrawals in excess of 1.25% of your Contract Value), plus any Purchase Payments made on that date, is equal to or greater than the Protected Income Base after an Enhancement (if any). For rider elections on or after June 11, 2018, and prior to November 28, 2022 (subject to state availability), each time the Account Value Step-up occurs, a new Enhancement Period starts. The Account Value Step-up is available even in years when a withdrawal has occurred. For all rider elections, the fee rate can change each time there is an Account Value Step-up. That means if the current fee rate has increased, this would cause an increase in your annual fee rate for this rider. If your fee rate is increased, you may opt out of the Account Value Step-up. See Charges & Deductions – Protected Lifetime Income Fees for details. If you decline an Account Value Step-up, you will continue to be eligible for an Enhancement through the end of the Enhancement Period, including in the year you declined the Account Value Step-up, as long as you meet the conditions listed above. Following is an example of how the Account Value Step-up and the 5% Enhancement impact the Protected Income Base (assuming no withdrawals or additional Purchase Payments):
	Contract Value	Protected Income Base
At issue	$50,000	$50,000
1st Benefit Year anniversary	$54,000	$54,000
2nd Benefit Year anniversary	$53,900	$56,700
On the first Benefit Year anniversary, the Account Value Step-up increased the Protected Income Base to the Contract Value of $54,000 since the increase in the Contract Value is greater than the 5% Enhancement amount of $2,500 (5% of $50,000). On the second Benefit Year anniversary, the 5% Enhancement provided a larger increase (5% of $54,000 = $2,700). Death Prior to the Selection of an Annuity Payout Option. 4LATER® Select Advantage has no provision for a payout of the Protected Income Base, Enhancement Base, or Enhancement Value upon death of the Contractowners or Annuitant and provides no increase in the Death Benefit value over and above what the Death Benefit provides in the base contract. At the time of death, if the Contract Value equals zero, no Death Benefit options (as described in this prospectus) will be in effect. Election of the 4LATER® Select Advantage does not impact the Death Benefit options available for purchase with your annuity contract. Generally, all Death Benefit payments must be made in compliance with Internal Revenue Code Sections 72(s) or 401(a)(9), as amended. See Benefits Available Under the Contract – Death Benefit. If the Contractowner is not also named as the Annuitant or the Secondary Life, upon the first death of the Annuitant or Secondary Life, the 4LATER® Select Advantage rider will continue. Upon the second death of either the Annuitant or Secondary Life, the rider will terminate. Upon the death of the Contractowner, this rider will continue only if either Annuitant or the Secondary Life becomes the new Contractowner and payments under i4LIFE® Advantage begin within one year after the death of the Contractowner.
Lincoln InvestmentSolutions RIA | FourLATERSelectAdvantageMember | Previously Offered [Member]
Prospectus:
Offered Ending [Date]	Nov. 28, 2022
Lincoln InvestmentSolutions RIA | GuaranteedIncomeBenefitwithi4LIFEAdvantageMember
Prospectus:
Name of Benefit [Text Block]	Guaranteed Income Benefit
Purpose of Benefit [Text Block]	Provides a minimum payout floor for Regular Income Payments under i4LIFE® Advantage.
Brief Restrictions / Limitations [Text Block]	●Only available with i4LIFE® Advantage.●Investment Requirements apply.●Withdrawals could significantly reduce or terminate the benefit.●Restrictions apply to the length of the Access Period.●Additional Purchase Payments may be limited.
Name of Benefit [Text Block]	Guaranteed Income Benefit
Lincoln InvestmentSolutions RIA | i4LifeAdvantageGuaranteedIncomeBenefitMember
Prospectus:
Optional Benefit Expense, Footnotes [Text Block]	*The Guaranteed Income Benefit charge is in addition to the i4LIFE® Advantage charge and your base contract expense.*The Guaranteed Income Benefit charge is in addition to the i4LIFE® Advantage charge and your base contract expense.
Name of Benefit [Text Block]	i4LIFE® Advantage Guaranteed Income Benefit
Purpose of Benefit [Text Block]	Provides a minimum payout floor for Regular Income Payments under i4LIFE® Advantage.
Optional Benefit Expense, Footnotes [Text Block]	*The Guaranteed Income Benefit charge is in addition to the i4LIFE® Advantage charge and your base contract expense.*The Guaranteed Income Benefit charge is in addition to the i4LIFE® Advantage charge and your base contract expense.
Brief Restrictions / Limitations [Text Block]	●Withdrawals could significantly reduce or terminate the benefit. ●Restrictions apply to the length of the Access Period. ●Additional Purchase Payments can be subject to restrictions.●Investment Requirements apply.
Name of Benefit [Text Block]	i4LIFE® Advantage Guaranteed Income Benefit
Lincoln InvestmentSolutions RIA | LincolnLifetimeIncomeAdvantage20ManagedRiskMember
Prospectus:
Name of Benefit [Text Block]	Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk)
Purpose of Benefit [Text Block]	Provides:●Guaranteed lifetime periodic withdrawals up to the Protected Annual Income amount;●An Enhancement to the Protected Income Base;●Account Value Step-ups of the Protected Income Base;●Age-based increases to the Protected Annual Income amount.
Brief Restrictions / Limitations [Text Block]	●Investment Requirements apply.●Excess Withdrawals could significantly reduce or terminate the benefit. ●Any withdrawal may negatively impact or eliminate the potential for enhancements or step-ups.●Subject to a $10 million maximum, which includes the total guaranteed amounts across all Living Benefit Riders.●Purchase Payments and step-ups may increase fee rate.●Additional Purchase Payments may be limited.
Name of Benefit [Text Block]	Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk)
Operation of Benefit [Text Block]	Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) is a Living Benefit Rider that provides: ●Guaranteed lifetime periodic withdrawals for you (and the Secondary Life if the joint life option is selected) up to the Protected Annual Income amount which is based upon a Protected Income Base; ●An Enhancement amount added to the Protected Income Base if certain criteria are met, as set forth below; ●Account Value Step-ups of the Protected Income Base to the Contract Value if the Contract Value is equal to or greater than the Protected Income Base after the Enhancement; and ●Age-based increases to the Protected Annual Income amount (after reaching a higher age-band and after an Account Value Step-up). Protected Annual Income payments are based upon specified percentages of the Protected Income Base which are age-based and may increase over time. You may receive Protected Annual Income payments for your lifetime or for the lifetimes of you and the Secondary Life if the joint life option is chosen. Please note any withdrawals made prior to the youngest age on the Rate Sheet, or that exceed the Protected Annual Income amount(s) are considered Excess Withdrawals. Additionally, Advisory Fee Withdrawals that exceed the Advisory Fee withdrawal percentage and the Protected Annual Income amount are considered Excess Withdrawals. In most states, amounts that are payable to any assignee or assignee’s bank account are also considered Excess Withdrawals. Excess Withdrawals may significantly reduce your Protected Income Base and Enhancement Base as well by an amount greater than the dollar amount of the Excess Withdrawal, and will terminate the rider if the Protected Income Base is reduced to zero. As a result, the Protected Income Amount would be reduced as well. Withdrawals, including the portion of cumulative Advisory Fee Withdrawals over 1.25%, will also negatively impact the availability of an Enhancement. The Contractowner, Annuitant or Secondary Life may not be changed while this rider is in effect (except if the Secondary Life assumes ownership of the Contract upon death of the Contractowner), including any sale or assignment of the Contract as collateral. Under the Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) rider, the Secondary Life must be the spouse. Benefit Year. The Benefit Year is the 12-month period starting with the effective date of the rider and starting with each anniversary of the rider effective date after that. If your Benefit Year anniversary falls on a day that the New York Stock Exchange is closed, any benefit calculations scheduled to occur on that anniversary will occur on the next Valuation Date. Protected Income Base and Enhancement Base. The Protected Income Base is a value used to calculate your Protected Annual Income amount. The initial Protected Income Base was established when you elected your rider. If you elected the rider at the time you purchased the Contract, the initial Protected Income Base equaled your initial Purchase Payment. If you elected the rider after the Contract was issued, the initial Protected Income Base equaled the Contract Value on the effective date of the rider. The Protected Income Base is increased by subsequent Purchase Payments, Enhancements, and Account Value Step-ups, and decreased by Excess Withdrawals in accordance with the provisions set forth below. The maximum Protected Income Base is $10 million, which includes the total guaranteed amounts under the Living Benefit Riders of all Lincoln Life contracts (or contracts issued by our affiliates) in which you (and/or Secondary Life if joint life option) are the covered lives. The Enhancement Base is the value used to calculate the amount that may be added to the Protected Income Base upon an Enhancement. The Enhancement Base is equal to the Protected Income Base on the effective date of the rider, increased by subsequent Purchase Payments and Account Value Step-ups, and decreased by Excess Withdrawals in accordance with the provisions set forth below. The Enhancement Base is not increased by an Enhancement. Neither the Protected Income Base nor the Enhancement Base is available to you as a lump sum withdrawal or as a Death Benefit. Additional Purchase Payments received after the rider effective date automatically increase the Protected Income Base (not to exceed the maximum Protected Income Base) and Enhancement Base by the amount of the Purchase Payment. For example, a $10,000 additional Purchase Payment will increase the Protected Income Base and Enhancement Base by $10,000. Any Purchase Payment will be added immediately to the Protected Income Base and will result in an increased Protected Annual Income amount but must be invested in the Contract at least one Benefit Year before it will be used in calculating an Enhancement. Any Purchase Payments made within the first 90 days after the effective date of the rider will be included in the Enhancement Base for purposes of calculating the Enhancement on the first Benefit Year anniversary. After the first anniversary of the rider effective date, once cumulative additional Purchase Payments exceed $100,000, additional Purchase Payments may not exceed $50,000 per Benefit Year without Home Office approval. No additional Purchase Payments are allowed if the Contract Value decreases to zero for any reason including market loss. No additional Purchase Payments are allowed after the Nursing Home Enhancement is requested and approved by us (as described later in this prospectus). Excess Withdrawals, including cumulative Advisory Fee Withdrawals in excess of 1.25% of your Contract Value for that Contract Year, reduce the Protected Income Base and Enhancement Base as discussed below. The reduction to the Protected Income Base and the Enhancement Base could be more than the dollar amount of the withdrawal. Withdrawals less than or equal to the Protected Annual Income amount will not reduce the Protected Income Base or Enhancement Base. Enhancement. You are eligible for an increase in the Protected Income Base through an Enhancement on each Benefit Year anniversary if: a. the Contractowner/Annuitant (as well as the Secondary Life if the joint life option is in effect) is under age 86; b. there were no withdrawals in the preceding Benefit Year, including cumulative Advisory Fee Withdrawals in excess of 1.25% of your Contract Value for that Contract Year; c. the rider is within the Enhancement Period (described below); d. the Protected Income Base after the Enhancement amount is added would be greater than the Contract Value on the same Benefit Year anniversary; and e. the Enhancement Base, if applicable, is greater than zero. The Enhancement equals the Enhancement Base or the Protected Income Base (depending on the rider purchase date), minus Purchase Payments received in the preceding Benefit Year, multiplied by the Enhancement rate. The Protected Income Base or the Enhancement Base are not reduced by Purchase Payments received in the first 90 days after the rider effective date for determining the Enhancement Amount. The current Enhancement rate applicable to new rider elections is determined in our sole discretion based on current economic factors including interest rates and equity market volatility. Generally, the rate may increase or decrease based on changes in equity market volatility, prevailing interest rates, or as a result of other economic conditions. The rate structure is intended to help us provide the guarantees under the rider. The Enhancement rate for new rider elections may be higher or lower than prior rates, but for existing Contractowners that have elected the rider, your rate will not change as a result. The Enhancement that was applicable at the time you elected your rider was set forth in a supplement to a Rate Sheet prospectus supplement. The Rate Sheet indicates the Enhancement rate and the date by which your application or rider election form had to be signed and dated for a rider to be issued with this rate. Enhancement rates for previous effective periods are included in Appendix F to this prospectus.During the first ten Benefit Years, an increase in the Protected Income Base as a result of the Enhancement will not cause an increase in the annual protected lifetime income fee rate but will increase the dollar amount of the fee. After the tenth Benefit Year anniversary, if the Enhancement Period has renewed, the annual rate may increase each time the Protected Income Base increases as a result of the Enhancement. If you decline an Enhancement, you will continue to be eligible for an Enhancement starting on the next Benefit Year anniversary as long as you meet the conditions listed above. Note: The Enhancement is not available on any Benefit Year anniversary if an Account Value Step-up to the Protected Income Base occurs, or where there has been a withdrawal of Contract Value (including a Protected Annual Income payment and withdrawals to pay financial planning fees) in the preceding Benefit Year. If you are eligible (as defined above) for the Enhancement in the next Benefit Year, the Enhancement will not occur until the Benefit Year anniversary of that year. The following is an example of the impact of a 5% Enhancement on the Protected Income Base and assumes that no withdrawals have been made. Initial Purchase Payment = $100,000; Protected Income Base = $100,000; Enhancement Base = $100,000
Additional Purchase Payment on day 30 = $15,000; Protected Income Base = $115,000; Enhancement Base = $115,000
On the first Benefit Year anniversary, because the additional Purchase Payment is within the first 90 days after the effective date of the rider, the Protected Income Base will not be less than $120,750 (= $100,000 x 1.05 + $15,000 x 1.05). Consider a further additional Purchase Payment on day 95 of $10,000; Protected Income Base = $125,000; Enhancement Base = $125,000 This additional Purchase Payment is not eligible for the Enhancement on the first Benefit Year anniversary because it was received after the first 90 days after the effective date for the rider. It will not be eligible for an Enhancement until the second Benefit Year anniversary. Therefore, on the first Benefit Year anniversary, the Protected Income Base will not be less than $130,750 (= $100,000 x 1.05 + $15,000 x 1.05 + $10,000). As explained below, an Enhancement and Account Value Step-up will not occur in the same year. If the Account Value Step-up provides an increase equal to or greater than what the Enhancement provides, you will not receive the Enhancement. It is possible that this could happen each Benefit Year (because the Account Value Step-up provided a larger increase each year), and therefore the Enhancement would not apply. The Enhancement or the Account Value Step-up cannot increase the Protected Income Base above the maximum Protected Income Base of $10 million. An example of the impact of a withdrawal on the 5% Enhancement is included in the Withdrawal Amount section below. Enhancement Period. The original Enhancement Period is up to a 10-year period that began on the effective date of the rider. A new Enhancement Period begins immediately following an Account Value Step-up. If during any Enhancement Period there are no Account Value Step-ups, the Enhancements will stop at the end of the Enhancement Period and will not restart until the next Benefit Year anniversary following the Benefit Year anniversary upon which an Account Value Step-up occurs. Account Value Step-ups. The Protected Income Base and Enhancement Base will automatically step-up to the Contract Value on each Benefit Year anniversary if: a.the Contractowner/Annuitant (single life option), or the Contractowner/Annuitant and Secondary Life (joint life option) are under age 86; and b.the Contract Value on that Benefit Year anniversary, after the deduction of any withdrawals (including the protected lifetime income fee), plus any Purchase Payments made on that date is equal to or greater than the Protected Income Base after an Enhancement (if any). Each time the Account Value Step-up occurs a new Enhancement Period starts. The Account Value Step-up is available even in years when a withdrawal has occurred. The fee rate can change each time there is an Account Value Step-up. That means if the current fee rate has increased, this would cause an increase in your annual fee rate for this rider. If your fee rate is increased, you may opt out of the Account Value Step-up. See Charges & Deductions – Protected Lifetime Income Fees for details. If you decline an Account Value Step-up, you will continue to be eligible for an Enhancement through the end of the Enhancement Period, including in the year you declined the Account Value Step-up, as long as you meet the conditions listed above. Following is an example of how the Account Value Step-up and the 5% Enhancement impact the Protected Income Base (assuming no withdrawals or additional Purchase Payments):
	Contract Value	Protected Income Base
At issue	$50,000	$50,000
1st Benefit Year anniversary	$54,000	$54,000
2nd Benefit Year anniversary	$53,900	$56,700
On the first Benefit Year anniversary, the Account Value Step-up increased the Protected Income Base to the Contract Value of $54,000 since the increase in the Contract Value is greater than the 5% Enhancement amount of $2,500 (5% of $50,000). On the second Benefit Year anniversary, the 5% Enhancement provided a larger increase (5% of $54,000 = $2,700). An Account Value Step-up cannot increase the Protected Income Base beyond the maximum Protected Income Base of $10 million. Withdrawal Amount. Protected Annual Income withdrawals are available at the youngest age on the Rate Sheet. The Protected Annual Income amount may be withdrawn from the Contract each Benefit Year. As long as the Protected Annual Income amount is not reduced to zero, these withdrawals may be taken for your lifetime (single life option) or the lifetimes of you and your Secondary Life (joint life option). In addition to the Protected Annual Income amount, you may take Advisory Fee Withdrawals of up to 1.25% of your Contract Value annually without that withdrawal being considered a withdrawal under your Living Benefit Rider. Certain states and certain broker-dealers or advisory firms may not allow withdrawals to pay advisory fees so please check with your financial professional. The portion of any Advisory Fee Withdrawal in excess of 1.25% of your Contract Value will reduce the amount of available Protected Annual Income each year and will be considered a withdrawal. The initial Protected Annual Income amount is calculated when you purchase the rider. If you (or younger of you and the Secondary Life if the joint life option is elected) are under the youngest age stated on the Rate Sheet at the time the rider is elected the initial Protected Annual Income amount will be zero. If you (or the younger of you and the Secondary Life if the joint life option is elected) are older than the youngest age on the Rate Sheet at the time the rider is elected the initial Protected Annual Income amount will be equal to a specified percentage of the Protected Income Base. Upon your first withdrawal the Protected Annual Income rate is based on your age (single life option) or the younger of you and the Secondary Life’s age (joint life option) at the time of the withdrawal. The Protected Annual Income rates applicable to new rider elections are determined in our sole discretion based on current economic factors including interest rates and equity market volatility. Generally, the rates may increase or decrease based on changes in equity market volatility, prevailing interest rates, or as a result of other economic conditions. The rate structure is intended to help us provide the guarantees under the rider. The Protected Annual Income rates for new rider elections may be higher or lower than prior rates, but for existing Contractowners that have elected the rider, your Protected Annual Income rates will not change as a result. The Protected Annual Income rates that were applicable at the time you elected your rider were set forth in a supplement to this prospectus, called a Rate Sheet. The Rate Sheet indicates the Protected Annual Income rates and the date by which your application or rider election form had to be signed and dated for a rider to be issued with those rates. Rate information for previous effective periods is included in an Appendix to this prospectus.After your first withdrawal the Protected Annual Income rate will only increase on a Benefit Year anniversary on or after you have reached an applicable higher age band and after there has also been an Account Value Step-up. If you have reached an applicable age band and there has not also been a subsequent Account Value Step-up, then the Protected Annual Income rate will not increase until the next Account Value Step-up occurs. If you do not withdraw the entire Protected Annual Income amount during a Benefit Year, there is no carryover of the remaining amount into the next Benefit Year. If your Contract Value is reduced to zero for any reason other than for an Excess Withdrawal, the remaining Protected Annual Income amount for that Benefit Year will be paid in a lump sum. On the next rider anniversary, the scheduled amount will automatically resume and continue for your life (and the Secondary Life’s life if the joint life option is chosen) under the Protected Annual Income Payout Option. You may not withdraw the remaining Protected Income Base or Enhancement Base in a lump sum. You will not be entitled to the Protected Annual Income amount if the Protected Income Base is reduced to zero as a result of an Excess Withdrawal. If either the Contract Value or Protected Income Base is reduced to zero due to an Excess Withdrawal the rider will terminate. Cumulative withdrawals during a Benefit Year that are equal to or less than the Protected Annual Income amount will not reduce the Protected Income Base or Enhancement Base. All withdrawals will decrease the Contract Value. The following example shows the calculation of the Protected Annual Income amount and how withdrawals less than or equal to the Protected Annual Income amount affect the Protected Income Base, the Enhancement Base, and the Contract Value. The example assumes a 5% Enhancement, a 4.00% Protected Annual Income rate, and a Contract Value of $200,000:
Contract Value on the rider's effective date	$200,000
Protected Income Base and Enhancement Base on the rider's effective date	$200,000
Initial Protected Annual Income amount on the rider's effective date ($200,000 x 4.00%)	$8,000
Contract Value six months after rider's effective date	$210,000
Protected Income Base and Enhancement Base six months after rider's effective date	$200,000
Withdrawal six months after rider's effective date	$8,000
Contract Value after withdrawal ($210,000 - $8,000)	$202,000
Protected Income Base and Enhancement Base after withdrawal ($200,000 - $0)	$200,000
Contract Value on first Benefit Year anniversary	$205,000
Protected Income Base and Enhancement Base on first Benefit Year anniversary	$205,000
Protected Annual Income amount on first Benefit Year anniversary ($205,000 x 4.00%)	$8,200
Since there was a withdrawal during the first year, an Enhancement is not available, but the Account Value Step-up was available and increased the Protected Income Base and Enhancement Base to the Contract Value of $205,000. On the first anniversary of the rider’s effective date, the Protected Annual Income amount is $8,200 (4.00% x $205,000). Purchase Payments added to the Contract subsequent to the initial Purchase Payment will increase the Protected Annual Income amount by an amount equal to the applicable Protected Annual Income rate multiplied by the amount of the subsequent Purchase Payment. For example, assuming a Contractowner has a Protected Annual Income amount of $8,000 (4.00% of $200,000 Protected Income Base), an additional Purchase Payment of $10,000 increases the Protected Annual Income amount that Benefit Year to $8,400 ($8,000 + 4.00% of $10,000). The Protected Annual Income payment amount will be recalculated immediately after a Purchase Payment is added to the Contract. Enhancements and Account Value Step-ups will increase the Protected Income Base and thus the Protected Annual Income amount. The Protected Annual Income amount after the Protected Income Base is adjusted either by an Enhancement or an Account Value Step-up will be equal to the adjusted Protected Income Base multiplied by the applicable Protected Annual Income rate.Nursing Home Enhancement. (The Nursing Home Enhancement is not available in certain states. Please contact the Home Office or your financial professional regarding availability.) The Protected Annual Income rate will be increased to 10%, called the Nursing Home Enhancement, during a Benefit Year when the Contractowner/Annuitant is age 70 or older, or the younger of the Contractowner and spouse is age 70 or older (joint life option), and one is admitted into an accredited nursing home or equivalent health care facility. (The Nursing Home Enhancement is not available until the next Benefit Year anniversary after age 70 if a withdrawal has been taken since the rider effective date.) The Nursing Home Enhancement applies if the admittance into such facility occurs 60 months or more after the effective date of the rider, the individual was not in the nursing home in the year prior to the effective date of the rider, and upon entering the nursing home, the person has then been confined for at least 90 consecutive days. For the joint life option if both spouses qualify, the Nursing Home Enhancement is available for either spouse, but not both spouses. You should carefully consider the fact that the enhanced Protected Annual Income rate is only available for one measuring life before an election is made. The Nursing Home Enhancement will not be available if your Contract Value is reduced to zero for any reason, including withdrawals, market performance, or protected lifetime income fees. You may request the Nursing Home Enhancement by filling out a request form provided by us. Proof of nursing home confinement will be required each year. If you leave the nursing home, or if your Contract Value is reduced to zero for any reason, your Protected Annual Income amount will be reduced to the amount you would otherwise be eligible to receive. Any withdrawals made prior to the entrance into a nursing home and during the Benefit Year that the Nursing Home Enhancement commences, will reduce the amount available that year for the Nursing Home Enhancement. Purchase Payments may not be made into the Contract after a request for the Nursing Home Enhancement is approved by us and any Purchase Payments made either in the 12 months prior to entering the nursing home or while you are residing in a nursing home will not be included in the calculation of the Nursing Home Enhancement. The requirements of an accredited nursing home or equivalent health care facility are set forth in the Nursing Home Enhancement Claim Form. The criteria for the facility include, but are not limited to: providing 24 hour a day nursing services; an available physician; an employed nurse on duty or call at all times; maintains daily clinical records; and able to dispense medications. This does not include an assisted living or similar facility. The admittance to a nursing home must be pursuant to a plan of care provided by a licensed health care practitioner, and the nursing home must be located in the United States. The remaining references to the Protected Annual Income amount also include the Nursing Home Enhancement amount. Owners of contracts issued in South Dakota who elect Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) have the option to increase the Protected Annual Income rate upon the diagnosis of a terminal illness, subject to certain conditions. The Protected Annual Income amount will be increased to 10% during a Benefit Year when the Contractowner/Annuitant is age 70 or older or the younger of the Contractowner and spouse is age 70 or older (joint life option), and one is diagnosed by a licensed physician that his or her life expectancy is twelve months or less. (The terminal illness provision is not available until the next Benefit Year anniversary after age 70.) (The terminal illness provision is not available until the next Benefit Year anniversary after age 70 (or 65 for rider elections prior to May 20, 2013) if a withdrawal has been taken since the rider effective date.) This provision applies if the diagnosis of terminal illness occurs 60 months or more after the effective date of the rider and the diagnosis was not made in the year prior to the effective date of the rider. For the joint life option if both spouses qualify, this provision for terminal illness is available for either spouse, but not both spouses. You should carefully consider the fact that the enhanced Protected Annual Income rate is only available for one measuring life before an election is made. The terminal illness provision will not be available if your Contract Value is reduced to zero for any reason, including withdrawals, market performance, or protected lifetime income fees. Once either the Nursing Home Enhancement or the terminal illness enhancement is elected for one spouse, neither enhancement will be available for the other spouse. You may request the terminal illness enhancement by filling out a request form provided by us. If your Contract Value is reduced to zero for any reason, your Protected Annual Income amount will be reduced to the amount you would otherwise be eligible to receive. Any withdrawals made prior to the diagnosis of a terminal illness and during the Benefit Year that the terminal illness enhancement commences will reduce the amount available that year for the terminal illness enhancement. Purchase Payments may not be made into the Contract after a request for the terminal illness enhancement is approved by us and any Purchase Payments made either in the 12 months prior to the terminal illness diagnosis or during the duration of the terminal illness will not be included in the calculation of the terminal illness enhancement. Any requirements to qualify for the terminal illness enhancement are set forth in the Terminal Illness Claim Form. The remaining references to the Protected Annual Income amount also include the terminal illness enhancement amount for owners of contracts issued in South Dakota only.Excess Withdrawals. Excess Withdrawals are: 1.the cumulative amounts withdrawn from the Contract during the Benefit Year (including the current withdrawal) that exceed the Protected Annual Income amount at the time of the withdrawal; 2.withdrawals made prior to the youngest age on the Rate Sheet; or 3.withdrawals that are payable to any assignee or assignee’s bank account. Advisory Fee Withdrawals that exceed the Advisory Fee Withdrawal percentage where it was made prior to the youngest age on the Rate Sheet, or that exceed the Protected Annual Income amount are considered Excess Withdrawals. When an Excess Withdrawal occurs: 1.The Protected Income Base and Enhancement Base are reduced by the same proportion that the Excess Withdrawal reduces the Contract Value. This means that the reduction in the Protected Income Base and Enhancement Base could be more than the dollar amount of the withdrawal; and 2.The Protected Annual Income amount will be recalculated to equal the applicable Protected Annual Income rate multiplied by the new (reduced) Protected Income Base (after the proportionate reduction for the Excess Withdrawal). Your quarterly statements will include the Protected Annual Income amount (as adjusted for Protected Annual Income amount payments in a Benefit Year, Excess Withdrawals and additional Purchase Payments) available to you for the Benefit Year, if applicable, in order for you to determine whether a withdrawal may be an Excess Withdrawal. We encourage you to either consult with your financial professional or call us at the number provided in this prospectus if you have questions about Excess Withdrawals. The following example demonstrates the impact of an Excess Withdrawal on the Protected Income Base and Enhancement Base, the Protected Annual Income amount and the Contract Value. The example assumes a 5.00% Protected Annual Income rate and a $10,940 withdrawal, which causes a $10,200 reduction in the Protected Income Base and Enhancement Base. Prior to Excess Withdrawal:
Contract Value = $60,000
Protected Income Base = $85,000
Enhancement Base = $85,000
Protected Annual Income amount = $4,250 (5% of the Protected Income Base of $85,000) After a $10,940 Withdrawal ($4,250 is within the Protected Annual Income amount, $6,690 is the Excess Withdrawal):
The Contract Value is reduced by the amount of the Protected Annual Income amount of $4,250 and the Protected Income Base and Enhancement Base are not reduced: Contract Value = $55,750 ($60,000 - $4,250)
Protected Income Base = $85,000
Enhancement Base = $85,000 The Contract Value is also reduced by the $6,690 Excess Withdrawal and the Protected Income Base and Enhancement Base are reduced by 12%, the same proportion by which the Excess Withdrawal reduced the $55,750 Contract Value ($6,690 ÷ $55,750) Contract Value = $49,060 ($55,750 - $6,690)
Protected Income Base = $74,800 ($85,000 x 12% = $10,200; $85,000 - $10,200 = $74,800)
Enhancement Base = $74,800 ($85,000 x 12% = $10,200; $85,000 - $10,200 = $74,800)
Protected Annual Income amount = $3,740 (5% of $74,800 Protected Income Base) On the following Benefit Year anniversary, the Contract Value has been reduced due to a declining market, but the Protected Income Base and Enhancement Base are unchanged: Contract Value = $48,000
Protected Income Base = $74,800
Enhancement Base = $74,800
Protected Annual Income amount = $3,740 (5% x $74,800) In a declining market, Excess Withdrawals may significantly reduce your Protected Income Base, Enhancement Base, and Protected Annual Income amount. This is because the reduction in the benefit may be more than the dollar amount withdrawn from the Contract Value. If either the Contract Value or the Protected Income Base is reduced to zero due to an Excess Withdrawal the rider will terminate. Withdrawals from IRA contracts will not be considered Excess Withdrawals (even if they exceed the Protected Annual Income amount) only if the withdrawals are taken as systematic installments of the amount needed to satisfy the required minimum distribution (RMD) rules under Internal Revenue Code Section 401(a)(9). In addition, in order for this exception for RMDs to apply, the following must occur: 1.Lincoln’s automatic withdrawal service is used to calculate and pay the RMD; 2.The RMD calculation must be based only on the value in this Contract; 3.No withdrawals other than the RMD are made within the Benefit Year (except as described in the next paragraph); 4. This Contract is not a beneficiary IRA; and 5. The younger of you or the Secondary Life (joint life option) reach the youngest age on the Rate Sheet. If your RMD withdrawals during a Benefit Year are less than the Protected Annual Income amount, an additional amount up to the Protected Annual Income amount may be withdrawn. If a withdrawal, other than an RMD is made during the Benefit Year, then all amounts withdrawn in excess of the Protected Annual Income amount, including amounts attributable to the RMD, will be treated as Excess Withdrawals. Distributions from qualified contracts are generally taxed as ordinary income. Distributions from nonqualified contracts that are includable in gross income are also generally taxed as ordinary income. See Federal Tax Matters for information on determining what amounts are includable in gross income. Protected Annual Income Payout Option. The Protected Annual Income Payout Option (“PAIPO”) is an Annuity Payout option under which the Contractowner (and joint life if applicable) will receive annuity payments equal to the Protected Annual Income amount for life. This option is different from other Annuity Payout options, including i4LIFE® Advantage, which are based on your Contract Value. If you are required to take annuity payments because you have reached the Annuity Commencement Date, you have the option of electing the PAIPO. If the Contract Value is reduced to zero and you have a remaining Protected Income Base, you will receive the PAIPO. Contractowners may decide to choose the PAIPO over i4LIFE® Advantage Guaranteed Income Benefit if they feel this may provide a higher final payment over time and they place more importance on this payment over access to the Account Value. Payment frequencies other than annual may be available. You will have no other contract features other than the right to receive annuity payments equal to the Protected Annual Income amount for your life or the lives of you and the Secondary Life for the joint life option. If you are receiving the PAIPO, the Beneficiary may be eligible to receive final payment upon death of the single life or surviving joint life. If the Account Value Death Benefit option was in effect immediately prior to electing the PAIPO, the Beneficiary will not be eligible to receive the final payment. The final payment is a one-time lump-sum payment. If the effective date of the rider is the same as the effective date of the Contract, the final payment will be equal to the sum of all Purchase Payments, decreased by withdrawals. If the effective date of the rider is after the effective date of the Contract, the final payment will be equal to the Contract Value on the effective date of the rider, increased for Purchase Payments received after the rider effective date and decreased by withdrawals. Excess Withdrawals reduce the final payment in the same proportion as the withdrawals reduce the Contract Value; withdrawals less than or equal to the Protected Annual Income amount and payments under the PAIPO will reduce the final payment dollar for dollar. Death Prior to the Selection of an Annuity Payout Option. Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) has no provision for a payout of the Protected Income Base or Enhancement Base upon death of the Contractowners or Annuitant and provides no increase in the Death Benefit value over and above what the Death Benefit provides in the base contract. At the time of death, if the Contract Value equals zero, no Death Benefit options (as described earlier in this prospectus) will be in effect. Election of Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) does not impact the Death Benefit options available for purchase with your annuity contract. All Death Benefit payments must be made in compliance with Internal Revenue Code Sections 72(s) or 401(a)(9) as applicable as amended from time to time. See Benefits Available Under the Contract – Death Benefit. Upon the death of the single life, this rider will end and no further Protected Annual Income amounts are available (even if there was a Protected Income Base in effect at the time of the death). Upon the first death under the joint life option, withdrawals up to the Protected Annual Income amount continue to be available for the life of the surviving spouse. The Enhancement and Account Value Step-up will continue if applicable as discussed above. Upon the death of the surviving spouse, Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) will end and no further Protected Annual Income amounts are available (even if there was a Protected Income Base in effect at the time of the death). As an alternative, after the first death, the surviving spouse, if under age 86, may choose to terminate the joint life option and purchase a new single life option under the terms and charge in effect at the time for a new purchase (depending on rider availability). In deciding whether to make this change, the surviving spouse should consider whether the change will cause the Protected Income Base and the Protected Annual Income amount to decrease. Termination. After the fifth anniversary of the effective date of the rider, the Contractowner may terminate the rider by notifying us in writing of the request to terminate or by failing to adhere to Investment Requirements. Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) will automatically terminate: ●on the selection of an Annuity Payout option (except payments under the Protected Annual Income Payout Option will continue if applicable); ●if the Contractowner or Annuitant is changed (except if the Secondary Life assumes ownership of the Contract upon death of the Contractowner) including any sale or assignment of the Contract or any pledge of the Contract as collateral; ●upon the death under the single life option or the death of the surviving Secondary Life under the joint life option; ●when the Protected Income Base or Contract Value is reduced to zero due to an Excess Withdrawal; ●on the date the Contractowner is changed due to an enforceable divorce agreement or decree; or ●upon surrender or termination of the underlying annuity contract. The termination will not result in any increase in Contract Value equal to the Protected Income Base or Enhancement Base. Upon effective termination of this rider, the benefits and charges within this rider will terminate. If you terminate the rider, we reserve the right to require a 12-month wait after this termination before you can elect any Living Benefit Rider available for purchase at that time. i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk) option. Contractowners who elect Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) may decide to later transition to i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk). This transition must be made prior to the maximum age limit and prior to the selection of an Annuity Payout option. You cannot have both i4LIFE® Advantage and another Living Benefit Rider in effect on your Contract at the same time. See i4LIFE® Advantage Guaranteed Income Benefit Transitions for a discussion of this transition.
Lincoln InvestmentSolutions RIA | LincolnMarketSelectAdvantageMember
Prospectus:
Name of Benefit [Text Block]	Lincoln Market Select® Advantage
Purpose of Benefit [Text Block]	Provides: ●Guaranteed lifetime periodic withdrawals up to the Protected Annual Income amount;●An Enhancement to the Protected Income Base;●Account Value Step-ups of the Protected Income Base; and●Age-based increases to the Protected Annual Income amount.
Brief Restrictions / Limitations [Text Block]	●Investment Requirements apply.●Excess Withdrawals could significantly reduce or terminate the benefit. ●Any withdrawal may negatively impact or eliminate the potential for enhancements or step-ups.●Subject to a $10 million maximum, which includes the total guaranteed amounts across all Living Benefit Riders.●Purchase Payments and step-ups may increase fee rate.●Additional Purchase Payments may be limited.
Name of Benefit [Text Block]	Lincoln Market Select® Advantage
Operation of Benefit [Text Block]	Lincoln Market Select® Advantage Lincoln Market Select® Advantage is a Living Benefit Rider that provides: ●Guaranteed lifetime periodic withdrawals for you (and the Secondary Life if the joint life option is selected) up to the Protected Annual Income amount which is based upon a Protected Income Base; ●An Enhancement amount added to the Protected Income Base if certain criteria are met, as set forth below; ●Account Value Step-ups of the Protected Income Base to the Contract Value if the Contract Value is equal to or greater than the Protected Income Base after the Enhancement; and ●Age-based increases to the Protected Annual Income amount (after reaching a higher age-band and after an Account Value Step-up). Protected Annual Income payments are based upon specified percentages of the Protected Income Base which are age-based and may increase over time. Please note any withdrawals made prior to the youngest age on the Rate Sheet, or that exceed the Protected Annual Income amount are considered Excess Withdrawals. Additionally, Advisory Fee Withdrawals that exceed the Advisory Fee withdrawal percentage and the Protected Annual Income amount are considered Excess Withdrawals. In most states, amounts that are payable to any assignee or assignee’s bank account are also considered Excess Withdrawals. Excess Withdrawals may significantly reduce your Protected Income Base and Enhancement Base by an amount greater than the dollar amount of the Excess Withdrawal, and will terminate the rider if the Protected Income Base if reduced to zero. As a result, the Protected Income Amount would be reduced as well. Withdrawals, including the portion of cumulative Advisory Fee Withdrawals over 1.25%, will also negatively impact the availability of an Enhancement. The Contractowner, Annuitant or Secondary Life may not be changed while this rider is in effect (except if the Secondary Life assumes ownership of the Contract upon death of the Contractowner), including any sale or assignment of the Contract as collateral. Under the Lincoln Market Select® Advantage rider, the Secondary Life must be the spouse.Benefit Year. The Benefit Year is the 12-month period starting with the effective date of the rider and starting with each anniversary of the rider effective date after that. If your Benefit Year anniversary falls on a day that the New York Stock Exchange is closed, any benefit calculations scheduled to occur on that anniversary will occur on the next Valuation Date. Protected Income Base and Enhancement Base. The Protected Income Base is a value used to calculate your Protected Annual Income amount. The initial Protected Income Base was established when you elected your rider. If you elected the rider at the time you purchased the Contract, the initial Protected Income Base equaled your initial Purchase Payment. If you elected the rider after the Contract was issued, the initial Protected Income Base equaled the Contract Value on the effective date of the rider. The Protected Income Base is increased by subsequent Purchase Payments, Enhancements, and Account Value Step-ups, and decreased by Excess Withdrawals in accordance with the provisions set forth below. The maximum Protected Income Base is $10 million, which includes the total guaranteed amounts under the Living Benefit Riders of all Lincoln Life contracts (or contracts issued by our affiliates) in which you (and/or Secondary Life if joint life option) are the covered lives. Riders elected on and after February 20, 2018, and subject to state availability, have an Enhancement Base, the value used to calculate the amount that may be added to the Protected Income Base upon an Enhancement. The Enhancement Base is equal to the Protected Income Base on the effective date of the rider, increased by subsequent Purchase Payments and Account Value Step-ups, and decreased by Excess Withdrawals in accordance with the provisions set forth below. The Enhancement Base is not increased by an Enhancement. Riders elected prior to February 20, 2018 do not have an Enhancement Base but will use the Protected Income Base to determine the Enhancement. Neither the Protected Income Base nor the Enhancement Base is available to you as a lump sum withdrawal or as a Death Benefit. Additional Purchase Payments received after the rider effective date automatically increase the Protected Income Base (not to exceed the maximum Protected Income Base) and Enhancement Base by the amount of the Purchase Payment. For example, a $10,000 additional Purchase Payment will increase the Protected Income Base and Enhancement Base by $10,000. Any Purchase Payment will be added immediately to the Protected Income Base and will result in an increased Protected Annual Income amount but must be invested in the Contract at least one Benefit Year before it will be used in calculating an Enhancement. Any Purchase Payments made within the first 90 days after the effective date of the rider will be included in the Protected Income Base or Enhancement Base for purposes of calculating the Enhancement on the first Benefit Year anniversary. After the first anniversary of the rider effective date, once cumulative additional Purchase Payments exceed $100,000, additional Purchase Payments may not exceed $50,000 per Benefit Year without Home Office approval. Additional Purchase Payments will not be allowed if the Contract Value decreases to zero for any reason, including market loss. Excess Withdrawals, including cumulative Advisory Fee Withdrawals in excess of 1.25% of your Contract Value for that Contract Year, reduce the Protected Income Base and Enhancement Base as discussed below. The reduction to the Protected Income Base and the Enhancement Base could be more than the dollar amount of the withdrawal. Withdrawals less than or equal to the Protected Annual Income amount will not reduce the Protected Income Base or Enhancement Base. Enhancement. You are eligible for an increase in the Protected Income Base through an Enhancement on each Benefit Year anniversary if: a. the Contractowner/Annuitant (as well as the Secondary Life if the joint life option is in effect) is under age 86; b. there were no withdrawals in the preceding Benefit Year, including cumulative Advisory Fee Withdrawals in excess of 1.25% of your Contract Value for that Contract Year; c. the rider is within the Enhancement Period (described below); d. the Protected Income Base after the Enhancement amount is added would be greater than the Contract Value on the same Benefit Year anniversary; and e. the Enhancement Base, if applicable, is greater than zero. The Enhancement equals the Enhancement Base or the Protected Income Base (depending on the rider purchase date), minus Purchase Payments received in the preceding Benefit Year, multiplied by the Enhancement Rate. The Protected Income Base or the Enhancement Base are not reduced by Purchase Payments received in the first 90 days after the rider effective date for determining the Enhancement Amount. The current Enhancement rate applicable to new rider elections is determined in our sole discretion based on current economic factors including interest rates and equity market volatility. Generally, the rate may increase or decrease based on changes in equity market volatility, prevailing interest rates, or as a result of other economic conditions. The rate structure is intended to help us provide the guarantees under the rider. The Enhancement rate for new rider elections may be higher or lower than prior rates, but for existing Contractowners that have elected the rider, your rate will not change as a result. The Enhancement rate that was applicable at the time you elected your rider was set forth in a Rate Sheet prospectus supplement. The Rate Sheet indicates the Enhancement rate and the date by which your application or rider election form had to be signed and dated for a rider to be issued with this rate. Enhancement rates for previous effective periods are included in Appendix F to this prospectus.During the first ten Benefit Years, an increase in the Protected Income Base as a result of the Enhancement will not cause an increase in the annual protected lifetime income fee rate but will increase the dollar amount of the fee. After the tenth Benefit Year anniversary, if the Enhancement Period has renewed, the annual rate may increase each time the Protected Income Base increases as a result of the Enhancement. If you decline an Enhancement, you will continue to be eligible for an Enhancement starting on the next Benefit Year anniversary as long as you meet the conditions listed above. Note: The Enhancement is not available on any Benefit Year anniversary if an Account Value Step-up to the Protected Income Base occurs, or where there has been a withdrawal of Contract Value (including a Protected Annual Income payment or an Advisory Fee Withdrawal in excess of the Advisory Fee Withdrawal percentage) in the preceding Benefit Year. If you are eligible (as defined above) for the Enhancement in the next Benefit Year, the Enhancement will not occur until the Benefit Year anniversary of that year. The following is an example of the impact of the 5% Enhancement on the Protected Income Base and assumes that no withdrawals have been made: Initial Purchase Payment = $100,000; Protected Income Base = $100,000; Enhancement Base = $100,000
Additional Purchase Payment on day 30 = $15,000; Protected Income Base = $115,000; Enhancement Base = $115,000 On the first Benefit Year anniversary, because the additional Purchase Payment is within the first 90 days after the effective date of the rider, the Protected Income Base will not be less than $120,750 (= $100,000 x 1.05 + $15,000 x 1.05). Consider a further additional Purchase Payment on day 95 of $10,000; Protected Income Base = $125,000; Enhancement Base = $125,000 This additional Purchase Payment is not eligible for the Enhancement on the first Benefit Year anniversary because it was received after the first 90 days after the effective date of the rider. It will not be eligible for an Enhancement until the second Benefit Year anniversary. Therefore, on the first Benefit Year anniversary, the Protected Income Base will not be less than $130,750 (= $100,000 x 1.05 + $15,000 x 1.05 + $10,000). As explained below, an Enhancement and Account Value Step-up will not occur in the same year. If the Account Value Step-up provides an increase equal to or greater than what the Enhancement provides, you will not receive the Enhancement. It is possible that this could happen each Benefit Year (because the Account Value Step-up provided a larger increase each year), and therefore the Enhancement would not apply. The Enhancement or the Account Value Step-up cannot increase the Protected Income Base above the maximum Protected Income Base of $10 million. An example of the impact of a withdrawal on the Enhancement is included in the Withdrawal Amount section below. Enhancement Period. The original Enhancement Period is up to a 10-year period that began on the effective date of the rider. For riders elected on and after February 20, 2018, and subject to state availability, a new Enhancement Period begins immediately following an Account Value Step-up. If during any Enhancement Period there are no Account Value Step-ups, the Enhancements will stop at the end of the Enhancement Period and will not restart until the next Benefit Year anniversary following the Benefit Year anniversary upon which an Account Value Step-up occurs. Riders elected prior to February 20, 2018 (April 2, 2018 if elected after the contract effective date), and subject to state availability, only have one 10-year Enhancement Period. Account Value Step-ups. The Protected Income Base and Enhancement Base will automatically step up to the Contract Value on each Benefit Year anniversary if: a.the Contractowner/Annuitant (single life option), or the Contractowner/Annuitant and Secondary Life (joint life option) are under age 86; and b.the Contract Value on that Benefit Year anniversary, after the deduction of any withdrawals (including the protected lifetime income fee, account fee and Advisory Fee Withdrawals in excess of 1.25% of your Contract Value), plus any Purchase Payments made on that date is equal to or greater than the Protected Income Base after an Enhancement (if any). For riders elected on or after February 20, 2018 (April 2, 2018 if elected after the contract effective date), and subject to state availability, each time the Account Value Step-up occurs, a new Enhancement Period begins. The Account Value Step-up is available even in those years when a withdrawal has occurred. The fee rate can change each time there is an Account Value Step-up. That means if the current fee rate has increased, this would cause an increase in your annual fee rate for this rider. If your fee rate is increased, you may opt out of the Account Value Step-up. See Charges and Other Deductions – Protected Lifetime Income Fees for details. If you decline an Account Value Step-up, you will continue to be eligible for an Enhancement through the end of the Enhancement Period, including in the year you declined the Account Value Step-up, as long as you meet the conditions listed above. Following is an example of how the Account Value Step-up and the 5% Enhancements impact the Protected Income Base (assuming no withdrawals or additional Purchase Payments):
	Contract Value	Protected Income Base
At issue	$50,000	$50,000
1st Benefit Year anniversary	$54,000	$54,000
2nd Benefit Year anniversary	$53,900	$56,700
On the first Benefit Year anniversary, the Account Value Step-up increased the Protected Income Base to the Contract Value of $54,000 since the increase in the Contract Value is greater than the 5% Enhancement amount of $2,500 (5% of $50,000). On the second Benefit Year anniversary, the 5% Enhancement provided a larger increase (5% of $54,000 = $2,700). The 5% Enhancement or an Account Value Step-up cannot increase the Protected Income Base beyond the maximum Protected Income Base of $10 million.Withdrawal Amount. Protected Annual Income withdrawals are available at the youngest age on the Rate Sheet. The Protected Annual Income amount may be withdrawn from the Contract each Benefit Year. As long as the Protected Annual Income amount is not reduced to zero, these withdrawals may be taken for your lifetime (single life option) or the lifetimes of you and your Secondary Life (joint life option). In addition to the Protected Annual Income amount, you may take Advisory Fee Withdrawals of up to 1.25% of your Contract Value annually without that withdrawal being considered a withdrawal under your Living Benefit Rider. Certain states and certain broker-dealers or advisory firms may not allow withdrawals to pay advisory fees so please check with your financial professional. The portion of any Advisory Fee Withdrawal in excess of 1.25% of your Contract Value will reduce the amount of available Protected Annual Income each year and will be considered a withdrawal. The Protected Annual Income amount is determined by multiplying the Protected Income Base by the applicable rate, based on your age and whether the single or joint life option has been elected. Under the joint life option, the younger age of you or the Secondary Life will be used. The Protected Annual Income amount will change upon an Account Value Step-up, an Enhancement, additional Purchase Payments, and Excess Withdrawals, as described below. The Protected Annual Income rates that were applicable at the time you elected your rider were set forth in a supplement to this prospectus, called a Rate Sheet. The Rate Sheet indicates the Protected Annual Income rates and the date by which your application or rider election form had to be signed and dated for a rider to be issued with those rates. Rate information for previous effective periods is included in an Appendix to this prospectus.After your first Protected Annual Income withdrawal, the Protected Annual Income rate will only increase on a Benefit Year anniversary on or after you have reached an applicable higher age band and after there has also been an Account Value Step-up. If you have reached an applicable higher age band and there has not also been a subsequent Account Value Step-up, then the Protected Annual Income rate will not increase until the next Account Value Step-up occurs. If you do not withdraw the entire Protected Annual Income amount during a Benefit Year, there is no carryover of the remaining amount into the next Benefit Year. If your Contract Value is reduced to zero for any reason other than for an Excess Withdrawal, the remaining Protected Annual Income amounts for that Benefit Year will be paid in a lump sum. On the next rider anniversary, the scheduled amount will automatically resume and continue for your life (and the Secondary Life’s life if the joint life option is chosen) under the Protected Annual Income Payout Option. You may not withdraw the remaining Protected Income Base or Enhancement Base in a lump sum. You will not be entitled to the Protected Annual Income amount if the Protected Income Base is reduced to zero as a result of an Excess Withdrawal. If either the Contract Value or the Protected Income Base is reduced to zero due to an Excess Withdrawal, the rider will terminate. Cumulative withdrawals during a Benefit Year that are equal to or less than the Protected Annual Income amount will not reduce the Protected Income Base or Enhancement Base. All withdrawals will decrease the Contract Value. The following example shows the calculation of the Protected Annual Income amount and how withdrawals less than or equal to the Protected Annual Income amount impact the Protected Income Base, the Enhancement Base and the Contract Value. The example assumes a 5% Enhancement, a 4% Protected Annual Income rate, and a Contract Value of $200,000:
Contract Value on the rider’s effective date	$200,000
Protected Income Base and Enhancement Base on the rider’s effective date	$200,000
Initial Protected Annual Income amount on the rider’s effective date ($200,000 x 4%)	$8,000
Contract Value six months after rider’s effective date	$210,000
Protected Income Base and Enhancement Base six months after rider’s effective date	$200,000
Withdrawal six months after the rider’s effective date	$8,000
Contract Value after withdrawal ($210,000 - $8,000)	$202,000
Protected Income Base and Enhancement Base after withdrawal ($200,000 - $0)	$200,000
Contract Value on the first Benefit Year anniversary	$205,000
Protected Income Base and Enhancement Base on the first Benefit Year anniversary	$205,000
Protected Annual Income amount on the first Benefit Year anniversary ($205,000 x 4%)	$8,200
Since there was a withdrawal during the first year, an Enhancement is not available, but the Account Value Step-up was available and increased the Protected Income Base and the Enhancement Base to the Contract Value of $205,000. On the first Benefit Year anniversary, the Protected Annual Income amount is $8,200 (4% x $205,000). Purchase Payments added to the Contract subsequent to the initial Purchase Payment will increase the Protected Annual Income amount by an amount equal to the applicable Protected Annual Income rate multiplied by the amount of the subsequent Purchase Payment. For example, assuming a Contractowner has a Protected Annual Income amount of $8,000 (4% of $200,000 Protected Income Base), an additional Purchase Payment of $10,000 increases the Protected Annual Income amount that Benefit Year to $8,400 ($8,000 + 4% of $10,000). The Protected Annual Income payment amount will be recalculated immediately after a Purchase Payment is added to the Contract. Enhancements and Account Value Step-ups will increase the Protected Income Base and thus the Protected Annual Income amount. The Protected Annual Income amount, after the Protected Income Base is adjusted by an Enhancement or an Account Value Step-up will be equal to the adjusted Protected Income Base multiplied by the applicable Protected Annual Income rate. Excess Withdrawals. Excess Withdrawals are: 1.the cumulative amounts withdrawn from the Contract during the Benefit Year (including the current withdrawal) that exceed the Protected Annual Income amount at the time of the withdrawal; 2.withdrawals made prior to the youngest age on the Rate Sheet; or 3.withdrawals that are payable to any assignee or assignee’s bank account. Advisory Fee Withdrawals that exceed the Advisory Fee Withdrawal percentage where it was made prior to age 55, or that exceed the Protected Annual Income amount are considered Excess Withdrawals. When an Excess Withdrawal occurs: 1.the Protected Income Base and Enhancement Base are reduced by the same proportion that the Excess Withdrawal reduces the Contract Value. This means that the reduction in the Protected Income Base and Enhancement Base could be more than the dollar amount of the withdrawal; and 2.the Protected Annual Income amount will be recalculated to equal the applicable Protected Annual Income rate multiplied by the new (reduced) Protected Income Base (after the proportionate reduction for the Excess Withdrawal). Your quarterly statements will include the Protected Annual Income amount (as adjusted for Protected Annual Income amount payments in a Benefit Year, Excess Withdrawals and additional Purchase Payments) available to you for the Benefit Year, if applicable, in order for you to determine whether a withdrawal may be an Excess Withdrawal. We encourage you to either consult with your financial professional or call us at the number provided in this prospectus if you have any questions about Excess Withdrawals. The following example demonstrates the impact of an Excess Withdrawal on the Protected Income Base, the Enhancement Base, the Protected Annual Income amount, and the Contract Value. The example assumes a 5% Protected Annual Income rate and a $10,940 withdrawal, which causes a $10,200 reduction in the Protected Income Base and Enhancement Base. Prior to Excess Withdrawal:
Contract Value = $60,000
Protected Income Base = $85,000
Enhancement Base = $85,000
Protected Annual Income amount = $4,250 (5% of the Protected Income Base of $85,000) After a $10,940 withdrawal ($4,250 is within the Protected Annual Income amount, $6,690 is the Excess Withdrawal):
The Contract Value is reduced by the amount of the Protected Annual Income amount of $4,250 and the Protected Income Base and Enhancement Base are not reduced:
Contract Value = $55,750 ($60,000 - $4,250)
Protected Income Base = $85,000
Enhancement Base = $85,000 The Contract Value is also reduced by the $6,690 Excess Withdrawal and the Protected Income Base and Enhancement Base are reduced by approximately 12%, the same proportion by which the Excess Withdrawal reduced the $55,750 Contract Value ($6,690 / $55,750). Contract Value = $49,060 ($55,750 - $6,690)
Protected Income Base = $74,800 ($85,000 x 12% = $10,200; $85,000 - $10,200 = $74,800)
Enhancement Base = $74,800 ($85,000 x 12% = $10,200; $85,000 - $10,200 = $74,800)
Protected Annual Income amount = $3,740 (5% of $74,800 Protected Income Base) On the following Benefit Year anniversary: Contract Value = $48,000
Protected Income Base = $74,800
Enhancement Base = $74,800
Protected Annual Income amount = $3,740 (5% x $74,800) In a declining market, Excess Withdrawals may significantly reduce your Protected Income Base, Enhancement Base, and Protected Annual Income amount. This is because the reduction in the benefit may be more than the dollar amount withdrawn from the Contract Value. If the Protected Income Base is reduced to zero due to an Excess Withdrawal, the rider will terminate. If the Contract Value is reduced to zero due to an Excess Withdrawal, the rider and Contract will terminate. Withdrawals from IRA contracts will not be considered Excess Withdrawals (even if they exceed the Protected Annual Income amount) only if the withdrawals are taken as systematic installments of the amount needed to satisfy the required minimum distribution (RMD) rules under Internal Revenue Code Section 401(a)(9). In addition, in order for this exception for RMDs to apply, the following must occur: 1.Lincoln’s automatic withdrawal service is used to calculate and pay the RMD; 2.The RMD calculation must be based only on the value in this Contract; 3.No withdrawals other than the RMD are made within the Benefit Year (except as described in the next paragraph); 4.This Contract is not a beneficiary IRA; and 5.The younger of you or the Secondary Life (joint life option) reach the youngest age on the Rate Sheet. If your RMD withdrawals during a Benefit Year are less than the Protected Annual Income amount, an additional amount up to the Protected Annual Income amount may be withdrawn. If a withdrawal, other than an RMD is made during the Benefit Year, then all amounts withdrawn in excess of the Protected Annual Income amount, including amounts attributable to the RMD, will be treated as Excess Withdrawals. Distributions from qualified contracts are generally taxed as ordinary income. Distributions from nonqualified contracts that are includable in gross income are also generally taxed as ordinary income. See Federal Tax Matters for information on determining what amounts are includable in gross income. Protected Annual Income Payout Option. The Protected Annual Income Payout Option (“PAIPO”) is an Annuity Payout option under which the Contractowner (and joint life if applicable) will receive annuity payments equal to the Protected Annual Income amount for life. This option is different from other Annuity Payout options, including i4LIFE® Advantage Select Guaranteed Income Benefit, which are based on your Contract Value. If you are required to take annuity payments because you have reached the Annuity Commencement Date, you have the option of electing the PAIPO. If the Contract Value is reduced to zero and you have a remaining Protected Income Base, you will receive the PAIPO. Contractowners may decide to choose the PAIPO over i4LIFE® Advantage Select Guaranteed Income Benefit if they feel this may provide a higher final payment over time and they place more importance on this payment over access to the Account Value. Payment frequencies other than annual may be available. You will have no other contract features other than the right to receive annuity payments equal to the Protected Annual Income amount for your life or the life of you and the Secondary Life for the joint life option. If you are receiving the PAIPO, the Beneficiary may be eligible to receive final payment upon death of the single life or surviving joint life. If the Contract Value Death Benefit option was in effect immediately prior to electing the PAIPO, the Beneficiary will not be eligible to receive the final payment(s). The final payment is a one-time lump-sum payment. If the effective date of the rider is the same as the effective date of the Contract, the final payment will be equal to the sum of all Purchase Payments, decreased by withdrawals. If the effective date of the rider is after the effective date of the Contract, the final payment will be equal to the Contract Value on the effective date of the rider, increased for Purchase Payments received after the rider effective date and decreased by withdrawals. Excess Withdrawals reduce the final payment in the same proportion as the withdrawals reduce the Contract Value; withdrawals less than or equal to the Protected Annual Income amount and payments under the PAIPO will reduce the final payment dollar for dollar. Death Prior to the Selection of an Annuity Payout Option. Lincoln Market Select® Advantage has no provision for a payout of the Protected Income Base or Enhancement Base upon death of the Contractowner or Annuitant and provides no increase in the Death Benefit value over and above what the Death Benefit provides in the base contract. At the time of death, if the Contract Value equals zero, no Death Benefit options (as described earlier in this prospectus) will be in effect. Election of Lincoln Market Select® Advantage does not impact the Death Benefit options available for purchase with your annuity contract. All Death Benefit payments must be made in compliance with Internal Revenue Code Sections 72(s) or 401(a)(9) as applicable as amended from time to time. See Benefits Available Under the Contract – Death Benefit. Upon the death of the single life, this rider will end and no further Protected Annual Income amounts are available (even if there was a Protected Income Base in effect at the time of the death). Upon the first death under the joint life option, withdrawals up to the Protected Annual Income amount continue to be available for the life of the surviving spouse. The Enhancement and Account Value Step-up will continue, if applicable, as discussed above. Upon the death of the surviving spouse, Lincoln Market Select® Advantage will end and no further Protected Annual Income amounts are available (even if there was a Protected Income Base in effect at the time of the death). Termination. After the fifth Benefit Year anniversary, the Contractowner may terminate the rider by notifying us in writing of the request to terminate or by failing to adhere to Investment Requirements. Owners of contracts issued in Florida who elected their rider prior to February 20, 2018, may terminate their rider at any time after the first Benefit Year anniversary. Lincoln Market Select® Advantage will automatically terminate: ●on the selection of an Annuity Payout option (except payments under the Protected Annual Income Payout Option will continue if applicable); ●upon death under the single life option or the death of the Secondary Life under the joint life option; ●when the Protected Income Base or Contract Value is reduced to zero due to an Excess Withdrawal; ●if the Contractowner or Annuitant is changed (except if the surviving Secondary Life assumes ownership of the Contract upon death of the Contractowner) including any sale or assignment of the Contract or any pledge of the Contract as collateral; ●on the date the Contractowner is changed pursuant to an enforceable divorce agreement or decree; or ●upon surrender or termination of the underlying annuity contract. The termination will not result in any increase in Contract Value equal to the Protected Income Base or Enhancement Base. Upon effective termination of this rider, the benefit and charges within this rider will terminate. If you terminate the rider, we reserve the right to require a 12-month wait after this termination before you can elect any Living Benefit Rider available for purchase at that time. i4LIFE® Advantage Guaranteed Income Benefit option. Contractowners who elect Lincoln Market Select® Advantage may decide to later transition to i4LIFE® Advantage Select Guaranteed Income Benefit. This transition must be made prior to the maximum age limit and prior to the selection of an Annuity Payout option. You cannot have both i4LIFE® Advantage and another Living Benefit Rider in effect on your Contract at the same time. See i4LIFE® Advantage Guaranteed Income Benefit Transitions for a discussion of this transition.
Lincoln InvestmentSolutions RIA | LincolnMax6SelectAdvantageMember
Prospectus:
Name of Benefit [Text Block]	Lincoln Max 6 SelectSM Advantage
Purpose of Benefit [Text Block]	Provides: ●Guaranteed lifetime periodic withdrawals up to the Protected Annual Income amount;●An Enhancement to the Protected Income Base;●Account Value Step-ups of the Protected Income Base; and●Age-based increases to the Protected Annual Income amount.
Brief Restrictions / Limitations [Text Block]	●Investment Requirements apply.●Excess Withdrawals could significantly reduce or terminate benefits. ●Any withdrawal may negatively impact or eliminate the potential for enhancements or step-ups.●Subject to a $10 million maximum, which includes the total guaranteed amounts across all Living Benefit Riders.●Purchase Payments and step-ups may increase fee rate.●Additional Purchase Payments may be limited.●The guaranteed payments will be reduced if your Contract Value is reduced to zero.●Your Protected Income Base will not carry over to i4LIFE® Advantage.
Name of Benefit [Text Block]	Lincoln Max 6 SelectSM Advantage
Operation of Benefit [Text Block]	Lincoln Max 6 SelectSM Advantage Lincoln Max 6 SelectSM Advantage is a Living Benefit Rider that provides: ●Guaranteed lifetime periodic withdrawals for you (and the Secondary Life if the joint life option is selected) up to the Protected Annual Income amount which is based upon a guaranteed Protected Income Base; ●An Enhancement amount added to the Protected Income Base if certain criteria are met, as set forth below; ●Account Value Step-ups of the Protected Income Base to the Contract Value if the Contract Value is equal to or greater than the Protected Income Base after an Enhancement; ●Age-based increases to the Protected Annual Income amount (after reaching a higher age-band and after an Account Value Step-up). Protected Annual Income payments are based upon specified percentages of the Protected Income Base, which are age-based and may increase over time. Your Protected Annual Income payments will be reduced if your Contract Value is reduced to zero. You may receive Protected Annual Income payments for your lifetime or for the lifetimes of you and the Secondary Life, if the joint life option is chosen. Please note any withdrawals made prior to the youngest age on the Rate Sheet, or that exceed the Protected Annual Income amount are considered Excess Withdrawals. In most states, amounts that are payable to any assignee or assignee’s bank account are also considered Excess Withdrawals. Excess Withdrawals may significantly reduce your Protected Income Base and Enhancement Base by an amount greater than the dollar amount of the Excess Withdrawal, and will terminate the rider if the Protected Income Base is reduced to zero. If the Enhancement Base is reduced to zero, you will not be eligible for further Enhancements. As a result, the Protected Income Amount would be reduced as well. Withdrawals, including the portion of cumulative Advisory Fee Withdrawals over 1.25%, will also negatively impact the availability of an Enhancement. The Contractowner, Annuitant or Secondary Life may not be changed while this rider is in effect (except if the Secondary Life assumes ownership of the Contract upon death of the Contractowner), including any sale or assignment of the Contract as collateral. Under the Lincoln Max 6 SelectSM Advantage rider, the Secondary Life must be the spouse.Benefit Year. The Benefit Year is the 12-month period starting with the effective date of the rider and starting with each anniversary of the rider effective date after that. If your Benefit Year anniversary falls on a day that the New York Stock Exchange is closed, any benefit calculations scheduled to occur on that anniversary will occur on the next Valuation Date. Protected Income Base and Enhancement Base. The Protected Income Base is a value used to calculate your Protected Annual Income amount. The initial Protected Income Base was established when you elected your rider. If you elected the rider at the time you purchased the Contract, the initial Protected Income Base equaled your initial Purchase Payment. If you elected the rider after the Contract was issued, the initial Protected Income Base equaled the Contract Value on the effective date of the rider. The Protected Income Base is increased by subsequent Purchase Payments, Enhancements, and Account Value Step-ups, and decreased by Excess Withdrawals in accordance with the provisions set forth below. The maximum Protected Income Base is $10 million, which includes the total guaranteed amounts under the Living Benefit Riders of all Lincoln Life contracts (or contracts issued by our affiliates) in which you (and/or Secondary Life if joint life option) are the covered lives. The Enhancement Base is the value used to calculate the amount that may be added to the Protected Income Base upon an Enhancement. The Enhancement Base is equal to the Protected Income Base on the effective date of the rider, increased by subsequent Purchase Payments and Account Value Step-ups, and decreased by Excess Withdrawals in accordance with the provisions set forth below. The Enhancement Base is not increased by an Enhancement. Neither the Protected Income Base nor the Enhancement Base is available to you as a lump sum withdrawal or as a Death Benefit. Additional Purchase Payments received after the rider effective date automatically increase the Protected Income Base and the Enhancement Base by the amount of the Purchase Payment (not to exceed the maximum Protected Income Base); for example, a $10,000 additional Purchase Payment will increase the Protected Income Base and Enhancement Base by $10,000. Any Purchase Payment will be added immediately to the Protected Income Base and Enhancement Base and will result in an increased Protected Annual Income amount but must be invested in the Contract at least one Benefit Year before it will be used in calculating an Enhancement. Any Purchase Payments made within the first 90 days after the effective date of the rider will be included in the Enhancement Base for purposes of calculating the Enhancement on the first Benefit Year anniversary. After the first anniversary of the rider effective date, once cumulative additional Purchase Payments exceed $100,000, additional Purchase Payments may not exceed $50,000 per Benefit Year without Home Office approval. Additional Purchase Payments will not be allowed if the Contract Value decreases to zero for any reason, including market loss. Excess Withdrawals, including cumulative Advisory Fee Withdrawals in excess of 1.25% of your Contract Value for that Contract Year, reduce the Protected Income Base and Enhancement Base as discussed below. The reduction to the Protected Income Base and the Enhancement Base could be more than the dollar amount of the withdrawal. Withdrawals less than or equal to the Protected Annual Income amount will not reduce the Protected Income Base or Enhancement Base. Enhancement. You are eligible for an increase in the Protected Income Benefit through an Enhancement on each Benefit Year anniversary if: a. the Contractowner/Annuitant (as well as the Secondary Life if the joint life option is in effect) is under age 86; b. there are no withdrawals in the preceding Benefit Year, including cumulative Advisory Fee Withdrawals in excess of 1.25% of your Contract Value for that Contract Year; c. the rider is within the Enhancement Period (described below); d. the Protected Income Base after the Enhancement amount is added would be greater than the Contract Value on the same Benefit Year anniversary; and e. the Enhancement Base is greater than zero. The Enhancement equals the Enhancement Base, minus Purchase Payments received in the preceding Benefit Year, multiplied by the Enhancement Rate. The Enhancement Base is not reduced by Purchase Payments received in the first 90 days after the rider effective date. The current Enhancement rate applicable to new rider elections is determined in our sole discretion based on current economic factors including interest rates and equity market volatility. Generally, the rate may increase or decrease based on changes in equity market volatility, prevailing interest rates, or as a result of other economic conditions. The rate structure is intended to help us provide the guarantees under the rider. The Enhancement rate for new rider elections may be higher or lower than prior rates, but for existing Contractowners that have elected the rider, your rate will not change as a result. The Enhancement rate that was applicable at the time you elected your rider was set forth in a Rate Sheet prospectus supplement. The Rate Sheet indicates the Enhancement rate and the date by which your application or rider election form had to be signed and dated for a rider to be issued with this rate. Enhancement rates for previous effective periods are included in Appendix F to this prospectus.During the first ten Benefit Years, an increase in the Protected Income Base as a result of the Enhancement will not cause an increase in the annual protected lifetime income fee rate but will increase the dollar amount of the fee. After the tenth Benefit Year anniversary, if the Enhancement Period has renewed, the annual rate may increase each time the Protected Income Base increases as a result of the Enhancement. If you decline an Enhancement, you will continue to be eligible for an Enhancement starting on the next Benefit Year anniversary as long as you meet the conditions listed above. Note: The Enhancement is not available on any Benefit Year anniversary if an Account Value Step-up to the Protected Income Base occurs, or where there has been a withdrawal of Contract Value (including a Protected Annual Income payment or an Advisory Fee Withdrawal in excess of the Advisory Fee Withdrawal percentage) in the preceding Benefit Year. If you are eligible (as defined above) for the Enhancement in the next Benefit Year, the Enhancement will not occur until the Benefit Year anniversary of that year. The following is an example of the impact of a 5% Enhancement on the Protected Income Base and assumes that no withdrawals have been made. Initial Purchase Payment = $100,000; Protected Income Base = $100,000; Enhancement Base = $100,000
Additional Purchase Payment on day 30 = $15,000; Protected Income Base = $115,000; Enhancement Base = $115,000
On the first Benefit Year anniversary, because the additional Purchase Payment is within the first 90 days after the effective date of the rider, the Protected Income Base will not be less than $120,750 (= $100,000 x 1.05 + $15,000 x 1.05). Consider a further additional Purchase Payment on day 95 of $10,000; Protected Income Base = $125,000; Enhancement Base = $125,000 This additional Purchase Payment is not eligible for the Enhancement on the first Benefit Year anniversary because it was received after the first 90 days after the effective date for the rider. It will not be eligible for an Enhancement until the second Benefit Year anniversary. Therefore, on the first Benefit Year anniversary, the Protected Income Base will not be less than $130,750 (= $100,000 x 1.05 + $15,000 x 1.05 + $10,000). As explained below, an Enhancement and Account Value Step-up will not occur in the same year. If the Account Value Step-up provides an increase equal to or greater than what the Enhancement provides, you will not receive the Enhancement. It is possible that this could happen each Benefit Year (because the Account Value Step-up provided a larger increase each year), and therefore the Enhancement would not apply. The Enhancement or the Account Value Step-up cannot increase the Protected Income Base above the maximum Protected Income Base of $10 million. An example of the impact of a withdrawal on the Enhancement is included in the Withdrawal Amount section below. Enhancement Period. The original Enhancement Period is up to a 10-year period that began on the effective date of the rider. A new Enhancement Period begins immediately following an Account Value Step-up. If during any Enhancement Period there are no Account Value Step-ups, the Enhancements will stop at the end of the Enhancement Period and will not restart until the next Benefit Year anniversary following the Benefit Year anniversary upon which an Account Value Step-ups. Account Value Step-ups. The Protected Income Base and Enhancement Base will automatically step up to the Contract Value on each Benefit Year anniversary if: a.the Contractowner/Annuitant (single life option), or the Contractowner/Annuitant and Secondary Life (joint life option) are under age 86; and b.the Contract Value on that Benefit Year anniversary, after the deduction of any withdrawals (including the protected lifetime income fee, account fee and Advisory Fee Withdrawals in excess of 1.25% of your Contract Value), plus any Purchase Payments made on that date is equal to or greater than the Protected Income Base after an Enhancement (if any). Each time the Account Value Step-up occurs a new Enhancement Period starts. The Account Value Step-up is available even in those years when a withdrawal has occurred. The fee rate can change each time there is an Account Value Step-up. That means if the current fee rate has increased, this would cause an increase in your annual fee rate for this rider. If your fee rate is increased, you may opt out of the Account Value Step-up. See Protected Lifetime Income Fees for details. If you decline an Account Value Step-up, you will continue to be eligible for an Enhancement as long as you meet the conditions listed above. Following is an example of how the Account Value Step-up and a 5% Enhancement impact the Protected Income Base (assuming no withdrawals or additional Purchase Payments):
	Contract Value	Protected Income Base
At issue	$50,000	$50,000
1st Benefit Year anniversary	$54,000	$54,000
2nd Benefit Year anniversary	$53,900	$56,700
On the first Benefit Year anniversary, the Account Value Step-up increased the Protected Income Base to the Contract Value of $54,000 since the increase in the Contract Value is greater than the 5% Enhancement amount of $2,500 (5% of $50,000). On the second Benefit Year anniversary, the 5% Enhancement provided a larger increase (5% of $54,000 = $2,700). The 5% Enhancement or an Account Value Step-up cannot increase the Protected Income Base beyond the maximum Protected Income Base of $10 million.Withdrawal Amount. Protected Annual Income withdrawals are available at the youngest age on the Rate Sheet. The Protected Annual Income amount may be withdrawn from the Contract each Benefit Year. As long as the Protected Annual Income amount is not reduced to zero because of an Excess Withdrawal, these withdrawals may be taken for your lifetime (single life option) or the lifetimes of you and the Secondary Life (joint life option) but will be reduced if your Contract Value is reduced to zero. In addition to the Protected Annual Income amount, you may take Advisory Fee Withdrawals of up to 1.25% of your Contract Value annually without that withdrawal being considered a withdrawal under your Living Benefit Rider. Certain states and certain broker-dealers or advisory firms may not allow withdrawals to pay advisory fees so please check with your financial professional. The portion of any Advisory Fee Withdrawal in excess of 1.25% of your Contract Value will reduce the amount of available Protected Annual Income each year and will be considered a withdrawal. The Protected Annual Income amount is determined by multiplying the Protected Income Base by the applicable rate, based on your age and whether the single or joint life option has been elected and whether or not your Contract Value has been reduced to zero. Under the joint life option, the younger age of you or the Secondary Life will be used. The Protected Annual Income amount will change upon an Account Value Step-up, an Enhancement (if applicable), additional Purchase Payments, and Excess Withdrawals, as described below. The Protected Annual Income rates that were applicable at the time you elected your rider were set forth in a supplement to this prospectus, called a Rate Sheet. The Rate Sheet indicates the Protected Annual Income rates and the date by which your application or rider election form had to be signed and dated for a rider to be issued with those rates. Rate information for previous effective periods is included in an Appendix to this prospectus.After your first Protected Annual Income withdrawal, the Protected Annual Income rate will only increase on a Benefit Year anniversary on or after you have reached an applicable higher age band and after there has also been an Account Value Step-up. If you have reached an applicable higher age band and there has not also been a subsequent Account Value Step-up, then the Protected Annual Income rate will not increase until the next Account Value Step-up occurs. If you do not withdraw the entire Protected Annual Income amount during a Benefit Year, there is no carryover of the remaining amount into the next Benefit Year. Protected Annual Income payments are not available until you have reached the youngest age on the Rate Sheet. If your Contract Value is reduced to zero for any reason other than for an Excess Withdrawal, the Protected Annual Income rate and amount will be immediately reduced, as reflected on your Rate Sheet. The Protected Annual Income amount payable as calculated in Table A of the Rate Sheet cannot exceed the remaining Contract Value. However, if the total Protected Annual Income amounts received in the Benefit Year your Contract Value is reduced to zero are less than the recalculated Protected Annual Income amount based on Table B of the rate sheet payable for the remainder of the year, the difference for the remainder of that Benefit Year is payable in a lump sum. Otherwise, you will not be able to receive further Protected Annual Income payments until the next Benefit Year anniversary when scheduled payments automatically resume. Withdrawals equal to the Protected Annual Income amount will continue for your life (and the Secondary Life’s life if the joint life option is chosen) under the Protected Annual Income Payout Option. You may not withdraw the remaining Protected Income Base or Enhancement Base in a lump sum. You will not be entitled to the Protected Annual Income amount if the Protected Income Base is reduced to zero as a result of an Excess Withdrawal. If either the Contract Value or the Protected Income Base is reduced to zero due to an Excess Withdrawal, the rider will terminate. Cumulative withdrawals during a Benefit Year that are equal to or less than the Protected Annual Income amount will not reduce the Protected Income Base or Enhancement Base. All withdrawals will decrease the Contract Value. The following example shows the calculation of the Protected Annual Income amount and how withdrawals less than or equal to the Protected Annual Income amount impact the Protected Income Base, the Enhancement Base, and the Contract Value. The example assumes a 5% Enhancement, a 4% Protected Annual Income rate, and a Contract Value of $200,000:
Contract Value on the rider’s effective date	$200,000
Protected Income Base and Enhancement Base on the rider’s effective date	$200,000
Initial Protected Annual Income amount on the rider’s effective date ($200,000 x 4%)	$8,000
Contract Value six months after rider’s effective date	$210,000
Protected Income Base and Enhancement Base six months after rider’s effective date	$200,000
Withdrawal six months after rider’s effective date	$8,000
Contract Value after withdrawal ($210,000 - $8,000)	$202,000
Protected Income Base and Enhancement Base after withdrawal ($200,000 - $0)	$200,000
Contract Value on the first Benefit Year anniversary	$205,000
Protected Income Base and Enhancement Base on the first Benefit Year anniversary	$205,000
Protected Annual Income amount on the first Benefit Year anniversary ($205,000 x 4%)	$8,200
Since there was a withdrawal during the first year, an Enhancement is not available, but the Account Value Step-up was available and increased the Protected Income Base and the Enhancement Base to the Contract Value of $205,000. On the first Benefit Year anniversary, the Protected Annual Income amount is $8,200 (4% x $205,000). Purchase Payments added to the Contract subsequent to the initial Purchase Payment will increase the Protected Annual Income amount by an amount equal to the applicable Protected Annual Income rate multiplied by the amount of the subsequent Purchase Payment. The Protected Annual Income payment amount will be recalculated immediately after a Purchase Payment is added to the Contract. Enhancements and Account Value Step-up will increase the Protected Income Base and thus the Protected Annual Income amount. The Protected Annual Income amount, after the Protected Income Base is adjusted by an Enhancement or an Account Value Step-up, will be equal to the adjusted Protected Income Base multiplied by the applicable Protected Annual Income rate. The Protected Annual Income will be lower when your Contract Value is reduced to zero for any reason other than an Excess Withdrawal, which will result in a reduced Protected Annual Income amount. Excess Withdrawals. Excess Withdrawals are: 1.the cumulative amounts withdrawn from the Contract during the Benefit Year (including the current withdrawal) that exceed the Protected Annual Income amount at the time of the withdrawal; 2.withdrawals made prior to the youngest age on the Rate Sheet; or 3.withdrawals that are payable to any assignee or assignee’s bank account. Advisory Fee Withdrawals that exceed the Advisory Fee Withdrawal percentage where it was made prior to the youngest age on the Rate Sheet or that exceed the Protected Annual Income amount are considered Excess Withdrawals. When an Excess Withdrawal occurs: 1.the Protected Income Base and Enhancement Base are reduced by the same proportion that the Excess Withdrawal reduces the Contract Value. This means that the reduction in the Protected Income Base and Enhancement Base could be more than the dollar amount of the withdrawal; and 2.the Protected Annual Income amount will be recalculated to equal the applicable Protected Annual Income rate multiplied by the new (reduced) Protected Income Base (after the proportionate reduction for the Excess Withdrawal). Your quarterly statements will include the Protected Annual Income amount (as adjusted for Protected Annual Income amount payments in a Benefit Year, Excess Withdrawals and additional Purchase Payments) available to you for the Benefit Year, if applicable, in order for you to determine whether a withdrawal may be an Excess Withdrawal. We encourage you to either consult with your financial professional or call us at the number provided in this prospectus if you have any questions about Excess Withdrawals. The following example demonstrates the impact of an Excess Withdrawal on the Protected Income Base, the Enhancement Base, the Protected Annual Income amount, and the Contract Value. The example assumes a 5% Protected Annual Income rate and a $10,940 withdrawal, which causes a $10,200 reduction in the Protected Income Base and Enhancement Base. Prior to Excess Withdrawal:
Contract Value = $60,000
Protected Income Base = $85,000
Enhancement Base = $85,000
Protected Annual Income amount = $4,250 (5% of the Protected Income Base of $85,000) After a $10,940 withdrawal ($4,250 is within the Protected Annual Income amount, $6,690 is the Excess Withdrawal):
The Contract Value is reduced by the amount of the Protected Annual Income amount of $4,250 and the Protected Income Base and Enhancement Base are not reduced: Contract Value = $55,750 ($60,000 - $4,250)
Protected Income Base = $85,000
Enhancement Base = $85,000 The Contract Value is also reduced by the $6,690 Excess Withdrawal and the Protected Income Base and Enhancement Base are reduced by approximately 12%, the same proportion by which the Excess Withdrawal reduced the $55,750 Contract Value ($6,690 / $55,750). Contract Value = $49,060 ($55,750 - $6,690)
Protected Income Base = $74,800 ($85,000 x 12% = $10,200; $85,000 - $10,200 = $74,800)
Enhancement Base = $74,800 ($85,000 x 12% = $10,200; $85,000 - $10,200 = $74,800)
Protected Annual Income amount = $3,740 (5% of $74,800 Protected Income Base) On the following Benefit Year anniversary: Contract Value = $48,000
Protected Income Base = $74,800
Enhancement Base = $74,800
Protected Annual Income amount = $3,740 (5% x $74,800) In a declining market, Excess Withdrawals may significantly reduce your Protected Income Base, Enhancement Base, and Protected Annual Income amount. This is because the reduction in the benefit may be more than the dollar amount withdrawn from the Contract Value. If the Protected Income Base is reduced to zero due to an Excess Withdrawal, the rider will terminate. If the Contract Value is reduced to zero due to an Excess Withdrawal, the rider and Contract will terminate. Withdrawals from IRA contracts will not be considered Excess Withdrawals (even if they exceed the Protected Annual Income amount) only if the withdrawals are taken as systematic installments of the amount needed to satisfy the required minimum distribution (RMD) rules under Internal Revenue Code Section 401(a)(9). In addition, in order for this exception for RMDs to apply, the following must occur: 1.Lincoln’s automatic withdrawal service is used to calculate and pay the RMD; 2.The RMD calculation must be based only on the value in this Contract; 3.No withdrawals other than the RMD are made within the Benefit Year (except as described in the next paragraph); 4.This Contract is not a beneficiary IRA; and 5.The younger of you or the Secondary Life (joint life option) reach the youngest age on the Rate Sheet. If your RMD withdrawals during a Benefit Year are less than the Protected Annual Income amount, an additional amount up to the Protected Annual Income amount may be withdrawn. If a withdrawal, other than an RMD is made during the Benefit Year, then all amounts withdrawn in excess of the Protected Annual Income amount, including amounts attributable to the RMD, will be treated as Excess Withdrawals. Distributions from qualified contracts are generally taxed as ordinary income. Distributions from nonqualified contracts that are includable in gross income are also generally taxed as ordinary income. See Federal Tax Matters for information on determining what amounts are includable in gross income. Protected Annual Income Payout Option. The Protected Annual Income Payout Option (“PAIPO”) is an Annuity Payout option under which the Contractowner (and Secondary Life if applicable) will receive annuity payments equal to the Protected Income Base multiplied by the Protected Annual Income rate shown in Table B of your Rate Sheet, for life. This option is different from other Annuity Payout options, including i4LIFE® Advantage, which are based on your Contract Value. If you are required to take annuity payments because you have reached the Annuity Commencement Date, you have the option of electing the PAIPO. If the Contract Value is reduced to zero and you have a remaining Protected Income Base, you will receive the PAIPO. Payment frequencies other than annual may be available. You will have no other contract features other than the right to receive annuity payments equal to the Protected Annual Income amount for your life or the lives of you and the Secondary Life for the joint life option. If you are receiving the PAIPO, the Beneficiary may be eligible to receive final payment upon death of the single life or surviving joint life. If the Contract Value Death Benefit option was in effect immediately prior to electing the PAIPO, the Beneficiary will not be eligible to receive the final payment. If the effective date of the rider is the same as the effective date of the Contract, the final payment will be equal to the sum of all Purchase Payments, decreased by withdrawals. If the effective date of the rider is after the effective date of the Contract, the final payment will be equal to the Contract Value on the effective date of the rider, increased for Purchase Payments received after the rider effective date and decreased by withdrawals. Excess Withdrawals reduce the final payment in the same proportion as the withdrawals reduce the Contract Value; withdrawals less than or equal to the Protected Annual Income amount and payments under the PAIPO will reduce the final payment dollar for dollar. Death Prior to the Selection of an Annuity Payout Option. Lincoln Max 6 SelectSM Advantage has no provision for a payout of the Protected Income Base or Enhancement Base upon death of the Contractowner or Annuitant and provides no increase in the Death Benefit value over and above what the Death Benefit provides in the base contract. At the time of death, if the Contract Value equals zero, no Death Benefit options (as described earlier in this prospectus) will be in effect. Election of Lincoln Max 6 SelectSM Advantage does not impact the Death Benefit options available for purchase with your annuity contract. All Death Benefit payments must be made in compliance with Internal Revenue Code Sections 72(s) or 401(a)(9) as applicable as amended from time to time. See Benefits Available Under the Contract – Death Benefit. Upon the death of the single life, this rider will end and no further Protected Annual Income amounts are available (even if there was a Protected Income Base in effect at the time of the death). Upon the first death under the joint life option, withdrawals up to the Protected Annual Income amount continue to be available for the life of the surviving spouse. The Enhancement and Account Value Step-up will continue, if applicable, as discussed above. Upon the death of the surviving spouse, Lincoln Max 6 SelectSM Advantage will end and no further Protected Annual Income amounts are available (even if there was a Protected Income Base in effect at the time of the death). Termination. After the fifth Benefit Year anniversary, the Contractowner may terminate the rider by notifying us in writing of the request to terminate or by failing to adhere to Investment Requirements. Lincoln Max 6 SelectSM Advantage will automatically terminate: ●on the selection of an Annuity Payout option (except payments under the Protected Annual Income Payout Option will continue if applicable); ●upon death under the single life option or the death of the Secondary Life under the joint life option; ●upon election of i4LIFE® Advantage; ●when the Protected Income Base or Contract Value is reduced to zero due to an Excess Withdrawal; ●if the Contractowner or Annuitant is changed (except if the Secondary Life assumes ownership of the Contract upon death of the Contractowner) including any sale or assignment of the Contract or any pledge of the Contract as collateral; ●on the date the Contractowner is changed pursuant to an enforceable divorce agreement or decree; or ●upon surrender or termination of the underlying annuity contract. The termination will not result in any increase in Contract Value equal to the Protected Income Base. Upon effective termination of this rider, the benefit and charges within this rider will terminate. If you terminate the rider, we reserve the right to require a 12-month wait after this termination before you can elect any Living Benefit Rider available for purchase at that time.
Lincoln InvestmentSolutions RIA | ContractValueDeathBenefitMember
Prospectus:
Calculation Method of Benefit [Text Block]	Contract Value Death Benefit. The Contract Value Death Benefit provides a Death Benefit equal to the Contract Value on the Valuation Date the death claim is approved by us for payment. The Contract Value Death Benefit is not available for election, but automatically becomes effective at the time all Contractowners and Annuitants are changed. Once you have the Contract Value Death Benefit, this Death Benefit cannot be changed. For example, assume an initial deposit into the Contract of $10,000. The Contract Value increases and equals $12,000 on the Valuation Date the Death Benefit is approved. The Death Benefit paid equals $12,000.
Lincoln InvestmentSolutions RIA | GeneralDeathBenefitInformationMember
Prospectus:
Operation of Benefit [Text Block]	General Death Benefit Information Only one of these Death Benefits may be in effect at any one time. Your Death Benefit terminates on and after the selection of an Annuity Payout option, unless you have elected the Highest Anniversary Death Benefit. i4LIFE® Advantage only provides Death Benefit options during the Access Period. There are no Death Benefits during the Lifetime Income Period. Please see the i4LIFE® Advantage – i4LIFE® Advantage Death Benefit section of this prospectus for more information. If there are joint owners, upon the death of the first Contractowner, we will pay a Death Benefit to the surviving joint owner. The surviving joint owner will be treated as the primary, designated Beneficiary. Any other Beneficiary designation on record at the time of death will be treated as a contingent Beneficiary. If the surviving joint owner is the spouse of the deceased joint owner, he/she may continue the Contract as sole Contractowner but will not be allowed to assume the Estate LockSM Death Benefit. Upon the death of the spouse who continues the Contract, we will pay a Death Benefit to the designated Beneficiary(s). If the Beneficiary is the spouse of the Contractowner, then the spouse may elect to continue the Contract as the new Contractowner. All Contract provisions relating to spousal continuation are available only to a person who meets the definition of “spouse” under federal law. The U.S. Supreme Court has held that same-sex marriages must be permitted under state law and that marriages recognized under state law will be recognized for federal law purposes. Domestic partnerships and civil unions that are not recognized as legal marriages under state law, however, will not be treated as marriages under federal law. You are strongly encouraged to consult a tax advisor before electing spousal rights under the Contract. The value of the Death Benefit will be determined as of the Valuation Date we approve the payment of the claim. Approval of payment will occur upon our receipt of a claim submitted in Good Order. To be in Good Order, we require all the following: 1.an original certified death certificate or any other proof of death satisfactory to us; and 2.written authorization for payment; and 3.all required claim forms, fully completed (including selection of a settlement option). Notwithstanding any provision of this Contract to the contrary, the payment of Death Benefits provided under this Contract must be made in compliance with Code Section 72(s) or 401(a)(9) as applicable, as amended from time to time. Death Benefits may be taxable. See Federal Tax Matters. Unless otherwise provided in the Beneficiary designation, one of the following procedures will take place on the death of a Beneficiary: ●if any Beneficiary dies before the Contractowner, that Beneficiary’s interest will go to any other Beneficiaries named, according to their respective interests; and/or ●if no Beneficiary survives the Contractowner, the proceeds will be paid to the Contractowner’s estate. If the Beneficiary is a minor, court documents appointing the guardian/custodian may be required. The Beneficiary may choose the method of payment of the Death Benefit unless the Contractowner has already selected a settlement option. If the Contract is a nonqualified contract, the Death Benefit payable to the Beneficiary or joint owner must be distributed within five years of the Contractowner’s date of death unless the Beneficiary begins receiving, within one year of the Contractowner’s death, the distribution in the form of a life annuity or an annuity for a designated period not extending beyond the Beneficiary’s life expectancy. If the Contract is a qualified contract or IRA, then the Death Benefit payable to the Beneficiary or joint owner must be distributed within ten years of the Contractowner’s date of death unless the Beneficiary is an “eligible designated beneficiary”. An eligible designated beneficiary may take the Death Benefit distribution in the form of a life annuity or an annuity for a designated period not extending beyond the Beneficiary’s life expectancy, subject to certain additional exceptions. Upon the death of the Annuitant, Federal tax law requires that an annuity election be made no later than 60 days after we have approved the death claim for payment. The recipient of a Death Benefit may elect to receive payment either in the form of a lump sum settlement or an Annuity Payout. If a lump sum settlement is elected, the proceeds will be mailed within seven days of approval by us of the claim subject to the laws, regulations and tax code governing payment of Death Benefits. This payment may be postponed as permitted by the Investment Company Act of 1940.
Lincoln InvestmentSolutions RIA | LivingBenefitsMember
Prospectus:
Operation of Benefit [Text Block]	Living Benefit Riders The Living Benefit Riders described in this section provide different methods to take income from your Contract Value or receive lifetime payments and provide certain guarantees, regardless of the investment performance of the Contract. These guarantees are subject to certain conditions, as set forth below. There are differences between the riders in the features provided, income rates, investment options, charge rates, and charge structure. Additionally, the age at which you may begin receiving a benefit from your rider may vary between riders. In addition, the purchase of one rider may impact the availability of another rider. Not all riders will be available at all times. Before you elect a rider, or terminate your existing rider to elect a new rider, you should carefully review the terms and conditions of each rider. Riders elected at contract issue will be effective on the Contract’s effective date. Riders elected after the Contract is issued will be effective on the next Valuation Date following approval by us. You cannot elect more than one Living Benefit Rider or payout option offered in your Contract at any one time. Your financial professional will help you determine which Living Benefit Rider best suits your financial goals. The benefits and features of the optional Living Benefit Riders are separate and distinct from the downside protection strategies that may be employed by the funds offered under the Contract. The riders do not guarantee the investment results of the funds. There is no guarantee that any Living Benefit Rider (except i4LIFE® Advantage) will be available in the future, as we reserve the right to discontinue them at any time. In addition, we may make different versions of a rider available to new purchasers. Excess Withdrawals under certain Living Benefit Riders may result in a reduction or premature termination of those benefits or of those riders. If you are not certain how an Excess Withdrawal will reduce your future guaranteed amounts, you should contact either your financial professional or us prior to requesting a withdrawal to find out what impact, if any, the Excess Withdrawal will have on any guarantees under the Living Benefit Rider. If you purchase a Living Benefit Rider (except i4LIFE® Advantage without the Guaranteed Income Benefit), you will be required to adhere to Investment Requirements, which will limit your ability to invest in certain Subaccounts offered in your Contract. In addition, the fixed account is not available except for use with dollar cost averaging. See Appendix B – Investment Requirements and Appendix C – Discontinued Living Benefit Riders for more information.From time to time, we relax our rules that apply to dropping certain riders and subsequently adding certain new ones. For example, we may waive the waiting period and instead permit you to add a new rider immediately after dropping your old one. We may also let you drop a rider before it has been in effect for the required holding period. When you drop your old rider, your old rider and charge will be terminated. If you drop a rider for a new one during a period of time when we do not have an offer in place or have a different offer, you will not be eligible for any future offers related to the rider you previously dropped, even if such future offer would have included a greater or different benefit.Rate Sheets The current Enhancement rate, Protected Annual Income rates, and Guaranteed Income Benefit percentages available under certain Living Benefit Riders are declared in a Rate Sheet prospectus supplement. The Rate Sheet indicates the current rates and/or current percentages and the date by which your application or rider election form must be signed and dated for a rider to be issued with those rates and/or percentages. The rates and/or percentages may be superseded at any time, in our sole discretion, and may be higher or lower than the rates and/or percentages on the previous Rate Sheet. The effective date of a subsequent Rate Sheet will be at least 10 days after it is filed. In order to get the rate and/or percentage indicated in a Rate Sheet, your application or rider election form must be sent to us, and must be signed and dated on or after the effective date of the Rate Sheet. Current Rate Sheets will be included with the prospectus. You can also obtain the most current Rate Sheet by contacting your financial professional, online at www.lfg.com/VAprospectus or by calling us at 1-877-534-8255. The rates and/or percentages from previous effective periods are included in Appendix D, E and F to this prospectus.
Lincoln InvestmentSolutions RIA | Standard Death Benefit [Member]
Prospectus:
Operation of Benefit [Text Block]	Death Benefits The chart below provides a brief overview of how the Death Benefit proceeds will be distributed if death occurs prior to i4LIFE® Advantage elections or prior to the selection of an Annuity Payout option. Refer to your Contract for the specific provisions applicable upon death.
upon death of:	and...	and...	Death Benefit proceeds pass to:
Contractowner	There is a surviving joint owner	The Annuitant is living or deceased	Joint owner
Contractowner	There is no surviving joint owner	The Annuitant is living or deceased	Designated Beneficiary
upon death of:	and...	and...	Death Benefit proceeds pass to:
Contractowner	There is no surviving joint owner and the Beneficiary predeceases the Contractowner	The Annuitant is living or deceased	Contractowner's estate
Annuitant	The Contractowner is living	There is no contingent Annuitant	The youngest Contractowner becomes the contingent Annuitant and the Contract continues. The Contractowner may waive* this continuation and receive the Death Benefit proceeds.
Annuitant	The Contractowner is living	The contingent Annuitant is living	Contingent Annuitant becomes the Annuitant and the Contract continues
Annuitant	The Contractowner is a trust or other non-natural person**	No contingent Annuitant allowed with non-natural Contractowner	Designated Beneficiary
*Notification from the Contractowner to receive the Death Benefit proceeds must be received within 75 days of the death of the Annuitant. **Death of Annuitant is treated like death of the Contractowner. A Death Benefit may be payable if the Contractowner (or a joint owner) or Annuitant dies prior to the selection of an Annuity Payout option. You can choose the Death Benefit. Only one Death Benefit may be in effect at any one time and this Death Benefit terminates if you elect i4LIFE® Advantage or elect any other annuitization option. Generally, the more expensive the Death Benefit is, the greater the protection. While utilizing an Automatic Withdrawal Service to satisfy the requirements of the Annuity Commencement Date, the Death Benefit continues until otherwise terminated as noted in the discussion below. You should consider the following provisions carefully when designating the Beneficiary, Annuitant, any contingent Annuitant and any joint owner, as well as before changing any of these parties. The identity of these parties under the Contract may significantly affect the amount and timing of the Death Benefit or other amount paid upon a Contractowner's or Annuitant's death. You may designate a Beneficiary during your lifetime and change the Beneficiary by filing a written request with our Home Office. Each change of Beneficiary revokes any previous designation. We reserve the right to request that you send us the Contract for endorsement of a change of Beneficiary. Upon the death of the Contractowner, a Death Benefit will be paid to the Beneficiary. Upon the death of a joint owner, the Death Benefit will be paid to the surviving joint owner. If the Contractowner is a corporation or other non-individual (non-natural person), the death of the Annuitant will be treated as death of the Contractowner. If an Annuitant who is not the Contractowner or joint owner dies, then the contingent Annuitant, if named, becomes the Annuitant and no Death Benefit is payable on the death of the Annuitant. If no contingent Annuitant is named, the Contractowner (or younger of joint owners) becomes the Annuitant. Alternatively, a Death Benefit may be paid to the Contractowner (and joint owner, if applicable, in equal shares). Notification of the election of this Death Benefit must be received by us within 75 days of the death of the Annuitant. The Contract terminates when any Death Benefit is paid due to the death of the Annuitant.